UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-5075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Rebecca A. Paulzine, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5168

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

Item 1. Schedule of Investments

Aggressive Allocation Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Shares	Mutual Funds (72.8%)	Value
Equity Mutual Funds (67.3%)
958,242	Thrivent Real Estate Securities Fund	$8,518,772
3,699,566	Thrivent Partner Small Cap Growth Fund[a]	36,958,665
939,770	Thrivent Partner Small Cap Value Fund	12,780,872
1,519,439	Thrivent Small Cap Stock Fund[a]	19,266,489
1,715,107	Thrivent Mid Cap Growth Fund[a]	28,093,449
1,661,986	Thrivent Partner Mid Cap Value Fund	17,168,317
1,990,952	Thrivent Mid Cap Stock Fund	26,081,467
2,867,441	Thrivent Partner Worldwide Allocation Fund	22,853,503
6,054,745	Thrivent Partner International Stock Fund	53,766,135
6,646,413	Thrivent Large Cap Growth Fund	31,238,139
2,202,130	Thrivent Large Cap Value Fund	26,491,627
1,465,533	Thrivent Large Cap Stock Fund	28,753,759
445,911	Thrivent Equity Income Plus Fund	3,580,667

	Total Equity Mutual Funds	315,551,861

Fixed Income Mutual Funds (5.5%)
2,125,284	Thrivent High Yield Fund	9,946,328
1,528,523	Thrivent Government Bond Fund	15,850,787

	Total Fixed Income Mutual Funds	25,797,115

	Total Mutual Funds (cost $384,344,592)	341,348,976

Shares	Common Stock (19.5%)	Value
Consumer Discretionary (2.7%)
18,000	Aeropostale, Inc.[a]	511,740
2,359	Amazon.com, Inc.[a]	278,103
7,869	Autoliv, Inc.[a]	451,995
17,050	Carnival Corporation	591,294
20,200	Carter’s, Inc.[a]	489,648
58,956	Chico’s FAS, Inc.	552,418
22,550	Comcast Corporation	439,048
30,737	Cooper Tire & Rubber Company	664,227
15,150	Dana Holding Corporation[a]	179,982
5,685	Dollar Tree, Inc.[a]	251,959
45,600	Domino’s Pizza, Inc.[a]	583,224
42,100	Foot Locker, Inc.	572,139
21,800	Ford Motor Company[a]	278,386
7,872	Harman International Industries, Inc.[a]	239,388
11,050	International Game Technology	168,402
20,460	J.C. Penney Company, Inc.	503,930
22,567	Kohl’s Corporation[a]	1,076,220
9,690	Liberty Media Corporation - Interactive[a]	109,691
30,550	Lowe’s Companies, Inc.	633,607
6,907	Macy’s, Inc.	128,816
1,500	Netflix, Inc.[a]	153,825
1,810	Omnicom Group, Inc.	67,441
3,283	Panera Bread Company[a]	256,763
4,170	Target Corporation	214,004
6,650	Time Warner Cable, Inc.	380,180
29,947	Walt Disney Company	1,008,914
13,500	Warnaco Group, Inc.[a]	563,895
57,917	Warner Music Group Corporation[a]	271,631

Shares	Common Stock (19.5%)	Value
Consumer Discretionary (2.7%) - continued
21,979	WMS Industries, Inc.[a]	$846,411

	Total Consumer Discretionary	12,467,281

Consumer Staples (0.9%)
4,660	Avon Products, Inc.	145,066
7,755	Flowers Foods, Inc.	187,903
11,100	Herbalife, Ltd.	551,004
15,032	Kraft Foods, Inc.	439,085
7,887	Kroger Company	167,047
12,292	PepsiCo, Inc.	797,874
19,253	Philip Morris International, Inc.	982,673
7,306	TreeHouse Foods, Inc.[a]	348,423
13,500	Wal-Mart Stores, Inc.	691,065

	Total Consumer Staples	4,310,140

Energy (2.0%)
10,857	Alpha Natural Resources, Inc.[a]	416,149
3,080	Anadarko Petroleum Corporation	151,413
2,190	Apache Corporation	209,320
26,100	Arch Coal, Inc.	618,309
7,480	Baker Hughes, Inc.	361,060
44,700	Complete Production Services, Inc.[a]	860,475
9,797	ConocoPhillips	540,990
12,300	Dresser-Rand Group, Inc.[a]	457,683
11,370	ENSCO International plc ADR	475,380
27,345	Forest Oil Corporation[a]	781,794
8,200	Halliburton Company	245,016
138,000	International Coal Group, Inc.[a]	621,000
32,600	James River Coal Company[a]	570,826
5,995	National Oilwell Varco, Inc.	234,764
14,430	Occidental Petroleum Corporation	1,124,530
15,720	Schlumberger, Ltd.	937,855
15,150	Ultra Petroleum Corporation[a]	641,905
7,360	Valero Energy Corporation	125,046
17,100	Weatherford International, Ltd.[a]	277,020

	Total Energy	9,650,535

Financials (2.8%)
10,035	Affiliated Managers Group, Inc.[a]	710,779
17,610	American Express Company	786,110
5,305	Ameriprise Financial, Inc.	224,879
9,428	Bank of America Corporation	132,369
6,130	Capital One Financial Corporation	259,483
300,980	Citigroup, Inc.[a]	1,234,018
8,360	Comerica, Inc.	320,690
7,664	Duke Realty Corporation	91,661
5,100	Endurance Specialty Holdings, Ltd.	196,809
11,424	Equity One, Inc.	194,665
12,668	Fifth Third Bancorp	161,010
3,500	Franklin Resources, Inc.	352,030
900	Goldman Sachs Group, Inc.	135,738
4,224	Hanover Insurance Group, Inc.	185,138
18,841	HCC Insurance Holdings, Inc.	492,127
24,100	Healthcare Realty Trust, Inc.	565,627
16,618	Host Hotels & Resorts, Inc.	238,302
3,575	IntercontinentalExchange, Inc.[a]	377,592
9,838	J.P. Morgan Chase & Company	396,275
23,600	KeyCorp	199,656

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

Aggressive Allocation Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Shares	Common Stock (19.5%)	Value
Financials (2.8%) - continued
4,618	Lazard, Ltd.	$137,016
8,178	Morgan Stanley	220,724
12,593	New York Community Bancorp, Inc.	217,355
6,730	Northern Trust Corporation	316,243
58,975	Ocwen Financial Corporation[a]	622,776
15,400	Potlatch Corporation	570,724
4,816	Principal Financial Group, Inc.	123,338
5,060	Prudential Financial, Inc.	289,887
14,900	SVB Financial Group[a]	643,531
37,000	Texas Capital Bancshares, Inc.[a]	617,530
20,100	U.S. Bancorp	480,390
15,037	W.R. Berkley Corporation	406,149
11,750	Wells Fargo & Company	325,828
33,100	Zions Bancorporation	734,489

	Total Financials	12,960,938

Health Care (2.5%)
7,300	Abbott Laboratories	358,284
32,000	Align Technology, Inc.[a]	555,200
3,600	Allergan, Inc.	219,816
2,041	Beckman Coulter, Inc.	93,539
3,200	Biogen Idec, Inc.[a]	178,816
7,246	C.R. Bard, Inc.	569,028
15,505	Celgene Corporation[a]	855,101
26,018	Community Health Systems, Inc.[a]	843,764
11,948	Coventry Health Care, Inc.[a]	236,929
3,070	Covidien, Ltd.	114,572
8,821	Hologic, Inc.[a]	124,729
18,815	ICON plc ADR[a]	444,034
2,260	Johnson & Johnson	131,283
103,573	King Pharmaceuticals, Inc.[a]	907,300
12,222	Medco Health Solutions, Inc.[a]	586,656
3,485	Medtronic, Inc.	128,841
20,240	NuVasive, Inc.[a]	663,265
20,600	Teva Pharmaceutical Industries, Ltd. ADR	1,006,310
18,536	Thermo Fisher Scientific, Inc.[a]	831,525
14,444	United Therapeutics Corporation[a]	706,167
28,413	UnitedHealth Group, Inc.	865,176
2,971	Varian Medical Systems, Inc.[a]	163,999
5,893	Vertex Pharmaceuticals, Inc.[a]	198,358
15,280	Zimmer Holdings, Inc.[a]	809,687

	Total Health Care	11,592,379

Industrials (2.8%)
1,990	3M Company	170,225
1,050	Avery Dennison Corporation	37,642
1,990	Boeing Company	135,599
2,280	Caterpillar, Inc.	159,030
9,100	Cooper Industries plc	410,865
19,577	CSX Corporation	1,032,099
23,367	Dover Corporation	1,120,915
2,049	Eaton Corporation	160,764
4,340	Emerson Electric Company	215,004
7,300	FedEx Corporation	602,615
4,700	Fluor Corporation	226,963
16,600	FTI Consulting, Inc.[a]	586,810
11,324	General Electric Company	182,543
3,309	Honeywell International, Inc.	141,824
3,080	Illinois Tool Works, Inc.	133,980
6,086	Ingersoll-Rand plc	227,982
82,701	Manitowoc Company, Inc.	856,782
3,200	Manpower, Inc.	153,536

Shares	Common Stock (19.5%)	Value
Industrials (2.8%) - continued
3,317	Navistar International Corporation[a]	$171,522
3,620	Norfolk Southern Corporation	203,697
17,800	Old Dominion Freight Line, Inc.[a]	701,854
32,412	Oshkosh Corporation[a]	1,114,325
3,232	Parker Hannifin Corporation	200,772
2,121	Precision Castparts Corporation	259,165
9,300	Regal-Beloit Corporation	565,719
5,327	Roper Industries, Inc.	332,937
23,400	Shaw Group, Inc.[a]	749,736
8,350	Siemens AG ADR	813,206
3,880	Spirit Aerosystems Holdings, Inc.[a]	78,958
5,113	SPX Corporation	304,530
13,487	Teledyne Technologies, Inc.[a]	553,372
3,470	Textron, Inc.	72,037
2,127	United Technologies Corporation	151,230
12,905	Werner Enterprises, Inc.	297,202

	Total Industrials	13,125,440

Information Technology (4.8%)
20,600	Adobe Systems, Inc.[a]	591,632
18,700	ADTRAN, Inc.	590,546
14,050	Analog Devices, Inc.	417,425
8,377	Apple, Inc.[a]	2,154,983
225,704	Atmel Corporation[a]	1,180,432
70,058	Cisco Systems, Inc.[a]	1,616,238
57,801	Cogent, Inc.[a]	519,631
27,800	CommVault Systems, Inc.[a]	514,856
108,679	Compuware Corporation[a]	888,994
8,524	eBay, Inc.[a]	178,237
20,000	EMC Corporation[a]	395,800
2,186	F5 Networks, Inc.[a]	191,996
2,105	Google, Inc.[a]	1,020,609
23,930	Hewlett-Packard Company	1,101,737
21,600	Informatica Corporation[a]	650,808
25,808	Intel Corporation	531,645
1,986	International Business Machines Corporation	255,002
15,300	JDS Uniphase Corporation[a]	166,005
8,211	Juniper Networks, Inc.[a]	228,102
15,500	KLA-Tencor Corporation	490,885
13,900	Lam Research Corporation[a]	586,441
4,500	MasterCard, Inc.	945,180
6,750	McAfee, Inc.[a]	223,425
31,650	Micron Technology, Inc.[a]	230,412
56,370	Microsoft Corporation	1,454,910
6,445	Novellus Systems, Inc.[a]	172,146
33,189	Oracle Corporation	784,588
25,813	Polycom, Inc.[a]	766,130
88,268	Teradyne, Inc.[a]	949,764
10,700	Texas Instruments, Inc.	264,183
64,051	TIBCO Software, Inc.[a]	868,532
6,377	Tyco Electronics, Ltd.	172,179
23,500	ValueClick, Inc.[a]	257,325
10,700	VeriFone Systems, Inc.[a]	234,116
7,850	Visa, Inc.	575,798
28,520	Xerox Corporation	277,785
7,272	Xilinx, Inc.	203,034

	Total Information Technology	22,651,511

Materials (0.6%)
6,947	Albemarle Corporation	303,028
2,630	Allegheny Technologies, Inc.	125,214

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

Aggressive Allocation Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Shares	Common Stock (19.5%)	Value
Materials (0.6%) - continued
3,316	Ball Corporation	$193,124
2,600	CF Industries Holdings, Inc.	211,094
11,270	E.I. du Pont de Nemours and Company	458,351
11,459	Freeport-McMoRan Copper & Gold, Inc.	819,777
4,618	Silgan Holdings, Inc.	131,244
11,344	Steel Dynamics, Inc.	162,446
13,200	Temple-Inland, Inc.	264,792

	Total Materials	2,669,070

Telecommunications Services (<0.1%)
4,153	Telephone and Data Systems, Inc.	141,742

	Total Telecommunications Services	141,742

Utilities (0.4%)
3,850	Alliant Energy Corporation	133,056
11,200	American Electric Power Company, Inc.	402,976
5,729	DPL, Inc.	145,001
873	Entergy Corporation	67,666
11,613	NV Energy, Inc.	147,485
7,900	Portland General Electric Company	150,890
16,268	Southwest Gas Corporation	523,342
19,994	UGI Corporation	539,038

	Total Utilities	2,109,454

	Total Common Stock (cost $90,493,825)	91,678,490

Principal Amount	Long-Term Fixed Income (3.6%)	Value
Asset-Backed Securities (0.2%)
	J.P. Morgan Mortgage Trust
1,000,000	5.461%, 10/25/2036	711,669
	Renaissance Home Equity Loan Trust
650,000	6.011%, 5/25/2036	371,760

	Total Asset-Backed Securities	1,083,429

Basic Materials (0.3%)
	Arch Coal, Inc.
240,000	8.750%, 8/1/2016[b]	257,400
	CF Industries, Inc.
240,000	7.125%, 5/1/2020	256,200
	CONSOL Energy, Inc.
240,000	8.000%, 4/1/2017[b]	255,000
	FMG Finance, Pty., Ltd.
210,000	10.625%, 9/1/2016[b]	239,400
	Georgia-Pacific Corporation
220,000	8.000%, 1/15/2024	239,800
	Lyondell Chemical Company
220,000	11.000%, 5/1/2018	236,775

	Total Basic Materials	1,484,575

Capital Goods (0.1%)
	Case New Holland, Inc.
240,000	7.875%, 12/1/2017[b]	251,400

Principal Amount	Long-Term Fixed Income (3.6%)	Value
Capital Goods (0.1%) - continued
	Owens-Illinois, Inc.
$240,000	7.800%, 5/15/2018	$258,600

	Total Capital Goods	510,000

Collateralized Mortgage Obligations (0.1%)
	Sequoia Mortgage Trust
223,328	5.617%, 9/20/2046	81,479
	WaMu Mortgage Pass Through Certificates
259,516	5.871%, 9/25/2036	228,257
350,661	5.992%, 10/25/2036	308,702

	Total Collateralized Mortgage Obligations	618,438

Commercial Mortgage-Backed Securities (0.1%)
	Bear Stearns Commercial Mortgage Securities, Inc.
300,000	5.694%, 6/11/2050	312,062

	Total Commercial Mortgage-Backed Securities	312,062

Communications Services (0.5%)
	Cincinnati Bell, Inc.
180,000	8.250%, 10/15/2017	178,200
	Clear Channel Worldwide Holdings, Inc.
200,000	9.250%, 12/15/2017[b]	210,000
	Cricket Communications, Inc.
240,000	9.375%, 11/1/2014	248,100
	DISH DBS Corporation
250,000	7.125%, 2/1/2016	256,875
	Intelsat Jackson Holdings, Ltd.
180,000	8.500%, 11/1/2019[b]	190,350
	New Communications Holdings, Inc.
190,000	8.250%, 4/15/2017[b]	202,825
	Qwest Communications International, Inc.
250,000	7.500%, 2/15/2014	256,250
	Virgin Media Finance plc
240,000	8.375%, 10/15/2019	260,400
	Wind Acquisition Holdings Finance SPA
257,150	12.250%, 7/15/2017[b]	240,435

	Total Communications Services	2,043,435

Consumer Cyclical (0.4%)
	KB Home
190,000	6.250%, 6/15/2015	174,800
	Macy’s Retail Holdings, Inc.
210,000	8.375%, 7/15/2015	234,938
	MGM Resorts International
210,000	11.125%, 11/15/2017	238,350
	Pinnacle Entertainment, Inc.
250,000	8.625%, 8/1/2017	261,250
	QVC, Inc.
190,000	7.125%, 4/15/2017[b]	194,750
	Royal Caribbean Cruises, Ltd.
250,000	6.875%, 12/1/2013	254,375

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

Aggressive Allocation Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (3.6%)	Value
Consumer Cyclical (0.4%) - continued
	Starwood Hotels & Resorts Worldwide, Inc.
$250,000	6.750%, 5/15/2018	$255,625
	Toys R Us Property Company I, LLC
210,000	10.750%, 7/15/2017	237,037

	Total Consumer Cyclical	1,851,125

Consumer Non-Cyclical (0.2%)
	Biomet, Inc.
150,000	10.375%, 10/15/2017	166,125
	Community Health Systems, Inc.
240,000	8.875%, 7/15/2015	251,400
	HCA, Inc.
220,000	9.625%, 11/15/2016	237,600
	JBS USA, LLC/JBS USA Finance, Inc.
210,000	11.625%, 5/1/2014	242,025

	Total Consumer Non-Cyclical	897,150

Energy (0.2%)
	Forest Oil Corporation
250,000	7.250%, 6/15/2019	253,125
	Petrohawk Energy Corporation
240,000	7.875%, 6/1/2015	248,400
	Pioneer Natural Resources Company
180,000	7.500%, 1/15/2020	193,774
	Plains Exploration & Production Company
250,000	7.625%, 6/1/2018	253,750

	Total Energy	949,049

Financials (0.1%)
	CIT Group, Inc.
190,425	7.000%, 5/1/2017	179,475
	Icahn Enterprises, LP
190,000	8.000%, 1/15/2018	189,525
	International Lease Finance Corporation
250,000	5.400%, 2/15/2012	243,125

	Total Financials	612,125

Technology (0.1%)
	Freescale Semiconductor, Inc.
240,000	9.250%, 4/15/2018[b]	247,800
	Iron Mountain, Inc.
240,000	8.000%, 6/15/2020	252,000

	Total Technology	499,800

U.S. Government and Agencies (1.2%)
	U.S. Treasury Notes
1,500,000	0.875%, 12/31/2010[c]	1,504,043
2,150,000	2.500%, 4/30/2015	2,249,605
1,050,000	3.500%, 5/15/2020	1,102,668
550,000	4.375%, 5/15/2040	587,900

	Total U.S. Government and Agencies	5,444,216

Utilities (0.1%)
	El Paso Corporation
240,000	7.000%, 6/15/2017	251,163

Principal Amount	Long-Term Fixed Income (3.6%)	Value
Utilities (0.1%) - continued
	NRG Energy, Inc.
$250,000	7.375%, 2/1/2016	$255,000

	Total Utilities	506,163

	Total Long-Term Fixed Income (cost $16,361,120)	16,811,567

Principal Amount	Short-Term Investments (4.0%)[d]	Value
	ENI Coordination Center SA
5,585,000	0.210%, 8/2/2010[e]	5,584,935
	Federal Home Loan Bank Discount Notes
4,961,000	0.060%, 8/2/2010	4,960,983
5,000,000	0.175%, 8/20/2010	4,999,514
2,000,000	0.180%, 8/25/2010	1,999,750
	Federal National Mortgage Association Discount Notes
1,300,000	0.200%, 10/18/2010[c]	1,299,435

	Total Short-Term Investments (at amortized cost)	18,844,617

	Total Investments (cost $510,044,154) 99.9%	$468,683,650

	Other Assets and Liabilities, Net 0.1%	618,006

	Total Net Assets 100.0%	$469,301,656

a	Non-income producing security.
b	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 30, 2010, the value of these investments was $2,289,360 or 0.5% of total net assets.
c	At July 30, 2010, $2,803,478 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
e	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank or institution.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$9,819,031
Gross unrealized depreciation	(51,179,535)

Net unrealized appreciation (depreciation)	($41,360,504)

Cost for federal income tax purposes	$510,044,154

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

Aggressive Allocation Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 30, 2010, in valuing Aggressive Allocation Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	315,551,861	315,551,861	–	–
Fixed Income Mutual Funds	25,797,115	25,797,115	–	–
Common Stock
Consumer Discretionary	12,467,281	12,467,281	–	–
Consumer Staples	4,310,140	4,310,140	–	–
Energy	9,650,535	9,650,535	–	–
Financials	12,960,938	12,960,938	–	–
Health Care	11,592,379	11,592,379	–	–
Industrials	13,125,440	13,125,440	–	–
Information Technology	22,651,511	22,651,511	–	–
Materials	2,669,070	2,669,070	–	–
Telecommunications Services	141,742	141,742	–	–
Utilities	2,109,454	2,109,454	–	–
Long-Term Fixed Income
Asset-Backed Securities	1,083,429	–	1,083,429	–
Basic Materials	1,484,575	–	1,484,575	–
Capital Goods	510,000	–	510,000	–
Collateralized Mortgage Obligations	618,438	–	618,438	–
Commercial Mortgage-Backed Securities	312,062	–	312,062	–
Communications Services	2,043,435	–	2,043,435	–
Consumer Cyclical	1,851,125	–	1,851,125	–
Consumer Non-Cyclical	897,150	–	897,150	–
Energy	949,049	–	949,049	–
Financials	612,125	–	612,125	–
Technology	499,800	–	499,800	–
U.S. Government and Agencies	5,444,216	–	5,444,216	–
Utilities	506,163	–	506,163	–
Short-Term Investments	18,844,617	–	18,844,617	–
Total	$468,683,650	$433,027,466	$35,656,184	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	749,167	749,167	–	–
Total Asset Derivatives	$749,167	$749,167	$–	$–

Liability Derivatives
Futures Contracts	383,958	383,958	–	–
Total Liability Derivatives	$383,958	$383,958	$–	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/ (Loss)
Russell 2000 Index Mini-Futures	(103)	September 2010	($6,306,922)	($6,690,880)	($383,958)
S&P 500 Index Futures	69	September 2010	18,196,508	18,945,675	749,167
Total Futures Contracts					$365,209

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

Aggressive Allocation Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2009	Gross Purchases	Gross Sales	Shares Held at July 30, 2010	Value July 30, 2010	Income Earned November 1, 2009 - July 30, 2010
Real Estate Securities	$6,361,734	$534,530	$274,690	958,242	$8,518,772	$175,779
Partner Small Cap Growth	30,917,351	956,671	732,506	3,699,566	36,958,665	–
Partner Small Cap Value	10,924,455	452,549	274,690	939,770	12,780,872	93,797
Small Cap Stock	16,964,611	1,195,839	915,633	1,519,439	19,266,489	–
Mid Cap Growth	24,343,677	837,087	640,943	1,715,107	28,093,449	–
Partner Mid Cap Value	14,687,998	629,716	366,253	1,661,986	17,168,317	151,380
Mid Cap Stock	26,785,979	1,415,608	5,407,196	1,990,952	26,081,467	100,186
Partner Worldwide Allocation	11,496,135	11,662,438	656,169	2,867,441	22,853,503	204,556
Partner International Stock	54,363,248	1,185,215	825,363	6,054,745	53,766,135	1,185,215
Large Cap Growth	29,738,711	1,469,133	1,007,196	6,646,413	31,238,139	153,711
Large Cap Value	24,919,143	1,659,018	915,633	2,202,130	26,491,627	463,179
Large Cap Stock	27,840,821	1,264,381	1,232,506	1,465,533	28,753,759	307,710
Equity Income Plus	3,285,238	53,453	–	445,911	3,580,667	53,453
High Yield	7,862,636	1,953,390	250,267	2,125,284	9,946,328	553,567
Income	11,038,341	614,044	12,038,389	–	–	282,796
Government Bond	–	15,401,573	235,573	1,528,523	15,850,787	93,204
Limited Maturity Bond	6,469,600	460,644	7,017,320	–	–	109,847
Money Market	2,930,202	1,164,397	4,094,599	–	–	3
Total Value and Income Earned	310,929,880				341,348,976	3,928,383

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Shares	Mutual Funds (76.5%)	Value
Equity Mutual Funds (56.8%)
3,905,565	Thrivent Real Estate Securities Fund	$34,720,472
3,151,900	Thrivent Partner Small Cap Growth Fund[a]	31,487,479
2,132,167	Thrivent Partner Small Cap Value Fund	28,997,465
1,344,712	Thrivent Small Cap Stock Fund[a]	17,050,942
1,758,617	Thrivent Mid Cap Growth Fund[a]	28,806,140
4,007,714	Thrivent Partner Mid Cap Value Fund	41,399,681
4,282,054	Thrivent Mid Cap Stock Fund	56,094,913
8,069,780	Thrivent Partner Worldwide Allocation Fund	64,316,149
10,254,188	Thrivent Partner International Stock Fund	91,057,192
14,261,498	Thrivent Large Cap Growth Fund	67,029,041
7,196,788	Thrivent Large Cap Value Fund	86,577,362
3,230,417	Thrivent Large Cap Stock Fund	63,380,773
1,130,123	Thrivent Equity Income Plus Fund	9,074,888

	Total Equity Mutual Funds	619,992,497

Fixed Income Mutual Funds (19.7%)
12,558,899	Thrivent High Yield Fund	58,775,647
10,044,738	Thrivent Income Fund	85,982,960
2,331,890	Thrivent Government Bond Fund	24,181,701
3,731,490	Thrivent Limited Maturity Bond Fund	46,531,675

	Total Fixed Income Mutual Funds	215,471,983

	Total Mutual Funds (cost $927,721,325)	835,464,480

Shares	Common Stock (13.9%)	Value
Consumer Discretionary (1.8%)
25,800	Aeropostale, Inc.[a]	733,494
3,141	Amazon.com, Inc.[a]	370,292
14,638	Autoliv, Inc.[a]	840,807
22,600	Carnival Corporation	783,768
28,875	Carter’s, Inc.[a]	699,930
84,308	Chico’s FAS, Inc.	789,966
29,800	Comcast Corporation	580,206
43,983	Cooper Tire & Rubber Company	950,473
40,650	Dana Holding Corporation[a]	482,922
10,668	Dollar Tree, Inc.[a]	472,806
65,228	Domino’s Pizza, Inc.[a]	834,266
60,200	Foot Locker, Inc.	818,118
28,900	Ford Motor Company[a]	369,053
14,645	Harman International Industries, Inc.[a]	445,354
14,500	International Game Technology	220,980
34,450	J.C. Penney Company, Inc.	848,503
29,941	Kohl’s Corporation[a]	1,427,886
25,990	Liberty Media Corporation - Interactive[a]	294,207
40,500	Lowe’s Companies, Inc.	839,970
18,522	Macy’s, Inc.	345,435
2,700	Netflix, Inc.[a]	276,885
4,850	Omnicom Group, Inc.	180,711
6,265	Panera Bread Company[a]	489,986
11,160	Target Corporation	572,731
17,870	Time Warner Cable, Inc.	1,021,628
51,480	Walt Disney Company	1,734,361

Shares	Common Stock (13.9%)	Value
Consumer Discretionary (1.8%) - continued
19,400	Warnaco Group, Inc.[a]	$810,338
82,607	Warner Music Group Corporation[a]	387,427
35,058	WMS Industries, Inc.[a]	1,350,084

	Total Consumer Discretionary	19,972,587

Consumer Staples (0.7%)
12,510	Avon Products, Inc.	389,436
14,611	Flowers Foods, Inc.	354,025
15,900	Herbalife, Ltd.	789,276
40,315	Kraft Foods, Inc.	1,177,601
14,773	Kroger Company	312,892
16,230	PepsiCo, Inc.	1,053,489
35,429	Philip Morris International, Inc.	1,808,296
13,711	TreeHouse Foods, Inc.[a]	653,878
17,900	Wal-Mart Stores, Inc.	916,301

	Total Consumer Staples	7,455,194

Energy (1.5%)
20,414	Alpha Natural Resources, Inc.[a]	782,469
8,250	Anadarko Petroleum Corporation	405,570
5,860	Apache Corporation	560,099
37,300	Arch Coal, Inc.	883,637
20,050	Baker Hughes, Inc.	967,813
63,900	Complete Production Services, Inc.[a]	1,230,075
26,271	ConocoPhillips	1,450,685
17,600	Dresser-Rand Group, Inc.[a]	654,896
26,990	ENSCO International plc ADR	1,128,452
42,590	Forest Oil Corporation[a]	1,217,648
10,900	Halliburton Company	325,692
197,318	International Coal Group, Inc.[a]	887,931
46,600	James River Coal Company[a]	815,966
11,391	National Oilwell Varco, Inc.	446,071
22,590	Occidental Petroleum Corporation	1,760,439
20,855	Schlumberger, Ltd.	1,244,209
20,050	Ultra Petroleum Corporation[a]	849,518
19,730	Valero Energy Corporation	335,213
32,100	Weatherford International, Ltd.[a]	520,020

	Total Energy	16,466,403

Financials (2.2%)
14,413	Affiliated Managers Group, Inc.[a]	1,020,873
29,410	American Express Company	1,312,862
14,205	Ameriprise Financial, Inc.	602,150
25,293	Bank of America Corporation	355,114
16,460	Capital One Financial Corporation	696,752
492,060	Citigroup, Inc.[a]	2,017,446
18,370	Comerica, Inc.	704,673
14,329	Duke Realty Corporation	171,375
9,600	Endurance Specialty Holdings, Ltd.	370,464
21,447	Equity One, Inc.	365,457
33,984	Fifth Third Bancorp	431,937
4,700	Franklin Resources, Inc.	472,726
2,400	Goldman Sachs Group, Inc.	361,968
7,849	Hanover Insurance Group, Inc.	344,022
35,282	HCC Insurance Holdings, Inc.	921,566
34,400	Healthcare Realty Trust, Inc.	807,368
31,135	Host Hotels & Resorts, Inc.	446,476

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Shares	Common Stock (13.9%)	Value
Financials (2.2%) - continued
5,739	IntercontinentalExchange, Inc.[a]	$606,153
26,383	J.P. Morgan Chase & Company	1,062,707
44,100	KeyCorp	373,086
8,736	Lazard, Ltd.	259,197
21,925	Morgan Stanley	591,756
23,686	New York Community Bancorp, Inc.	408,820
15,920	Northern Trust Corporation	748,081
84,333	Ocwen Financial Corporation[a]	890,556
22,000	Potlatch Corporation	815,320
12,827	Principal Financial Group, Inc.	328,499
13,590	Prudential Financial, Inc.	778,571
21,300	SVB Financial Group[a]	919,947
52,984	Texas Capital Bancshares, Inc.[a]	884,303
26,600	U.S. Bancorp	635,740
28,173	W.R. Berkley Corporation	760,953
31,520	Wells Fargo & Company	874,049
49,700	Zions Bancorporation	1,102,843

	Total Financials	23,443,810

Health Care (1.7%)
9,700	Abbott Laboratories	476,076
45,800	Align Technology, Inc.[a]	794,630
4,800	Allergan, Inc.	293,088
3,882	Beckman Coulter, Inc.	177,912
4,300	Biogen Idec, Inc.[a]	240,284
17,681	C.R. Bard, Inc.	1,388,489
20,565	Celgene Corporation[a]	1,134,160
40,836	Community Health Systems, Inc.[a]	1,324,311
22,497	Coventry Health Care, Inc.[a]	446,116
8,240	Covidien, Ltd.	307,517
16,442	Hologic, Inc.[a]	232,490
27,420	ICON plc ADR[a]	647,112
6,060	Johnson & Johnson	352,025
155,776	King Pharmaceuticals, Inc.[a]	1,364,598
16,267	Medco Health Solutions, Inc.[a]	780,816
9,254	Medtronic, Inc.	342,120
29,100	NuVasive, Inc.[a]	953,607
27,300	Teva Pharmaceutical Industries, Ltd. ADR	1,333,605
24,613	Thermo Fisher Scientific, Inc.[a]	1,104,139
21,889	United Therapeutics Corporation[a]	1,070,153
53,376	UnitedHealth Group, Inc.	1,625,299
5,642	Varian Medical Systems, Inc.[a]	311,438
11,086	Vertex Pharmaceuticals, Inc.[a]	373,155
26,840	Zimmer Holdings, Inc.[a]	1,422,252

	Total Health Care	18,495,392

Industrials (2.0%)
5,321	3M Company	455,158
2,843	Avery Dennison Corporation	101,922
5,330	Boeing Company	363,186
6,130	Caterpillar, Inc.	427,567
12,000	Cooper Industries plc	541,800
27,855	CSX Corporation	1,468,516
30,950	Dover Corporation	1,484,671
5,486	Eaton Corporation	430,432
11,640	Emerson Electric Company	576,646
9,681	FedEx Corporation	799,167
10,000	Fluor Corporation	482,900
23,800	FTI Consulting, Inc.[a]	841,330
30,371	General Electric Company	489,581
8,866	Honeywell International, Inc.	379,997

Shares	Common Stock (13.9%)	Value
Industrials (2.0%) - continued
8,260	Illinois Tool Works, Inc.	$359,310
16,338	Ingersoll-Rand plc	612,021
128,949	Manitowoc Company, Inc.	1,335,912
4,500	Manpower, Inc.	215,910
6,234	Navistar International Corporation[a]	322,360
9,720	Norfolk Southern Corporation	546,944
25,400	Old Dominion Freight Line, Inc.[a]	1,001,522
52,624	Oshkosh Corporation[a]	1,809,213
6,064	Parker Hannifin Corporation	376,696
3,942	Precision Castparts Corporation	481,673
13,200	Regal-Beloit Corporation	802,956
10,054	Roper Industries, Inc.	628,375
37,000	Shaw Group, Inc.[a]	1,185,480
11,050	Siemens AG ADR	1,076,159
10,430	Spirit Aerosystems Holdings, Inc.[a]	212,251
9,526	SPX Corporation	567,369
19,283	Teledyne Technologies, Inc.[a]	791,181
9,320	Textron, Inc.	193,483
5,700	United Technologies Corporation	405,270
24,211	Werner Enterprises, Inc.	557,579

	Total Industrials	22,324,537

Information Technology (3.1%)
27,350	Adobe Systems, Inc.[a]	785,492
26,800	ADTRAN, Inc.	846,344
18,550	Analog Devices, Inc.	551,121
11,102	Apple, Inc.[a]	2,855,990
367,329	Atmel Corporation[a]	1,921,131
92,770	Cisco Systems, Inc.[a]	2,140,204
82,775	Cogent, Inc.[a]	744,147
39,800	CommVault Systems, Inc.[a]	737,096
175,979	Compuware Corporation[a]	1,439,508
16,049	eBay, Inc.[a]	335,585
26,500	EMC Corporation[a]	524,435
4,272	F5 Networks, Inc.[a]	375,210
2,816	Google, Inc.[a]	1,365,338
35,086	Hewlett-Packard Company	1,615,359
30,900	Informatica Corporation[a]	931,017
34,169	Intel Corporation	703,881
5,327	International Business Machines Corporation	683,987
28,600	JDS Uniphase Corporation[a]	310,310
15,421	Juniper Networks, Inc.[a]	428,395
20,500	KLA-Tencor Corporation	649,235
20,700	Lam Research Corporation[a]	873,333
6,100	MasterCard, Inc.	1,281,244
9,050	McAfee, Inc.[a]	299,555
42,000	Micron Technology, Inc.[a]	305,760
83,040	Microsoft Corporation	2,143,262
12,090	Novellus Systems, Inc.[a]	322,924
53,832	Oracle Corporation	1,272,588
39,629	Polycom, Inc.[a]	1,176,189
141,637	Teradyne, Inc.[a]	1,524,014
14,200	Texas Instruments, Inc.	350,598
100,942	TIBCO Software, Inc.[a]	1,368,774
17,101	Tyco Electronics, Ltd.	461,727
44,100	ValueClick, Inc.[a]	482,895
20,000	VeriFone Systems, Inc.[a]	437,600
10,450	Visa, Inc.	766,508
76,510	Xerox Corporation	745,207

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Shares	Common Stock (13.9%)	Value
Information Technology (3.1%) - continued
13,645	Xilinx, Inc.	$380,968

	Total Information Technology	34,136,931

Materials (0.5%)
12,893	Albemarle Corporation	562,393
7,050	Allegheny Technologies, Inc.	335,650
6,232	Ball Corporation	362,952
5,000	CF Industries Holdings, Inc.	405,950
30,239	E.I. du Pont de Nemours and Company	1,229,820
15,140	Freeport-McMoRan Copper & Gold, Inc.	1,083,116
8,686	Silgan Holdings, Inc.	246,856
21,388	Steel Dynamics, Inc.	306,276
24,800	Temple-Inland, Inc.	497,488

	Total Materials	5,030,501

Telecommunications Services (<0.1%)
7,806	Telephone and Data Systems, Inc.	266,419

	Total Telecommunications Services	266,419

Utilities (0.4%)
7,299	Alliant Energy Corporation	252,253
30,050	American Electric Power Company, Inc.	1,081,199
10,759	DPL, Inc.	272,310
1,747	Entergy Corporation	135,410
21,727	NV Energy, Inc.	275,933
14,801	Portland General Electric Company	282,699
23,357	Southwest Gas Corporation	751,395
30,688	UGI Corporation	827,349

	Total Utilities	3,878,548

	Total Common Stock (cost $149,045,390)	151,470,322

Principal Amount	Long-Term Fixed Income (6.2%)	Value
Asset-Backed Securities (0.5%)
	GSAMP Trust
1,161,489	0.509%, 8/25/2010[b]	922,465
	J.P. Morgan Mortgage Trust
2,000,000	5.461%, 10/25/2036	1,423,338
	Renaissance Home Equity Loan Trust
3,464,828	5.746%, 5/25/2036	2,172,205
1,000,000	6.011%, 5/25/2036	571,938

	Total Asset-Backed Securities	5,089,946

Basic Materials (0.3%)
	Arch Coal, Inc.
520,000	8.750%, 8/1/2016[c]	557,700
	CF Industries, Inc.
520,000	7.125%, 5/1/2020	555,100
	CONSOL Energy, Inc.
520,000	8.000%, 4/1/2017[c]	552,500
	FMG Finance, Pty., Ltd.
470,000	10.625%, 9/1/2016[c]	535,800

Principal Amount	Long-Term Fixed Income (6.2%)	Value
Basic Materials (0.3%) - continued
	Georgia-Pacific Corporation
$490,000	8.000%, 1/15/2024	$534,100
	Lyondell Chemical Company
500,000	11.000%, 5/1/2018	538,125

	Total Basic Materials	3,273,325

Capital Goods (0.1%)
	Case New Holland, Inc.
540,000	7.875%, 12/1/2017[c]	565,650
	Owens-Illinois, Inc.
520,000	7.800%, 5/15/2018	560,300

	Total Capital Goods	1,125,950

Collateralized Mortgage Obligations (0.5%)
	Citigroup Mortgage Loan Trust, Inc.
469,490	5.500%, 11/25/2035	371,399
	Citimortgage Alternative Loan Trust
1,460,112	5.750%, 4/25/2037	1,126,281
	Countrywide Alternative Loan Trust
306,478	6.000%, 1/25/2037	203,926
	Countrywide Home Loans
1,133,001	5.750%, 4/25/2037	908,415
	Deutsche Alt-A Securities, Inc.
369,052	5.500%, 10/25/2021	316,486
583,676	6.000%, 10/25/2021	466,342
	J.P. Morgan Mortgage Trust
219,484	5.929%, 10/25/2036	194,243
	MASTR Alternative Loans Trust
349,428	6.500%, 7/25/2034	355,088
	Merrill Lynch Alternative Note Asset Trust
367,044	6.000%, 3/25/2037	277,955
	Sequoia Mortgage Trust
590,223	5.617%, 9/20/2046	215,337
	WaMu Mortgage Pass Through Certificates
507,236	5.871%, 9/25/2036	446,138
958,475	5.992%, 10/25/2036	843,785

	Total Collateralized Mortgage Obligations	5,725,395

Commercial Mortgage-Backed Securities (2.0%)
	Banc of America Commercial Mortgage, Inc.
2,100,000	5.356%, 10/10/2045	2,142,649
2,550,000	5.837%, 6/10/2049	2,525,133
	Bear Stearns Commercial Mortgage Securities, Inc.
1,500,000	5.331%, 2/11/2044	1,510,185
2,550,000	5.694%, 6/11/2050	2,652,531
	Citigroup/Deutsche Bank Commercial Mortgage Pass-Through Certificates
2,200,000	5.617%, 10/15/2048	2,324,863
	Credit Suisse Mortgage Capital Certificates
1,200,000	5.467%, 9/15/2039	1,214,065

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (6.2%)	Value
Commercial Mortgage-Backed Securities (2.0%) - continued
	Greenwich Capital Commercial Funding Corporation
$720,000	5.867%, 12/10/2049	$604,384
	GS Mortgage Securities Corporation II
2,300,000	4.761%, 7/10/2039	2,370,858
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
2,150,000	5.814%, 6/12/2043	2,277,396
2,250,000	5.336%, 5/15/2047	2,308,925
	LB-UBS Commercial Mortgage Trust
2,250,000	5.866%, 9/15/2045	2,315,574

	Total Commercial Mortgage-Backed Securities	22,246,563

Communications Services (0.5%)
	Cincinnati Bell, Inc.
410,000	8.250%, 10/15/2017	405,900
	Clear Channel Worldwide Holdings, Inc.
550,000	9.250%, 12/15/2017[c]	577,500
	Cricket Communications, Inc.
520,000	9.375%, 11/1/2014	537,550
	DISH DBS Corporation
550,000	7.125%, 2/1/2016	565,125
	Intelsat Jackson Holdings, Ltd.
560,000	8.500%, 11/1/2019[c]	592,200
	New Communications Holdings, Inc.
585,000	8.250%, 4/15/2017[c]	624,487
	Qwest Communications International, Inc.
555,000	7.500%, 2/15/2014	568,875
	Virgin Media Finance plc
520,000	8.375%, 10/15/2019	564,200
	Wind Acquisition Holdings Finance SPA
557,158	12.250%, 7/15/2017[c]	520,943

	Total Communications Services	4,956,780

Consumer Cyclical (0.4%)
	KB Home
586,000	6.250%, 6/15/2015	539,120
	Macy’s Retail Holdings, Inc.
470,000	8.375%, 7/15/2015	525,813
	MGM Resorts International
470,000	11.125%, 11/15/2017	533,450
	Pinnacle Entertainment, Inc.
550,000	8.625%, 8/1/2017	574,750
	QVC, Inc.
590,000	7.125%, 4/15/2017[c]	604,750
	Royal Caribbean Cruises, Ltd.
550,000	6.875%, 12/1/2013	559,625
	Starwood Hotels & Resorts Worldwide, Inc.
550,000	6.750%, 5/15/2018	562,375

Principal Amount	Long-Term Fixed Income (6.2%)	Value
Consumer Cyclical (0.4%) - continued
	Toys R Us Property Company I, LLC
$470,000	10.750%, 7/15/2017	$530,512

	Total Consumer Cyclical	4,430,395

Consumer Non-Cyclical (0.2%)
	Biomet, Inc.
500,000	10.375%, 10/15/2017	553,750
	Community Health Systems, Inc.
520,000	8.875%, 7/15/2015	544,700
	HCA, Inc.
500,000	9.625%, 11/15/2016	540,000
	JBS USA, LLC/JBS USA Finance, Inc.
470,000	11.625%, 5/1/2014	541,675

	Total Consumer Non-Cyclical	2,180,125

Energy (0.2%)
	Forest Oil Corporation
550,000	7.250%, 6/15/2019	556,875
	Petrohawk Energy Corporation
520,000	7.875%, 6/1/2015	538,200
	Pioneer Natural Resources Company
555,000	7.500%, 1/15/2020	597,469
	Plains Exploration & Production Company
550,000	7.625%, 6/1/2018	558,250

	Total Energy	2,250,794

Financials (0.1%)
	CIT Group, Inc.
585,815	7.000%, 5/1/2017	552,131
	Icahn Enterprises, LP
585,000	8.000%, 1/15/2018	583,537
	International Lease Finance Corporation
550,000	5.400%, 2/15/2012	534,875

	Total Financials	1,670,543

Technology (0.1%)
	Freescale Semiconductor, Inc.
520,000	9.250%, 4/15/2018[c]	536,900
	Iron Mountain, Inc.
520,000	8.000%, 6/15/2020	546,000

	Total Technology	1,082,900

U.S. Government and Agencies (1.2%)
	U.S. Treasury Notes
4,000,000	0.875%, 12/31/2010[d]	4,010,780
4,725,000	2.500%, 4/30/2015	4,943,900
2,350,000	3.500%, 5/15/2020	2,467,876
1,175,000	4.375%, 5/15/2040	1,255,969

	Total U.S. Government and Agencies	12,678,525

Utilities (0.1%)
	El Paso Corporation
520,000	7.000%, 6/15/2017	544,186

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (6.2%)	Value
Utilities (0.1%) - continued
	NRG Energy, Inc.
$550,000	7.375%, 2/1/2016	$561,000

	Total Utilities	1,105,186

	Total Long-Term Fixed Income (cost $64,638,413)	67,816,427

Principal Amount	Short-Term Investments (3.3%)[e]	Value
	Federal Home Loan Bank Discount Notes
5,486,000	0.060%, 8/2/2010	5,485,982
6,500,000	0.170%, 8/11/2010	6,499,662
2,000,000	0.180%, 8/25/2010	1,999,750
	Federal Home Loan Mortgage Corporation Discount Notes
5,000,000	0.175%, 8/6/2010	4,999,854
	Federal National Mortgage Association Discount Notes
5,000,000	0.170%, 8/4/2010	4,999,905
5,000,000	0.160%, 8/10/2010	4,999,778
4,100,000	0.200%, 10/18/2010[d]	4,098,218
	Jupiter Securitization Company, LLC
3,000,000	0.200%, 8/2/2010[f]	2,999,967

	Total Short-Term Investments (at amortized cost)	36,083,116

	Total Investments (cost $1,177,488,244) 99.9%	$1,090,834,345

	Other Assets and Liabilities, Net 0.1%	833,184

	Total Net Assets 100.0%	$1,091,667,529

a	Non-income producing security.
b	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 30, 2010, the value of these investments was $5,668,430 or 0.5% of total net assets.
d	At July 30, 2010, $8,108,998 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
e	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
f	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank or institution.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$22,074,641
Gross unrealized depreciation	(108,728,540)

Net unrealized appreciation (depreciation)	($86,653,899)

Cost for federal income tax purposes	$1,177,488,244

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 30, 2010, in valuing Moderately Aggressive Allocation Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	619,992,497	619,992,497	–	–
Fixed Income Mutual Funds	215,471,983	215,471,983	–	–
Common Stock
Consumer Discretionary	19,972,587	19,972,587	–	–
Consumer Staples	7,455,194	7,455,194	–	–
Energy	16,466,403	16,466,403	–	–
Financials	23,443,810	23,443,810	–	–
Health Care	18,495,392	18,495,392	–	–
Industrials	22,324,537	22,324,537	–	–
Information Technology	34,136,931	34,136,931	–	–
Materials	5,030,501	5,030,501	–	–
Telecommunications Services	266,419	266,419	–	–
Utilities	3,878,548	3,878,548	–	–
Long-Term Fixed Income
Asset-Backed Securities	5,089,946	–	5,089,946	–
Basic Materials	3,273,325	–	3,273,325	–
Capital Goods	1,125,950	–	1,125,950	–
Collateralized Mortgage Obligations	5,725,395	–	5,725,395	–
Commercial Mortgage-Backed Securities	22,246,563	–	22,246,563	–
Communications Services	4,956,780	–	4,956,780	–
Consumer Cyclical	4,430,395	–	4,430,395	–
Consumer Non-Cyclical	2,180,125	–	2,180,125	–
Energy	2,250,794	–	2,250,794	–
Financials	1,670,543	–	1,670,543	–
Technology	1,082,900	–	1,082,900	–
U.S. Government and Agencies	12,678,525	–	12,678,525	–
Utilities	1,105,186	–	1,105,186	–
Short-Term Investments	36,083,116	–	36,083,116	–
Total	$1,090,834,345	$986,934,802	$103,899,543	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,461,455	2,461,455	–	–
Total Asset Derivatives	$2,461,455	$2,461,455	$–	$–

Liability Derivatives
Futures Contracts	1,081,047	1,081,047	–	–
Total Liability Derivatives	$1,081,047	$1,081,047	$–	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
E-Mini MSCI EAFE Index Futures	15	September 2010	$1,006,465	$1,103,625	$97,160
Russell 2000 Index Mini-Futures	(290)	September 2010	(17,757,353)	(18,838,400)	(1,081,047)
S&P 400 Index Mini-Futures	85	September 2010	5,998,647	6,449,800	451,153
S&P 500 Index Futures	159	September 2010	41,744,283	43,657,425	1,913,142
Total Futures Contracts					$1,380,408

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2009	Gross Purchases	Gross Sales	Shares Held at July 30, 2010	Value July 30, 2010	Income Earned November 1, 2009 - July 30, 2010
Real Estate Securities	$25,855,699	$1,724,276	$549,182	3,905,565	$34,720,472	$714,003
Partner Small Cap Growth	26,211,582	757,705	411,886	3,151,900	31,487,479	–
Partner Small Cap Value	24,653,053	969,956	411,886	2,132,167	28,997,465	212,252
Small Cap Stock	14,718,943	1,262,841	686,477	1,344,712	17,050,942	–
Mid Cap Growth	24,836,822	757,705	411,886	1,758,617	28,806,140	–
Partner Mid Cap Value	35,258,079	1,374,417	549,182	4,007,714	41,399,681	364,144
Mid Cap Stock	59,561,371	2,724,426	13,748,280	4,282,054	56,094,913	223,418
Partner Worldwide Allocation	41,513,316	22,274,220	996,280	8,069,780	64,316,149	733,129
Partner International Stock	91,908,705	2,003,773	1,200,447	10,254,188	91,057,192	2,003,773
Large Cap Growth	63,584,998	2,349,374	1,098,364	14,261,498	67,029,041	328,828
Large Cap Value	81,026,077	4,539,192	1,647,545	7,196,788	86,577,362	1,508,373
Large Cap Stock	63,026,376	2,699,353	4,378,624	3,230,417	63,380,773	698,547
Equity Income Plus	8,215,315	388,189	137,295	1,130,123	9,074,888	135,621
High Yield	55,409,958	5,577,956	4,933,563	12,558,899	58,775,647	3,643,110
Income	119,536,437	8,094,197	47,190,819	10,044,738	85,982,960	4,171,136
Government Bond	–	23,463,592	231,322	2,331,890	24,181,701	163,469
Limited Maturity Bond	42,435,720	10,230,912	6,982,258	3,731,490	46,531,675	1,115,208
Money Market	2,683,777	323,273	3,007,050	–	–	1
Total Value and Income Earned	780,436,228				835,464,480	16,015,012

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

Moderate Allocation Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Shares	Mutual Funds (78.4%)	Value
Equity Mutual Funds (40.3%)
3,807,786	Thrivent Real Estate Securities Fund	$33,851,214
1,851,274	Thrivent Partner Small Cap Growth Fund[a]	18,494,231
2,045,272	Thrivent Partner Small Cap Value Fund	27,815,701
882,584	Thrivent Small Cap Stock Fund[a]	11,191,168
735,772	Thrivent Mid Cap Growth Fund[a]	12,051,952
2,423,898	Thrivent Partner Mid Cap Value Fund	25,038,867
2,609,103	Thrivent Mid Cap Stock Fund	34,179,247
5,532,228	Thrivent Partner Worldwide Allocation Fund	44,091,853
6,749,587	Thrivent Partner International Stock Fund	59,936,334
11,226,178	Thrivent Large Cap Growth Fund	52,763,039
6,545,251	Thrivent Large Cap Value Fund	78,739,370
1,684,474	Thrivent Large Cap Stock Fund	33,049,376
1,103,762	Thrivent Equity Income Plus Fund	8,863,207

	Total Equity Mutual Funds	440,065,559

Fixed Income Mutual Funds (38.1%)
12,281,852	Thrivent High Yield Fund	57,479,067
19,228,307	Thrivent Income Fund	164,594,309
2,246,466	Thrivent Government Bond Fund	23,295,851
13,656,897	Thrivent Limited Maturity Bond Fund	170,301,506

	Total Fixed Income Mutual Funds	415,670,733

	Total Mutual Funds (cost $910,584,174)	855,736,292

Shares	Common Stock (9.8%)	Value
Consumer Discretionary (1.3%)
16,900	Aeropostale, Inc.[a]	480,467
1,877	Amazon.com, Inc.[a]	221,279
9,826	Autoliv, Inc.[a]	564,405
13,550	Carnival Corporation	469,914
18,945	Carter’s, Inc.[a]	459,227
55,294	Chico’s FAS, Inc.	518,105
17,800	Comcast Corporation	346,566
28,841	Cooper Tire & Rubber Company	623,254
38,270	Dana Holding Corporation[a]	454,648
7,130	Dollar Tree, Inc.[a]	316,002
42,800	Domino’s Pizza, Inc.[a]	547,412
39,500	Foot Locker, Inc.	536,805
17,300	Ford Motor Company[a]	220,921
9,763	Harman International Industries, Inc.[a]	296,893
8,650	International Game Technology	131,826
25,550	J.C. Penney Company, Inc.	629,296
17,894	Kohl’s Corporation[a]	853,365
24,470	Liberty Media Corporation - Interactive[a]	277,000
24,200	Lowe’s Companies, Inc.	501,908
17,422	Macy’s, Inc.	324,920
1,800	Netflix, Inc.[a]	184,590
4,570	Omnicom Group, Inc.	170,278
4,110	Panera Bread Company[a]	321,443
10,500	Target Corporation	538,860
16,810	Time Warner Cable, Inc.	961,028
38,890	Walt Disney Company	1,310,204

Shares	Common Stock (9.8%)	Value
Consumer Discretionary (1.3%) - continued
12,700	Warnaco Group, Inc.[a]	$530,479
52,685	Warner Music Group Corporation[a]	247,093
23,172	WMS Industries, Inc.[a]	892,354

	Total Consumer Discretionary	13,930,542

Consumer Staples (0.5%)
11,770	Avon Products, Inc.	366,400
9,740	Flowers Foods, Inc.	236,000
10,400	Herbalife, Ltd.	516,256
37,955	Kraft Foods, Inc.	1,108,666
9,816	Kroger Company	207,903
9,704	PepsiCo, Inc.	629,887
27,969	Philip Morris International, Inc.	1,427,538
9,208	TreeHouse Foods, Inc.[a]	439,129
10,700	Wal-Mart Stores, Inc.	547,733

	Total Consumer Staples	5,479,512

Energy (1.1%)
13,576	Alpha Natural Resources, Inc.[a]	520,368
7,770	Anadarko Petroleum Corporation	381,973
5,520	Apache Corporation	527,601
24,500	Arch Coal, Inc.	580,405
18,870	Baker Hughes, Inc.	910,855
41,900	Complete Production Services, Inc.[a]	806,575
24,721	ConocoPhillips	1,365,094
11,600	Dresser-Rand Group, Inc.[a]	431,636
23,090	ENSCO International plc ADR	965,393
28,127	Forest Oil Corporation[a]	804,151
6,500	Halliburton Company	194,220
129,400	International Coal Group, Inc.[a]	582,300
30,600	James River Coal Company[a]	535,806
7,561	National Oilwell Varco, Inc.	296,089
15,840	Occidental Petroleum Corporation	1,234,411
12,486	Schlumberger, Ltd.	744,915
12,000	Ultra Petroleum Corporation[a]	508,440
18,560	Valero Energy Corporation	315,334
21,400	Weatherford International, Ltd.[a]	346,680

	Total Energy	12,052,246

Financials (1.6%)
9,432	Affiliated Managers Group, Inc.[a]	668,069
21,800	American Express Company	973,152
13,365	Ameriprise Financial, Inc.	566,542
23,813	Bank of America Corporation	334,335
15,480	Capital One Financial Corporation	655,268
357,770	Citigroup, Inc.[a]	1,466,857
14,820	Comerica, Inc.	568,495
9,519	Duke Realty Corporation	113,847
6,400	Endurance Specialty Holdings, Ltd.	246,976
14,298	Equity One, Inc.	243,638
31,964	Fifth Third Bancorp	406,262
2,800	Franklin Resources, Inc.	281,624
2,300	Goldman Sachs Group, Inc.	346,886
5,266	Hanover Insurance Group, Inc.	230,809
23,521	HCC Insurance Holdings, Inc.	614,369
22,600	Healthcare Realty Trust, Inc.	530,422
20,757	Host Hotels & Resorts, Inc.	297,655

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

Moderate Allocation Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Shares	Common Stock (9.8%)	Value
Financials (1.6%) - continued
3,577	IntercontinentalExchange, Inc.[a]	$377,803
24,823	J.P. Morgan Chase & Company	999,871
29,400	KeyCorp	248,724
5,791	Lazard, Ltd.	171,819
20,625	Morgan Stanley	556,669
15,790	New York Community Bancorp, Inc.	272,535
13,580	Northern Trust Corporation	638,124
55,288	Ocwen Financial Corporation[a]	583,841
14,400	Potlatch Corporation	533,664
12,127	Principal Financial Group, Inc.	310,573
12,780	Prudential Financial, Inc.	732,166
14,000	SVB Financial Group[a]	604,660
34,713	Texas Capital Bancshares, Inc.[a]	579,360
15,900	U.S. Bancorp	380,010
18,782	W.R. Berkley Corporation	507,302
29,670	Wells Fargo & Company	822,749
32,600	Zions Bancorporation	723,394

	Total Financials	17,588,470

Health Care (1.2%)
5,800	Abbott Laboratories	284,664
30,000	Align Technology, Inc.[a]	520,500
2,800	Allergan, Inc.	170,968
2,554	Beckman Coulter, Inc.	117,050
2,600	Biogen Idec, Inc.[a]	145,288
15,417	C.R. Bard, Inc.	1,210,697
12,244	Celgene Corporation[a]	675,257
26,991	Community Health Systems, Inc.[a]	875,318
14,965	Coventry Health Care, Inc.[a]	296,756
7,760	Covidien, Ltd.	289,603
10,961	Hologic, Inc.[a]	154,988
17,331	ICON plc ADR[a]	409,012
5,710	Johnson & Johnson	331,694
102,544	King Pharmaceuticals, Inc.[a]	898,285
9,728	Medco Health Solutions, Inc.[a]	466,944
8,694	Medtronic, Inc.	321,417
19,100	NuVasive, Inc.[a]	625,907
16,200	Teva Pharmaceutical Industries, Ltd. ADR	791,370
14,709	Thermo Fisher Scientific, Inc.[a]	659,846
14,459	United Therapeutics Corporation[a]	706,900
42,651	UnitedHealth Group, Inc.	1,298,723
3,728	Varian Medical Systems, Inc.[a]	205,786
7,290	Vertex Pharmaceuticals, Inc.[a]	245,381
20,610	Zimmer Holdings, Inc.[a]	1,092,124

	Total Health Care	12,794,478

Industrials (1.5%)
5,011	3M Company	428,641
2,690	Avery Dennison Corporation	96,437
5,020	Boeing Company	342,063
5,760	Caterpillar, Inc.	401,760
7,150	Cooper Industries plc	322,822
17,153	CSX Corporation	904,306
18,483	Dover Corporation	886,630
5,166	Eaton Corporation	405,324
10,960	Emerson Electric Company	542,958
5,820	FedEx Corporation	480,441
8,560	Fluor Corporation	413,362
15,600	FTI Consulting, Inc.[a]	551,460
28,571	General Electric Company	460,565
8,346	Honeywell International, Inc.	357,710

Shares	Common Stock (9.8%)	Value
Industrials (1.5%) - continued
7,770	Illinois Tool Works, Inc.	$337,995
15,378	Ingersoll-Rand plc	576,060
85,094	Manitowoc Company, Inc.	881,574
2,900	Manpower, Inc.	139,142
4,156	Navistar International Corporation[a]	214,907
9,150	Norfolk Southern Corporation	514,871
16,700	Old Dominion Freight Line, Inc.[a]	658,481
34,816	Oshkosh Corporation[a]	1,196,974
4,009	Parker Hannifin Corporation	249,039
2,595	Precision Castparts Corporation	317,083
8,700	Regal-Beloit Corporation	529,221
6,703	Roper Industries, Inc.	418,938
24,400	Shaw Group, Inc.[a]	781,776
6,650	Siemens AG ADR	647,643
9,810	Spirit Aerosystems Holdings, Inc.[a]	199,633
6,384	SPX Corporation	380,231
12,678	Teledyne Technologies, Inc.[a]	520,178
8,770	Textron, Inc.	182,065
5,360	United Technologies Corporation	381,096
16,174	Werner Enterprises, Inc.	372,487

	Total Industrials	16,093,873

Information Technology (2.0%)
16,350	Adobe Systems, Inc.[a]	469,572
17,600	ADTRAN, Inc.	555,808
11,100	Analog Devices, Inc.	329,781
6,702	Apple, Inc.[a]	1,724,089
243,019	Atmel Corporation[a]	1,270,989
55,396	Cisco Systems, Inc.[a]	1,277,986
54,300	Cogent, Inc.[a]	488,157
26,100	CommVault Systems, Inc.[a]	483,372
116,311	Compuware Corporation[a]	951,424
10,699	eBay, Inc.[a]	223,716
15,900	EMC Corporation[a]	314,661
2,781	F5 Networks, Inc.[a]	244,255
1,694	Google, Inc.[a]	821,336
23,300	Hewlett-Packard Company	1,072,732
20,300	Informatica Corporation[a]	611,639
20,496	Intel Corporation	422,217
5,017	International Business Machines Corporation	644,183
19,100	JDS Uniphase Corporation[a]	207,235
10,314	Juniper Networks, Inc.[a]	286,523
12,200	KLA-Tencor Corporation	386,374
12,900	Lam Research Corporation[a]	544,251
3,550	MasterCard, Inc.	745,642
5,350	McAfee, Inc.[a]	177,085
25,050	Micron Technology, Inc.[a]	182,364
55,320	Microsoft Corporation	1,427,809
8,060	Novellus Systems, Inc.[a]	215,283
38,887	Oracle Corporation	919,289
26,097	Polycom, Inc.[a]	774,559
93,624	Teradyne, Inc.[a]	1,007,394
8,500	Texas Instruments, Inc.	209,865
66,669	TIBCO Software, Inc.[a]	904,032
16,111	Tyco Electronics, Ltd.	434,997
29,400	ValueClick, Inc.[a]	321,930
13,300	VeriFone Systems, Inc.[a]	291,004
6,200	Visa, Inc.	454,770
72,020	Xerox Corporation	701,475

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

Moderate Allocation Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Shares	Common Stock (9.8%)	Value
Information Technology (2.0%) - continued
9,130	Xilinx, Inc.	$254,910

	Total Information Technology	22,352,708

Materials (0.3%)
8,595	Albemarle Corporation	374,914
6,630	Allegheny Technologies, Inc.	315,654
4,188	Ball Corporation	243,909
3,300	CF Industries Holdings, Inc.	267,927
28,469	E.I. du Pont de Nemours and Company	1,157,834
9,127	Freeport-McMoRan Copper & Gold, Inc.	652,946
5,892	Silgan Holdings, Inc.	167,451
14,259	Steel Dynamics, Inc.	204,189
16,500	Temple-Inland, Inc.	330,990

	Total Materials	3,715,814

Telecommunications Services (<0.1%)
5,138	Telephone and Data Systems, Inc.	175,360

	Total Telecommunications Services	175,360

Utilities (0.3%)
4,900	Alliant Energy Corporation	169,344
28,280	American Electric Power Company, Inc.	1,017,514
7,139	DPL, Inc.	180,688
1,164	Entergy Corporation	90,222
14,518	NV Energy, Inc.	184,378
9,867	Portland General Electric Company	188,460
15,336	Southwest Gas Corporation	493,359
20,225	UGI Corporation	545,266

	Total Utilities	2,869,231

	Total Common Stock (cost $105,457,487)	107,052,234

Principal Amount	Long-Term Fixed Income (7.0%)	Value
Asset-Backed Securities (0.4%)
	GSAMP Trust
2,471,253	0.509%, 8/25/2010[b]	1,962,691
	J.P. Morgan Mortgage Trust
2,000,000	5.461%, 10/25/2036	1,423,338
	Renaissance Home Equity Loan Trust
1,000,000	6.011%, 5/25/2036	571,938

	Total Asset-Backed Securities	3,957,967

Basic Materials (0.3%)
	Arch Coal, Inc.
520,000	8.750%, 8/1/2016[c]	557,700
	CF Industries, Inc.
520,000	7.125%, 5/1/2020	555,100
	CONSOL Energy, Inc.
520,000	8.000%, 4/1/2017[c]	552,500
	FMG Finance, Pty., Ltd.
470,000	10.625%, 9/1/2016[c]	535,800
	Georgia-Pacific Corporation
500,000	8.000%, 1/15/2024	545,000

Principal Amount	Long-Term Fixed Income (7.0%)	Value
Basic Materials (0.3%) - continued
	Lyondell Chemical Company
$490,000	11.000%, 5/1/2018	$527,362

	Total Basic Materials	3,273,462

Capital Goods (0.1%)
	Case New Holland, Inc.
530,000	7.875%, 12/1/2017[c]	555,175
	Owens-Illinois, Inc.
520,000	7.800%, 5/15/2018	560,300

	Total Capital Goods	1,115,475

Collateralized Mortgage Obligations (1.3%)
	Citigroup Mortgage Loan Trust, Inc.
880,294	5.500%, 11/25/2035	696,373
	Citimortgage Alternative Loan Trust
2,839,107	5.750%, 4/25/2037	2,189,991
	Countrywide Alternative Loan Trust
1,321,732	6.000%, 4/25/2036	1,046,569
574,646	6.000%, 1/25/2037	382,362
	Countrywide Home Loans
2,266,002	5.750%, 4/25/2037	1,816,830
	Deutsche Alt-A Securities, Inc.
691,972	5.500%, 10/25/2021	593,412
1,167,353	6.000%, 10/25/2021	932,684
	GSR Mortgage Loan Trust
2,443,555	0.519%, 8/25/2010[b]	1,902,212
	J.P. Morgan Mortgage Trust
1,405,405	5.737%, 6/25/2036	1,231,768
411,533	5.929%, 10/25/2036	364,205
	MASTR Alternative Loans Trust
657,747	6.500%, 7/25/2034	668,402
	Merrill Lynch Alternative Note Asset Trust
688,207	6.000%, 3/25/2037	521,165
	Sequoia Mortgage Trust
1,052,829	5.617%, 9/20/2046	384,115
	WaMu Mortgage Pass Through Certificates
507,236	5.871%, 9/25/2036	446,138
1,764,996	5.992%, 10/25/2036	1,553,798

	Total Collateralized Mortgage Obligations	14,730,024

Commercial Mortgage-Backed Securities (2.3%)
	Banc of America Commercial Mortgage, Inc.
3,500,000	5.356%, 10/10/2045	3,571,082
1,650,000	5.837%, 6/10/2049	1,633,909
	Bear Stearns Commercial Mortgage Securities, Inc.
1,500,000	5.331%, 2/11/2044	1,510,185
2,250,000	5.694%, 6/11/2050	2,340,468
	Citigroup/Deutsche Bank Commercial Mortgage Pass- Through Certificates
3,500,000	5.617%, 10/15/2048	3,698,646

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

Moderate Allocation Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (7.0%)	Value
Commercial Mortgage-Backed Securities (2.3%) - continued
	Credit Suisse Mortgage Capital Certificates
$800,000	5.467%, 9/15/2039	$809,377
	Greenwich Capital Commercial Funding Corporation
1,350,000	5.867%, 12/10/2049	1,133,220
	GS Mortgage Securities Corporation II
2,300,000	4.761%, 7/10/2039	2,370,858
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,450,000	5.814%, 6/12/2043	1,535,918
3,000,000	5.336%, 5/15/2047	3,078,567
	LB-UBS Commercial Mortgage Trust
3,100,000	5.866%, 9/15/2045	3,190,346

	Total Commercial Mortgage-Backed Securities	24,872,576

Communications Services (0.5%)
	Cincinnati Bell, Inc.
410,000	8.250%, 10/15/2017	405,900
	Clear Channel Worldwide Holdings, Inc.
550,000	9.250%, 12/15/2017[c]	577,500
	Cricket Communications, Inc.
520,000	9.375%, 11/1/2014	537,550
	DISH DBS Corporation
550,000	7.125%, 2/1/2016	565,125
	Intelsat Jackson Holdings, Ltd.
555,000	8.500%, 11/1/2019[c]	586,912
	New Communications Holdings, Inc.
585,000	8.250%, 4/15/2017[c]	624,488
	Qwest Communications International, Inc.
550,000	7.500%, 2/15/2014	563,750
	Virgin Media Finance plc
520,000	8.375%, 10/15/2019	564,200
	Wind Acquisition Holdings Finance SPA
557,158	12.250%, 7/15/2017[c]	520,943

	Total Communications Services	4,946,368

Consumer Cyclical (0.4%)
	KB Home
586,000	6.250%, 6/15/2015	539,120
	Macy’s Retail Holdings, Inc.
470,000	8.375%, 7/15/2015	525,813
	MGM Resorts International
470,000	11.125%, 11/15/2017	533,450
	Pinnacle Entertainment, Inc.
550,000	8.625%, 8/1/2017	574,750
	QVC, Inc.
585,000	7.125%, 4/15/2017[c]	599,625
	Royal Caribbean Cruises, Ltd.
550,000	6.875%, 12/1/2013	559,625
	Starwood Hotels & Resorts Worldwide, Inc.
550,000	6.750%, 5/15/2018	562,375

Principal Amount	Long-Term Fixed Income (7.0%)	Value
Consumer Cyclical (0.4%) - continued
	Toys R Us Property Company I, LLC
$470,000	10.750%, 7/15/2017	$530,512

	Total Consumer Cyclical	4,425,270

Consumer Non-Cyclical (0.2%)
	Biomet, Inc.
550,000	10.375%, 10/15/2017	609,125
	Community Health Systems, Inc.
520,000	8.875%, 7/15/2015	544,700
	HCA, Inc.
490,000	9.625%, 11/15/2016	529,200
	JBS USA, LLC/JBS USA Finance, Inc.
470,000	11.625%, 5/1/2014	541,675

	Total Consumer Non-Cyclical	2,224,700

Energy (0.2%)
	Forest Oil Corporation
550,000	7.250%, 6/15/2019	556,875
	Petrohawk Energy Corporation
520,000	7.875%, 6/1/2015	538,200
	Pioneer Natural Resources Company
555,000	7.500%, 1/15/2020	597,469
	Plains Exploration & Production Company
550,000	7.625%, 6/1/2018	558,250

	Total Energy	2,250,794

Financials (0.1%)
	CIT Group, Inc.
585,815	7.000%, 5/1/2017	552,131
	Icahn Enterprises, LP
585,000	8.000%, 1/15/2018	583,537
	International Lease Finance Corporation
550,000	5.400%, 2/15/2012	534,875

	Total Financials	1,670,543

Technology (0.1%)
	Freescale Semiconductor, Inc.
520,000	9.250%, 4/15/2018[c]	536,900
	Iron Mountain, Inc.
520,000	8.000%, 6/15/2020	546,000

	Total Technology	1,082,900

U.S. Government and Agencies (1.0%)
	U.S. Treasury Notes
2,000,000	0.875%, 12/31/2010[d]	2,005,390
4,725,000	2.500%, 4/30/2015	4,943,900
2,350,000	3.500%, 5/15/2020	2,467,876
1,175,000	4.375%, 5/15/2040	1,255,969

	Total U.S. Government and Agencies	10,673,135

Utilities (0.1%)
	El Paso Corporation
520,000	7.000%, 6/15/2017	544,186

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

Moderate Allocation Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (7.0%)	Value
Utilities (0.1%) - continued
	NRG Energy, Inc.
$550,000	7.375%, 2/1/2016	$561,000

	Total Utilities	1,105,186

	Total Long-Term Fixed Income (cost $71,245,355)	76,328,400

Principal Amount	Short-Term Investments (4.8%)[e]	Value
	ENI Coordination Center SA
4,979,000	0.210%, 8/2/2010[f]	4,978,942
	Federal Home Loan Bank Discount Notes
5,854,000	0.060%, 8/2/2010	5,853,980
6,500,000	0.170%, 8/11/2010	6,499,662
5,000,000	0.180%, 8/18/2010	4,999,550
4,000,000	0.185%, 10/1/2010	3,998,726
	Federal Home Loan Mortgage Corporation Discount Notes
10,000,000	0.175%, 8/6/2010	9,999,708
1,000,000	0.185%, 10/18/2010[d]	999,594
	Federal National Mortgage Association Discount Notes
5,000,000	0.170%, 8/4/2010	4,999,906
5,000,000	0.160%, 8/10/2010	4,999,778
4,400,000	0.200%, 10/18/2010[d]	4,398,088

	Total Short-Term Investments (at amortized cost)	51,727,934

	Total Investments (cost $1,139,014,950) 100.0%	$1,090,844,860

	Other Assets and Liabilities, Net <0.1%	521,189

	Total Net Assets 100.0%	$1,091,366,049

a	Non-income producing security.
b	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 30, 2010, the value of these investments was $5,647,543 or 0.5% of total net assets.
d	At July 30, 2010, $7,403,072 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
e	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
f	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank or institution.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$22,416,846
Gross unrealized depreciation	(70,586,936)

Net unrealized appreciation (depreciation)	($48,170,090)

Cost for federal income tax purposes	$1,139,014,950

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

Moderate Allocation Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 30, 2010, in valuing Moderate Allocation Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	440,065,559	440,065,559	–	–
Fixed Income Mutual Funds	415,670,733	415,670,733	–	–
Common Stock
Consumer Discretionary	13,930,542	13,930,542	–	–
Consumer Staples	5,479,512	5,479,512	–	–
Energy	12,052,246	12,052,246	–	–
Financials	17,588,470	17,588,470	–	–
Health Care	12,794,478	12,794,478	–	–
Industrials	16,093,873	16,093,873	–	–
Information Technology	22,352,708	22,352,708	–	–
Materials	3,715,814	3,715,814	–	–
Telecommunications Services	175,360	175,360	–	–
Utilities	2,869,231	2,869,231	–	–
Long-Term Fixed Income
Asset-Backed Securities	3,957,967	–	3,957,967	–
Basic Materials	3,273,462	–	3,273,462	–
Capital Goods	1,115,475	–	1,115,475	–
Collateralized Mortgage Obligations	14,730,024	–	14,730,024	–
Commercial Mortgage-Backed Securities	24,872,576	–	24,872,576	–
Communications Services	4,946,368	–	4,946,368	–
Consumer Cyclical	4,425,270	–	4,425,270	–
Consumer Non-Cyclical	2,224,700	–	2,224,700	–
Energy	2,250,794	–	2,250,794	–
Financials	1,670,543	–	1,670,543	–
Technology	1,082,900	–	1,082,900	–
U.S. Government and Agencies	10,673,135	–	10,673,135	–
Utilities	1,105,186	–	1,105,186	–
Short-Term Investments	51,727,934	–	51,727,934	–

Total	$1,090,844,860	$962,788,526	$128,056,334	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	3,263,176	3,263,176	–	–

Total Asset Derivatives	$3,263,176	$3,263,176	$–	$–

Liability Derivatives
Futures Contracts	361,592	361,592	–	–

Total Liability Derivatives	$361,592	$361,592	$–	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
E-Mini MSCI EAFE Index Futures	241	September 2010	$16,700,182	$17,731,575	$1,031,393
Russell 2000 Index Mini-Futures	(97)	September 2010	(5,939,528)	(6,301,120)	(361,592)
S&P 400 Index Mini-Futures	85	September 2010	5,998,647	6,449,800	451,153
S&P 500 Index Futures	164	September 2010	43,249,670	45,030,300	1,780,630
Total Futures Contracts					$2,901,584

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

Moderately Allocation Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderate Allocation Fund, is as follows:

Fund	Value October 31, 2009	Gross Purchases	Gross Sales	Shares Held at July 30, 2010	Value July 30, 2010	Income Earned November 1, 2009 - July 30, 2010
Real Estate Securities	$25,079,047	$1,589,494	$284,638	3,807,786	$33,851,214	$694,226
Partner Small Cap Growth	15,307,978	447,634	142,319	1,851,274	18,494,231	–
Partner Small Cap Value	23,541,331	874,257	213,478	2,045,272	27,815,701	202,806
Small Cap Stock	9,593,845	671,451	213,478	882,584	11,191,168	–
Mid Cap Growth	10,386,865	223,817	71,159	735,772	12,051,952	–
Partner Mid Cap Value	21,022,847	1,113,783	284,638	2,423,898	25,038,867	218,515
Mid Cap Stock	36,298,485	1,476,361	8,324,258	2,609,103	34,179,247	136,159
Partner Worldwide Allocation	31,097,941	12,435,253	436,140	5,532,228	44,091,853	549,451
Partner International Stock	60,112,757	1,310,565	417,774	6,749,587	59,936,334	1,310,565
Large Cap Growth	49,876,270	1,600,759	426,957	11,226,178	52,763,039	257,858
Large Cap Value	73,298,859	3,826,966	782,754	6,545,251	78,739,370	1,364,981
Large Cap Stock	35,189,159	1,507,398	4,853,549	1,684,474	33,049,376	390,563
Equity Income Plus	7,987,166	355,976	71,159	1,103,762	8,863,207	132,159
High Yield	52,106,820	5,359,345	2,541,028	12,281,852	57,479,067	3,471,290
Income	168,146,686	12,943,554	25,391,311	19,228,307	164,594,309	6,601,720
Government Bond	—	22,527,503	139,796	2,246,466	23,295,851	157,892
Limited Maturity Bond	159,101,686	18,324,296	10,313,118	13,656,897	170,301,506	4,187,606
Money Market	804,349	2,054,511	2,858,860	–	–	12
Total Value and Income Earned	778,952,091				855,736,292	19,675,803

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

Moderately Conservative Allocation Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Shares	Mutual Funds (77.3%)	Value
Equity Mutual Funds (24.8%)
997,058	Thrivent Real Estate Securities Fund	$8,863,843
609,262	Thrivent Partner Small Cap Value Fund	8,285,965
381,143	Thrivent Small Cap Stock Fund[a]	4,832,896
1,075,666	Thrivent Partner Mid Cap Value Fund	11,111,625
424,921	Thrivent Mid Cap Stock Fund	5,566,459
2,294,461	Thrivent Partner Worldwide Allocation Fund	18,286,850
1,705,154	Thrivent Partner International Stock Fund	15,141,767
2,404,543	Thrivent Large Cap Growth Fund	11,301,354
2,308,731	Thrivent Large Cap Value Fund	27,774,032
306,278	Thrivent Large Cap Stock Fund	6,009,167
455,702	Thrivent Equity Income Plus Fund	3,659,286

	Total Equity Mutual Funds	120,833,244

Fixed Income Mutual Funds (52.5%)
5,337,732	Thrivent High Yield Fund	24,980,584
7,725,612	Thrivent Income Fund	66,131,242
998,570	Thrivent Government Bond Fund	10,355,169
12,325,128	Thrivent Limited Maturity Bond Fund	153,694,349

	Total Fixed Income Mutual Funds	255,161,344

	Total Mutual Funds (cost $384,251,906)	375,994,588

Shares	Common Stock (8.8%)	Value
Consumer Discretionary (1.1%)
5,900	Aeropostale, Inc.[a]	167,737
932	Amazon.com, Inc.[a]	109,874
2,356	Autoliv, Inc.[a]	135,329
6,950	Carnival Corporation	241,026
6,611	Carter’s, Inc.[a]	160,251
19,152	Chico’s FAS, Inc.	179,454
9,250	Comcast Corporation	180,098
10,046	Cooper Tire & Rubber Company	217,094
16,860	Dana Holding Corporation[a]	200,297
1,745	Dollar Tree, Inc.[a]	77,338
14,900	Domino’s Pizza, Inc.[a]	190,571
13,700	Foot Locker, Inc.	186,183
8,900	Ford Motor Company[a]	113,653
2,491	Harman International Industries, Inc.[a]	75,751
4,500	International Game Technology	68,580
12,170	J.C. Penney Company, Inc.	299,747
9,216	Kohl’s Corporation[a]	439,511
10,780	Liberty Media Corporation - Interactive[a]	122,030
12,450	Lowe’s Companies, Inc.	258,213
7,697	Macy’s, Inc.	143,549
400	Netflix, Inc.[a]	41,020
2,020	Omnicom Group, Inc.	75,265
1,028	Panera Bread Company[a]	80,400
4,650	Target Corporation	238,638
7,420	Time Warner Cable, Inc.	424,201
18,347	Walt Disney Company	618,110
4,400	Warnaco Group, Inc.[a]	183,788
19,224	Warner Music Group Corporation[a]	90,161

Shares	Common Stock (8.8%)	Value
Consumer Discretionary (1.1%) - continued
6,993	WMS Industries, Inc.[a]	$269,300

	Total Consumer Discretionary	5,587,169

Consumer Staples (0.5%)
5,190	Avon Products, Inc.	161,565
2,385	Flowers Foods, Inc.	57,789
3,600	Herbalife, Ltd.	178,704
16,732	Kraft Foods, Inc.	488,742
2,429	Kroger Company	51,446
4,992	PepsiCo, Inc.	324,031
12,983	Philip Morris International, Inc.	662,652
2,302	TreeHouse Foods, Inc.[a]	109,782
5,500	Wal-Mart Stores, Inc.	281,545

	Total Consumer Staples	2,316,256

Energy (1.0%)
3,319	Alpha Natural Resources, Inc.[a]	127,217
3,420	Anadarko Petroleum Corporation	168,127
2,430	Apache Corporation	232,259
8,500	Arch Coal, Inc.	201,365
8,330	Baker Hughes, Inc.	402,089
14,600	Complete Production Services, Inc.[a]	281,050
10,917	ConocoPhillips	602,837
4,000	Dresser-Rand Group, Inc.[a]	148,840
9,050	ENSCO International plc ADR	378,381
8,782	Forest Oil Corporation[a]	251,077
3,400	Halliburton Company	101,592
44,943	International Coal Group, Inc.[a]	202,244
10,600	James River Coal Company[a]	185,606
1,865	National Oilwell Varco, Inc.	73,033
7,670	Occidental Petroleum Corporation	597,723
6,400	Schlumberger, Ltd.	381,824
6,150	Ultra Petroleum Corporation[a]	260,576
8,190	Valero Energy Corporation	139,148
5,400	Weatherford International, Ltd.[a]	87,480

	Total Energy	4,822,468

Financials (1.4%)
3,278	Affiliated Managers Group, Inc.[a]	232,181
10,330	American Express Company	461,131
5,905	Ameriprise Financial, Inc.	250,313
10,498	Bank of America Corporation	147,392
6,840	Capital One Financial Corporation	289,537
171,190	Citigroup, Inc.[a]	701,879
5,350	Comerica, Inc.	205,226
2,355	Duke Realty Corporation	28,166
1,600	Endurance Specialty Holdings, Ltd.	61,744
3,475	Equity One, Inc.	59,214
14,118	Fifth Third Bancorp	179,440
1,400	Franklin Resources, Inc.	140,812
1,000	Goldman Sachs Group, Inc.	150,820
1,341	Hanover Insurance Group, Inc.	58,776
5,880	HCC Insurance Holdings, Inc.	153,586
7,800	Healthcare Realty Trust, Inc.	183,066
5,239	Host Hotels & Resorts, Inc.	75,127
1,374	IntercontinentalExchange, Inc.[a]	145,122
10,948	J.P. Morgan Chase & Company	440,985
7,400	KeyCorp	62,604

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

Moderately Conservative Allocation Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Shares	Common Stock (8.8%)	Value
Financials (1.4%) - continued
1,473	Lazard, Ltd.	$43,704
9,118	Morgan Stanley	246,095
3,898	New York Community Bancorp, Inc.	67,280
5,290	Northern Trust Corporation	248,577
19,158	Ocwen Financial Corporation[a]	202,308
5,000	Potlatch Corporation	185,300
5,226	Principal Financial Group, Inc.	133,838
5,630	Prudential Financial, Inc.	322,543
4,900	SVB Financial Group[a]	211,631
12,100	Texas Capital Bancshares, Inc.[a]	201,949
8,200	U.S. Bancorp	195,980
4,746	W.R. Berkley Corporation	128,189
13,080	Wells Fargo & Company	362,708
10,700	Zions Bancorporation	237,433

	Total Financials	6,814,656

Health Care (1.1%)
3,000	Abbott Laboratories	147,240
10,400	Align Technology, Inc.[a]	180,440
1,500	Allergan, Inc.	91,590
614	Beckman Coulter, Inc.	28,140
1,300	Biogen Idec, Inc.[a]	72,644
6,222	C.R. Bard, Inc.	488,614
6,296	Celgene Corporation[a]	347,224
8,273	Community Health Systems, Inc.[a]	268,293
3,716	Coventry Health Care, Inc.[a]	73,688
3,420	Covidien, Ltd.	127,635
2,740	Hologic, Inc.[a]	38,744
6,605	ICON plc ADR[a]	155,878
2,520	Johnson & Johnson	146,387
33,524	King Pharmaceuticals, Inc.[a]	293,670
4,960	Medco Health Solutions, Inc.[a]	238,080
3,855	Medtronic, Inc.	142,519
6,600	NuVasive, Inc.[a]	216,282
8,400	Teva Pharmaceutical Industries, Ltd. ADR	410,340
7,550	Thermo Fisher Scientific, Inc.[a]	338,693
4,615	United Therapeutics Corporation[a]	225,627
19,879	UnitedHealth Group, Inc.	605,316
857	Varian Medical Systems, Inc.[a]	47,306
1,798	Vertex Pharmaceuticals, Inc.[a]	60,521
9,710	Zimmer Holdings, Inc.[a]	514,533

	Total Health Care	5,259,404

Industrials (1.3%)
2,210	3M Company	189,043
1,170	Avery Dennison Corporation	41,944
2,210	Boeing Company	150,589
2,540	Caterpillar, Inc.	177,165
3,700	Cooper Industries plc	167,055
7,576	CSX Corporation	399,407
9,554	Dover Corporation	458,305
2,279	Eaton Corporation	178,810
4,830	Emerson Electric Company	239,278
2,950	FedEx Corporation	243,522
3,810	Fluor Corporation	183,985
5,500	FTI Consulting, Inc.[a]	194,425
12,614	General Electric Company	203,338
3,689	Honeywell International, Inc.	158,111
3,430	Illinois Tool Works, Inc.	149,205
6,786	Ingersoll-Rand plc	254,204
26,600	Manitowoc Company, Inc.	275,576
1,100	Manpower, Inc.	52,778

Shares	Common Stock (8.8%)	Value
Industrials (1.3%) - continued
1,039	Navistar International Corporation[a]	$53,727
4,040	Norfolk Southern Corporation	227,331
5,800	Old Dominion Freight Line, Inc.[a]	228,694
10,504	Oshkosh Corporation[a]	361,128
977	Parker Hannifin Corporation	60,691
574	Precision Castparts Corporation	70,137
3,000	Regal-Beloit Corporation	182,490
1,676	Roper Industries, Inc.	104,750
7,500	Shaw Group, Inc.[a]	240,300
3,400	Siemens AG ADR	331,126
4,330	Spirit Aerosystems Holdings, Inc.[a]	88,115
1,571	SPX Corporation	93,569
4,396	Teledyne Technologies, Inc.[a]	180,368
3,860	Textron, Inc.	80,134
2,367	United Technologies Corporation	168,294
4,068	Werner Enterprises, Inc.	93,686

	Total Industrials	6,281,280

Information Technology (1.9%)
8,400	Adobe Systems, Inc.[a]	241,248
6,100	ADTRAN, Inc.	192,638
5,750	Analog Devices, Inc.	170,832
3,467	Apple, Inc.[a]	891,886
72,205	Atmel Corporation[a]	377,632
28,524	Cisco Systems, Inc.[a]	658,049
18,800	Cogent, Inc.[a]	169,012
9,000	CommVault Systems, Inc.[a]	166,680
34,993	Compuware Corporation[a]	286,243
2,675	eBay, Inc.[a]	55,934
8,200	EMC Corporation[a]	162,278
695	F5 Networks, Inc.[a]	61,042
882	Google, Inc.[a]	427,638
11,570	Hewlett-Packard Company	532,683
7,000	Informatica Corporation[a]	210,910
10,548	Intel Corporation	217,289
2,206	International Business Machines Corporation	283,250
4,800	JDS Uniphase Corporation[a]	52,080
2,504	Juniper Networks, Inc.[a]	69,561
6,300	KLA-Tencor Corporation	199,521
5,300	Lam Research Corporation[a]	223,607
1,950	MasterCard, Inc.	409,578
2,850	McAfee, Inc.[a]	94,335
12,932	Micron Technology, Inc.[a]	94,145
27,380	Microsoft Corporation	706,678
2,015	Novellus Systems, Inc.[a]	53,821
18,703	Oracle Corporation	442,139
8,275	Polycom, Inc.[a]	245,602
28,356	Teradyne, Inc.[a]	305,110
4,400	Texas Instruments, Inc.	108,636
20,550	TIBCO Software, Inc.[a]	278,658
7,097	Tyco Electronics, Ltd.	191,619
7,300	ValueClick, Inc.[a]	79,935
3,300	VeriFone Systems, Inc.[a]	72,204
3,200	Visa, Inc.	234,720
31,740	Xerox Corporation	309,148
2,257	Xilinx, Inc.	63,015

	Total Information Technology	9,339,356

Materials (0.3%)
2,149	Albemarle Corporation	93,739
2,930	Allegheny Technologies, Inc.	139,497

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

Moderately Conservative Allocation Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Shares	Common Stock (8.8%)	Value
Materials (0.3%) - continued
972	Ball Corporation	$56,609
800	CF Industries Holdings, Inc.	64,952
12,550	E.I. du Pont de Nemours and Company	510,409
4,652	Freeport-McMoRan Copper & Gold, Inc.	332,804
1,548	Silgan Holdings, Inc.	43,994
3,515	Steel Dynamics, Inc.	50,335
4,100	Temple-Inland, Inc.	82,246

	Total Materials	1,374,585

Telecommunications Services (<0.1%)
1,284	Telephone and Data Systems, Inc.	43,823

	Total Telecommunications Services	43,823

Utilities (0.2%)
1,150	Alliant Energy Corporation	39,744
12,470	American Electric Power Company, Inc.	448,670
1,810	DPL, Inc.	45,811
291	Entergy Corporation	22,555
3,604	NV Energy, Inc.	45,771
2,467	Portland General Electric Company	47,120
5,389	Southwest Gas Corporation	173,364
6,331	UGI Corporation	170,684

	Total Utilities	993,719

	Total Common Stock (cost $42,473,436)	42,832,716

Principal Amount	Long-Term Fixed Income (8.7%)	Value
Asset-Backed Securities (0.8%)
	GSAMP Trust
1,161,489	0.509%, 8/25/2010[b]	922,465
	J.P. Morgan Mortgage Trust
3,100,000	5.461%, 10/25/2036	2,206,174
	Renaissance Home Equity Loan Trust
1,600,000	6.011%, 5/25/2036	915,100

	Total Asset-Backed Securities	4,043,739

Basic Materials (0.3%)
	Arch Coal, Inc.
220,000	8.750%, 8/1/2016[c]	235,950
	CF Industries, Inc.
220,000	7.125%, 5/1/2020	234,850
	CONSOL Energy, Inc.
220,000	8.000%, 4/1/2017[c]	233,750
	FMG Finance, Pty., Ltd.
190,000	10.625%, 9/1/2016[c]	216,600
	Georgia-Pacific Corporation
200,000	8.000%, 1/15/2024	218,000
	Lyondell Chemical Company
200,000	11.000%, 5/1/2018	215,250

	Total Basic Materials	1,354,400

Capital Goods (0.1%)
	Case New Holland, Inc.
240,000	7.875%, 12/1/2017[c]	251,400

Principal Amount	Long-Term Fixed Income (8.7%)	Value
Capital Goods (0.1%) - continued
	Owens-Illinois, Inc.
$220,000	7.800%, 5/15/2018	$237,050

	Total Capital Goods	488,450

Collateralized Mortgage Obligations (1.1%)
	Citigroup Mortgage Loan Trust, Inc.
469,490	5.500%, 11/25/2035	371,399
	Citimortgage Alternative Loan Trust
1,460,112	5.750%, 4/25/2037	1,126,281
	Countrywide Alternative Loan Trust
306,478	6.000%, 1/25/2037	203,927
	Countrywide Home Loans
1,133,001	5.750%, 4/25/2037	908,415
	Deutsche Alt-A Securities, Inc.
369,052	5.500%, 10/25/2021	316,486
636,738	6.000%, 10/25/2021	508,736
	J.P. Morgan Mortgage Trust
219,485	5.929%, 10/25/2036	194,243
	MASTR Alternative Loans Trust
349,428	6.500%, 7/25/2034	355,088
	Merrill Lynch Alternative Note Asset Trust
367,044	6.000%, 3/25/2037	277,955
	Sequoia Mortgage Trust
382,847	5.617%, 9/20/2046	139,678
	WaMu Mortgage Pass Through Certificates
754,955	5.871%, 9/25/2036	664,020
630,723	5.992%, 10/25/2036	555,251

	Total Collateralized Mortgage Obligations	5,621,479

Commercial Mortgage-Backed Securities (3.9%)
	Banc of America Commercial Mortgage, Inc.
2,250,000	5.356%, 10/10/2045	2,295,695
2,450,000	5.837%, 6/10/2049	2,426,108
	Bear Stearns Commercial Mortgage Securities, Inc.
1,000,000	5.331%, 2/11/2044	1,006,790
950,000	5.694%, 6/11/2050	988,198
	Citigroup/Deutsche Bank
	Commercial Mortgage Pass- Through Certificates
2,250,000	5.617%, 10/15/2048	2,377,701
	Credit Suisse Mortgage Capital Certificates
1,200,000	5.467%, 9/15/2039	1,214,065
	Greenwich Capital Commercial Funding Corporation
720,000	5.867%, 12/10/2049	604,384
	GS Mortgage Securities Corporation II
2,700,000	4.761%, 7/10/2039	2,783,182
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
2,250,000	5.814%, 6/12/2043	2,383,321

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

Moderately Conservative Allocation Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (8.7%)	Value
Commercial Mortgage-Backed Securities (3.9%) - continued
$1,500,000	5.336%, 5/15/2047	$1,539,284
	LB-UBS Commercial Mortgage Trust
1,100,000	5.866%, 9/15/2045	1,132,058

	Total Commercial Mortgage-Backed Securities	18,750,786

Communications Services (0.4%)
	Cincinnati Bell, Inc.
160,000	8.250%, 10/15/2017	158,400
	Clear Channel Worldwide Holdings, Inc.
200,000	9.250%, 12/15/2017[c]	210,000
	Cricket Communications, Inc.
220,000	9.375%, 11/1/2014	227,425
	DISH DBS Corporation
230,000	7.125%, 2/1/2016	236,325
	Intelsat Jackson Holdings, Ltd.
205,000	8.500%, 11/1/2019[c]	216,787
	New Communications Holdings, Inc.
215,000	8.250%, 4/15/2017[c]	229,513
	Qwest Communications International, Inc.
220,000	7.500%, 2/15/2014	225,500
	Virgin Media Finance plc
230,000	8.375%, 10/15/2019	249,550
	Wind Acquisition Holdings Finance SPA
235,720	12.250%, 7/15/2017[c]	220,398

	Total Communications Services	1,973,898

Consumer Cyclical (0.3%)
	KB Home
216,000	6.250%, 6/15/2015	198,720
	Macy’s Retail Holdings, Inc.
190,000	8.375%, 7/15/2015	212,563
	MGM Resorts International
190,000	11.125%, 11/15/2017	215,650
	Pinnacle Entertainment, Inc.
230,000	8.625%, 8/1/2017	240,350
	QVC, Inc.
215,000	7.125%, 4/15/2017[c]	220,375
	Royal Caribbean Cruises, Ltd.
230,000	6.875%, 12/1/2013	234,025
	Starwood Hotels & Resorts Worldwide, Inc.
220,000	6.750%, 5/15/2018	224,950
	Toys R Us Property Company I, LLC
190,000	10.750%, 7/15/2017	214,462

	Total Consumer Cyclical	1,761,095

Consumer Non-Cyclical (0.2%)
	Biomet, Inc.
200,000	10.375%, 10/15/2017	221,500
	Community Health Systems, Inc.
220,000	8.875%, 7/15/2015	230,450
	HCA, Inc.
200,000	9.625%, 11/15/2016	216,000

Principal Amount	Long-Term Fixed Income (8.7%)	Value
Consumer Non-Cyclical (0.2%) - continued
	JBS USA, LLC/JBS USA Finance, Inc.
$190,000	11.625%, 5/1/2014	$218,975

	Total Consumer Non-Cyclical	886,925

Energy (0.2%)
	Forest Oil Corporation
230,000	7.250%, 6/15/2019	232,875
	Petrohawk Energy Corporation
220,000	7.875%, 6/1/2015	227,700
	Pioneer Natural Resources Company
205,000	7.500%, 1/15/2020	220,686
	Plains Exploration & Production Company
230,000	7.625%, 6/1/2018	233,450

	Total Energy	914,711

Financials (0.1%)
	CIT Group, Inc.
215,890	7.000%, 5/1/2017	203,476
	Icahn Enterprises, LP
215,000	8.000%, 1/15/2018	214,463
	International Lease Finance Corporation
230,000	5.400%, 2/15/2012	223,675

	Total Financials	641,614

Technology (0.1%)
	Freescale Semiconductor, Inc.
220,000	9.250%, 4/15/2018[c]	227,150
	Iron Mountain, Inc.
220,000	8.000%, 6/15/2020	231,000

	Total Technology	458,150

U.S. Government and Agencies (1.1%)
	U.S. Treasury Notes
1,400,000	0.875%, 12/31/2010[d]	1,403,773
2,150,000	2.500%, 4/30/2015	2,249,605
1,050,000	3.500%, 5/15/2020	1,102,668
550,000	4.375%, 5/15/2040	587,901

	Total U.S. Government and Agencies	5,343,947

Utilities (0.1%)
	El Paso Corporation
220,000	7.000%, 6/15/2017	230,233
	NRG Energy, Inc.
230,000	7.375%, 2/1/2016	234,600

	Total Utilities	464,833

	Total Long-Term Fixed Income (cost $39,225,157)	42,704,027

Principal Amount	Short-Term Investments (4.6%)[e]	Value
	Federal Home Loan Bank Discount Notes
4,397,000	0.060%, 8/2/2010	4,396,985
7,000,000	0.180%, 8/18/2010	6,999,370
5,000,000	0.175%, 8/20/2010	4,999,514

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

Moderately Conservative Allocation Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Short-Term Investments (4.6%)[e]	Value
	Federal National Mortgage Association Discount Notes
5,000,000	0.160%, 8/10/2010	$4,999,778
900,000	0.197%, 10/18/2010[d]	899,614

	Total Short-Term Investments (at amortized cost)	22,295,261

	Total Investments (cost $488,245,760) 99.4%	$483,826,592

	Other Assets and Liabilities, Net 0.6%	2,777,349

	Total Net Assets 100.0%	$486,603,941

a	Non-income producing security.
b	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 30, 2010, the value of these investments was $2,261,923 or 0.5% of total net assets.
d	At July 30, 2010, $2,203,430 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
e	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$11,616,903
Gross unrealized depreciation	(16,036,071)

Net unrealized appreciation (depreciation)	($4,419,168)

Cost for federal income tax purposes	$488,245,760

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

Moderately Conservative Allocation Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 30, 2010, in valuing Moderately Conservative Allocation Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	120,833,244	120,833,244	–	–
Fixed Income Mutual Funds	255,161,344	255,161,344	–	–
Common Stock
Consumer Discretionary	5,587,169	5,587,169	–	–
Consumer Staples	2,316,256	2,316,256	–	–
Energy	4,822,468	4,822,468	–	–
Financials	6,814,656	6,814,656	–	–
Health Care	5,259,404	5,259,404	–	–
Industrials	6,281,280	6,281,280	–	–
Information Technology	9,339,356	9,339,356	–	–
Materials	1,374,585	1,374,585	–	–
Telecommunications Services	43,823	43,823	–	–
Utilities	993,719	993,719	–	–
Long-Term Fixed Income
Asset-Backed Securities	4,043,739	–	4,043,739	–
Basic Materials	1,354,400	–	1,354,400	–
Capital Goods	488,450	–	488,450	–
Collateralized Mortgage Obligations	5,621,479	–	5,621,479	–
Commercial Mortgage-Backed
Securities	18,750,786	–	18,750,786	–
Communications Services	1,973,898	–	1,973,898	–
Consumer Cyclical	1,761,095	–	1,761,095	–
Consumer Non-Cyclical	886,925	–	886,925	–
Energy	914,711	–	914,711	–
Financials	641,614	–	641,614	–
Technology	458,150	–	458,150	–
U.S. Government and Agencies	5,343,947	–	5,343,947	–
Utilities	464,833	–	464,833	–
Short-Term Investments	22,295,261	–	22,295,261	–

Total	$483,826,592	$418,827,304	$64,999,288	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,032,900	1,032,900	–	–

Total Asset Derivatives	$1,032,900	$1,032,900	$–	$–

Liability Derivatives
Futures Contracts	137,927	137,927	–	–

Total Liability Derivatives	$137,927	$137,927	$–	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
E-Mini MSCI EAFE Index Futures	26	September 2010	$1,744,292	$1,912,950	$168,658
Russell 2000 Index Mini-Futures	(37)	September 2010	(2,265,593)	(2,403,520)	(137,927)
S&P 400 Index Mini-Futures	36	September 2010	2,540,604	2,731,681	191,077
S&P 500 Index Futures	62	September 2010	16,350,485	17,023,650	673,165
Total Futures Contracts					$894,973

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

Moderately Conservative Allocation Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Fund, is as follows:

Fund	Value October 31, 2009	Gross Purchases	Gross Sales	Shares Held at July 30, 2010	Value July 30, 2010	Income Earned November 1, 2009 - July 30, 2010
Real Estate Securities	$6,104,427	$1,005,213	$166,855	997,058	$8,863,843	$179,485
Partner Small Cap Value	6,833,744	472,417	83,427	609,262	8,285,965	59,553
Small Cap Stock	3,869,246	619,296	125,141	381,143	4,832,896	–
Partner Mid Cap Value	9,275,400	509,331	83,427	1,075,666	11,111,625	96,467
Mid Cap Stock	9,321,846	861,346	6,066,855	424,921	5,566,459	35,618
Partner Worldwide Allocation	11,494,368	6,458,752	232,197	2,294,461	18,286,850	207,295
Partner International Stock	15,179,007	330,929	101,513	1,705,154	15,141,767	330,929
Large Cap Growth	10,248,419	879,743	166,855	2,404,543	11,301,354	54,015
Large Cap Value	25,006,393	2,330,487	375,423	2,308,731	27,774,032	472,598
Large Cap Stock	6,666,240	486,547	1,382,312	306,278	6,009,167	74,798
Equity Income Plus	3,200,770	260,751	41,714	455,702	3,659,286	54,319
High Yield	19,140,061	5,251,213	377,901	5,337,732	24,980,584	1,374,840
Income	51,154,503	13,248,348	1,383,235	7,725,612	66,131,242	2,270,482
Government Bond	–	10,025,863	63,259	998,570	10,355,169	70,658
Limited Maturity Bond	141,143,815	19,099,231	9,445,540	12,325,128	153,694,349	3,786,109
Money Market	1,811,651	3,441,221	5,252,872	–	–	7
Total Value and Income Earned	320,449,890				375,994,588	9,067,173

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

Partner Small Cap Growth Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Shares	Common Stock (96.6%)	Value
Consumer Discretionary (16.7%)
15,080	7 Days Group Holdings, Ltd. ADR[a]	$165,729
8,830	AnnTaylor Stores Corporation[a]	154,878
10,310	Asbury Automotive Group, Inc.[a]	138,773
3,640	Boyd Gaming Corporation[a,b]	30,794
40,590	Brunswick Corporation	686,783
20,820	Buffalo Wild Wings, Inc.[a,b]	887,765
10,380	California Pizza Kitchen, Inc.[a]	186,217
13,310	Capella Education Company[a]	1,236,765
3,150	Chico’s FAS, Inc.	29,515
3,360	Children’s Place Retail Stores, Inc.[a]	140,616
8,420	Citi Trends, Inc.[a]	264,304
11,120	Cooper Tire & Rubber Company	240,303
3,600	Cracker Barrel Old Country Store, Inc.	176,328
81,360	Crocs, Inc.[a]	1,043,849
11,550	Deckers Outdoor Corporation[a]	587,779
24,380	DineEquity, Inc.[a,b]	888,895
59,250	Finish Line, Inc.	847,867
31,470	Gaylord Entertainment Company[a,b]	912,315
5,310	G-III Apparel Group, Ltd.[a]	136,998
22,400	hhgregg, Inc.[a]	454,496
2,800	Imax Corporation[a]	43,316
2,550	Jo-Ann Stores, Inc.[a]	106,820
3,610	Joseph A. Bank Clothiers, Inc.[a]	211,835
21,490	Lumber Liquidators Holdings, Inc.[a,b]	533,382
62,900	Orient-Express Hotels, Ltd.[a]	573,019
8,690	Ryland Group, Inc.	141,821
112,350	Saks, Inc.[a,b]	922,393
6,700	Select Comfort Corporation[a]	52,260
3,910	Skechers USA, Inc.[a]	145,022
3,370	Steven Madden, Ltd.[a]	130,183
26,270	Tempur-Pedic International, Inc.[a]	805,701
71,510	Texas Roadhouse, Inc.[a]	963,955
42,870	True Religion Apparel, Inc.[a]	1,053,745
30,400	Ulta Salon Cosmetics & Fragrance, Inc.[a]	767,904
22,800	Warnaco Group, Inc.[a]	952,356
15,470	WMS Industries, Inc.[a]	595,750

	Total Consumer Discretionary	17,210,431

Consumer Staples (2.8%)
1,150	Boston Beer Company, Inc.[a]	79,764
14,620	Central European Distribution Corporation[a]	381,144
12,240	Diamond Foods, Inc.[b]	545,170
4,590	Green Mountain Coffee Roasters, Inc.[a]	141,326
6,490	TreeHouse Foods, Inc.[a]	309,508
41,410	United Natural Foods, Inc.[a]	1,396,759

	Total Consumer Staples	2,853,671

Energy (4.5%)
11,750	Brigham Exploration Company[a]	202,805
7,590	Carrizo Oil & Gas, Inc.[a]	148,840
46,950	James River Coal Company[a]	822,094
104,060	Key Energy Services, Inc.[a]	1,005,220
2,990	Lufkin Industries, Inc.	122,919
51,900	Oasis Petroleum, Inc.[a]	892,680
21,380	Resolute Energy Corporation[a,b]	254,422
27,140	Rex Energy Corporation[a]	287,684

Shares	Common Stock (96.6%)	Value
Energy (4.5%) - continued
7,250	Superior Well Services, Inc.[a,b]	$134,632
25,540	Swift Energy Company[a]	662,252
2,860	T-3 Energy Services, Inc.[a]	72,530

	Total Energy	4,606,078

Financials (6.1%)
8,660	American Physicians Capital, Inc.	354,627
16,750	Bank of the Ozarks, Inc.	627,287
23,030	Columbia Banking System, Inc.	420,988
10,400	DuPont Fabros Technology, Inc.	262,496
12,590	Green Dot Corporation[a]	547,665
3,760	Harleysville Group, Inc.	118,365
1,920	IBERIABANK Corporation	99,763
11,500	iShares Russell 2000 Growth Index Fund[b]	814,200
61,120	National Financial Partners[a,b]	655,818
8,410	Oriental Financial Group, Inc.	119,086
32,300	Radian Group, Inc.	277,780
9,620	Stifel Financial Corporation[a]	445,791
55,850	Sunstone Hotel Investors, Inc.[a]	576,372
18,700	Tanger Factory Outlet Centers, Inc.	835,890
5,080	Umpqua Holdings Corporation	63,652

	Total Financials	6,219,780

Health Care (18.9%)
22,070	Acorda Therapeutics, Inc.[a]	713,744
3,350	AGA Medical Holdings, Inc.[a,b]	48,541
5,970	Alexion Pharmaceuticals, Inc.[a]	324,529
16,870	Align Technology, Inc.[a,b]	292,694
20,510	Alphatec Holdings, Inc.[a]	86,757
37,290	AMERIGROUP Corporation[a]	1,333,490
3,040	Ardea Biosciences, Inc.[a]	60,648
40,370	Arena Pharmaceuticals, Inc.[a,b]	320,941
5,530	Bio-Reference Laboratories, Inc.[a]	115,964
4,860	Catalyst Health Solutions, Inc.[a]	168,059
17,300	Cooper Companies, Inc.	672,278
4,950	Dexcom, Inc.[a]	55,242
19,280	Emergency Medical Services Corporation[a]	862,587
51,370	Healthsouth Corporation[a]	950,859
950	HeartWare International, Inc.[a]	61,208
19,420	Hill-Rom Holdings, Inc.	641,637
12,950	HMS Holding Corporation[a]	729,344
8,950	Human Genome Sciences, Inc.[a]	232,163
33,930	ICON plc ADR[a]	800,748
27,510	Impax Laboratories, Inc.[a]	450,889
21,350	Incyte Corporation[a,b]	277,977
8,780	Kendle International, Inc.[a]	108,082
34,600	MedAssets, Inc.[a]	809,986
2,760	Molina Healthcare, Inc.[a]	82,276
4,670	Momenta Pharmaceuticals, Inc.[a]	99,658
15,420	Onyx Pharmaceuticals, Inc.[a]	400,920
8,420	Orthofix International NVa	254,957
2,990	Par Pharmaceutical Companies, Inc.[a]	78,936
42,020	PAREXEL International Corporation[a]	862,671
15,370	Pharmasset, Inc.[a]	415,144
17,000	PSS World Medical, Inc.[a]	319,940
35,877	Psychiatric Solutions, Inc.[a]	1,188,964
17,190	Quality Systems, Inc.[b]	944,075
9,100	Questcor Pharmaceuticals, Inc.[a]	102,375
11,510	Regeneron Pharmaceuticals, Inc.[a]	278,427

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

Partner Small Cap Growth Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Shares	Common Stock (96.6%)	Value
Health Care (18.9%) - continued
23,170	Salix Pharmaceuticals, Ltd.[a]	$982,640
34,850	Seattle Genetics, Inc.[a]	424,473
14,490	SXC Health Solutions Corporation[a]	983,871
147,940	Tenet Healthcare Corporation[a]	680,524
10,430	Thoratec Corporation[a]	383,615
1,030	Vermillion, Inc.[a,b]	9,466
20,030	Volcano Corporation[a]	442,062
10,540	West Pharmaceutical Services, Inc.	383,024

	Total Health Care	19,436,385

Industrials (16.2%)
41,550	Actuant Corporation	856,761
15,440	Alaska Air Group, Inc.[a]	796,550
1,130	American Science & Engineering, Inc.	89,473
81,530	ArvinMeritor, Inc.[a,b]	1,337,907
14,700	Baldor Electric Company	561,834
7,050	Bucyrus International, Inc.	438,651
13,510	Clean Harbors, Inc.[a]	853,292
2,600	Consolidated Graphics, Inc.[a]	111,722
17,630	Copa Holdings SA	910,590
12,330	EnerNOC, Inc.[a,b]	411,082
25,790	EnPro Industries, Inc.[a]	772,411
1,990	ESCO Technologies, Inc.	59,322
34,400	Genesee & Wyoming, Inc.[a]	1,406,272
53,220	GrafTech International, Ltd.[a]	834,490
46,680	Hexcel Corporation[a]	872,449
34,270	Hub Group, Inc.[a]	1,101,781
5,980	Huron Consulting Group, Inc.[a]	122,769
63,880	Kforce, Inc.[a]	863,019
24,720	Knight Transportation, Inc.	517,142
16,280	Polypore International, Inc.[a]	399,837
4,720	Triumph Group, Inc.	358,248
50,300	TrueBlue, Inc.[a]	647,361
2,740	United Stationers, Inc.[a]	148,371
13,040	Watsco, Inc.	726,458
22,910	WESCO International, Inc.[a]	823,156
21,400	Woodward Governor Company	647,136

	Total Industrials	16,668,084

Information Technology (25.3%)
24,690	Acme Packet, Inc.[a]	697,739
28,810	ADTRAN, Inc.	909,820
7,350	ANSYS, Inc.[a]	330,383
26,400	Applied Micro Circuits Corporation[a]	315,744
63,010	Ariba, Inc.[a]	1,006,270
82,180	Aruba Networks, Inc.[a]	1,395,416
23,670	Atheros Communications, Inc.[a]	625,835
4,370	Blue Coat Systems, Inc.[a]	95,703
5,040	Bottomline Technologies, Inc.[a]	71,417
32,730	Broadsoft, Inc.[a]	283,114
6,740	Camelot Information Systems, Inc.[a]	71,983
37,740	Cavium Networks, Inc.[a,b]	1,012,564
25,460	Cirrus Logic, Inc.[a]	496,470
8,150	Cogo Group, Inc.[a]	53,546
8,650	Concur Technologies, Inc.[a]	400,322
5,110	Diodes, Inc.[a]	90,345
2,730	Ebix, Inc.[a,b]	45,345
79,940	Entropic Communications, Inc.[a]	625,930
40,440	Finisar Corporation[a,b]	648,253

Shares	Common Stock (96.6%)	Value
Information Technology (25.3%) - continued
34,310	GSI Commerce, Inc.[a]	$772,661
4,140	Hittite Microwave Corporation[a]	190,274
23,970	Isilon Systems, Inc.[a,b]	420,434
41,490	Jack Henry & Associates, Inc.	1,053,846
6,410	Kenexa Corporation[a]	77,112
5,850	Manhattan Associates, Inc.[a]	157,131
4,810	MAXIMUS, Inc.	289,514
11,220	Mercadolibre, Inc.[a,b]	678,810
15,130	Netezza Corporation[a,b]	234,515
53,650	Netlogic Microsystems, Inc.[a,b]	1,585,894
5,360	NetScout Systems, Inc.[a]	84,956
20,170	OmniVision Technologies, Inc.[a]	449,993
24,810	Plexus Corporation[a]	724,452
49,450	PMC-Sierra, Inc.[a]	400,545
3,390	Power Integrations, Inc.	119,837
5,770	Power-One, Inc.[a]	71,721
28,780	Rackspace Hosting, Inc.[a,b]	538,186
2,610	RealD, Inc.[a,b]	44,370
34,300	Riverbed Technology, Inc.[a]	1,272,187
22,310	Rubicon Technology, Inc.[a,b]	674,878
10,380	Sanmina-SCI Corporation[a,b]	130,477
23,590	Semtech Corporation[a]	409,994
45,330	SuccessFactors, Inc.[a]	920,652
6,630	Synchronoss Technologies, Inc.[a]	129,219
36,240	Taleo Corporation[a]	891,504
115,740	Teradyne, Inc.[a]	1,245,362
19,300	Ultratech, Inc.[a]	348,751
13,810	Varian Semiconductor Equipment Associates, Inc.[a]	390,271
21,760	Veeco Instruments, Inc.[a,b]	942,208
37,120	VeriFone Systems, Inc.[a]	812,186
28,620	Volterra Semiconductor Corporation[a]	644,522
6,560	Xyratex, Ltd.[a]	85,214

	Total Information Technology	25,967,875

Materials (4.9%)
2,040	A. Schulman, Inc.	39,963
3,270	Domtar Corporation	191,295
32,200	Georgia Gulf Corporation[a,b]	494,270
19,730	Huntsman Corporation	206,573
14,640	Rock-Tenn Company	779,141
9,710	Schweitzer-Mauduit International, Inc.	513,950
79,670	Solutia, Inc.[a]	1,124,144
46,300	Stillwater Mining Company[a,b]	637,551
14,130	Temple-Inland, Inc.	283,448
53,850	Thompson Creek Metals Company, Inc.[a,b]	500,805
4,020	Walter Energy, Inc.	286,626

	Total Materials	5,057,766

Telecommunications Services (1.2%)
26,770	City Telecom HK, Ltd. ADR	273,589
12,940	Syniverse Holdings, Inc.[a]	288,950
36,390	TW Telecom, Inc.[a]	688,499

	Total Telecommunications Services	1,251,038

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

Partner Small Cap Growth Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Shares	Common Stock (96.6%)	Value
Utilities (<0.1%)
2,260	Artesian Resources Corporation	$41,358

	Total Utilities	41,358

	Total Common Stock (cost $81,572,367)	99,312,466

Shares	Collateral Held for Securities Loaned (16.3%)	Value
16,722,460	Thrivent Financial Securities Lending Trust	16,722,460

	Total Collateral Held for Securities Loaned (cost $16,722,460)	16,722,460

	Total Investments (cost $98,294,827) 112.9%	$116,034,926

	Other Assets and Liabilities, Net (12.9%)	(13,295,671)

	Total Net Assets 100.0%	$102,739,255

a	Non-income producing security.
b	All or a portion of the security is on loan.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$19,492,614
Gross unrealized depreciation	(1,752,515)

Net unrealized appreciation (depreciation)	$17,740,099

Cost for federal income tax purposes	$98,294,827

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 30, 2010, in valuing Partner Small Cap Growth Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	17,210,431	17,210,431	–	–
Consumer Staples	2,853,671	2,853,671	–	–
Energy	4,606,078	4,606,078	–	–
Financials	6,219,780	6,219,780	–	–
Health Care	19,436,385	19,436,385	–	–
Industrials	16,668,084	16,668,084	–	–
Information Technology	25,967,875	25,967,875	–	–
Materials	5,057,766	5,057,766	–	–
Telecommunications Services	1,251,038	1,251,038	–	–
Utilities	41,358	41,358	–	–
Collateral Held for Securities Loaned	16,722,460	16,722,460	–	–

Total	$116,034,926	$116,034,926	$–	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Growth Fund, is as follows:

Fund	Value October 31, 2009	Gross Purchases	Gross Sales	Shares Held at July 30, 2010	Value July 30, 2010	Income Earned November 1, 2009 - July 30, 2010
Money Market	$4,931,858	$2,387,193	$7,319,051	–	$–	$–
Thrivent Financial Securities Lending Trust	14,587,940	61,375,267	59,240,747	16,722,460	16,722,460	45,797
Total Value and Income Earned	19,519,798				16,722,460	45,797

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

Partner Small Cap Value Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Shares	Common Stock (97.0%)	Value
Consumer Discretionary (12.9%)
205,000	Aaron’s, Inc.[a]	$3,722,800
28,700	Ascent Media Corporation[b]	797,860
58,800	Brunswick Corporation	994,896
39,500	Cavco Industries, Inc.[b]	1,384,870
35,000	Corinthian Colleges, Inc.[a,b]	318,500
45,000	CSS Industries, Inc.	810,900
72,000	Dixie Group, Inc.[b]	236,880
56,000	Dorman Products, Inc.[b]	1,307,040
94,000	Drew Industries, Inc.[b]	1,986,220
82,000	Fred’s, Inc.	888,880
90,000	Haverty Furniture Companies, Inc.	1,090,800
37,700	Hooker Furniture Corporation	445,614
63,000	M/I Homes, Inc.[b]	664,650
80,000	MarineMax, Inc.[b]	608,000
45,000	Matthews International Corporation	1,624,950
71,000	Men’s Wearhouse, Inc.	1,381,660
101,000	Meritage Homes Corporation[b]	1,775,580
179,000	Orient-Express Hotels, Ltd.[b]	1,630,690
535,000	Sealy Corporation[a,b]	1,465,900
135,000	Shiloh Industries, Inc.[b]	1,306,800
57,000	Stanley Furniture Company, Inc.[b]	218,310
142,000	Stein Mart, Inc.[b]	1,096,240
42,000	Steven Madden, Ltd.[b]	1,622,460
107,000	Winnebago Industries, Inc.[b]	1,118,150

	Total Consumer Discretionary	28,498,650

Consumer Staples (0.9%)
230,000	Alliance One International, Inc.[b]	867,100
30,100	Nash Finch Company	1,183,532

	Total Consumer Staples	2,050,632

Energy (6.6%)
17,300	Carbo Ceramics, Inc.	1,387,460
69,000	Cloud Peak Energy, Inc.[a,b]	1,059,150
58,500	Forest Oil Corporation[b]	1,672,515
64,500	Gulf Island Fabrication, Inc.	1,158,420
270,000	Hercules Offshore, Inc.[b]	685,800
121,000	Penn Virginia Corporation	2,299,000
143,000	TETRA Technologies, Inc.[b]	1,490,060
54,900	Whiting Petroleum Corporation[b]	4,831,749

	Total Energy	14,584,154

Financials (23.9%)
82,500	Alterra Capital Holdings, Ltd.	1,596,375
185,000	Ares Capital Corporation	2,591,850
177,000	CBL & Associates Properties, Inc.[a]	2,490,390
121,000	Cedar Shopping Centers, Inc.	750,200
47,000	Central Fund of Canada, Ltd.	679,150
93,000	Columbia Banking System, Inc.	1,700,040
79,800	East West Bancorp, Inc.	1,244,082
45,000	Employers Holdings, Inc.	699,300
143,300	First Opportunity Fund, Inc.	914,254
61,000	First Potomac Realty Trust	945,500
91,000	Glacier Bancorp, Inc.	1,454,180
64,000	Gladstone Capital Corporation[a]	776,320
77,000	Hatteras Financial Corporation[a]	2,282,280
116,000	Hercules Technology Growth Capital, Inc.	1,213,360
75,000	Home Bancshares, Inc.	1,802,250
18,000	iShares Russell 2000 Value Fund[a]	1,093,680
52,000	JMP Group, Inc.	366,600

Shares	Common Stock (97.0%)	Value
Financials (23.9%) - continued
55,000	Kilroy Realty Corporation[a]	$1,846,900
190,000	Kite Realty Group Trust	881,600
73,500	LaSalle Hotel Properties	1,743,420
3,600	Markel Corporation[b]	1,216,800
92,000	Meadowbrook Insurance Group, Inc.	842,720
66,300	National Interstate Corporation	1,479,153
36,000	Parkway Properties, Inc.	601,560
39,000	Pebblebrook Hotel Trust[b]	713,310
166,000	PennantPark Investment Corporation	1,744,660
30,000	Piper Jaffray Companies[b]	935,700
68,000	Potlatch Corporation	2,520,080
67,500	ProAssurance Corporation[b]	4,016,925
127,000	Redwood Trust, Inc.[a]	1,987,550
117,000	Safeguard Scientifics, Inc.[b]	1,482,390
138,000	Sandy Spring Bancorp, Inc.[a]	2,337,720
48,700	SeaBright Holdings, Inc.	398,853
51,500	SVB Financial Group[b]	2,224,285
280,000	Western Alliance Bancorp[a,b]	2,035,600
35,000	Wintrust Financial Corporation	1,089,200

	Total Financials	52,698,237

Health Care (5.2%)
63,976	Accelrys, Inc.[b]	451,031
35,000	Angiodynamics, Inc.[b]	539,350
6,300	Atrion Corporation	909,783
88,000	Infinity Pharmaceuticals, Inc.[a,b]	515,680
780,000	Lexicon Pharmaceuticals, Inc.[a,b]	1,177,800
33,700	National Healthcare Corporation[a]	1,176,804
104,000	Owens & Minor, Inc.	2,827,760
85,000	Triple-S Management Corporation[b]	1,689,800
58,000	West Pharmaceutical Services, Inc.	2,107,720

	Total Health Care	11,395,728

Industrials (23.5%)
36,000	A.O. Smith Corporation	1,968,480
45,000	AirTran Holdings, Inc.[b]	216,900
34,000	Alaska Air Group, Inc.[b]	1,754,060
26,400	Ameron International Corporation	1,622,016
36,000	Applied Industrial Technologies, Inc.[a]	1,008,000
18,100	Astec Industries, Inc.[b]	567,435
138,500	Beacon Roofing Supply, Inc.[b]	2,362,810
45,200	Belden, Inc.	1,079,828
14,300	C&D Technologies, Inc.[b]	12,298
31,900	Cascade Corporation	1,217,623
27,000	Circor International, Inc.	844,560
60,900	Colfax Corporation[b]	788,655
82,000	Comfort Systems USA, Inc.	935,620
34,000	Courier Corporation	541,620
46,200	Dolan Company[b]	540,078
16,000	Franklin Electric Company, Inc.	492,000
23,800	FTI Consulting, Inc.[b]	841,330
54,500	G & K Services, Inc.	1,268,215
80,700	Genesee & Wyoming, Inc.[b]	3,299,016
88,500	Gibraltar Industries, Inc.[b]	954,915
105,800	Greenbrier Companies, Inc.[a,b]	1,381,748
62,000	Hub Group, Inc.[b]	1,993,300
51,000	IDEX Corporation	1,640,670
87,000	Insituform Technologies, Inc.[b]	1,992,300

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

Partner Small Cap Value Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Shares	Common Stock (97.0%)	Value
Industrials (23.5%) - continued
45,500	Kaman Corporation	$1,039,220
97,000	Kforce, Inc.[b]	1,310,470
80,000	Kirby Corporation[b]	3,075,200
41,000	Kratos Defense & Security Solutions, Inc.[a,b]	453,460
102,000	McGrath Rentcorp	2,378,640
39,500	Mine Safety Appliances Company	989,475
111,000	Navigant Consulting, Inc.[b]	1,092,240
28,100	Nordson Corporation	1,771,705
67,000	Robbins & Myers, Inc.	1,589,240
89,000	SkyWest, Inc.	1,108,050
50,000	Sterling Construction Company, Inc.[b]	619,500
27,100	Sun Hydraulics Corporation	698,909
44,000	Universal Forest Products, Inc.	1,362,680
136,000	Vitran Corporation, Inc.[b]	1,496,000
44,000	Waste Connections, Inc.[b]	1,679,480
62,300	Woodward Governor Company	1,883,952

	Total Industrials	51,871,698

Information Technology (10.1%)
128,000	Advanced Energy Industries, Inc.[b]	2,254,080
34,500	ATMI, Inc.[b]	511,980
128,900	Brooks Automation, Inc.[b]	983,507
15,000	Cabot Microelectronics Corporation[b]	490,350
63,000	Cognex Corporation	1,174,950
56,000	Cohu, Inc.	878,080
109,800	Electro Rent Corporation	1,515,240
33,500	Electro Scientific Industries, Inc.[b]	384,580
66,300	FormFactor, Inc.[b]	641,784
136,000	Ixia[b]	1,493,280
13,300	Littelfuse, Inc.[b]	473,613
45,300	Mattson Technology, Inc.[a,b]	132,729
80,500	Methode Electronics, Inc.	859,740
118,000	Monotype Imaging Holdings, Inc.[b]	981,760
81,500	Progress Software Corporation[b]	2,436,850
149,000	ShoreTel, Inc.[b]	745,000
295,000	Sonus Networks, Inc.[b]	849,600
38,000	Standard Microsystems Corporation[b]	836,760
75,600	StarTek, Inc.[b]	349,272
63,000	Synnex Corporation[b]	1,662,570
70,800	Teradyne, Inc.[b]	761,808
63,000	Xyratex, Ltd.[b]	818,370
277,400	Zarlink Semiconductor, Inc.[b]	521,512
74,000	Zygo Corporation[b]	612,720

	Total Information Technology	22,370,135

Materials (8.6%)
33,000	AMCOL International Corporation	988,680
86,000	American Vanguard Corporation[a]	735,300
75,400	AptarGroup, Inc.	3,247,478
71,000	Arch Chemicals, Inc.	2,433,170
54,000	Carpenter Technology Corporation	1,887,300
45,000	Clearwater Paper Corporation[b]	2,773,350
57,000	Franco-Nevada Corporation	1,737,000
45,100	Innospec, Inc.[b]	496,100
22,500	Minerals Technologies, Inc.	1,173,825
111,000	Myers Industries, Inc.	878,010

Shares	Common Stock (97.0%)	Value
Materials (8.6%) - continued
88,500	Sims Metal Management, Ltd. ADR	$1,417,770
177,400	Wausau Paper Corporation[b]	1,211,642

	Total Materials	18,979,625

Telecommunications Services (0.3%)
87,500	Premiere Global Services, Inc.[b]	547,750

	Total Telecommunications Services	547,750

Utilities (5.0%)
43,700	Black Hills Corporation	1,394,904
95,000	Cleco Corporation	2,712,250
93,000	El Paso Electric Company[b]	1,999,500
21,700	Empire District Electric Company	426,405
50,000	NorthWestern Corporation	1,410,000
62,000	Southwest Gas Corporation	1,994,540
42,000	Vectren Corporation	1,040,340

	Total Utilities	10,977,939

	Total Common Stock (cost $202,959,813)	213,974,548

Shares	Preferred Stock (1.4%)	Value
Energy (0.6%)
5,900	Whiting Petroleum Corporation, Convertible	1,262,600

	Total Energy	1,262,600

Financials (0.6%)
7,400	Assured Guaranty, Ltd., Convertible	494,890
705	East West Bancorp, Inc.	864,506

	Total Financials	1,359,396

Health Care (0.2%)
40,200	National Healthcare Corporation, Convertible	520,590

	Total Health Care	520,590

	Total Preferred Stock (cost $2,179,704)	3,142,586

Shares	Collateral Held for Securities Loaned (7.1%)	Value
15,710,575	Thrivent Financial Securities Lending Trust	15,710,575

	Total Collateral Held for Securities Loaned (cost $15,710,575)	15,710,575

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

Partner Small Cap Value Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Short-Term Investments (1.6%)[c]	Value
	Federal Home Loan Bank Discount Notes
3,580,000	0.060%, 8/2/2010	$3,579,988

	Total Short-Term Investments (at amortized cost)	3,579,988

	Total Investments (cost $224,430,080) 107.1%	$236,407,697

	Other Assets and Liabilities, Net (7.1%)	(15,717,218)

	Total Net Assets 100.0%	$220,690,479

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$35,042,269
Gross unrealized depreciation	(23,064,652)

Net unrealized appreciation (depreciation)	$11,977,617

Cost for federal income tax purposes	$224,430,080

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 30, 2010, in valuing Partner Small Cap Value Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	28,498,650	28,498,650	–	–
Consumer Staples	2,050,632	2,050,632	–	–
Energy	14,584,154	14,584,154	–	–
Financials	52,698,237	52,698,237	–	–
Health Care	11,395,728	11,395,728	–	–
Industrials	51,871,698	51,871,698	–	–
Information Technology	22,370,135	22,370,135	–	–
Materials	18,979,625	17,242,625	1,737,000	–
Telecommunications Services	547,750	547,750	–	–
Utilities	10,977,939	10,977,939	–	–
Preferred Stock
Energy	1,262,600	1,262,600	–	–
Financials	1,359,396	494,890	864,506	–
Health Care	520,590	520,590	–	–
Collateral Held for Securities Loaned	15,710,575	15,710,575	–	–
Short-Term Investments	3,579,988	–	3,579,988	–
Total	$236,407,697	$230,226,203	$6,181,494	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Partner Small Cap Value Fund.

Investments in Securities	Value October 31, 2009	Accrued Discounts and/or Premiums	Realized Gain/ (Loss)	Change in Unrealized Gain/ (Loss)	Net Purchases/ (Sales)	Transfers Into Level 3	Transfers Out of Level 3	Value July 30, 2010
Preferred Stock Financials	531,764	–	–	(36,874)	–	–	(494,890)	–
Total	$531,764	$–	$–	($36,874)	$–	$–	($494,890)	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

Partner Small Cap Value Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Value Fund, is as follows:

Fund	Value October 31, 2009	Gross Purchases	Gross Sales	Shares Held at July 30, 2010	Value July 30, 2010	Income Earned November 1, 2009 - July 30, 2010
Money Market	$989,407	$5,964,093	$6,953,500	–	$–	$–
Thrivent Financial Securities Lending Trust	19,862,056	83,724,848	87,876,329	15,710,575	15,710,575	21,418
Total Value and Income Earned	20,851,463				15,710,575	21,418

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

Small Cap Stock Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Shares	Common Stock (94.0%)	Value
Consumer Discretionary (14.0%)
149,700	Aeropostale, Inc.[a]	$4,255,971
16,800	American Public Education, Inc.[a]	750,288
168,100	Carter’s, Inc.[a]	4,074,744
490,021	Chico’s FAS, Inc.	4,591,497
255,369	Cooper Tire & Rubber Company	5,518,524
379,100	Domino’s Pizza, Inc.[a]	4,848,689
349,600	Foot Locker, Inc.	4,751,064
63,500	Knology, Inc.[a]	717,550
112,300	Warnaco Group, Inc.[a]	4,690,771
504,983	Warner Music Group Corporation[a]	2,368,370
111,780	WMS Industries, Inc.[a]	4,304,648

	Total Consumer Discretionary	40,872,116

Consumer Staples (2.6%)
91,500	Herbalife, Ltd.	4,542,060
13,000	Ralcorp Holdings, Inc.[a]	759,200
47,600	TreeHouse Foods, Inc.[a]	2,270,044

	Total Consumer Staples	7,571,304

Energy (11.5%)
216,700	Arch Coal, Inc.	5,133,623
77,000	Brigham Exploration Company[a]	1,329,020
371,427	Complete Production Services, Inc.[a]	7,149,970
102,500	Dresser-Rand Group, Inc.[a]	3,814,025
160,200	Forest Oil Corporation[a]	4,580,118
1,146,500	International Coal Group, Inc.[a,b]	5,159,250
271,000	James River Coal Company[a]	4,745,210
89,600	Superior Well Services, Inc.[a,b]	1,663,872

	Total Energy	33,575,088

Financials (16.7%)
83,684	Affiliated Managers Group, Inc.[a]	5,927,338
146,100	First Niagara Financial Group, Inc.	1,959,201
16,000	Greenhill & Company, Inc.[b]	1,088,800
33,200	Hancock Holding Company	1,012,932
200,162	Healthcare Realty Trust, Inc.	4,697,802
69,580	Home Bancshares, Inc.	1,672,007
41,300	IBERIABANK Corporation	2,145,948
52,500	MB Financial, Inc.	910,350
489,746	Ocwen Financial Corporation[a]	5,171,718
127,600	Potlatch Corporation	4,728,856
35,700	SCBT Financial Corporation	1,150,611
68,300	Simmons First National Corporation	1,799,705
89,800	Sunstone Hotel Investors, Inc.[a]	926,736
123,900	SVB Financial Group[a]	5,351,241
307,800	Texas Capital Bancshares, Inc.[a]	5,137,182
229,898	Zions Bancorporation[b]	5,101,437

	Total Financials	48,781,864

Health Care (12.3%)
265,900	Align Technology, Inc.[a,b]	4,613,365
148,400	Community Health Systems, Inc.[a]	4,812,612
268,796	Endologix, Inc.[a]	1,228,398
157,549	ICON plc ADR[a]	3,718,156
718,528	King Pharmaceuticals, Inc.[a]	6,294,305
47,400	Lincare Holdings, Inc.[b]	1,126,224
54,500	Masimo Corporation	1,257,860
168,900	NuVasive, Inc.[a,b]	5,534,853
69,900	PSS World Medical, Inc.[a]	1,315,518
33,100	Salix Pharmaceuticals, Ltd.[a]	1,403,771

Shares	Common Stock (94.0%)	Value
Health Care (12.3%) - continued
96,200	United Therapeutics Corporation[a]	$4,703,218

	Total Health Care	36,008,280

Industrials (17.0%)
256,200	AirTran Holdings, Inc.[a,b]	1,234,884
55,500	Corrections Corporation of America[a]	1,086,135
70,500	Deluxe Corporation	1,450,890
137,080	FTI Consulting, Inc.[a]	4,845,778
39,700	Genesee & Wyoming, Inc.[a]	1,622,936
64,900	Herman Miller, Inc.	1,116,280
55,300	ICF International, Inc.[a]	1,271,900
53,500	Knight Transportation, Inc.[b]	1,119,220
487,302	Manitowoc Company, Inc.	5,048,449
26,400	Manpower, Inc.	1,266,672
114,300	Navigant Consulting, Inc.[a]	1,124,712
147,782	Old Dominion Freight Line, Inc.[a]	5,827,044
152,798	Oshkosh Corporation[a]	5,253,195
77,000	Regal-Beloit Corporation	4,683,910
127,618	Shaw Group, Inc.[a]	4,088,881
60,500	Sykes Enterprises, Inc.[a]	958,925
112,261	Teledyne Technologies, Inc.[a]	4,606,069
58,800	Waste Connections, Inc.[a]	2,244,396
39,000	Werner Enterprises, Inc.	898,170

	Total Industrials	49,748,446

Information Technology (15.8%)
155,500	ADTRAN, Inc.	4,910,690
1,040,300	Atmel Corporation[a]	5,440,769
480,700	Cogent, Inc.[a]	4,321,493
165,400	Cogo Group, Inc.[a]	1,086,678
231,275	CommVault Systems, Inc.[a]	4,283,213
514,684	Compuware Corporation[a]	4,210,115
179,700	Informatica Corporation[a]	5,414,361
64,300	Ingram Micro, Inc.[a]	1,062,879
80,000	Monster Worldwide, Inc.[a,b]	1,097,600
163,174	Polycom, Inc.[a]	4,843,004
449,000	Teradyne, Inc.[a,b]	4,831,240
357,893	TIBCO Software, Inc.[a]	4,853,029

	Total Information Technology	46,355,071

Materials (1.4%)
48,000	Puda Coal, Inc.[a]	427,200
30,000	Reliance Steel & Aluminum Company	1,178,400
81,500	Rockwood Holdings, Inc.[a]	2,380,615

	Total Materials	3,986,215

Utilities (2.7%)
135,437	Southwest Gas Corporation	4,357,008
127,900	UGI Corporation	3,448,184

	Total Utilities	7,805,192

	Total Common Stock (cost $270,002,021)	274,703,576

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

Small Cap Stock Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (0.2%)	Value
U.S. Government and Agencies (0.2%)
	U.S. Treasury Notes
$600,000	0.875%, 12/31/2010[c]	$601,617

	Total U.S. Government and Agencies	601,617

	Total Long-Term Fixed Income (cost $600,116)	601,617

Shares	Collateral Held for Securities Loaned (7.5%)	Value
21,933,450	Thrivent Financial Securities Lending Trust	21,933,450

	Total Collateral Held for Securities Loaned (cost $21,933,450)	21,933,450

Principal Amount	Short-Term Investments (5.7%)[d]	Value
	ENI Coordination Center SA
1,663,000	0.210%, 8/2/2010[e]	1,662,981
	Federal Home Loan Bank Discount Notes
15,000,000	0.172%, 8/11/2010	14,999,213

	Total Short-Term Investments (at amortized cost)	16,662,194

	Total Investments (cost $309,197,781) 107.4%	$313,900,837

	Other Assets and Liabilities, Net (7.4%)	(21,511,190)

	Total Net Assets 100.0%	$292,389,647

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	At July 30, 2010, $601,617 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
e	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank or institution.

Definitions:

ADR -	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$17,447,842
Gross unrealized depreciation	(12,744,786)

Net unrealized appreciation (depreciation)	$4,703,056

Cost for federal income tax purposes	$309,197,781

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 30, 2010, in valuing Small Cap Stock Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	40,872,116	40,872,116	–	–
Consumer Staples	7,571,304	7,571,304	–	–
Energy	33,575,088	33,575,088	–	–
Financials	48,781,864	48,781,864	–	–
Health Care	36,008,280	36,008,280	–	–
Industrials	49,748,446	49,748,446	–	–
Information Technology	46,355,071	46,355,071	–	–
Materials	3,986,215	3,986,215	–	–
Utilities	7,805,192	7,805,192	–	–
Long-Term Fixed Income
U.S. Government and Agencies	601,617	–	601,617	–
Collateral Held for Securities Loaned	21,933,450	21,933,450	–	–
Short-Term Investments	16,662,194	–	16,662,194	–

Total	$313,900,837	$296,637,026	$17,263,811	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	205,165	205,165	–	–

Total Asset Derivatives	$205,165	$205,165	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

Small Cap Stock Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	87	September 2010	$5,446,355	$5,651,520	$205,165
Total Futures Contracts					$205,165

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Stock Fund, is as follows:

Fund	Value October 31, 2009	Gross Purchases	Gross Sales	Shares Held at July 30, 2010	Value July 30, 2010	Income Earned November 1, 2009 - July 30, 2010
Money Market	$208,223	$5,508,018	$5,716,241	–	$–	$1
Thrivent Financial Securities Lending Trust	24,626,885	122,163,872	124,857,307	21,933,450	21,933,450	184,638
Total Value and Income Earned	24,835,108				21,933,450	184,639

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

Mid Cap Growth Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Shares	Common Stock (92.3%)	Value
Consumer Discretionary (14.1%)
132,300	American Eagle Outfitters, Inc.	$1,628,613
58,800	Autoliv, Inc.[a,b]	3,377,472
24,800	Bed Bath & Beyond, Inc.[b]	939,424
74,300	BorgWarner, Inc.[b]	3,258,798
96,400	Burger King Holdings, Inc.	1,665,792
419,750	Coldwater Creek, Inc.[a,b]	1,645,420
89,400	Darden Restaurants, Inc.	3,744,966
84,050	Discovery Communications, Inc.[a,b]	3,245,171
99,600	Dollar Tree, Inc.[b]	4,414,272
73,100	DreamWorks Animation SKG, Inc.[b]	2,277,796
85,300	Hasbro, Inc.	3,595,395
107,700	International Game Technology	1,641,348
59,300	Jack in the Box, Inc.[b]	1,223,359
101,100	KB Home[a]	1,150,518
120,800	Leapfrog Enterprises, Inc.[b]	613,664
168,200	MGM Resorts International[a,b]	1,826,652
41,800	O’Reilly Automotive, Inc.[b]	2,059,904
128,400	Toll Brothers, Inc.[b]	2,229,024
32,600	VF Corporation	2,586,158
70,900	WMS Industries, Inc.[b]	2,730,359
142,400	Zumiez, Inc.[a,b]	2,605,920

	Total Consumer Discretionary	48,460,025

Consumer Staples (4.7%)
105,000	Avon Products, Inc.	3,268,650
102,300	BJ’s Wholesale Club, Inc.[b]	4,659,765
54,700	Clorox Company	3,548,936
107,300	H.J. Heinz Company	4,772,704

	Total Consumer Staples	16,250,055

Energy (10.3%)
97,500	Alpha Natural Resources, Inc.[b]	3,737,175
173,100	Forest Oil Corporation[b]	4,948,929
75,600	Frontline, Ltd.[a]	2,313,360
172,800	Nabors Industries, Ltd.[b]	3,181,248
223,400	Petrohawk Energy Corporation[b]	3,523,018
177,500	Quicksilver Resources, Inc.[b]	2,234,725
43,100	Range Resources Corporation	1,599,872
105,700	Sunoco, Inc.	3,770,319
119,300	Ultra Petroleum Corporation[b]	5,054,741
250,300	Weatherford International, Ltd.[b]	4,054,860
116,536	Willbros Group, Inc.[b]	1,066,304

	Total Energy	35,484,551

Financials (4.8%)
18,600	IntercontinentalExchange, Inc.[b]	1,964,532
127,300	Lazard, Ltd.	3,776,991
56,500	MSCI, Inc.[b]	1,823,255
56,900	PartnerRe, Ltd.	4,117,853
32,700	T. Rowe Price Group, Inc.	1,577,121
197,493	TCF Financial Corporation[a]	3,128,289

	Total Financials	16,388,041

Health Care (9.8%)
42,300	Alexion Pharmaceuticals, Inc.[b]	2,299,428
63,300	Beckman Coulter, Inc.	2,901,039
348,800	Boston Scientific Corporation[b]	1,953,280
67,700	C.R. Bard, Inc.	5,316,481
31,700	Cephalon, Inc.[b]	1,798,975
103,200	CIGNA Corporation	3,174,432
184,800	Hologic, Inc.[b]	2,613,072

Shares	Common Stock (92.3%)	Value
Health Care (9.8%) - continued
279,500	King Pharmaceuticals, Inc.[b]	$2,448,420
36,000	Life Technologies Corporation[b]	1,547,640
134,600	Myriad Genetics, Inc.[b]	1,953,046
59,800	Shire Pharmaceuticals Group plc ADR	4,118,426
39,400	Thermo Fisher Scientific, Inc.[b]	1,767,484
52,800	Vertex Pharmaceuticals, Inc.[b]	1,777,248

	Total Health Care	33,668,971

Industrials (17.1%)
115,500	Aecom Technology Corporation[b]	2,788,170
201,800	BE Aerospace, Inc.[b]	5,932,920
34,300	C.H. Robinson Worldwide, Inc.	2,236,360
152,400	Delta Air Lines, Inc.[b]	1,810,512
128,240	Expeditors International of Washington, Inc.	5,468,154
42,700	Flowserve Corporation	4,234,132
54,129	FTI Consulting, Inc.[b]	1,913,460
29,100	JB Hunt Transport Services, Inc.	1,032,759
132,700	Knight Transportation, Inc.[a]	2,776,084
94,800	Pentair, Inc.	3,242,160
44,600	Precision Castparts Corporation	5,449,674
159,800	Quanta Services, Inc.[b]	3,432,504
64,500	Roper Industries, Inc.	4,031,250
85,000	Ryanair Holdings plc ADR[a,b]	2,545,750
94,400	Shaw Group, Inc.[b]	3,024,576
58,100	SPX Corporation	3,460,436
85,800	Stericycle, Inc.[b]	5,405,400

	Total Industrials	58,784,301

Information Technology (17.1%)
70,174	Akamai Technologies, Inc.[b]	2,691,874
137,700	Altera Corporation	3,817,044
642,000	Atmel Corporation[b]	3,357,660
69,200	Broadcom Corporation	2,493,276
120,100	Electronic Arts, Inc.[a,b]	1,913,193
94,500	F5 Networks, Inc.[b]	8,299,935
32,700	Hewitt Associates, Inc.[b]	1,605,570
123,200	Juniper Networks, Inc.[b]	3,422,496
88,700	Marvell Technology Group, Ltd.[b]	1,323,404
42,900	McAfee, Inc.[b]	1,419,990
104,600	Monster Worldwide, Inc.[a,b]	1,435,112
145,300	NETAPP, Inc.[a,b]	6,146,190
91,996	Netlogic Microsystems, Inc.[a,b]	2,719,402
190,919	Nuance Communications, Inc.[b]	3,152,073
217,300	NVIDIA Corporation[b]	1,996,987
153,400	Polycom, Inc.[b]	4,552,912
14,150	RealD, Inc.[a,b]	240,550
66,000	Riverbed Technology, Inc.[b]	2,447,940
153,700	Symantec Corporation[b]	1,993,489
142,200	Tyco Electronics, Ltd.	3,839,400

	Total Information Technology	58,868,497

Materials (10.4%)
123,700	Celanese Corporation	3,474,733
65,300	Crown Holdings, Inc.[b]	1,817,299
90,100	Ecolab, Inc.	4,406,791
87,900	Newmont Mining Corporation	4,913,610
212,700	Pactiv Corporation[b]	6,470,334
149,600	Pan American Silver Corporation	3,434,816
24,000	Randgold Resources, Ltd. ADR	2,157,120
62,700	Rock-Tenn Company	3,336,894
93,236	Rockwood Holdings, Inc.[b]	2,723,424

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

Mid Cap Growth Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Shares	Common Stock (92.3%)	Value
Materials (10.4%) - continued
40,100	Walter Energy, Inc.	$2,859,130

	Total Materials	35,594,151

Telecommunications Services (4.0%)
75,610	American Tower Corporation[b]	3,496,206
129,700	NII Holdings, Inc.[a,b]	4,858,562
152,500	SBA Communications Corporation[b]	5,517,450

	Total Telecommunications Services	13,872,218

	Total Common Stock (cost $284,972,138)	317,370,810

Shares	Collateral Held for Securities Loaned (9.8%)	Value
33,719,447	Thrivent Financial Securities Lending Trust	33,719,447

	Total Collateral Held for Securities Loaned (cost $33,719,447)	33,719,447

Principal Amount	Short-Term Investments (7.5%)[c]	Value
	Barton Capital Corporation
8,996,000	0.200%, 8/2/2010	8,995,900
	Federal Home Loan Bank Discount Notes
10,000,000	0.170%, 8/11/2010	9,999,481
2,000,000	0.180%, 9/24/2010	1,999,450
	Federal Home Loan Mortgage Corporation Discount Notes
5,000,000	0.175%, 8/6/2010	4,999,854

	Total Short-Term Investments (at amortized cost)	25,994,685

	Total Investments (cost $344,686,270) 109.6%	$377,084,942

	Other Assets and Liabilities, Net (9.6%)	(33,126,422)

	Total Net Assets 100.0%	$343,958,520

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR -	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$53,839,115
Gross unrealized depreciation	(21,440,443)

Net unrealized appreciation (depreciation)	$32,398,672

Cost for federal income tax purposes	$344,686,270

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

Mid Cap Growth Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 30, 2010, in valuing Mid Cap Growth Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	48,460,025	48,460,025	–	–
Consumer Staples	16,250,055	16,250,055	–	–
Energy	35,484,551	35,484,551	–	–
Financials	16,388,041	16,388,041	–	–
Health Care	33,668,971	33,668,971	–	–
Industrials	58,784,301	58,784,301	–	–
Information Technology	58,868,497	58,868,497	–	–
Materials	35,594,151	35,594,151	–	–
Telecommunications Services	13,872,218	13,872,218	–	–
Collateral Held for Securities Loaned	33,719,447	33,719,447	–	–
Short-Term Investments	25,994,685	–	25,994,685	–
Total	$377,084,942	$351,090,257	$25,994,685	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Growth Fund, is as follows:

Fund	Value October 31, 2009	Gross Purchases	Gross Sales	Shares Held at July 30, 2010	Value July 30, 2010	Income Earned November 1, 2009 - July 30, 2010
Money Market	$50,548	$1,833,068	$1,883,616	–	$–	$2
Thrivent Financial Securities Lending Trust	12,021,075	136,533,881	114,835,509	33,719,447	33,719,447	63,400
Total Value and Income Earned	12,071,623				33,719,447	63,402

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

Partner Mid Cap Value Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Shares	Common Stock (97.1%)	Value
Consumer Discretionary (12.5%)
117,500	CBS Corporation	$1,736,650
96,890	DISH Network Corporation	1,945,551
15,010	Fossil, Inc.[a]	594,396
37,720	Guess ?, Inc.	1,346,604
24,990	Hanesbrands, Inc.[a]	626,000
15,870	Harley-Davidson, Inc.	432,140
104,860	Liberty Media Corporation - Interactive[a]	1,187,015
11,410	Mohawk Industries, Inc.[a]	558,291
93,750	Newell Rubbermaid, Inc.	1,453,125
1,254	NVR, Inc.[a]	785,631
10,280	Sherwin-Williams Company	710,862
13,486	Snap-On, Inc.	602,420
34,740	TRW Automotive Holdings Corporation[a]	1,219,027
1,690	Washington Post Company	710,628

	Total Consumer Discretionary	13,908,340

Consumer Staples (4.6%)
18,150	Alberto-Culver Company	531,250
39,440	ConAgra Foods, Inc.	926,051
25,600	Hansen Natural Corporation[a]	1,072,384
19,730	Hormel Foods Corporation	846,812
13,056	J.M. Smucker Company	802,030
46,270	Safeway, Inc.	950,386

	Total Consumer Staples	5,128,913

Energy (10.2%)
53,570	Forest Oil Corporation[a]	1,531,566
20,260	Helmerich & Payne, Inc.	821,138
71,390	Key Energy Services, Inc.[a]	689,627
52,630	Newfield Exploration Company[a]	2,813,600
53,260	QEP Resources, Inc.[a]	1,833,209
54,055	Range Resources Corporation	2,006,522
102,300	Weatherford International, Ltd.[a]	1,657,260

	Total Energy	11,352,922

Financials (28.5%)
15,409	Alexandria Real Estate Equities, Inc.[b]	1,087,105
20,251	Boston Properties, Inc.	1,658,557
24,823	Comerica, Inc.	952,210
17,820	Digital Realty Trust, Inc.[b]	1,126,580
71,314	Douglas Emmett, Inc.	1,127,474
25,259	Everest Re Group, Ltd.	1,960,604
85,330	Fifth Third Bancorp	1,084,544
68,761	First Horizon National Corporation[a]	788,689
91,660	Genworth Financial, Inc.[a]	1,244,743
72,886	Hartford Financial Services Group, Inc.	1,706,261
76,544	Host Hotels & Resorts, Inc.	1,097,641
90,805	Invesco, Ltd.	1,774,330
75,099	Janus Capital Group, Inc.	787,038
19,900	Lazard, Ltd.	590,433
30,708	Lincoln National Corporation	799,636
8,778	M&T Bank Corporation[b]	766,671
51,345	Marsh & McLennan Companies, Inc.	1,207,634
54,760	Marshall & Ilsley Corporation	384,963
133,000	MFA Mortgage Investments, Inc.	976,220
63,690	Principal Financial Group, Inc.	1,631,101
33,833	Progressive Corporation	664,480

Shares	Common Stock (97.1%)	Value
Financials (28.5%) - continued
142,017	SLM Corporation[a]	$1,704,204
62,520	SunTrust Banks, Inc.	1,622,394
18,640	Tanger Factory Outlet Centers, Inc.	833,208
21,020	Ventas, Inc.	1,066,134
79,406	W.R. Berkley Corporation	2,144,756
52,801	XL Group plc	936,162

	Total Financials	31,723,772

Health Care (6.3%)
57,740	Aetna, Inc.	1,608,059
5,400	Amedisys, Inc.[a,b]	141,858
36,530	Biogen Idec, Inc.[a]	2,041,297
15,530	C.R. Bard, Inc.	1,219,571
61,310	Hologic, Inc.[a]	866,923
29,963	Kinetic Concepts, Inc.[a]	1,063,986

	Total Health Care	6,941,694

Industrials (9.9%)
32,133	BE Aerospace, Inc.[a]	944,710
16,712	Cooper Industries plc	754,547
25,597	Eaton Corporation	2,008,341
26,530	Equifax, Inc.	831,450
123,890	JetBlue Airways Corporation[a,b]	796,613
22,547	Kansas City Southern, Inc.[a]	827,475
19,137	Parker Hannifin Corporation	1,188,790
33,420	Pentair, Inc.	1,142,964
33,845	Republic Services, Inc.	1,078,302
21,040	Ryder System, Inc.	918,817
26,710	Textron, Inc.	554,499

	Total Industrials	11,046,508

Information Technology (6.4%)
26,155	Amphenol Corporation	1,171,744
30,650	BMC Software, Inc.[a]	1,090,527
25,770	CommScope, Inc.[a]	524,162
33,283	IAC InterActiveCorp[a]	832,075
24,670	McAfee, Inc.[a]	816,577
166,570	ON Semiconductor Corporation[a]	1,124,347
47,141	Parametric Technology Corporation[a]	845,710
67,040	Teradyne, Inc.[a]	721,350

	Total Information Technology	7,126,492

Materials (4.4%)
35,810	Celanese Corporation	1,005,903
13,410	CF Industries Holdings, Inc.	1,088,758
12,100	Cliffs Natural Resources, Inc.	684,497
22,400	Commercial Metals Company	322,336
5,542	FMC Corporation	346,319
25,441	International Paper Company	615,672
55,930	Steel Dynamics, Inc.	800,918

	Total Materials	4,864,403

Telecommunications Services (2.7%)
29,167	CenturyLink, Inc.	1,038,928
79,710	Clearwire Corporation[a,b]	556,376
304,033	Sprint Nextel Corporation[a]	1,389,431

	Total Telecommunications Services	2,984,735

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

Partner Mid Cap Value Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Shares	Common Stock (97.1%)	Value
Utilities (11.6%)
18,480	Alliant Energy Corporation	$638,669
96,155	CMS Energy Corporation	1,530,788
24,179	DPL, Inc.	611,970
40,765	Edison International, Inc.	1,351,360
16,219	FirstEnergy Corporation[b]	611,456
15,620	Great Plains Energy, Inc.	280,223
31,440	Northeast Utilities	875,290
64,940	NV Energy, Inc.	824,738
15,400	Pinnacle West Capital Corporation	586,586
59,175	PPL Corporation	1,614,886
19,500	Progress Energy, Inc.	821,145
40,420	SCANA Corporation	1,548,490
14,430	Sempra Energy	717,892
42,347	Xcel Energy, Inc.	931,210

	Total Utilities	12,944,703

	Total Common Stock (cost $98,379,786)	108,022,482

Shares	Collateral Held for Securities Loaned (4.5%)	Value
4,973,037	Thrivent Financial Securities Lending Trust	4,973,037

	Total Collateral Held for Securities Loaned (cost $4,973,037)	4,973,037

Principal Amount	Short-Term Investments (2.8%)[c]	Value
	Federal Home Loan Bank Discount Notes
3,146,000	0.060%, 8/2/2010	3,145,990

	Total Short-Term Investments (at amortized cost)	3,145,990

	Total Investments (cost $106,498,813) 104.4%	$116,141,509

	Other Assets and Liabilities, Net (4.4%)	(4,947,868)

	Total Net Assets 100.0%	$111,193,641

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$13,257,887
Gross unrealized depreciation	(3,615,191)

Net unrealized appreciation (depreciation)	$9,642,696

Cost for federal income tax purposes	$106,498,813

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

Partner Mid Cap Value Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 30, 2010, in valuing Partner Mid Cap Value Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	13,908,340	13,908,340	–	–
Consumer Staples	5,128,913	5,128,913	–	–
Energy	11,352,922	11,352,922	–	–
Financials	31,723,772	31,723,772	–	–
Health Care	6,941,694	6,941,694	–	–
Industrials	11,046,508	11,046,508	–	–
Information Technology	7,126,492	7,126,492	–	–
Materials	4,864,403	4,864,403	–	–
Telecommunications Services	2,984,735	2,984,735	–	–
Utilities	12,944,703	12,944,703	–	–
Collateral Held for Securities Loaned	4,973,037	4,973,037	–	–
Short-Term Investments	3,145,990	–	3,145,990	–
Total	$116,141,509	$112,995,519	$3,145,990	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Mid Cap Value Fund, is as follows:

Fund	Value October 31, 2009	Gross Purchases	Gross Sales	Shares Held at July 30, 2010	Value July 30, 2010	Income Earned November 1, 2009 - July 30, 2010
Money Market	$2,711,317	$1,221,112	$3,932,429	–	$–	$–
Thrivent Financial Securities Lending Trust	3,261,573	43,446,703	41,735,239	4,973,037	4,973,037	20,912
Total Value and Income Earned	5,972,890				4,973,037	20,912

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

Mid Cap Stock Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Shares	Common Stock (97.2%)	Value
Consumer Discretionary (10.7%)
144,015	Aeropostale, Inc.[a]	$4,094,346
155,011	Autoliv, Inc.[a]	8,903,832
181,244	Career Education Corporation[a,b]	4,427,791
175,271	Dollar Tree, Inc.[a]	7,768,011
127,459	Guess ?, Inc.	4,550,286
173,629	Harman International Industries, Inc.[a]	5,280,058
466,000	Interpublic Group of Companies, Inc.[a]	4,259,240
127,800	Jarden Corporation[b]	3,699,810
135,500	Kohl’s Corporation[a]	6,461,995
137,239	McGraw-Hill Companies, Inc.	4,211,865
31,900	Netflix, Inc.[a,b]	3,271,345
100,500	Omnicom Group, Inc.	3,744,630
132,414	Panera Bread Company[a]	10,356,099
183,498	WMS Industries, Inc.[a]	7,066,508

	Total Consumer Discretionary	78,095,816

Consumer Staples (4.0%)
310,709	Flowers Foods, Inc.[b]	7,528,479
140,300	Hershey Company	6,594,100
180,695	Kroger Company	3,827,120
155,073	TreeHouse Foods, Inc.[a]	7,395,432
222,700	Tyson Foods, Inc.	3,899,477

	Total Consumer Staples	29,244,608

Energy (7.7%)
214,734	Alpha Natural Resources, Inc.[a]	8,230,754
189,700	Arch Coal, Inc.	4,493,993
146,300	ENSCO International plc ADR	6,116,803
355,156	Forest Oil Corporation[a]	10,153,910
115,880	Helmerich & Payne, Inc.	4,696,616
224,088	National Oilwell Varco, Inc.	8,775,286
101,126	Southwestern Energy Company[a]	3,686,043
345,400	Weatherford International, Ltd.[a]	5,595,480
49,100	Whiting Petroleum Corporation[a]	4,321,291

	Total Energy	56,070,176

Financials (18.8%)
191,400	Comerica, Inc.	7,342,104
100,445	Commerce Bancshares, Inc.	3,932,422
470,815	Cousins Properties, Inc.	3,225,083
334,133	Duke Realty Corporation	3,996,231
119,510	Eaton Vance Corporation	3,580,520
216,126	Endurance Specialty Holdings, Ltd.	8,340,302
332,056	Equity One, Inc.[b]	5,658,234
150,720	Hanover Insurance Group, Inc.	6,606,058
529,626	HCC Insurance Holdings, Inc.	13,833,831
678,609	Host Hotels & Resorts, Inc.	9,731,253
39,471	IntercontinentalExchange, Inc.[a]	4,168,927
208,322	Invesco, Ltd.	4,070,612
926,600	KeyCorp	7,839,036
129,382	Lazard, Ltd.	3,838,764
387,412	New York Community Bancorp, Inc.[b]	6,686,731
135,490	Northern Trust Corporation	6,366,675
66,147	PartnerRe, Ltd.	4,787,058
281,600	People’s United Financial, Inc.	3,897,344
86,540	Rayonier, Inc. REIT	4,225,748
567,612	W.R. Berkley Corporation	15,331,200
199,070	Washington Federal, Inc.	3,463,818

Shares	Common Stock (97.2%)	Value
Financials (18.8%) - continued
279,302	Zions Bancorporation[b]	$6,197,711

	Total Financials	137,119,662

Health Care (11.4%)
75,300	Alexion Pharmaceuticals, Inc.[a]	4,093,308
277,400	Align Technology, Inc.[a,b]	4,812,890
105,809	Beckman Coulter, Inc.	4,849,227
94,714	C.R. Bard, Inc.	7,437,890
176,682	Community Health Systems, Inc.[a]	5,729,797
313,674	Coventry Health Care, Inc.[a]	6,220,155
110,357	Henry Schein, Inc.[a]	5,792,639
332,036	Hologic, Inc.[a]	4,694,989
104,253	Kinetic Concepts, Inc.[a]	3,702,024
346,652	King Pharmaceuticals, Inc.[a]	3,036,672
144,358	Lincare Holdings, Inc.[b]	3,429,946
160,860	Masimo Corporation	3,712,649
101,640	NuVasive, Inc.[a,b]	3,330,743
99,125	Shire Pharmaceuticals Group plc ADR	6,826,739
91,093	United Therapeutics Corporation[a,b]	4,453,537
105,202	Varian Medical Systems, Inc.[a]	5,807,150
151,533	Vertex Pharmaceuticals, Inc.[a]	5,100,601

	Total Health Care	83,030,956

Industrials (13.8%)
148,139	CSX Corporation	7,809,888
103,000	FTI Consulting, Inc.[a]	3,641,050
134,071	IDEX Corporation	4,313,064
747,561	Manitowoc Company, Inc.	7,744,732
106,798	Manpower, Inc.	5,124,168
76,754	Navistar International Corporation[a]	3,968,949
267,344	Oshkosh Corporation[a]	9,191,287
102,158	Pall Corporation	3,906,522
76,318	Parker Hannifin Corporation	4,740,874
43,868	Precision Castparts Corporation	5,360,231
71,600	Regal-Beloit Corporation	4,355,428
74,794	Rockwell Collins, Inc.	4,275,225
101,740	Roper Industries, Inc.	6,358,750
232,200	Shaw Group, Inc.[a]	7,439,688
139,406	SPX Corporation	8,303,022
177,383	Tyco International, Ltd.	6,790,221
309,542	Werner Enterprises, Inc.[b]	7,128,752

	Total Industrials	100,451,851

Information Technology (16.9%)
2,501,633	Atmel Corporation[a]	13,083,541
1,879,350	Compuware Corporation[a]	15,373,083
174,953	eBay, Inc.[a]	3,658,267
50,466	F5 Networks, Inc.[a]	4,432,429
659,800	JDS Uniphase Corporation[a]	7,158,830
262,850	Juniper Networks, Inc.[a]	7,301,973
152,650	Lam Research Corporation[a]	6,440,304
287,080	Maxim Integrated Products, Inc.	5,032,512
178,490	Novellus Systems, Inc.[a]	4,767,468
261,424	Polycom, Inc.[a]	7,759,064
985,315	Teradyne, Inc.[a,b]	10,601,989
867,707	TIBCO Software, Inc.[a]	11,766,107
484,600	ValueClick, Inc.[a]	5,306,370
346,000	VeriFone Systems, Inc.[a]	7,570,480
265,396	Xilinx, Inc.[b]	7,409,856

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

Mid Cap Stock Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Shares	Common Stock (97.2%)	Value
Information Technology (16.9%) - continued
222,663	Zebra Technologies Corporation[a]	$6,109,873

	Total Information Technology	123,772,146

Materials (7.9%)
203,416	Albemarle Corporation	8,873,006
80,640	Ball Corporation	4,696,474
58,600	CF Industries Holdings, Inc.	4,757,734
69,400	Cliffs Natural Resources, Inc.	3,925,958
311,934	Commercial Metals Company	4,488,730
102,238	Crown Holdings, Inc.[a]	2,845,284
260,977	Packaging Corporation of America	6,263,448
244,967	Sealed Air Corporation	5,298,636
148,200	Silgan Holdings, Inc.	4,211,844
300,294	Steel Dynamics, Inc.	4,300,210
416,600	Temple-Inland, Inc.	8,356,996

	Total Materials	58,018,320

Telecommunications Services (0.8%)
170,219	Telephone and Data Systems, Inc.	5,809,574

	Total Telecommunications Services	5,809,574

Utilities (5.2%)
152,001	Alliant Energy Corporation	5,253,155
208,963	DPL, Inc.	5,288,853
43,125	Entergy Corporation	3,342,619
96,272	EQT Corporation	3,531,257
99,958	National Fuel Gas Company	4,802,982
448,838	NV Energy, Inc.	5,700,243
164,147	Pepco Holdings, Inc.	2,775,726
158,065	Portland General Electric Company	3,019,041
165,062	UGI Corporation	4,450,071

	Total Utilities	38,163,947

	Total Common Stock (cost $642,070,881)	709,777,056

Shares	Collateral Held for Securities Loaned (6.5%)	Value
47,438,360	Thrivent Financial Securities Lending Trust	47,438,360

	Total Collateral Held for Securities Loaned (cost $47,438,360)	47,438,360

Principal Amount	Short-Term Investments (2.9%)[c]	Value
	Chariot Funding, LLC
9,530,000	0.200%, 8/2/2010	9,529,894
	Federal Home Loan Bank Discount Notes
2,000,000	0.185%, 10/1/2010	1,999,363
	Federal Home Loan Mortgage Corporation Discount Notes
5,000,000	0.175%, 8/6/2010	4,999,854

Principal Amount	Short-Term Investments (2.9%)[c]	Value
	Federal National Mortgage Association Discount Notes
5,000,000	0.160%, 8/10/2010	$4,999,778

	Total Short-Term Investments (at amortized cost)	21,528,889

	Total Investments (cost $711,038,130) 106.6%	$778,744,305

	Other Assets and Liabilities, Net (6.6%)	(48,221,561)

	Total Net Assets 100.0%	$730,522,744

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR -	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT -	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$110,594,798
Gross unrealized depreciation	(42,888,623)

Net unrealized appreciation (depreciation)	$67,706,175

Cost for federal income tax purposes	$711,038,130

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

Mid Cap Stock Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 30, 2010, in valuing Mid Cap Stock Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	78,095,816	78,095,816	–	–
Consumer Staples	29,244,608	29,244,608	–	–
Energy	56,070,176	56,070,176	–	–
Financials	137,119,662	137,119,662	–	–
Health Care	83,030,956	83,030,956	–	–
Industrials	100,451,851	100,451,851	–	–
Information Technology	123,772,146	123,772,146	–	–
Materials	58,018,320	58,018,320	–	–
Telecommunications Services	5,809,574	5,809,574	–	–
Utilities	38,163,947	38,163,947	–	–
Collateral Held for Securities Loaned	47,438,360	47,438,360	–	–
Short-Term Investments	21,528,889	–	21,528,889	–

Total	$778,744,305	$757,215,416	$21,528,889	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Fund, is as follows:

Fund	Value October 31, 2009	Gross Purchases	Gross Sales	Shares Held at July 30, 2010	Value July 30, 2010	Income Earned November 1, 2009 - July 30, 2010
Money Market	$50,920	$–	$50,920	–	$–	$–
Thrivent Financial Securities Lending Trust	47,693,917	253,678,754	253,934,311	47,438,360	47,438,360	52,075
Total Value and Income Earned	47,744,837				47,438,360	52,075

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

Partner Worldwide Allocation Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Shares	Common Stock (86.9%)	Value
Australia (2.7%)
9,902	Australia & New Zealand Banking Group, Ltd.	$207,194
77,718	BHP Billiton, Ltd.	2,821,284
6,151	Campbell Brothers, Ltd.	171,567
7,084	DuluxGroup, Ltd.[a]	15,895
16,146	Kingsgate Consolidated, Ltd.	143,208
19,839	Newcrest Mining, Ltd.	589,656
7,084	Orica, Ltd.	161,496
25,344	Ramsay Health Care, Ltd.	323,526
66,220	Seek, Ltd.	453,804
26,575	United Group, Ltd.	339,233
12,558	Westpac Banking Corporation	273,094

	Total Australia	5,499,957

Austria (0.2%)
7,211	Andritz AG	451,638

	Total Austria	451,638

Belgium (0.6%)
2,877	Anheuser-Busch InBev NV	152,399
1,894	Bekaert SA	412,178
3,346	Delhaize Group SA	247,028
12,779	Umicore	430,947

	Total Belgium	1,242,552

Bermuda (0.4%)
266,000	Midland Holdings, Ltd.	250,956
390,000	Pacific Basin Shipping, Ltd.	295,777
74,105	Yue Yuen Industrial Holdings, Ltd.	241,086

	Total Bermuda	787,819

Brazil (3.3%)
60,181	Banco Bradesco SA ADR	1,121,172
22,000	Lojas Renner SA	738,253
19,000	Multiplan Empreendimentos Imobiliarios SA	359,734
29,000	Petroleo Brasileiro SA ADR	923,651
15,900	Petroleo Brasileiro SA ADR	578,760
13,300	Souza Cruz SA	609,495
15,000	Ultrapar Participacoes SA	769,189
17,750	Vale SA SP ADR	493,450
51,000	Vale SA SP PREF ADR	1,235,730

	Total Brazil	6,829,434

Canada (2.4%)
22,984	Brookfield Asset Management, Inc.	576,333
12,217	Canadian National Railway Company	768,479
3,662	Canadian Natural Resources, Ltd.	126,092
19,172	Eldorado Gold Corporation	311,421
5,730	Enbridge, Inc.	278,892
12,274	Gildan Activewear, Inc.[a]	377,616
1,612	Golden Star Resources, Ltd.[a]	6,413
33,906	Kinross Gold Corporation	556,361
6,400	Magna International, Inc.	476,405
9,543	Petrobank Energy & Resources, Ltd.[a]	393,099
13,852	Rogers Communications, Inc.	481,674
2,626	Royal Bank of Canada	137,213
4,990	Sino-Forest Corporation[a]	76,833
4,687	Suncor Energy, Inc.	154,501

Shares	Common Stock (86.9%)	Value
Canada (2.4%) - continued
2,346	Toronto-Dominion Bank	$166,942

	Total Canada	4,888,274

Cayman Islands (0.7%)
129,000	China Shineway Pharmaceutical Group, Ltd.	343,634
499,858	Kingboard Laminates Holdings, Ltd.	496,917
363,481	Peak Sport Products, Ltd.	255,099
23,399	Subsea 7, Inc.[a]	398,073

	Total Cayman Islands	1,493,723

Chile (0.3%)
7,600	Banco Santander Chile SA ADR	630,876

	Total Chile	630,876

China (1.4%)
2,485,450	Bank of China, Ltd.	1,315,793
1,247,100	Huaneng Power International, Inc.	728,544
754,000	PetroChina Company, Ltd.	862,477

	Total China	2,906,814

Denmark (1.2%)
2,819	Carlsberg AS	249,547
1,936	Coloplast A/S	200,957
7,383	D/S Norden	289,794
3,045	Danisco A/S	231,468
8,450	Danske Bank A/S ADR[a]	198,442
24,499	DSV AS	436,815
9,960	Novo Nordisk AS	852,197

	Total Denmark	2,459,220

Finland (0.9%)
33,585	Kemira Oyj	450,264
6,399	Kone Oyj	292,026
12,136	Outotec Oyj	429,092
14,073	Sampo Oyj	343,752
18,270	YIT Oyj	400,142

	Total Finland	1,915,276

France (6.3%)
3,765	Air Liquide	422,964
14,241	Alten, Ltd.	418,358
68,816	AXA SA	1,263,411
2,155	BNP Paribas SA	147,305
33,500	Cap Gemini SA	1,592,441
3,225	Christian Dior SA	349,080
16,870	Compagnie de Saint-Gobain	717,974
2,279	Dassault Systemes SA	148,093
6,441	Essilor International SA	402,850
6,600	Euler Hermes SAa	523,591
6,682	L’Oreal SA	700,329
9,249	Rhodia SA	190,781
8,421	Safran SA	227,209
3,409	Sanofi-Aventis	198,166
6,400	Schneider Electric SA	736,606
1,400	Seche Environnement SA	99,511
3,662	Technip SA	243,764
33,202	Total SA	1,676,022
3,000	Unibail-Rodamco[a]	591,431
16,680	Valeo SAa	597,689
7,847	Vinci SA	379,837

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

Partner Worldwide Allocation Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Shares	Common Stock (86.9%)	Value
France (6.3%) - continued
2,396	Virbac SA	$288,902
43,700	Vivendi	1,048,111

	Total France	12,964,425

Germany (3.4%)
18,075	Aixtron AG	540,873
3,444	Allianz AG	399,936
6,608	BASF SE	386,386
4,538	Continental AGa	289,612
34,702	Daimler AGa	1,874,599
12,312	Demag Cranes AGa	440,257
14,733	ElringKlinger AG	395,812
4,091	Henkel AG & Company KGaA	203,172
4,868	Hochtief AG	315,828
3,147	K+S AG	167,544
14,909	ProSiebanSat.1 Media AG	262,192
6,869	Rheinmetall AG	412,698
3,380	SAP AG ADR	154,408
4,590	Siemens AG	448,978
14,822	Symrise AG	369,472
21,001	Tognum AG	419,755

	Total Germany	7,081,522

Hong Kong (2.9%)
114,000	China Mobile, Ltd.	1,158,476
398,247	Galaxy Entertainment Group, Ltd.[a]	265,568
149,000	Hang Lung Group, Ltd.	875,128
4,800	Henderson Land Development Company, Ltd. Warrants, 58.00 HKD, expires 6/1/2011[a]	742
23,500	Hongkong Electric Holdings, Ltd.	142,350
228,150	Hutchison Whampoa, Ltd.	1,509,597
571,550	New World Development Company, Ltd.	1,023,455
861,583	Shengli Oil & Gas Pipe Holdings, Ltd.	181,157
23,000	Swire Pacific, Ltd., Class A	279,960
230,000	Swire Pacific, Ltd., Class B	519,751

	Total Hong Kong	5,956,184

Hungary (0.4%)
4,200	Richter Gedeon Nyrt	856,906

	Total Hungary	856,906

India (1.8%)
45,000	Bharti Airtel, Ltd.[a]	298,604
7,600	GlaxoSmithKline
	Pharmaceuticals, Ltd.	329,928
9,500	Grasim Industries, Ltd.[a]	375,466
14,100	Hero Honda Motors, Ltd.	552,559
50,000	Hindustan Unilever, Ltd.	271,643
12,700	Housing Development Finance
	Corporation	817,694
15,000	ICICI Bank, Ltd.	295,173
11,600	Infosys Technologies, Ltd.	698,520
9,500	Samruddhi Cement, Ltd.	97,518

	Total India	3,737,105

Indonesia (0.8%)
178,000	PT Astra International Tbk	1,011,675
498,400	PT Telekomunikasi Indonesia	470,129

Shares	Common Stock (86.9%)	Value
Indonesia (0.8%) - continued
4,000	Telekomunik Indonesia SP ADR	$150,160

	Total Indonesia	1,631,964

Ireland (0.2%)
80,106	C&C Group plc	339,673

	Total Ireland	339,673

Israel (1.0%)
11,000	Check Point Software Technologies, Ltd.[a]	374,220
1,330	Delek Group, Ltd.	309,008
7,722	Discount Investment Corporation	146,239
3,584	Elbit Systems, Ltd.	197,571
14,677	Teva Pharmaceutical Industries, Ltd.	726,252
7,500	Teva Pharmaceutical Industries, Ltd. ADR	366,375

	Total Israel	2,119,665

Italy (2.1%)
18,409	Azimut Holding SPA	184,159
15,864	Banca Generali SPA	176,429
221,950	Enel SPA	1,088,058
39,700	Eni SPA	811,227
19,122	Indesit Company SPA	226,982
40,671	Mediaset SPA	261,367
139,660	Parmalat SPA	337,958
92,026	Piaggio & C. SPA	262,012
15,250	Saipem SPA	547,825
22,058	Trevi Finanziaria SPA	353,693

	Total Italy	4,249,710

Japan (16.3%)
18,100	Aeon Company, Ltd.	193,733
8,300	Aisin Seiki Company, Ltd.	230,964
17,200	Alps Electric Company, Ltd.[a]	155,522
19,000	Asahi Diamond Industrial Company, Ltd.	303,962
21,000	Asahi Glass Company, Ltd.	213,866
37,000	Asics Corporation	364,301
91,650	Bridgestone Corporation	1,637,532
3,900	Canon, Inc.	168,931
20	Central Japan Railway Company	162,674
39,000	Chiyoda Corporation	280,316
17,000	Dai Nippon Printing Company, Ltd.	205,196
22,000	Daicel Chemical Industries, Ltd.	155,493
80,950	Daiichi Sankyo Company, Ltd.	1,504,656
16,784	Daiseki Company, Ltd.	341,890
33,371	Daito Trust Construction Company, Ltd.	1,819,138
262,400	Daiwa Securities Group, Inc.	1,134,526
84,000	Denki Kagaku Kogyo KK	423,020
8,500	Disco Corporation	514,600
18,600	East Japan Railway Company	1,195,396
16,342	Exedy Corporation	470,253
12,000	Fuji Oil Company, Ltd.	176,741
43,000	Fujitsu, Ltd.	304,728
66,000	Hitachi, Ltd.[a]	273,908
5,100	Honda Motor Company, Ltd.	161,356
10,500	ITOCHU Corporation	81,721
7,500	Japan Petroleum Exploration Company	294,934

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

Partner Worldwide Allocation Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Shares	Common Stock (86.9%)	Value
Japan (16.3%) - continued
65,950	Kao Corporation	$1,559,494
21,800	Keihin Corporation	393,334
2,300	Keyence Corporation	528,809
10,041	Kintetsu World Express, Inc.	248,329
6,700	K’s Holdings Corporation	147,467
2,900	Kyocera Corporation	258,369
49,000	Marubeni Corporation	262,904
64,000	Minebea Company, Ltd.	353,590
44,000	Mitsubishi Estate Company, Ltd.	619,620
133,000	Mitsui Chemicals, Inc.	393,253
35,252	MS and AD Insurance Group Holdings, Inc.	780,089
7,000	Murata Manufacturing Company, Ltd.	345,918
29,000	Nabtesco Corporation	458,023
11,519	Nichi-iko Pharmaceutical Company, Ltd.	414,434
18,351	Nifco, Inc.	416,517
53,700	Nippon Suisan Kaisha, Ltd.	182,840
151,600	Nissan Motor Company, Ltd.[a]	1,160,699
142	NTT DoCoMo, Inc.	225,599
9,500	Pigeon Corporation	349,972
100,200	Pioneer Corporation[a]	365,568
32,800	Resona Holdings, Inc.	358,973
25,500	Secom Company, Ltd.	1,171,443
16,400	Shin-Etsu Chemical Company, Ltd.	814,854
14,500	Softbank Corporation	432,553
125	Sony Financial Holdings, Inc.	452,859
126,900	Sumitomo Corporation	1,346,853
41,200	Sumitomo Electric Industries, Ltd.	480,548
273,750	Sumitomo Trust and Banking Company, Ltd.	1,514,959
35,000	Suruga Bank, Ltd.	314,821
6,900	Sysmex Corporation	396,056
51,000	Taiyo Yuden Company, Ltd.	652,149
9,400	Takeda Pharmaceutical Company, Ltd.	431,351
8,400	TDK Corporation	506,149
8,700	Tokai Rika Company, Ltd.	147,275
21,400	Tokio Marine Holdings, Inc.	585,073
117,000	Tokyo Gas Company, Ltd.	530,554
44,000	Toray Industries, Inc.	235,578
150,000	Tosoh Corporation	400,627
6,298	Toyo Tanso Company, Ltd.	317,074
73,199	Tsubakimoto Chain Company	305,895
3,050	Yamada Denki Company, Ltd.	205,856

	Total Japan	33,835,685

Luxembourg (0.6%)
41,481	Acergy SA	678,211
15,000	Tenaris SA ADR	600,750

	Total Luxembourg	1,278,961

Malaysia (0.5%)
210,000	CIMB Group Holdings Berhad	489,093
135,500	Public Bank Berhad	520,830

	Total Malaysia	1,009,923

Mexico (1.2%)
168,000	Consorcio ARA SAB de CV	109,639
19,000	Fomento Economico Mexicano SAB de CV ADR	924,920

Shares	Common Stock (86.9%)	Value
Mexico (1.2%) - continued
7,100	Grupo Aeroportuario del Sureste SAB de CV ADR	$377,436
185,500	Grupo Financiero Banorte SAB de CV ADR	720,203
132,000	Organizacion Soriana SAB de CV	354,592

	Total Mexico	2,486,790

Netherlands (2.2%)
9,950	Arcelor Mittal	304,604
6,775	Heineken NV	306,629
18,373	Imtech NV	512,450
37,538	Koninklijke (Royal) Ahold NV	482,007
34,667	Koninklijke (Royal) KPN NV	481,706
15,749	Koninklijke (Royal) Philips Electronics NV	489,569
29,239	Koninklijke DSM NV	1,386,353
21,161	Unilever NV	622,372

	Total Netherlands	4,585,690

Norway (2.3%)
16,852	Aker Solutions ASA	218,098
20,600	Schibsted ASA	460,280
79,403	Statoil ASA	1,605,932
60,000	Storebrand ASA[a]	354,303
29,238	Telenor ASA	449,967
24,182	TGS Nopec Geophysical Company ASA	320,125
36,000	Yara International ASA	1,351,640

	Total Norway	4,760,345

Philippines (0.4%)
1,400,000	Ayala Land, Inc.	451,993
309,200	Bank of the Philippine Islands	321,954

	Total Philippines	773,947

Poland (0.2%)
8,500	Bank Pekao SA	453,436

	Total Poland	453,436

Russia (0.4%)
14,500	LUKOIL ADR	827,769

	Total Russia	827,769

Singapore (2.0%)
584,000	Biosenors International Group, Ltd.[a]	350,709
325,400	CSE Global, Ltd.	230,230
25,880	Golden Agri-Resources, Ltd. Warrants, 0.54 SGD, expires 7/23/2012[a]	2,094
84,650	Keppel Corporation, Ltd.	582,434
486,000	Midas Holding, Ltd.	338,713
507,282	Osim International, Ltd.	396,783
12,834	Raffles Medical Group, Ltd.	18,510
118,250	Singapore Airlines, Ltd.	1,360,492
204,000	Singapore Airport Terminal Services, Ltd.	438,860
34,000	United Overseas Bank, Ltd.	497,391

	Total Singapore	4,216,216

South Africa (0.8%)
61,000	Massmart Holdings, Ltd.	1,069,878

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

Partner Worldwide Allocation Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Shares	Common Stock (86.9%)	Value
South Africa (0.8%) - continued
80,000	Truworths International, Ltd.	$639,366

	Total South Africa	1,709,244

South Korea (2.7%)
13,399	Busan Bank	144,504
30,492	Eugene Technology Company, Ltd.	347,869
9,097	Hana Tour Service, Inc.	405,271
37,130	Iljin Display Company, Ltd.[a]	308,314
2,170	LG Innotek Company, Ltd.	293,246
11,470	Lock & Lock Company, Ltd.	335,715
2,100	POSCO	873,350
2,500	Samsung Electronics Company, Ltd.	1,177,065
860	Shinsegae Company, Ltd.	410,050
2,690	SK Telecom Company, Ltd.	379,133
55,099	SK Telecom Company, Ltd. ADR	902,522

	Total South Korea	5,577,039

Spain (0.6%)
326	Construcciones y Auxiliar de Ferrocarriles SA	146,664
6,458	Industria de Diseno Textil SA (Inditex)	427,192
30,000	Telefonica SA	679,332

	Total Spain	1,253,188

Sweden (1.5%)
22,252	Atlas Copco AB	363,933
20,621	Electrolux AB	460,142
5,568	Elekta AB	161,488
36,220	Hexagon AB	607,778
13,267	Hoganas AB	366,586
55,148	Niscayah Group AB	84,359
38,582	Nordea Bank AB	385,053
12,929	Scania AB	238,301
13,927	Svenska Cellulosa AB	200,894
7,261	Svenska Handelsbanken AB	208,064

	Total Sweden	3,076,598

Switzerland (7.6%)
8,557	ABB, Ltd.[a]	172,729
21,350	Adecco SA	1,088,542
8,709	Aryzta AG	355,797
1,675	Burckhardt Compression Holding AG	321,868
16,902	Compagnie Financiere Richemont SA	659,881
28,000	Credit Suisse Group	1,269,166
1,382	Givaudan SA	1,274,680
329	Helvetia Holding AG	101,985
16,226	Holcim, Ltd.	1,083,596
14,593	Meyer Burger Technology AGa	393,923
58,944	Nestle SA	2,913,419
52,826	Novartis AG	2,568,037
2,733	Pargesa Holding SA	187,785
5,916	Roche Holding AG	769,234
221	Sika AG	416,242
1,194	Swatch Group AG	370,007
14,218	UBS AGa	241,352
6,884	Zurich Financial Services AG	1,606,569

	Total Switzerland	15,794,812

Shares	Common Stock (86.9%)	Value
Taiwan (0.7%)
209,000	Taiwan Mobile Company, Ltd.	$413,348
492,362	Taiwan Semiconductor Manufacturing Company, Ltd.	950,492

	Total Taiwan	1,363,840

Thailand (1.3%)
68,825	Bangkok Bank Public Company, Ltd.	296,993
136,000	PTT Exploration & Production pcl	629,515
128,950	PTT pcl	1,017,610
87,400	Siam Cement pcl	765,446

	Total Thailand	2,709,564

Turkey (0.8%)
200,258	Akbank TAS	1,108,514
18,000	BIM Birlesik Magazalar AS	552,453

	Total Turkey	1,660,967

United Kingdom (11.8%)
218,522	Aegis Group plc	401,829
9,510	Aggreko plc	228,632
4,022	Anglo American plc[a]	159,032
78,770	ARM Holdings plc	405,110
29,422	ASOS plc[a]	419,682
9,113	AstraZeneca plc	456,915
18,547	Babcock International Group plc	161,184
57,353	Barclays plc	297,042
29,921	BG Group plc	479,835
26,120	BHP Billiton plc	800,158
10,444	British American Tobacco plc	359,318
52,531	British Sky Broadcasting Group plc	586,010
190,356	BT Group plc	425,247
358,749	Cable & Wireless Communications plc	333,249
66,463	Compass Group plc	552,583
9,421	Diageo plc	163,492
78,818	GlaxoSmithKline plc	1,376,106
91,996	Halma plc	400,780
24,100	HSBC Holdings plc ADR	1,231,028
5,363	Imperial Tobacco Group plc	151,752
87,124	Intermediate Capital Group plc	362,591
44,538	Invensys plc	186,678
891,322	Lloyds TSB Group plc[a]	961,951
49,200	Marks and Spencer Group plc	265,925
45,570	Micro Focus International plc	295,601
100,350	Pearson plc	1,560,140
41,472	Pennon Group plc	383,622
51,207	Persimmon plc[a]	283,820
15,242	Reckitt Benckiser Group plc	747,317
152,343	Rentokil Initial plc[a]	244,495
17,118	Rio Tinto plc	885,935
37,877	Rolls-Royce Group plc[a]	344,703
16,804	Rotork plc	398,054
8,123	Shire, Ltd.	185,794
188,217	Spirent plc	377,999
16,618	SSL International plc	307,698
42,304	Standard Chartered plc	1,222,209
59,097	Telecity Group plc[a]	401,615
252,105	Tesco plc	1,545,938
14,351	Ultra Electronics Holdings	363,319
13,672	Unilever plc	388,432

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

Partner Worldwide Allocation Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Shares	Common Stock (86.9%)	Value
United Kingdom (11.8%) - continued
614,050	Vodafone Group plc	$1,431,691
8,644	Whitbread plc	190,949
169,600	WPP plc	1,803,461
	Total United Kingdom	24,528,921

	Total Common Stock (cost $167,140,356)	179,945,672

Principal Amount	Long-Term Fixed Income (8.9%)	Value
Argentina (0.3%)
	Argentina Government International Bond
1,890,000	2.840%, 12/15/2010[b]	209,343
450,000	3.169%, 12/15/2010[b]	44,550
130,000	7.000%, 9/12/2013	127,400
10,000	2.260%, 3/31/2019[c]	4,007
130,000	2.500%, 3/31/2019[c]	49,725
126,718	7.820%, 12/31/2033	108,323
25,344	7.820%, 12/31/2033	21,714
180,000	Zero Coupon, 12/15/2035	17,820

	Total Argentina	582,882

Brazil (0.7%)
	Brazil Government International Bond
640,000	6.000%, 1/17/2017	724,799
470,000	4.875%, 1/22/2021[d]	486,450
	Independencia International, Ltd.
95,246	12.000%, 12/30/2016[e]	22,859
	Telemar Norte Leste SA
100,000	9.500%, 4/23/2019	123,750

	Total Brazil	1,357,858

Cayman Islands (0.1%)
	MCE Finance, Ltd.
100,000	10.250%, 5/15/2018[f]	106,375
	TGI International, Ltd.
130,000	9.500%, 10/3/2017	147,713

	Total Cayman Islands	254,088

Chile (0.1%)
	Chile Government International Bond
100,000	3.875%, 8/5/2020	99,876
	Corporacion Nacional del Cobre de Chile - Codelco
110,000	6.150%, 10/24/2036	124,564

	Total Chile	224,440

Colombia (0.3%)
	Colombia Government International Bond
100,000	7.375%, 1/27/2017	119,750
100,000	7.375%, 3/18/2019	122,250
200,000	7.375%, 9/18/2037	249,000
100,000	6.125%, 1/18/2041	107,250

	Total Colombia	598,250

Principal Amount	Long-Term Fixed Income (8.9%)	Value
Costa Rica (0.1%)
	Costa Rica Government International Bond
$20,000	6.548%, 3/20/2014	$22,300
173,000	9.995%, 8/1/2020	239,605

	Total Costa Rica	261,905

Dominican Republic (0.2%)
	Dominican Republic International Bond
240,000	7.500%, 5/6/2021	252,600
100,000	8.625%, 4/20/2027	110,250

	Total Dominican Republic	362,850

Egypt (0.1%)
	Egypt Government International Bond
100,000	6.875%, 4/30/2040[e]	104,000

	Total Egypt	104,000

El Salvador (0.1%)
	El Salvador Government International Bond
140,000	7.650%, 6/15/2035	146,650

	Total El Salvador	146,650

Gabon (<0.1%)
	Gabon Government International Bond
25,000	8.200%, 12/12/2017	27,575

	Total Gabon	27,575

Germany (0.1%)
	Deutsche Bank AG
1,100,000	Zero Coupon, 10/28/2010	192,962

	Total Germany	192,962

Hungary (0.2%)
	Hungary Government International Bond
20,000	6.750%, 7/28/2014	27,096
10,000	5.750%, 6/11/2018	12,822
310,000	6.250%, 1/29/2020	316,588

	Total Hungary	356,506

Indonesia (0.8%)
	Adaro Indonesia PT
100,000	7.625%, 10/22/2019	105,375
	Indonesia Government International Bond
100,000	6.750%, 3/10/2014	111,885
100,000	6.875%, 1/17/2018	117,000
730,000	5.875%, 3/13/2020	812,380
290,000	8.500%, 10/12/2035	398,373
200,000	7.750%, 1/17/2038	255,500

	Total Indonesia	1,800,513

Iraq (0.1%)
	Iraq Government International Bond
250,000	5.800%, 1/15/2028	208,125

	Total Iraq	208,125

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
51

Partner Worldwide Allocation Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (8.9%)	Value
Ireland (0.1%)
	VIP Finance Ireland, Ltd.
$100,000	9.125%, 4/30/2018[e]	$114,375
140,000	9.125%, 4/30/2018	160,300

	Total Ireland	274,675

Ivory Coast (0.1%)
	Ivory Coast Government International Bond
227,000	2.500%, 12/31/2011[c]	125,985

	Total Ivory Coast	125,985

Kazakhstan (0.5%)
	KazMunaiGaz Finance Sub BV
100,000	8.375%, 7/2/2013[e]	110,440
330,000	11.750%, 1/23/2015	417,038
420,000	7.000%, 5/5/2020[e]	452,550

	Total Kazakhstan	980,028

Lebanon (0.1%)
	Lebanon Government International Bond
172,500	4.000%, 12/31/2017	165,600
145,000	6.375%, 3/9/2020	145,000

	Total Lebanon	310,600

Lithuania (0.1%)
	Lithuania Government International Bond
100,000	7.375%, 2/11/2020	109,250

	Total Lithuania	109,250

Luxembourg (0.1%)
	Gaz Capital SA
140,000	9.250%, 4/23/2019	168,532
	Gazprom International
102,147	7.201%, 2/1/2020	108,337

	Total Luxembourg	276,869

Malaysia (0.2%)
	Malaysia Government International Bond
210,000	7.500%, 7/15/2011	222,496
	Petronas Capital, Ltd.
120,000	5.250%, 8/12/2019	128,578

	Total Malaysia	351,074

Mexico (0.8%)
	Cemex Finance, LLC
150,000	9.500%, 12/14/2016	146,250
	Mexico Government International Bond
228,000	5.950%, 3/19/2019	257,412
4,760,000	10.000%, 12/5/2024[g]	484,055
16,000	6.750%, 9/27/2034	19,040
160,000	6.050%, 1/11/2040	173,760
	Pemex Project Funding Master Trust
243,000	5.750%, 3/1/2018	257,553
	Petroleos Mexicanos
140,000	8.000%, 5/3/2019	169,400

Principal Amount	Long-Term Fixed Income (8.9%)	Value
Mexico (0.8%) - continued
$200,000	5.500%, 1/21/2021[f]	$205,800

	Total Mexico	1,713,270

Pakistan (<0.1%)
	Pakistan Government International Bond
100,000	6.875%, 6/1/2017	93,000

	Total Pakistan	93,000

Panama (<0.1%)
	Panama Government International Bond
52,000	7.250%, 3/15/2015	60,905

	Total Panama	60,905

Peru (0.3%)
	Peru Government International Bond
30,000	7.125%, 3/30/2019	36,690
100,000	7.350%, 7/21/2025	125,000
136,000	8.750%, 11/21/2033	193,800
164,000	6.550%, 3/14/2037	190,240

	Total Peru	545,730

Philippines (0.5%)
	Philippines Government International Bond
100,000	8.375%, 6/17/2019	129,000
100,000	6.500%, 1/20/2020	115,630
30,000	9.500%, 10/21/2024	42,375
165,000	10.625%, 3/16/2025	251,213
114,000	9.500%, 2/2/2030	163,590
380,000	6.375%, 10/23/2034	418,000

	Total Philippines	1,119,808

Poland (0.2%)
	Poland Government International Bond
240,000	3.875%, 7/16/2015	245,818
160,000	6.375%, 7/15/2019	181,600

	Total Poland	427,418

Qatar (0.2%)
	Qatar Government International Bond
100,000	6.400%, 1/20/2040	109,000
	Ras Laffan Liquefied Natural Gas
	Company, Ltd. II
300,000	5.298%, 9/30/2020	320,250

	Total Qatar	429,250

Romania (<0.1%)
	Romania Government
	International Bond
36,000	6.500%, 6/18/2018	46,888

	Total Romania	46,888

Russia (0.6%)
	Russia Government International Bond
200,000	5.000%, 4/29/2020	201,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
52

Partner Worldwide Allocation Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (8.9%)	Value
Russia (0.6%) - continued
$795,800	7.500%, 3/31/2030	$922,888

	Total Russia	1,124,388

Serbia (<0.1%)
	Serbia Government International Bond
96,667	6.750%, 11/1/2024	93,767

	Total Serbia	93,767

South Africa (0.3%)
	Peermont Global Proprietary, Ltd.
170,000	7.750%, 4/30/2014	192,729
	South Africa Government International Bond
370,000	5.500%, 3/9/2020	395,900
90,000	5.875%, 5/30/2022	99,234

	Total South Africa	687,863

Sri Lanka (0.1%)
	Sri Lanka Government International Bond
100,000	8.250%, 10/24/2012	108,654
100,000	7.400%, 1/22/2015	108,250

	Total Sri Lanka	216,904

Turkey (0.6%)
	Akbank TAS
100,000	5.125%, 7/22/2015[f]	99,216
	Turkey Government International Bond
362,000	5.625%, 3/30/2021	373,765
500,000	7.250%, 3/5/2038	562,500
100,000	6.750%, 5/30/2040	105,875

	Total Turkey	1,141,356

Ukraine (0.2%)
	Ukraine Government International Bond
275,000	4.950%, 10/13/2015	327,893

	Total Ukraine	327,893

United Arab Emirates (<0.1%)
	Dolphin Energy, Ltd.
95,930	5.888%, 6/15/2019	100,583

	Total United Arab Emirates	100,583

United States (0.1%)
	J.P. Morgan Chase Bank NA
1,128,999,999	10.500%, 8/19/2030[h,i]	139,240

	Total United States	139,240

Uruguay (0.2%)
	Uruguay Government International Bond
100,000	7.875%, 1/15/2033	123,000
242,000	7.625%, 3/21/2036	293,425

	Total Uruguay	416,425

Venezuela (0.4%)
	Petroleos de Venezuela SA
110,000	5.000%, 10/28/2015	63,250

Principal Amount	Long-Term Fixed Income (8.9%)	Value
Venezuela (0.4%) - continued
$307,400	5.250%, 4/12/2017	$185,977
	Venezuela Government International Bond
50,000	5.750%, 2/26/2016	34,250
80,000	13.625%, 8/15/2018	73,800
50,000	7.000%, 12/1/2018	32,500
100,000	7.750%, 10/13/2019	67,350
272,000	6.000%, 12/9/2020	162,520
140,000	8.250%, 10/13/2024	90,090
170,000	7.650%, 4/21/2025	103,700

	Total Venezuela	813,437

	Total Long-Term Fixed Income (cost $17,228,862)	18,405,210

Principal Amount	Short-Term Investments (<0.1%)[j]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
100,000	0.210%, 10/18/2010	99,954
	Federal National Mortgage Association Discount Notes
100,000	0.200%, 10/18/2010[k]	99,956

	Total Short-Term Investments (at amortized cost)	199,910

	Total Investments (cost $184,569,128) 95.9%	$198,550,792

	Other Assets and Liabilities, Net 4.1%	8,520,893

	Total Net Assets 100.0%	$207,071,685

a	Non-income producing security.
b	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
c	Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Partner Worldwide Allocation Fund owned as of July 30, 2010.

Security	Acquisition Date	Amortized Cost
Egypt Government International Bond	4/28/2010	$100,000
Independencia International, Ltd.	5/8/2008	104,542
KazMunaiGaz Finance Sub BV	4/28/2010	416,351
KazMunaiGaz Finance Sub BV	6/24/2008	99,499
VIP Finance Ireland, Ltd.	5/2/2008	100,923

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
53

Partner Worldwide Allocation Fund

Schedule of Investments as of July 30, 2010

(unaudited)

f   Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 30, 2010, the value of these investments was $411,391 or 0.2% of total net assets.

g  Principal amount is displayed in Mexican Pesos.

h  Principal amount is displayed in Indonesian Rupiah. Security is linked to Indonesian Government Bonds due 8/2030.

i   Security is fair valued.

j   The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

k  At July 30, 2010, $99,956 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR - American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation	$20,455,867
Gross unrealized depreciation	(6,474,203)

Net unrealized appreciation (depreciation)	$13,981,664

Cost for federal income tax purposes	$184,569,128

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 30, 2010, in valuing Partner Worldwide Allocation Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	470,129	–	470,129	–
Consumer Cyclical	235,578	–	235,578	–
Consumer Discretionary	27,956,566	–	27,956,566	–
Consumer Staples	17,092,708	924,920	16,167,788	–
Energy	12,720,024	2,930,93	9,789,094	–
Financials	31,707,082	2,983,076	28,724,006	–
Health Care	14,458,932	366,375	14,092,557	–
Industrials	28,881,125	377,436	28,503,689	–
Information Technology	12,400,680	374,220	12,026,460	–
Materials	22,849,832	1,729,180	21,120,652	–
Telecommunications Services	7,810,708	1,052,682	6,758,026	–
Utilities	3,362,308	–	3,362,308	–
Long-Term Fixed Income
Basic Materials	229,939	–	229,939	–
Communications Services	398,425	–	398,425	–
Consumer Cyclical	299,104	–	299,104	–
Consumer Non-Cyclical	22,859	–	22,859	–
Energy	2,149,336	–	2,149,336	–
Financials	577,668	–	438,428	139,240
Foreign	683,952	–	683,95	–
Foreign Government	13,467,627	–	13,467,627	–
Transportation	147,713	–	147,713	–
Utilities	428,587	–	428,587	–
Short-Term Investments	199,910	–	199,910	–
Total	$198,550,792	$10,738,819	$187,672,733	$139,240

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	82,566	82,566	–	–
Foreign Currency Forward Contracts	30,815	–	30,815	–
Total Asset Derivatives	$113,381	$82,566	$30,815	$–

Liability Derivatives
Foreign Currency Forward Contracts	92,106	–	92,106	–
Total Liability Derivatives	$92,106	$–	$92,106	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Partner Worldwide Allocation Fund.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
54

Partner Worldwide Allocation Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Investments in Securities	Value October 31, 2009	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/ (Sales)	Transfers Into Level 3	Transfers Out of Level 3	Value July 30, 2010
Long-Term Fixed Income
Financials	–	(47)	–	4,775	134,512	–	–	139,240

Total	$–	($47)	$–	$4,775	$134,512	$–	$–	$139,240

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
E-Mini MSCI EAFE Index Futures	21	September 2010	$1,462,509	$1,545,075	$82,566
Total Futures Contracts					$82,566

Foreign Currency Forward Contracts	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Australian Dollar	426,946	8/3/2010 - 8/5/2010	$382,189	$386,269	$4,080
British Pound	137,641	8/2/2010	214,582	215,975	1,393
Canadian Dollar	226,914	8/3/2010 - 8/5/2010	219,603	220,712	1,109
Chinese Renminbi Yua	2,587,130	9/17/2010	379,000	381,910	2,910
Danish Krone	1,395,756	8/2/2010 - 8/4/2010	244,630	244,094	(536)
EURO	317,840	8/2/2010 - 8/4/2010	415,275	414,180	(1,095)
EURO	73,000	9/15/2010	94,879	95,126	247
Hong Kong Dollar	2,531,445	8/2/2010 - 8/3/2010	325,975	325,903	(72)
Indian Rupee	13,419,560	10/14/2010	283,712	285,970	2,258
Indonesian Rupiah	984,806,588	10/14/2010	107,865	108,663	798
Israeli Shekel	162,926	8/2/2010	43,008	43,230	222
Japanese Yen	70,871,393	8/2/2010 - 8/4/2010	812,710	820,319	7,609
Mexican Peso	4,973,766	9/15/2010	383,942	391,209	7,267
Norwegian Krone	1,992,942	8/2/2010 - 8/4/2010	326,055	328,029	1,974
Singapore Dollar	25,115	8/2/2010 - 8/4/2010	18,420	18,469	49
Thai Baht	1,743,678	8/2/2010	54,101	54,026	(75)
Total Foreign Currency Forward Contracts Purchases			$4,305,946	$4,334,084	$28,138

Sales
Australian Dollar	59,726	8/3/2010	$53,365	$54,036	($671)
British Pound	66,470	8/2/2010 - 8/3/2010	103,605	104,299	(694)
Canadian Dollar	437,042	8/3/2010 - 8/5/2010	422,606	425,097	(2,491)
EURO	108,587	8/2/2010 - 8/4/2010	141,496	141,501	(5)
EURO	969,954	8/23/2010 - 9/15/2010	1,192,537	1,263,947	(71,410)
Hong Kong Dollar	235,584	8/2/2010 - 8/3/2010	30,338	30,330	8
Indonesian Rupiah	2,271,456,849	10/14/2010	247,624	250,632	(3,008)
Israeli Shekel	573,413	8/2/2010	150,779	152,147	(1,368)
Japanese Yen	6,116,027	8/2/2010	69,955	70,791	(836)
Mexican Peso	8,492,662	9/15/2010	661,957	667,986	(6,029)
Mexican Peso	25,423	8/2/2010	2,006	2,009	(3)
Norwegian Krone	639,914	8/2/2010 - 8/3/2010	104,483	105,327	(844)
Singapore Dollar	320,324	8/2/2010 - 8/4/2010	234,205	235,567	(1,362)
Swedish Krona	185,864	8/2/2010 - 8/4/2010	25,635	25,744	(109)
Swiss Franc	71,708	8/2/2010 - 8/4/2010	68,229	68,836	(607)
Total Foreign Currency Forward Contracts Sales			$3,508,820	$3,598,249	($89,429)

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts					($61,291)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
55

Partner Worldwide Allocation Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Worldwide Allocation Fund, is as follows:

Fund	Value October 31, 2009	Gross Purchases	Gross Sales	Shares Held at July 30, 2010	Value July 30, 2010	Income Earned November 1, 2009 - July 30, 2010
Money Market	$7,882,106	$10,558,224	$18,440,330	–	$–	$1
Total Value and Income Earned	7,882,106					1

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
56

Partner International Stock Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Shares	Common Stock (97.6%)	Value
Australia (3.7%)
33,424	Australia & New Zealand Banking Group, Ltd.	$699,379
265,364	BHP Billiton, Ltd.	9,633,123
24,529	DuluxGroup, Ltd.[a]	55,037
52,649	Kingsgate Consolidated, Ltd.	466,972
67,661	Newcrest Mining, Ltd.	2,011,025
24,353	Orica, Ltd.	555,184
85,692	Ramsay Health Care, Ltd.	1,093,893
42,645	Westpac Banking Corporation	927,383

	Total Australia	15,441,996

Belgium (0.7%)
9,864	Anheuser-Busch InBev NV	522,509
11,388	Delhaize Group SA	840,752
43,462	Umicore	1,465,673

	Total Belgium	2,828,934

Bermuda (0.5%)
914,000	Midland Holdings, Ltd.	862,308
517,000	Pacific Basin Shipping, Ltd.	392,095
253,034	Yue Yuen Industrial Holdings, Ltd.	823,195

	Total Bermuda	2,077,598

Brazil (0.9%)
53,900	Petroleo Brasileiro SA ADR	1,961,960
60,300	Vale SA SP ADR	1,676,340

	Total Brazil	3,638,300

Canada (4.0%)
78,073	Brookfield Asset Management, Inc.[b]	1,957,711
41,602	Canadian National Railway Company	2,616,867
13,374	Canadian Natural Resources, Ltd.	460,500
65,386	Eldorado Gold Corporation	1,062,101
20,061	Enbridge, Inc.	976,415
43,556	Gildan Activewear, Inc.[a]	1,340,022
5,455	Golden Star Resources, Ltd.[a]	21,701
115,635	Kinross Gold Corporation	1,897,444
21,871	Magna International, Inc.	1,628,039
32,596	Petrobank Energy & Resources, Ltd.[a]	1,342,711
47,864	Rogers Communications, Inc.	1,664,369
9,114	Royal Bank of Canada[b]	476,222
17,518	Sino-Forest Corporation[a]	269,731
16,973	Suncor Energy, Inc.	559,493
7,946	Toronto-Dominion Bank	565,440

	Total Canada	16,838,766

Cayman Islands (0.3%)
79,609	Subsea 7, Inc.[a,b]	1,354,340

	Total Cayman Islands	1,354,340

China (1.7%)
8,242,800	Bank of China, Ltd.	4,363,723
4,417,800	Huaneng Power International, Inc.	2,580,837

	Total China	6,944,560

Denmark (1.7%)
9,872	Carlsberg AS	873,902
6,625	Coloplast A/S	687,675

Shares	Common Stock (97.6%)	Value
Denmark (1.7%) - continued
25,180	D/S Norden	$988,354
10,415	Danisco A/S	791,704
28,277	Danske Bank A/S ADR[a]	664,064
34,155	Novo Nordisk AS	2,922,369

	Total Denmark	6,928,068

Finland (0.5%)
22,261	Kone Oyj	1,015,907
47,717	Sampo Oyj	1,165,553

	Total Finland	2,181,460

France (9.2%)
12,752	Air Liquide	1,432,575
231,000	AXA SA	4,240,989
7,208	BNP Paribas SA	492,703
112,500	Cap Gemini SAb	5,347,752
10,910	Christian Dior SA	1,180,920
57,278	Compagnie de Saint-Gobain	2,437,703
7,700	Dassault Systemes SA	500,357
21,816	Essilor International SA	1,364,475
22,752	L’Oreal SA	2,384,599
31,634	Rhodia SA	652,520
28,474	Safran SA	768,264
11,589	Sanofi-Aventis	673,671
21,500	Schneider Electric SA	2,474,533
12,677	Technip SA	843,856
112,533	Total SA	5,680,615
11,200	Unibail-Rodamco[a]	2,208,010
20,139	Valeo SAa	721,634
26,838	Vinci SA	1,299,104
152,700	Vivendi	3,662,393

	Total France	38,366,673

Germany (3.8%)
23,727	Aixtron AGb	710,001
11,687	Allianz AG	1,357,157
22,736	BASF SE	1,329,431
15,328	Continental AGa	978,222
118,224	Daimler AGa	6,386,454
13,999	Henkel AG & Company KGaA	695,234
16,845	Hochtief AG	1,092,877
10,689	K+S AG	569,073
51,534	ProSiebanSat.1 Media AG	906,284
11,430	SAP AG ADR	522,156
15,520	Siemens AG	1,518,114

	Total Germany	16,065,003

Hong Kong (2.1%)
20,200	Henderson Land Development Company, Ltd. Warrants, 58.00 HKD, expires 6/1/2011[a]	3,121
86,027	Hongkong Electric Holdings, Ltd.	521,105
755,300	Hutchison Whampoa, Ltd.	4,997,582
1,939,900	New World Development Company, Ltd.	3,473,713

	Total Hong Kong	8,995,521

Indonesia (0.5%)
1,672,700	PT Telekomunikasi Indonesia	1,577,817
14,500	Telekomunik Indonesia SP ADR	544,330

	Total Indonesia	2,122,147

The accompanying Notes to Schedule of Investments are an integral part of this schedule
57

Partner International Stock Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Shares	Common Stock (97.6%)	Value
Israel (1.1%)
4,518	Delek Group, Ltd.	$1,049,700
26,332	Discount Investment Corporation	498,673
12,076	Elbit Systems, Ltd.	665,700
49,829	Teva Pharmaceutical Industries, Ltd.	2,465,654

	Total Israel	4,679,727

Italy (2.8%)
53,975	Banca Generali SPA	600,273
762,700	Enel SPA	3,738,960
133,800	Eni SPA	2,734,060
68,649	Indesit Company SPA	814,878
137,880	Mediaset SPA	886,069
471,020	Parmalat SPA	1,139,802
52,107	Saipem SPA	1,871,839

	Total Italy	11,785,881

Japan (21.8%)
62,600	Aeon Company, Ltd.	670,037
29,400	Aisin Seiki Company, Ltd.	818,113
60,600	Alps Electric Company, Ltd.[a]	547,944
79,000	Asahi Glass Company, Ltd.	804,543
307,000	Bridgestone Corporation	5,485,241
13,400	Canon, Inc.	580,431
71	Central Japan Railway Company	577,492
60,000	Dai Nippon Printing Company, Ltd.	724,220
83,000	Daicel Chemical Industries, Ltd.	586,632
272,150	Daiichi Sankyo Company, Ltd.	5,058,578
113,300	Daito Trust Construction Company, Ltd.	6,176,272
879,200	Daiwa Securities Group, Inc.	3,801,352
8,700	Disco Corporation	526,708
64,000	East Japan Railway Company	4,113,193
41,200	Fuji Oil Company, Ltd.	606,812
151,000	Fujitsu, Ltd.	1,070,092
232,000	Hitachi, Ltd.[a]	962,827
18,800	Honda Motor Company, Ltd.	594,803
34,600	ITOCHU Corporation	269,289
25,800	Japan Petroleum Exploration Company	1,014,574
219,600	Kao Corporation	5,192,795
7,800	Keyence Corporation	1,793,349
24,300	K’s Holdings Corporation	534,844
10,200	Kyocera Corporation	908,747
170,000	Marubeni Corporation	912,116
150,000	Mitsubishi Estate Company, Ltd.	2,112,341
456,000	Mitsui Chemicals, Inc.	1,348,296
119,355	MS and AD Insurance Group Holdings, Inc.	2,641,198
24,700	Murata Manufacturing Company, Ltd.	1,220,598
181,700	Nippon Suisan Kaisha, Ltd.	618,659
508,700	Nissan Motor Company, Ltd.[a]	3,894,773
506	NTT DoCoMo, Inc.	803,896
111,700	Resona Holdings, Inc.[b]	1,222,477
86,900	Secom Company, Ltd.	3,992,096
53,900	Shin-Etsu Chemical Company, Ltd.	2,678,085
50,200	Softbank Corporation	1,497,529
431	Sony Financial Holdings, Inc.	1,561,457
452,600	Sumitomo Corporation	4,803,672
143,900	Sumitomo Electric Industries, Ltd.	1,678,420

Shares	Common Stock (97.6%)	Value
Japan (21.8%) - continued
907,150	Sumitomo Trust and Banking Company, Ltd.	$5,020,259
99,000	Taiyo Yuden Company, Ltd.	1,265,935
32,300	Takeda Pharmaceutical Company, Ltd.	1,482,197
28,600	TDK Corporation	1,723,317
31,500	Tokai Rika Company, Ltd.	533,236
73,500	Tokio Marine Holdings, Inc.	2,009,480
401,000	Tokyo Gas Company, Ltd.	1,818,395
101,000	Toray Industries, Inc.	540,759
515,000	Tosoh Corporation	1,375,488
10,420	Yamada Denki Company, Ltd.	703,286

	Total Japan	90,876,853

Luxembourg (0.1%)
36,962	Acergy SA	604,326

	Total Luxembourg	604,326

Netherlands (3.5%)
35,700	Arcelor Mittal	1,092,902
23,164	Heineken NV	1,048,378
21,615	Imtech NV	602,874
128,596	Koninklijke (Royal) Ahold NV	1,651,237
117,472	Koninklijke (Royal) KPN NV	1,632,301
53,582	Koninklijke (Royal) Philips Electronics NV	1,665,636
98,797	Koninklijke DSM NVb	4,684,411
72,492	Unilever NV	2,132,081

	Total Netherlands	14,509,820

Norway (3.2%)
57,336	Aker Solutions ASA	742,040
268,675	Statoil ASA	5,433,976
100,071	Telenor ASA	1,540,072
82,474	TGS Nopec Geophysical Company ASA	1,091,803
124,100	Yara International ASA	4,659,403

	Total Norway	13,467,294

Singapore (2.0%)
152,578	Golden Agri-Resources, Ltd. Warrants, 0.54 SGD, expires 7/23/2012[a]	12,343
283,850	Keppel Corporation, Ltd.	1,953,029
396,400	Singapore Airlines, Ltd.	4,560,670
119,000	United Overseas Bank, Ltd.	1,740,867

	Total Singapore	8,266,909

South Korea (1.8%)
7,400	POSCO	3,077,519
12,980	SK Telecom Company, Ltd.	1,829,423
157,550	SK Telecom Company, Ltd. ADR	2,580,669

	Total South Korea	7,487,611

Spain (0.9%)
21,953	Industria de Diseno Textil SA (Inditex)	1,452,176
106,100	Telefonica SA	2,402,569

	Total Spain	3,854,745

Sweden (1.6%)
74,849	Atlas Copco AB	1,224,162
70,137	Electrolux AB	1,565,055

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
58

Partner International Stock Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Shares	Common Stock (97.6%)	Value
Sweden (1.6%) - continued
18,804	Elekta AB	$545,369
131,585	Nordea Bank AB	1,313,235
43,875	Scania AB	808,682
45,883	Svenska Cellulosa AB	661,852
24,705	Svenska Handelsbanken AB	707,921

	Total Sweden	6,826,276

Switzerland (12.0%)
29,018	ABB, Ltd.[a]	585,750
71,700	Adecco SA	3,655,668
29,408	Aryzta AG	1,201,431
57,622	Compagnie Financiere Richemont SA	2,249,659
94,500	Credit Suisse Group	4,283,435
5,101	Givaudan SA	4,704,879
1,119	Helvetia Holding AG	346,873
55,026	Holcim, Ltd.	3,674,714
200,696	Nestle SA	9,919,781
177,314	Novartis AG	8,619,789
9,312	Pargesa Holding SA	639,831
20,110	Roche Holding AG	2,614,823
4,083	Swatch Group AG	1,265,274
49,079	UBS AGa	833,123
23,921	Zurich Financial Services AG	5,582,612

	Total Switzerland	50,177,642

Thailand (1.1%)
233,025	Bangkok Bank Public Company, Ltd.	1,005,549
464,300	PTT pcl	3,664,025

	Total Thailand	4,669,574

United Kingdom (16.1%)
32,114	Aggreko plc	772,061
13,529	Anglo American plc[a]	534,942
268,645	ARM Holdings plc	1,381,627
35,037	ASOS plc[a]	499,776
30,991	AstraZeneca plc	1,553,854
64,862	Babcock International Group plc	563,688
198,174	Barclays plc	1,026,381
102,891	BG Group plc	1,650,034
89,367	BHP Billiton plc	2,737,662
36,149	British American Tobacco plc	1,243,678
179,156	British Sky Broadcasting Group plc	1,998,575
643,119	BT Group plc	1,436,699
1,216,294	Cable & Wireless Communications plc	1,129,838
225,040	Compass Group plc	1,871,014
31,855	Diageo plc	552,811
266,000	GlaxoSmithKline plc	4,644,169
82,400	HSBC Holdings plc ADR	4,208,992
19,131	Imperial Tobacco Group plc	541,333
156,460	Invensys plc	655,792
3,041,270	Lloyds TSB Group plc[a]	3,282,262
166,622	Marks and Spencer Group plc	900,590
331,100	Pearson plc	5,147,609
141,411	Pennon Group plc	1,308,069
51,983	Reckitt Benckiser Group plc	2,548,732
519,565	Rentokil Initial plc[a]	833,848
58,646	Rio Tinto plc	3,035,200
128,094	Rolls-Royce Group plc[a]	1,165,729
27,475	Shire, Ltd.	628,424
53,972	Standard Chartered plc	1,559,311

Shares	Common Stock (97.6%)	Value
United Kingdom (16.1%) - continued
861,324	Tesco plc	$5,281,741
46,857	Unilever plc	1,331,245
2,055,287	Vodafone Group plc	4,792,016
29,392	Whitbread plc	649,280
543,300	WPP plc	5,777,241

	Total United Kingdom	67,244,223

	Total Common Stock (cost $392,094,010)	408,234,247

Shares	Collateral Held for Securities Loaned (3.1%)	Value
13,174,241	Thrivent Financial Securities Lending Trust	13,174,241

	Total Collateral Held for Securities Loaned (cost $13,174,241)	13,174,241

Principal Amount	Short-Term Investments (3.3%)[c]	Value
	Barton Capital Corporation
5,502,000	0.190%, 8/2/2010	5,501,942
	Federal Home Loan Bank Discount Notes
2,000,000	0.185%, 10/1/2010	1,999,363
	Ranger Funding Company, LLC
6,427,000	0.200%, 8/2/2010[d]	6,426,929

	Total Short-Term Investments (at amortized cost)	13,928,234

	Total Investments (cost $419,196,485) 104.0%	$435,336,722

	Other Assets and Liabilities, Net (4.0%)	(16,683,092)

	Total Net Assets 100.0%	$418,653,630

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
d	All or a portion of the security is insured or guaranteed.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$36,385,695
Gross unrealized depreciation	(20,245,458)

Net unrealized appreciation (depreciation)	$16,140,237

Cost for federal income tax purposes	$419,196,485

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
59

Partner International Stock Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 30, 2010, in valuing Partner International Stock Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	1,577,817	–	1,577,817	–
Consumer Cyclical	540,759	–	540,759	–
Consumer Discretionary	58,909,137	–	58,909,137	–
Consumer Staples	45,122,346	–	45,122,346	–
Energy	24,402,767	1,961,960	22,440,807	–
Financials	72,178,974	4,208,992	67,969,982	–
Health Care	35,146,644	–	35,146,644	–
Industrials	60,545,617	–	60,545,617	–
Information Technology	18,303,676	–	18,303,676	–
Materials	61,694,452	1,676,340	60,018,112	–
Telecommunications Services	20,356,182	3,124,999	17,231,183	–
Utilities	9,455,876	–	9,455,876	–
Collateral Held for Securities Loaned	13,174,241	13,174,241	–	–
Short-Term Investments	13,928,234	–	13,928,234	–

Total	$435,336,722	$24,146,532	$411,190,190	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Foreign Currency Forward Contracts	56,497	–	56,497	–

Total Asset Derivatives	$56,497	$–	$56,497	$–

Liability Derivatives
Foreign Currency Forward Contracts	25,997	–	25,997	–

Total Liability Derivatives	$25,997	$–	$25,997	$–

Foreign Currency Forward Contracts	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Australian Dollar	1,299,052	8/3/2010 - 8/5/2010	$1,161,918	$1,175,294	$13,376
British Pound	469,414	8/2/2010	731,816	736,565	4,749
Canadian Dollar	773,881	8/3/2010 - 8/5/2010	748,949	752,729	3,780
Danish Krone	4,760,012	8/2/2010 - 8/4/2010	834,272	832,447	(1,825)
Hong Kong Dollar	927,307	8/2/2010	119,419	119,383	(36)
Israeli Shekel	555,623	8/2/2010	146,668	147,427	759
Japanese Yen	240,661,340	8/2/2010 - 8/4/2010	2,760,358	2,785,592	25,234
Norwegian Krone	6,796,910	8/2/2010 - 8/4/2010	1,112,006	1,118,741	6,735
Thai Baht	5,884,913	8/2/2010	182,591	182,337	(254)
Total Foreign Currency Forward Contracts Purchases			$7,797,997	$7,850,515	$52,518

Sales
Australian Dollar	203,199	8/3/2010	$181,558	$183,840	($2,282)
British Pound	59,609	8/2/2010	92,930	93,533	(603)
Canadian Dollar	1,509,894	8/3/2010 - 8/5/2010	1,460,017	1,468,627	(8,610)
EURO	165,088	8/2/2010 - 8/3/2010	214,420	215,127	(707)
Israeli Shekel	1,956,340	8/2/2010	514,421	519,089	(4,668)
Japanese Yen	20,886,291	8/2/2010	238,897	241,753	(2,856)
Swiss Franc	509,311	8/2/2010 - 8/4/2010	486,630	488,922	(2,292)
Total Foreign Currency Forward Contracts Sales			$3,188,873	$3,210,891	($22,018)

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts					$30,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
60

Partner International Stock Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner International Stock Fund, is as follows:

Fund	Value October 31, 2009	Gross Purchases	Gross Sales	Shares Held at July 30, 2010	Value July 30, 2010	Income Earned November 1, 2009 - July 30, 2010
Money Market	$1,759,004	$4,505,139	$6,264,143	–	$–	$–
Thrivent Financial Securities Lending Trust	–	72,445,468	59,271,227	13,174,241	13,174,241	205,316
Total Value and Income Earned	1,759,004				13,174,241	205,316

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
61

Large Cap Growth Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Shares	Common Stock (97.1%)	Value
Consumer Discretionary (14.6%)
24,700	Abercrombie & Fitch Company	$912,418
26,141	Amazon.com, Inc.[a]	3,081,762
27,700	BorgWarner, Inc.[a]	1,214,922
78,050	Carnival Corporation	2,706,774
156,300	Comcast Corporation	3,043,161
77,600	D.R. Horton, Inc.	855,152
45,850	Expedia, Inc.	1,039,878
126,200	Ford Motor Company[a]	1,611,574
46,700	Gentex Corporation	899,909
65,850	International Game Technology	1,003,554
79,550	J.C. Penney Company, Inc.	1,959,317
118,782	Kohl’s Corporation[a]	5,664,714
63,450	Las Vegas Sands Corporation[a,b]	1,704,267
193,950	Lowe’s Companies, Inc.	4,022,523
51,300	Marriott International, Inc.	1,739,583
42,800	McDonald’s Corporation	2,984,444
30,950	NIKE, Inc.	2,279,158
36,850	Time Warner, Inc.	1,159,301
46,250	Viacom, Inc.	1,528,100
119,850	Walt Disney Company[c]	4,037,746

	Total Consumer Discretionary	43,448,257

Consumer Staples (4.4%)
28,950	Avon Products, Inc.	901,214
22,300	Coca-Cola Company	1,228,953
40,700	Kraft Foods, Inc.	1,188,847
92,632	PepsiCo, Inc.	6,012,743
74,600	Wal-Mart Stores, Inc.	3,818,774

	Total Consumer Staples	13,150,531

Energy (7.9%)
26,800	Baker Hughes, Inc.	1,293,636
39,000	ConocoPhillips	2,153,580
13,350	EOG Resources, Inc.	1,301,625
59,950	Halliburton Company	1,791,306
30,500	Helmerich & Payne, Inc.	1,236,165
82,900	Occidental Petroleum Corporation	6,460,397
97,339	Schlumberger, Ltd.	5,807,245
22,855	Southwestern Energy Company[a]	833,065
59,850	Ultra Petroleum Corporation[a]	2,535,844

	Total Energy	23,412,863

Financials (7.8%)
64,700	American Express Company	2,888,208
1,551,400	Citigroup, Inc.[a]	6,360,740
6,400	CME Group, Inc.	1,784,320
22,950	Franklin Resources, Inc.	2,308,311
16,671	Goldman Sachs Group, Inc.	2,514,320
9,164	IntercontinentalExchange, Inc.[a]	967,902
38,300	MetLife, Inc.	1,610,898
47,750	Morgan Stanley	1,288,773
8,700	Northern Trust Corporation	408,813
13,000	PNC Financial Services Group, Inc.	772,070
83,750	Wells Fargo & Company	2,322,387

	Total Financials	23,226,742

Health Care (12.9%)
64,850	Abbott Laboratories	3,182,838
39,319	Allergan, Inc.	2,400,818
11,200	Biogen Idec, Inc.[a]	625,856
17,600	C.R. Bard, Inc.	1,382,128

Shares	Common Stock (97.1%)	Value
Health Care (12.9%) - continued
21,700	Cardinal Health, Inc.	$700,259
90,040	Celgene Corporation[a]	4,965,706
20,450	Covidien, Ltd.	763,194
19,900	Genzyme Corporation[a,c]	1,384,244
36,378	Gilead Sciences, Inc.[a]	1,212,115
72,351	Medco Health Solutions, Inc.[a]	3,472,848
34,450	St. Jude Medical, Inc.[a]	1,266,727
98,739	Teva Pharmaceutical Industries, Ltd. ADR	4,823,400
95,147	Thermo Fisher Scientific, Inc.[a]	4,268,294
126,653	UnitedHealth Group, Inc.	3,856,584
38,050	Vertex Pharmaceuticals, Inc.[a]	1,280,763
52,700	Zimmer Holdings, Inc.[a]	2,792,573

	Total Health Care	38,378,347

Industrials (11.3%)
32,750	Boeing Company	2,231,585
38,800	Caterpillar, Inc.	2,706,300
35,750	Cooper Industries plc	1,614,113
60,531	CSX Corporation	3,191,194
33,950	Cummins, Inc.	2,702,759
67,534	Danaher Corporation	2,593,981
76,796	Dover Corporation	3,683,904
45,000	Fluor Corporation	2,173,050
14,800	General Dynamics Corporation	906,500
59,250	General Electric Company	955,110
28,000	Ingersoll-Rand plc	1,048,880
35,150	JB Hunt Transport Services, Inc.	1,247,474
9,000	Norfolk Southern Corporation	506,430
30,150	Siemens AG ADR[b]	2,936,309
27,400	UAL Corporation[a,b]	650,476
24,850	Union Pacific Corporation	1,855,549
40,700	United Parcel Service, Inc.	2,645,500

	Total Industrials	33,649,114

Information Technology (34.1%)
10,600	Accenture plc	420,184
172,150	Adobe Systems, Inc.[a]	4,944,148
93,450	Analog Devices, Inc.	2,776,400
73,052	Apple, Inc.[a]	18,792,627
18,850	BMC Software, Inc.[a]	670,683
64,000	Broadcom Corporation	2,305,920
493,002	Cisco Systems, Inc.[a]	11,373,556
171,606	EMC Corporation[a]	3,396,083
17,503	Google, Inc.[a]	8,486,330
161,700	Hewlett-Packard Company	7,444,668
211,479	Intel Corporation	4,356,467
69,350	KLA-Tencor Corporation	2,196,314
54,900	Lam Research Corporation[a]	2,316,231
32,100	MasterCard, Inc.	6,742,284
30,250	McAfee, Inc.[a]	1,001,275
169,400	Micron Technology, Inc.[a]	1,233,232
347,800	Microsoft Corporation	8,976,718
214,264	Oracle Corporation	5,065,201
29,600	QUALCOMM, Inc.	1,127,168
57,850	Texas Instruments, Inc.	1,428,316
54,200	Visa, Inc.	3,975,570
82,800	Western Union Company	1,343,844
96,950	Yahoo!, Inc.[a]	1,345,666

	Total Information Technology	101,718,885

Materials (3.1%)
25,100	Crown Holdings, Inc.[a]	698,533

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
62

Large Cap Growth Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Shares	Common Stock (97.1%)	Value
Materials (3.1%) - continued
42,900	Dow Chemical Company	$1,172,457
78,272	Freeport-McMoRan Copper & Gold, Inc.	5,599,579
43,800	International Paper Company	1,059,960
16,000	United States Steel Corporation[b]	709,280
	Total Materials	9,239,809

Telecommunications Services (1.0%)
19,650	Crown Castle International Corporation[a]	776,371
61,100	SBA Communications Corporation[a]	2,210,598

	Total Telecommunications Services	2,986,969

	Total Common Stock (cost $281,696,327)	289,211,517

Shares	Collateral Held for Securities Loaned (1.1%)	Value
3,176,625	Thrivent Financial Securities Lending Trust	3,176,625

	Total Collateral Held for Securities Loaned (cost $3,176,625)	3,176,625

Principal Amount	Short-Term Investments (2.1%)[d]	Value
	Federal Home Loan Bank Discount Notes
4,413,000	0.060%, 8/2/2010	4,412,985
2,000,000	0.180%, 8/25/2010	1,999,750

	Total Short-Term Investments (at amortized cost)	6,412,735

	Total Investments (cost $291,285,687) 100.3%	$298,800,877

	Other Assets and Liabilities, Net (0.3%)	(923,965)

	Total Net Assets 100.0%	$297,876,912

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	All or a portion of the security was earmarked to cover written options.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$18,174,437
Gross unrealized depreciation	(10,659,247)

Net unrealized appreciation (depreciation)	$7,515,190

Cost for federal income tax purposes	$291,285,687

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
63

Large Cap Growth Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 30, 2010, in valuing Large Cap Growth Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	43,448,257	43,448,257	–	–
Consumer Staples	13,150,531	13,150,531	–	–
Energy	23,412,863	23,412,863	–	–
Financials	23,226,742	23,226,742	–	–
Health Care	38,378,347	38,378,347	–	–
Industrials	33,649,114	33,649,114	–	–
Information Technology	101,718,885	101,718,885	–	–
Materials	9,239,809	9,239,809	–	–
Telecommunications Services	2,986,969	2,986,969	–	–
Collateral Held for Securities Loaned	3,176,625	3,176,625	–	–
Short-Term Investments	6,412,735	–	6,412,735	–

Total	$298,800,877	$292,388,142	$6,412,735	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Call Options Written	7,452	7,452	–	–

Total Asset Derivatives	$7,452	$7,452	$–	$–

Liability Derivatives
Call Options Written	9,361	9,361	–	–

Total Liability Derivatives	$9,361	$9,361	$–	$–

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
Apple, Inc.	32	$280.00	August 2010	($2,080)	$7,452
Genzyme Corporation	49	65.00	August 2010	(25,970)	(8,846)
Genzyme Corporation	49	70.00	August 2010	(9,065)	(515)
Total Call Options Written				($37,115)	($1,909)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Fund, is as follows:

Fund	Value October 31, 2009	Gross Purchases	Gross Sales	Shares Held at July 30, 2010	Value July 30, 2010	Income Earned November 1, 2009 - July 30, 2010
Money Market	$61,038	$4,909,163	$4,970,201	–	$–	$–
Thrivent Financial Securities Lending Trust	6,482,949	50,357,824	53,664,148	3,176,625	3,176,625	11,496
Total Value and Income Earned	6,543,987				3,176,625	11,496

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
64

Large Cap Value Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Shares	Common Stock (98.4%)	Value
Consumer Discretionary (11.2%)
71,936	Carnival Corporation	$2,494,740
540,960	Dana Holding Corporation[a]	6,426,605
192,330	J.C. Penney Company, Inc.	4,737,088
173,000	Liberty Media Corporation - Interactive[a]	1,958,360
243,242	Macy’s, Inc.	4,536,463
63,350	Omnicom Group, Inc.	2,360,421
147,550	Target Corporation	7,572,266
237,610	Time Warner Cable, Inc.	13,584,164
311,196	Walt Disney Company	10,484,193

	Total Consumer Discretionary	54,154,300

Consumer Staples (7.6%)
170,090	Avon Products, Inc.	5,294,902
536,746	Kraft Foods, Inc.	15,678,350
262,596	Philip Morris International, Inc.	13,402,900
75,620	Unilever NV ADR	2,230,034

	Total Consumer Staples	36,606,186

Energy (13.5%)
109,610	Anadarko Petroleum Corporation	5,388,428
80,184	Apache Corporation	7,663,987
232,320	Baker Hughes, Inc.	11,214,086
120,786	Chevron Corporation	9,205,101
188,516	ConocoPhillips	10,409,854
248,040	ENSCO International plc ADR	10,370,552
90,140	Occidental Petroleum Corporation	7,024,610
259,790	Valero Energy Corporation	4,413,832

	Total Energy	65,690,450

Financials (23.5%)
73,442	Allstate Corporation	2,074,002
165,680	American Express Company	7,395,955
185,250	Ameriprise Financial, Inc.	7,852,747
345,958	Bank of America Corporation	4,857,250
217,250	Capital One Financial Corporation	9,196,193
2,460,070	Citigroup, Inc.[a]	10,086,287
126,750	Comerica, Inc.	4,862,130
18,262	Everest Re Group, Ltd.	1,417,496
447,566	Fifth Third Bancorp	5,688,564
33,000	Goldman Sachs Group, Inc.	4,977,060
361,138	J.P. Morgan Chase & Company	14,546,639
288,624	Morgan Stanley	7,789,962
71,500	Northern Trust Corporation	3,359,785
170,254	Principal Financial Group, Inc.	4,360,205
138,820	Prudential Financial, Inc.	7,952,998
52,572	SVB Financial Group[a]	2,270,585
73,518	Travelers Companies, Inc.	3,708,983
419,410	Wells Fargo & Company	11,630,239

	Total Financials	114,027,080

Health Care (10.2%)
177,200	C.R. Bard, Inc.	13,915,516
112,380	Covidien, Ltd.	4,194,022
82,548	Johnson & Johnson	4,795,213
125,572	Medtronic, Inc.	4,642,397
414,198	UnitedHealth Group, Inc.	12,612,329
179,210	Zimmer Holdings, Inc.[a]	9,496,338

	Total Health Care	49,655,815

Shares	Common Stock (98.4%)	Value
Industrials (16.0%)
69,818	3M Company	$5,972,232
37,450	Avery Dennison Corporation	1,342,582
70,690	Boeing Company	4,816,817
81,440	Caterpillar, Inc.	5,680,440
72,090	Eaton Corporation	5,656,181
154,460	Emerson Electric Company	7,651,948
101,700	Fluor Corporation	4,911,093
68,700	General Dynamics Corporation	4,207,875
395,250	General Electric Company	6,371,430
116,440	Honeywell International, Inc.	4,990,618
108,860	Illinois Tool Works, Inc.	4,735,410
91,302	Ingersoll-Rand plc	3,420,173
132,960	Norfolk Southern Corporation	7,481,659
136,050	Spirit Aerosystems Holdings, Inc.[a]	2,768,618
121,380	Textron, Inc.[b]	2,519,849
74,826	United Technologies Corporation	5,320,129

	Total Industrials	77,847,054

Information Technology (8.3%)
99,792	Avnet, Inc.[a]	2,509,769
92,120	Hewlett-Packard Company	4,241,205
70,584	International Business Machines Corporation	9,062,986
217,770	Microsoft Corporation	5,620,644
256,260	Oracle Corporation	6,057,986
105,984	Tyco Electronics, Ltd.	2,861,568
1,017,410	Xerox Corporation	9,909,573

	Total Information Technology	40,263,731

Materials (4.3%)
96,090	Allegheny Technologies, Inc.	4,574,845
401,292	E.I. du Pont de Nemours and Company	16,320,545

	Total Materials	20,895,390

Telecommunications Services (1.0%)
189,846	AT&T, Inc.	4,924,605

	Total Telecommunications Services	4,924,605

Utilities (2.8%)
240,280	American Electric Power Company, Inc.	8,645,275
31,138	Entergy Corporation	2,413,506
103,606	Xcel Energy, Inc.	2,278,296

	Total Utilities	13,337,077

	Total Common Stock (cost $458,910,888)	477,401,688

Shares	Collateral Held for Securities Loaned (0.3%)	Value
1,432,250	Thrivent Financial Securities Lending Trust	1,432,250

	Total Collateral Held for Securities Loaned (cost $1,432,250)	1,432,250

Principal Amount	Short-Term Investments (1.3%)[c]	Value
1,468,000	Chariot Funding, LLC 0.200%, 8/2/2010	1,467,984

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
65

Large Cap Value Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Short-Term Investments (1.3%)[c]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
5,000,000	0.175%, 8/6/2010	$4,999,854

	Total Short-Term Investments (at amortized cost)	6,467,838

	Total Investments (cost $466,810,976) 100.0%	$485,301,776

	Other Assets and Liabilities, Net <0.1%	83,711

	Total Net Assets 100.0%	$485,385,487

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$39,110,734
Gross unrealized depreciation	(20,619,934)

Net unrealized appreciation (depreciation)	$18,490,800

Cost for federal income tax purposes	$466,810,976

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 30, 2010, in valuing Large Cap Value Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	54,154,300	54,154,300	–	–
Consumer Staples	36,606,186	36,606,186	–	–
Energy	65,690,450	65,690,450	–	–
Financials	114,027,080	114,027,080	–	–
Health Care	49,655,815	49,655,815	–	–
Industrials	77,847,054	77,847,054	–	–
Information Technology	40,263,731	40,263,731	–	–
Materials	20,895,390	20,895,390	–	–
Telecommunications Services	4,924,605	4,924,605	–	–
Utilities	13,337,077	13,337,077	–	–
Collateral Held for Securities Loaned	1,432,250	1,432,250	–	–
Short-Term Investments	6,467,838	–	6,467,838	–
Total	$485,301,776	$478,833,938	$6,467,838	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Value Fund, is as follows:

Fund	Value October 31, 2009	Gross Purchases	Gross Sales	Shares Held at July 30, 2010	Value July 30, 2010	Income Earned November 1, 2009 - July 30, 2010
Money Market	$129,108	$–	$129,108	–	$–	$9
Thrivent Financial
Securities Lending Trust	6,903,957	60,345,088	65,816,795	1,432,250	1,432,250	6,535
Total Value and Income Earned	7,033,065				1,432,250	6,544

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
66

Large Cap Stock Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Shares	Common Stock (92.8%)	Value
Consumer Discretionary (11.9%)
49,450	Amazon.com, Inc.[a,b]	$5,829,661
361,800	Carnival Corporation	12,547,224
916,100	Comcast Corporation	17,836,467
861,580	Dana Holding Corporation[a]	10,235,570
480,500	Ford Motor Company[a]	6,135,985
238,750	International Game Technology	3,638,550
637,670	J.C. Penney Company, Inc.	15,705,812
495,800	Kohl’s Corporation[a]	23,644,702
550,740	Liberty Media Corporation - Interactive[a]	6,234,377
662,350	Lowe’s Companies, Inc.	13,737,139
397,470	Macy’s, Inc.	7,412,815
100,000	McDonald’s Corporation	6,973,000
101,660	Omnicom Group, Inc.	3,787,852
235,140	Target Corporation	12,067,385
378,530	Time Warner Cable, Inc.	21,640,560
940,790	Walt Disney Company	31,695,215

	Total Consumer Discretionary	199,122,314

Consumer Staples (7.8%)
65,500	Altria Group, Inc.	1,451,480
264,860	Avon Products, Inc.	8,245,092
72,100	Coca-Cola Company	3,973,431
80,000	Colgate-Palmolive Company	6,318,400
82,200	Kellogg Company	4,114,110
105,000	Kimberly-Clark Corporation	6,732,600
853,960	Kraft Foods, Inc.	24,944,172
270,300	PepsiCo, Inc.	17,545,173
678,589	Philip Morris International, Inc.	34,635,182
122,100	Procter & Gamble Company	7,467,636
295,300	Wal-Mart Stores, Inc.	15,116,407

	Total Consumer Staples	130,543,683

Energy (10.1%)
174,690	Anadarko Petroleum Corporation	8,587,760
125,050	Apache Corporation	11,952,279
420,860	Baker Hughes, Inc.	20,314,912
581,510	ConocoPhillips	32,110,982
396,150	ENSCO International plc ADR	16,563,031
179,400	Halliburton Company	5,360,472
404,450	Occidental Petroleum Corporation	31,518,789
18,100	Petroleo Brasileiro SA ADR[c]	658,840
347,539	Schlumberger, Ltd.	20,734,177
322,850	Ultra Petroleum Corporation[a]	13,679,155
414,550	Valero Energy Corporation	7,043,205

	Total Energy	168,523,602

Financials (13.9%)
544,910	American Express Company	24,324,782
296,930	Ameriprise Financial, Inc.[b]	12,586,863
539,650	Bank of America Corporation	7,576,686
346,730	Capital One Financial Corporation	14,677,081
8,981,370	Citigroup, Inc.[a]	36,823,617
197,730	Comerica, Inc.	7,584,923
715,330	Fifth Third Bancorp	9,091,844
78,700	Franklin Resources, Inc.	7,915,646
51,500	Goldman Sachs Group, Inc.	7,767,230
47,750	IntercontinentalExchange, Inc.[a]	5,043,355
562,438	J.P. Morgan Chase & Company	22,655,003
461,480	Morgan Stanley	12,455,345
229,380	Northern Trust Corporation	10,778,566

Shares	Common Stock (92.8%)	Value
Financials (13.9%) - continued
273,753	Principal Financial Group, Inc.	$7,010,814
287,280	Prudential Financial, Inc.	16,458,271
440,000	U.S. Bancorp	10,516,000
667,690	Wells Fargo & Company	18,515,044

	Total Financials	231,781,070

Health Care (11.3%)
160,900	Abbott Laboratories	7,896,972
77,000	Allergan, Inc.	4,701,620
70,800	Biogen Idec, Inc.[a]	3,956,304
282,530	C.R. Bard, Inc.	22,187,081
337,350	Celgene Corporation[a]	18,604,853
174,360	Covidien, Ltd.	6,507,115
128,630	Johnson & Johnson	7,472,117
266,696	Medco Health Solutions, Inc.[a]	12,801,408
195,670	Medtronic, Inc.	7,233,920
447,800	Teva Pharmaceutical Industries, Ltd. ADR	21,875,030
405,000	Thermo Fisher Scientific, Inc.[a]	18,168,300
1,028,090	UnitedHealth Group, Inc.	31,305,340
507,020	Zimmer Holdings, Inc.[a]	26,866,990

	Total Health Care	189,577,050

Industrials (12.6%)
113,980	3M Company	9,749,849
67,170	Avery Dennison Corporation	2,408,045
112,930	Boeing Company	7,695,050
129,780	Caterpillar, Inc.	9,052,155
199,200	Cooper Industries plc	8,993,880
347,300	CSX Corporation[b]	18,309,656
499,250	Dover Corporation	23,949,023
126,630	Eaton Corporation	9,935,390
246,710	Emerson Electric Company	12,222,013
160,600	FedEx Corporation	13,257,530
199,880	Fluor Corporation	9,652,205
634,770	General Electric Company	10,232,492
185,470	Honeywell International, Inc.	7,949,244
174,000	Illinois Tool Works, Inc.	7,569,000
346,840	Ingersoll-Rand plc	12,992,627
207,410	Norfolk Southern Corporation	11,670,961
185,200	Siemens AG ADR[c]	18,036,628
218,000	Spirit Aerosystems Holdings, Inc.[a]	4,436,300
194,500	Textron, Inc.[c]	4,037,820
119,800	United Technologies Corporation	8,517,780

	Total Industrials	210,667,648

Information Technology (20.8%)
542,400	Adobe Systems, Inc.[a]	15,577,728
299,750	Analog Devices, Inc.	8,905,572
184,378	Apple, Inc.[a]	47,431,240
1,538,255	Cisco Systems, Inc.[a]	35,487,543
438,400	EMC Corporation[a]	8,675,936
46,442	Google, Inc.[a]	22,517,404
611,540	Hewlett-Packard Company	28,155,302
563,800	Intel Corporation	11,614,280
112,680	International Business Machines Corporation	14,468,112
340,500	KLA-Tencor Corporation	10,783,635
213,600	Lam Research Corporation[a]	9,011,784
98,250	MasterCard, Inc.	20,636,430
146,550	McAfee, Inc.[a]	4,850,805
692,800	Micron Technology, Inc.[a,c]	5,043,584
1,448,970	Microsoft Corporation	37,397,916
975,124	Oracle Corporation	23,051,931

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
67

Large Cap Stock Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Shares	Common Stock (92.8%)	Value
Information Technology (20.8%) - continued
235,200	Texas Instruments, Inc.	$5,807,088
361,870	Tyco Electronics, Ltd.	9,770,490
171,800	Visa, Inc.	12,601,530
1,621,680	Xerox Corporation	15,795,163

	Total Information Technology	347,583,473

Materials (3.0%)
149,120	Allegheny Technologies, Inc.	7,099,603
641,001	E.I. du Pont de Nemours and Company	26,069,511
247,950	Freeport-McMoRan Copper & Gold, Inc.	17,738,343

	Total Materials	50,907,457

Utilities (1.4%)
636,330	American Electric Power Company, Inc.	22,895,153

	Total Utilities	22,895,153

	Total Common Stock (cost $1,471,649,393)	1,551,601,450

Shares	Collateral Held for Securities Loaned (0.5%)	Value
8,106,950	Thrivent Financial Securities Lending Trust	8,106,950

	Total Collateral Held for Securities Loaned (cost $8,106,950)	8,106,950

Principal Amount	Short-Term Investments (6.7%)[d]	Value
	Barclays Bank plc Repurchase Agreement
35,216,000	0.210%, 8/2/2010[e]	35,216,000
	Chariot Funding, LLC
9,742,000	0.200%, 8/2/2010	9,741,892
	Falcon Asset Securitization Corporation, LLC
14,593,000	0.200%, 8/2/2010[f]	14,592,838
	Federal Home Loan Bank Discount Notes
5,000,000	0.175%, 8/20/2010	4,999,514
3,000,000	0.185%, 10/1/2010	2,999,044
	Federal Home Loan Mortgage Corporation Discount Notes
5,300,000	0.160%, 8/6/2010	5,299,859
	Federal National Mortgage Association Discount Notes
5,000,000	0.160%, 8/4/2010	4,999,911
15,000,000	0.160%, 8/10/2010	14,999,333
8,996,000	0.196%, 10/18/2010[g]	8,992,038

Principal Amount	Short-Term Investments (6.7%)[d]	Value
	Societe Generale North America, Inc.
10,168,000	0.230%, 8/2/2010[f]	$10,167,870

	Total Short-Term Investments (at amortized cost)	112,008,299

	Total Investments (cost $1,591,764,642) 100.0%	$1,671,716,699

	Other Assets and Liabilities, Net (<0.1%)	(157,379)

	Total Net Assets 100.0%	$1,671,559,320

a	Non-income producing security.
b	All or a portion of the security was earmarked to cover written options.
c	All or a portion of the security is on loan.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
e	Repurchase agreement dated July 30, 2010, $35,216,616 maturing August 2, 2010, collateralized by $23,662,016 U.S. Treasury Notes, 4.250% due November 15, 2017 and $12,258,360 U.S. Treasury Notes, 3.375% due November 15, 2019.
f	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank or institution.
g	At July 30, 2010, $7,796,565 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$143,369,981
Gross unrealized depreciation	(63,417,924)

Net unrealized appreciation (depreciation)	$79,952,057

Cost for federal income tax purposes	$1,591,764,642

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
68

Large Cap Stock Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 30, 2010, in valuing Large Cap Stock Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	199,122,314	199,122,314	–	–
Consumer Staples	130,543,683	130,543,683	–	–
Energy	168,523,602	168,523,602	–	–
Financials	231,781,070	231,781,070	–	–
Health Care	189,577,050	189,577,050	–	–
Industrials	210,667,648	210,667,648	–	–
Information Technology	347,583,473	347,583,473	–	–
Materials	50,907,457	50,907,457	–	–
Utilities	22,895,153	22,895,153	–	–
Collateral Held for Securities Loaned	8,106,950	8,106,950	–	–
Short-Term Investments	112,008,299	–	112,008,299	–

Total	$1,671,716,699	$1,559,708,400	$112,008,299	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,787,912	1,787,912	–	–

Total Asset Derivatives	$1,787,912	$1,787,912	$–	$–

Liability Derivatives
Call Options Written	9,713	9,713	–	–

Total Liability Derivatives	$9,713	$9,713	$–	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Futures	296	September 2010	$79,486,288	$81,274,200	$1,787,912
Total Futures Contracts					$1,787,912

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
S&P 500 Mini-Futures Call Option	350	$1,115.00	August 2010	($231,875)	($9,713)
Total Call Options Written				($231,875)	($9,713)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Stock Fund, is as follows:

Fund	Value October 31, 2009	Gross Purchases	Gross Sales	Shares Held at July 30, 2010	Value July 30, 2010	Income Earned November 1, 2009 - July 30, 2010
Money Market	$177,525	$1,246,872	$1,424,397	–	$–	$2
Thrivent Financial Securities Lending Trust	51,698,493	292,360,731	335,952,274	8,106,950	8,106,950	57,199
Total Value and Income Earned	51,876,018				8,106,950	57,201

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
69

Balanced Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Shares	Common Stock (65.9%)	Value
Consumer Discretionary (9.2%)
17,900	Autoliv, Inc.[a]	$1,028,176
54,800	Carnival Corporation	1,900,464
28,100	Carter’s, Inc.[a]	681,144
75,800	Chico’s FAS, Inc.	710,246
95,900	Comcast Corporation	1,867,173
42,800	Cooper Tire & Rubber Company	924,908
18,400	Darden Restaurants, Inc.	770,776
18,700	Discovery Communications, Inc.[a,b]	722,007
18,250	Dollar Tree, Inc.[a]	808,840
69,400	Home Depot, Inc.	1,978,594
79,100	J.C. Penney Company, Inc.	1,948,233
125,000	Leapfrog Enterprises, Inc.[a]	635,000
32,400	Time Warner Cable, Inc.	1,852,308
53,800	Walt Disney Company	1,812,522
17,200	WMS Industries, Inc.[a]	662,372

	Total Consumer Discretionary	18,302,763

Consumer Staples (6.9%)
800	Altria Group, Inc.	17,728
72,000	Avon Products, Inc.	2,241,360
16,900	Herbalife, Ltd.	838,916
20,000	Kellogg Company	1,001,000
71,600	Kraft Foods, Inc.	2,091,436
45,000	Philip Morris International, Inc.	2,296,800
27,912	Procter & Gamble Company	1,707,098
155,900	SUPERVALU, Inc.	1,758,552
63,400	Walgreen Company	1,810,070

	Total Consumer Staples	13,762,960

Energy (7.7%)
20,300	Alpha Natural Resources, Inc.[a]	778,099
46,900	Baker Hughes, Inc.	2,263,863
34,300	ConocoPhillips	1,894,046
20,900	ENSCO International plc ADR	873,829
17,300	EOG Resources, Inc.	1,686,750
35,600	Forest Oil Corporation[a]	1,017,804
67,200	Halliburton Company	2,007,936
184,400	International Coal Group, Inc.[a,b]	829,800
22,600	Occidental Petroleum Corporation	1,761,218
51,100	Peabody Energy Corporation	2,307,165

	Total Energy	15,420,510

Financials (10.5%)
42,700	Capital One Financial Corporation	1,807,491
521,600	Citigroup, Inc.[a]	2,138,560
141,500	Fifth Third Bancorp	1,798,465
33,400	Healthcare Realty Trust, Inc.	783,898
40,900	Invesco, Ltd.	799,186
26,200	Lazard, Ltd.	777,354
95,800	Morgan Stanley	2,585,642
20,800	Nationwide Health Properties, Inc.	778,336
67,900	Ocwen Financial Corporation[a]	717,024
51,300	People’s United Financial, Inc.	709,992
21,200	Potlatch Corporation	785,672
34,800	Prudential Financial, Inc.	1,993,692
42,700	Texas Capital Bancshares, Inc.[a]	712,663
38,400	Travelers Companies, Inc.	1,937,280
67,100	Wells Fargo & Company	1,860,683

Shares	Common Stock (65.9%)	Value
Financials (10.5%) - continued
31,900	Zions Bancorporation[b]	$707,861

	Total Financials	20,893,799

Health Care (7.8%)
2,900	Amgen, Inc.[a]	158,137
12,600	Beckman Coulter, Inc.	577,458
42,400	Biogen Idec, Inc.[a]	2,369,312
2,700	C.R. Bard, Inc.	212,031
21,300	Community Health Systems, Inc.[a]	690,759
13,300	Covance, Inc.[a]	515,508
100,100	King Pharmaceuticals, Inc.[a]	876,876
55,500	Medtronic, Inc.	2,051,835
19,500	NuVasive, Inc.[a,b]	639,015
147,800	Pfizer, Inc.	2,217,000
100	Shire Pharmaceuticals Group plc ADR	6,887
13,000	Teva Pharmaceutical Industries, Ltd. ADR	635,050
14,300	United Therapeutics Corporation[a]	699,127
74,000	UnitedHealth Group, Inc.	2,253,300
30,800	Zimmer Holdings, Inc.[a]	1,632,092

	Total Health Care	15,534,387

Industrials (6.8%)
36,400	CSX Corporation	1,919,008
24,400	FedEx Corporation	2,014,220
7,800	Flowserve Corporation	773,448
41,500	Fluor Corporation	2,004,035
19,250	FTI Consulting, Inc.[a]	680,488
48,900	Jacobs Engineering Group, Inc.[a]	1,788,273
76,800	Manitowoc Company, Inc.	795,648
3,500	Manpower, Inc.	167,930
33,900	Norfolk Southern Corporation	1,907,553
19,400	Old Dominion Freight Line, Inc.[a]	764,942
21,600	Shaw Group, Inc.[a]	692,064

	Total Industrials	13,507,609

Information Technology (12.1%)
60,100	Analog Devices, Inc.	1,785,571
142,578	Atmel Corporation[a]	745,683
82,300	Cisco Systems, Inc.[a]	1,898,661
75,800	Cogent, Inc.[a]	681,442
29,800	CommVault Systems, Inc.[a]	551,896
96,300	EMC Corporation[a]	1,905,777
118,400	Flextronics International, Ltd.[a]	736,448
5,000	Google, Inc.[a]	2,424,250
39,200	Hewlett-Packard Company	1,804,768
21,700	Lender Processing Services, Inc.	693,098
22,000	McAfee, Inc.[a]	728,200
45,200	Nuance Communications, Inc.[a]	746,252
23,400	Polycom, Inc.[a]	694,512
24,000	Salesforce.com, Inc.[a]	2,374,800
70,800	Teradyne, Inc.[a,b]	761,808
43,997	VMware, Inc.[a]	3,411,087
209,200	Xerox Corporation	2,037,608

	Total Information Technology	23,981,861

Materials (2.2%)
28,700	Freeport-McMoRan Copper & Gold, Inc.	2,053,198
28,400	Newmont Mining Corporation	1,587,560

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
70

Balanced Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Shares	Common Stock (65.9%)	Value
Materials (2.2%) - continued
11,600	Walter Energy, Inc.	$827,080

	Total Materials	4,467,838

Utilities (2.7%)
47,300	American Electric Power Company, Inc.	1,701,854
40,400	Exelon Corporation	1,689,932
30,100	Southwest Gas Corporation	968,317
42,800	Xcel Energy, Inc.	941,172

	Total Utilities	5,301,275

	Total Common Stock (cost $124,214,495)	131,173,002

Principal Amount	Long-Term Fixed Income (35.7%)	Value
Asset-Backed Securities (2.1%)
	Carrington Mortgage Loan Trust
150,000	0.479%, 8/25/2010[c]	70,185
	Countrywide Asset-Backed Certificates
353,222	5.549%, 8/25/2021[d]	281,723
	First Horizon ABS Trust
615,441	0.459%, 8/25/2010[c,d]	439,944
	GMAC Mortgage Corporation Loan Trust
684,311	0.509%, 8/25/2010[c,d]	308,933
623,460	0.509%, 8/25/2010[c,d]	333,631
	Goldman Sachs Alternative Mortgage Products Trust
300,000	0.409%, 8/25/2010[c]	273,247
	Green Tree Financial Corporation
327,267	6.330%, 11/1/2029	332,747
	Popular ABS Mortgage Pass-Through Trust
250,000	5.297%, 11/25/2035	215,860
	Renaissance Home Equity Loan Trust
1,295,146	5.608%, 5/25/2036	1,010,804
500,000	5.285%, 1/25/2037	435,311
	Wachovia Asset Securitization, Inc.
794,425	0.469%, 8/25/2010[c,d,e]	527,498

	Total Asset-Backed Securities	4,229,883

Basic Materials (0.7%)
	Alcoa, Inc.
200,000	6.150%, 8/15/2020[f]	202,681
	ArcelorMittal
250,000	6.125%, 6/1/2018	271,258
	Dow Chemical Company
200,000	8.550%, 5/15/2019	249,775
	Noble Group, Ltd.
300,000	6.750%, 1/29/2020[g]	304,500
	Rio Tinto Finance USA, Ltd.
200,000	9.000%, 5/1/2019	267,749

	Total Basic Materials	1,295,963

Capital Goods (0.4%)
	Hutchinson Whampoa Finance, Ltd.
250,000	5.750%, 9/11/2019[g]	272,007

Principal Amount	Long-Term Fixed Income (35.7%)	Value
Capital Goods (0.4%) - continued
	Republic Services, Inc.
$100,000	5.000%, 3/1/2020[g]	$105,227
200,000	5.250%, 11/15/2021[g]	216,141
	Textron, Inc.
100,000	7.250%, 10/1/2019	115,512

	Total Capital Goods	708,887

Collateralized Mortgage Obligations (1.3%)
	Banc of America Mortgage Securities, Inc.
773,963	4.784%, 9/25/2035	654,808
	Bear Stearns Mortgage Funding Trust
225,046	0.469%, 8/25/2010[c]	45,336
	HomeBanc Mortgage Trust
541,261	5.962%, 4/25/2037	348,348
	J.P. Morgan Alternative Loan Trust
564,233	5.734%, 3/25/2036	367,342
	J.P. Morgan Mortgage Trust
192,809	5.740%, 6/25/2036	185,043
	Merrill Lynch Mortgage Investors, Inc.
703,667	2.751%, 6/25/2035	624,289
	Thornburg Mortgage Securities Trust
416,312	0.439%, 8/25/2010[c]	401,475

	Total Collateralized Mortgage Obligations	2,626,641

Commercial Mortgage-Backed Securities (4.4%)
	Bear Stearns Commercial Mortgage Securities, Inc.
1,500,000	0.491%, 8/15/2010[c,e]	1,336,353
827,258	4.487%, 2/11/2041	844,060
250,000	5.613%, 6/11/2050	261,901
	Citigroup/Deutsche Bank Commercial Mortgage
250,000	5.322%, 12/11/2049	249,529
	Commercial Mortgage Pass-Through Certificates
8,293	0.441%, 8/15/2010[c,g]	8,282
1,000,000	0.471%, 8/15/2010[c,e]	820,880
750,000	0.521%, 8/15/2010[c,e]	639,917
	Credit Suisse Mortgage Capital Certificates
1,500,000	0.511%, 8/15/2010[c,g]	1,276,783
	Government National Mortgage Association
695,493	3.214%, 1/16/2040	725,761
	Greenwich Capital Commercial Funding Corporation
250,000	5.867%, 12/10/2049	209,856
	GS Mortgage Securities Corporation II
1,000,000	0.478%, 8/6/2010[c,g]	949,546
	Merrill Lynch Mortgage Trust
375,000	5.441%, 1/12/2044	369,168
	Morgan Stanley Capital I, Inc.
500,000	4.970%, 4/14/2040	515,111

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
71

Balanced Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (35.7%)	Value

Commercial Mortgage-Backed Securities (4.4%) - continued
	Wachovia Bank Commercial Mortgage Trust
$375,000	5.765%, 7/15/2045	$402,499
	WaMu Commercial Mortgage Securities Trust
134,739	3.830%, 1/25/2035[g]	136,281

	Total Commercial Mortgage-Backed Securities	8,745,927

Communications Services (1.5%)
	America Movil SA de CV
200,000	5.000%, 3/30/2020[g]	212,631
	CBS Corporation
200,000	8.875%, 5/15/2019	256,816
	Crown Castle Towers, LLC
200,000	6.113%, 1/15/2020[g]	219,801
200,000	4.883%, 8/15/2020[f,g]	201,354
	Frontier Communications Corporation
120,000	6.250%, 1/15/2013	123,900
	New Cingular Wireless Services, Inc.
140,000	8.750%, 3/1/2031	195,473
	News America, Inc.
75,000	5.650%, 8/15/2020	83,761
125,000	6.400%, 12/15/2035	135,128
	Qwest Corporation
350,000	8.875%, 3/15/2012	378,438
	Rogers Communications, Inc.
280,000	6.750%, 3/15/2015	330,112
40,000	8.750%, 5/1/2032	51,641
	SBA Tower Trust
200,000	5.101%, 4/15/2017[g]	213,950
	Telecom Italia Capital SA
200,000	5.250%, 10/1/2015	210,613
	Time Warner Cable, Inc.
200,000	8.750%, 2/14/2019	257,395
	Verizon Communications, Inc.
100,000	8.950%, 3/1/2039	144,127

	Total Communications Services	3,015,140

Consumer Cyclical (0.7%)
	CVS Caremark Corporation
250,000	6.125%, 9/15/2039	266,848
	Ford Motor Credit Company, LLC
150,000	7.000%, 4/15/2015	155,161
	Nissan Motor Acceptance Corporation
315,000	5.625%, 3/14/2011[g]	322,609
200,000	4.500%, 1/30/2015[g]	208,858
	Toyota Motor Credit Corporation
200,000	4.500%, 6/17/2020	207,680
	Wal-Mart Stores, Inc.
230,000	5.875%, 4/5/2027	258,787

	Total Consumer Cyclical	1,419,943

Consumer Non-Cyclical (1.0%)
	Altria Group, Inc.
200,000	9.700%, 11/10/2018	262,032
	AmerisourceBergen Corporation
200,000	4.875%, 11/15/2019	209,023

Principal Amount	Long-Term Fixed Income (35.7%)	Value

Consumer Non-Cyclical (1.0%) - continued
	Anheuser-Busch InBev Worldwide, Inc.
$200,000	5.375%, 11/15/2014[g]	$221,909
	CareFusion Corporation
150,000	6.375%, 8/1/2019	173,250
	HCA, Inc.
150,000	9.250%, 11/15/2016	162,000
	Johnson & Johnson
250,000	5.950%, 8/15/2037	298,843
	Kraft Foods, Inc.
250,000	5.375%, 2/10/2020	273,463
	Kroger Company
200,000	6.400%, 8/15/2017	235,801
	Life Technologies Corporation
200,000	4.400%, 3/1/2015	209,699

	Total Consumer Non-Cyclical	2,046,020

Energy (0.6%)
	CenterPoint Energy Resources Corporation
300,000	6.125%, 11/1/2017	332,614
	Ras Laffan Liquefied Natural Gas Company, Ltd. II
300,000	5.298%, 9/30/2020[g]	320,547
	Ras Laffan Liquefied Natural Gas Company, Ltd. III
125,000	5.832%, 9/30/2016[g]	136,665
	Valero Energy Corporation
200,000	6.125%, 2/1/2020	216,988
	XTO Energy, Inc.
200,000	5.500%, 6/15/2018	231,735

	Total Energy	1,238,549

Financials (6.9%)
	AMB Property, LP
200,000	6.125%, 12/1/2016	215,680
	American Express Company
200,000	7.000%, 3/19/2018	236,128
	Axis Specialty Finance, LLC
250,000	5.875%, 6/1/2020	240,996
	Banco Santander Chile
200,000	2.875%, 11/13/2012[g]	201,759
	Bank of America Corporation
150,000	6.500%, 8/1/2016	167,000
260,000	5.625%, 7/1/2020	268,274
	Barclays Bank plc
200,000	2.500%, 1/23/2013	201,980
	Barclays Bank plc, Convertible
500,000	1.000%, 6/25/2017[h]	517,800
	Bear Stearns Companies, Inc.
200,000	6.400%, 10/2/2017	227,177
	Blackstone Holdings Finance Company, LLC
150,000	6.625%, 8/15/2019[g]	155,192
	Capital One Bank USA NA
100,000	8.800%, 7/15/2019	127,292
	Capital One Capital V
150,000	10.250%, 8/15/2039	162,375
	Citigroup, Inc.
200,000	6.500%, 8/19/2013	219,353
250,000	6.000%, 12/13/2013	269,080
200,000	8.500%, 5/22/2019	243,043

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
72

Balanced Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (35.7%)	Value
Financials (6.9%) - continued
	CNA Financial Corporation
$200,000	6.500%, 8/15/2016	$211,331
	Commonwealth Bank of Australia
200,000	3.750%, 10/15/2014[g]	209,108
	Corestates Capital Trust I
375,000	8.000%, 12/15/2026[g]	376,063
	Credit Suisse Securities USA, LLC, Convertible
300,000	1.000%, 4/28/2017[h]	285,960
	Discover Bank
250,000	8.700%, 11/18/2019	290,041
	Fifth Third Bancorp
200,000	5.450%, 1/15/2017	206,336
	General Electric Capital
	Corporation
100,000	6.000%, 8/7/2019	110,690
	Goldman Sachs Group, Inc.
200,000	3.700%, 8/1/2015	201,426
	Goldman Sachs Group, Inc.,
	Convertible
500,000	1.000%, 1/31/2015[h]	453,373
	Health Care REIT, Inc.
200,000	6.125%, 4/15/2020	211,501
	HSBC Holdings plc
165,000	6.500%, 5/2/2036	179,215
	International Lease Finance
	Corporation
100,000	8.625%, 9/15/2015[g]	101,750
	J.P. Morgan Chase & Company
200,000	4.950%, 3/25/2020	210,541
200,000	4.400%, 7/22/2020	200,481
	Liberty Property, LP
200,000	5.500%, 12/15/2016	209,458
	Lincoln National Corporation
150,000	8.750%, 7/1/2019	188,702
	Lloyds TSB Bank plc
300,000	5.800%, 1/13/2020[g]	305,508
	Merrill Lynch & Company, Inc.
325,000	5.450%, 2/5/2013	346,642
200,000	6.875%, 4/25/2018	223,135
	Morgan Stanley
200,000	7.300%, 5/13/2019	225,767
200,000	5.500%, 1/26/2020	200,960
	MUFG Capital Finance 1, Ltd.
215,000	6.346%, 7/25/2016	212,779
	Nationwide Building Society
200,000	6.250%, 2/25/2020[g]	213,989
	Nordea Bank AB
200,000	4.875%, 1/27/2020[g]	211,477
	PNC Funding Corporation
200,000	5.125%, 2/8/2020	211,883
	Principal Financial Group, Inc.
200,000	8.875%, 5/15/2019	249,815
	ProLogis
100,000	6.875%, 3/15/2020	95,819
	Prudential Financial, Inc.
200,000	4.750%, 9/17/2015	212,072
225,000	6.100%, 6/15/2017	247,173
100,000	5.700%, 12/14/2036	93,172
	Rabobank Nederland NV
300,000	4.750%, 1/15/2020[g]	314,972

Principal Amount	Long-Term Fixed Income (35.7%)	Value
Financials (6.9%) - continued
	Reinsurance Group of America, Inc.
$300,000	5.625%, 3/15/2017	$315,641
	Royal Bank of Scotland Group plc
200,000	6.400%, 10/21/2019	211,270
	Royal Bank of Scotland plc
150,000	4.875%, 8/25/2014[g]	154,885
	SLM Corporation
100,000	8.000%, 3/25/2020	88,750
	Swiss RE Capital I, LP
275,000	6.854%, 5/25/2016[g]	238,251
	TNK-BP Finance SA
200,000	6.250%, 2/2/2015[g]	207,000
	Travelers Companies, Inc.
105,000	6.250%, 6/15/2037	119,525
	UnitedHealth Group, Inc.
150,000	6.500%, 6/15/2037	164,628
	USB Capital XIII Trust
200,000	6.625%, 12/15/2039	209,456
	Wachovia Bank NA
285,000	4.875%, 2/1/2015	301,792
	Wachovia Capital Trust III
495,000	5.800%, 3/15/2011	418,919
	WEA Finance, LLC/WT Finance
	Australia, Pty Ltd.
225,000	6.750%, 9/2/2019[g]	258,093
	Wells Fargo & Company
150,000	4.950%, 10/16/2013	160,567
	Westpac Banking Corporation
200,000	2.250%, 11/19/2012	202,713
	Willis North America, Inc.
220,000	6.200%, 3/28/2017	230,895

	Total Financials	13,746,653

Foreign Government (0.8%)
	Bermuda Government International Bond
200,000	5.603%, 7/20/2020[g]	208,458
	Chile Government International Bond
200,000	3.875%, 8/5/2020	199,752
	Corporacion Andina de Fomento
500,000	5.750%, 1/12/2017	540,181
	Poland Government International Bond
100,000	3.875%, 7/16/2015	102,424
	Qatar Government International Bond
200,000	4.000%, 1/20/2015[g]	207,250
	Russia Government International Bond
250,000	5.000%, 4/29/2020[g]	251,875

	Total Foreign Government	1,509,940

Mortgage-Backed Securities (8.0%)
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
10,900,000	5.500%, 8/1/2040[f]	11,744,750
2,750,000	6.000%, 8/1/2040[f]	2,987,187

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
73

Balanced Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (35.7%)	Value
Mortgage-Backed Securities (8.0%) - continued
$1,000,000	6.500%, 8/1/2040[f]	$1,096,406
	Total Mortgage-Backed Securities	15,828,343

Technology (0.2%)
	Affiliated Computer Services, Inc.
200,000	5.200%, 6/1/2015	211,802
	Oracle Corporation
200,000	3.875%, 7/15/2020[g]	204,563

	Total Technology	416,365

Transportation (0.6%)
	American Airlines Pass Through Trust
98,625	10.375%, 7/2/2019	110,460
	Continental Airlines, Inc.
200,000	7.250%, 11/10/2019	213,000
	Delta Air Lines, Inc.
196,722	7.750%, 12/17/2019	213,443
	ERAC USA Finance, LLC
200,000	5.250%, 10/1/2020[g]	204,989
	FedEx Corporation
311,647	6.720%, 1/15/2022	339,296
	United Air Lines, Inc.
194,905	10.400%, 11/1/2016	212,446

	Total Transportation	1,293,634

U.S. Government and Agencies (4.8%)
	U.S. Treasury Bonds
210,000	4.750%, 2/15/2037	239,105
175,000	5.000%, 5/15/2037	206,965
150,000	4.250%, 5/15/2039	156,937
250,000	4.625%, 2/15/2040	278,008
	U.S. Treasury Notes
500,000	3.500%, 5/31/2013	538,867
750,000	1.125%, 6/15/2013	757,035
2,500,000	1.500%, 12/31/2013	2,543,945
350,000	2.375%, 9/30/2014	365,558
200,000	3.625%, 2/15/2020	212,297
200,000	3.500%, 5/15/2020	210,032
	U.S. Treasury Notes, TIPS
1,161,312	2.500%, 7/15/2016	1,295,679
1,277,212	1.875%, 7/15/2019	1,371,506
1,387,210	1.375%, 1/15/2020	1,423,949

	Total U.S. Government and Agencies	9,599,883

U.S. Municipals (0.1%)
	North Texas Tollway Authority Revenue Bonds (Build America Bonds)
150,000	6.718%, 1/1/2049	154,299

	Total U.S. Municipals	154,299

Utilities (1.6%)
	Abu Dhabi National Energy Company
150,000	6.250%, 9/16/2019[g]	157,236
	Cleveland Electric Illuminating Company
245,000	5.700%, 4/1/2017	266,034

Principal Amount	Long-Term Fixed Income (35.7%)	Value

Utilities (1.6%) - continued
	Enterprise Products Operating, LLC
$200,000	5.200%, 9/1/2020	$214,255
	FirstEnergy Solutions Corporation
150,000	4.800%, 2/15/2015	159,739
	ITC Holdings Corporation
225,000	6.050%, 1/31/2018[g]	249,118
	MidAmerican Energy Holdings Company
225,000	6.500%, 9/15/2037	264,427
	NiSource Finance Corporation
100,000	6.125%, 3/1/2022	110,069
	ONEOK Partners, LP
200,000	8.625%, 3/1/2019	256,386
	Pennsylvania Electric Company
200,000	5.200%, 4/1/2020	210,744
	Petrobras International Finance Company
250,000	5.750%, 1/20/2020	265,793
	Power Receivables Finance, LLC
180,453	6.290%, 1/1/2012[e]	180,514
	Union Electric Company
350,000	6.400%, 6/15/2017	400,936
	Virginia Electric & Power Company
145,000	6.000%, 1/15/2036	164,447
	Williams Partners, LP
200,000	5.250%, 3/15/2020	213,572

	Total Utilities	3,113,270

	Total Long-Term Fixed Income (cost $71,605,788)	70,989,340

Shares	Mutual Funds (0.9%)	Value

Fixed Income Mutual Funds (0.9%)
366,132	Thrivent High Yield Fund	1,713,498

	Total Fixed Income Mutual Funds	1,713,498

	Total Mutual Funds (cost $1,400,000)	1,713,498

Shares	Preferred Stock (0.1%)	Value

Financials (0.1%)
1,150	Citigroup, Inc., Convertible, 7.500%	139,955
12,000	Federal National Mortgage Association, 8.250%[a]	4,080
4,000	HSBC Holdings plc, 8.000%[a]	103,920

	Total Financials	247,955

	Total Preferred Stock (cost $392,431)	247,955

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
74

Balanced Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Shares	Collateral Held for Securities Loaned (1.0%)	Value
1,963,875	Thrivent Financial Securities Lending Trust	$1,963,875

	Total Collateral Held for Securities Loaned (cost $1,963,875)	1,963,875

Principal Amount	Short-Term Investments (5.4%)[i]	Value
	Federal Home Loan Bank Discount Notes
1,000,000	0.180%, 8/4/2010	999,980
7,000,000	0.170%, 8/11/2010	6,999,636
	Federal Home Loan Mortgage Corporation Discount Notes
1,000,000	0.180%, 8/10/2010	999,950
	Federal National Mortgage Association Discount Notes
300,000	0.200%, 10/18/2010[j,k]	299,870
	Jupiter Securitization Company, LLC
1,438,000	0.190%, 8/2/2010[l]	1,437,985

	Total Short-Term Investments (at amortized cost)	10,737,421

	Total Investments (cost $210,314,010) 109.0%	$216,825,091

	Other Assets and Liabilities, Net (9.0%)	(17,862,854)

	Total Net Assets 100.0%	$198,962,237

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
d	All or a portion of the security is insured or guaranteed.
e	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Balanced Fund owned as of July 30, 2010.

Security	Acquisition Date	Amortized Cost
Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$1,500,000
Commercial Mortgage Pass- Through Certificates	5/2/2007	750,000
Commercial Mortgage Pass- Through Certificates	10/18/2006	1,000,000
Power Receivables Finance, LLC	9/30/2003	181,110
Wachovia Asset Securitization, Inc.	3/16/2007	794,425

f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 30, 2010, the value of these investments was $9,758,627 or 4.9% of total net assets.

h	These securities are Equity-Linked Structured Securities. These securities are linked to the S&P 500 Index.
i	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
j	At July 30, 2010, $199,913 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
k	At July 30, 2010, $99,957 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.
l	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank or institution.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$14,684,510
Gross unrealized depreciation	(8,173,429)

Net unrealized appreciation (depreciation)	$6,511,081

Cost for federal income tax purposes	$210,314,010

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
75

Balanced Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 30, 2010, in valuing Balanced Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	18,302,763	18,302,763	–	–
Consumer Staples	13,762,960	13,762,960	–	–
Energy	15,420,510	15,420,510	–	–
Financials	20,893,799	20,893,799	–	–
Health Care	15,534,387	15,534,387	–	–
Industrials	13,507,609	13,507,609	–	–
Information Technology	23,981,861	23,981,861	–	–
Materials	4,467,838	4,467,838	–	–
Utilities	5,301,275	5,301,275	–	–
Long-Term Fixed Income
Asset-Backed Securities	4,229,883	–	3,702,385	527,498
Basic Materials	1,295,963	–	1,295,963	–
Capital Goods	708,887	–	708,887	–
Collateralized Mortgage Obligations	2,626,641	–	2,626,641	–
Commercial Mortgage-Backed Securities	8,745,927	–	8,745,927	–
Communications Services	3,015,140	–	3,015,140	–
Consumer Cyclical	1,419,943	–	1,419,943	–
Consumer Non-Cyclical	2,046,020	–	2,046,020	–
Energy	1,238,549	–	1,238,549	–
Financials	13,746,653	–	12,942,893	803,760
Foreign Government	1,509,940	–	1,509,940	–
Mortgage-Backed Securities	15,828,343	–	15,828,343	–
Technology	416,365	–	416,365	–
Transportation	1,293,634	–	544,285	749,349
U.S. Government and Agencies	9,599,883	–	9,599,883	–
U.S. Municipals	154,299	–	154,299	–
Utilities	3,113,270	–	3,113,270	–
Mutual Funds
Fixed Income Mutual Funds	1,713,498	1,713,498	–	–
Preferred Stock
Financials	247,955	247,955	–	–
Collateral Held for Securities Loaned	1,963,875	1,963,875	–	–
Short-Term Investments	10,737,421	–	10,737,421	–
Total	$216,825,091	$135,098,330	$79,646,154	$2,080,607

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	119,786	119,786	–	–
Total Asset Derivatives	$119,786	$119,786	$–	$–

Liability Derivatives
Futures Contracts	159,182	159,182	–	–
Credit Default Swaps	1,951	–	1,951	–
Total Liability Derivatives	$161,133	$159,182	$1,951	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
76

Balanced Fund

Schedule of Investments as of July 30, 2010

(unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Balanced Fund.

Investments in Securities	Value October 31, 2009	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/ (Sales)	Transfers Into Level 3	Transfers Out of Level 3	Value July 30, 2010
Long-Term Fixed Income
Asset-Backed Securities	390,506	–	–	195,257	(58,265)	–	–	527,498
Commercial
Mortgage-Backed
Securities	506,250	–	28,281	(6,250)	(528,281)	–	–	–
Financials	–	–	–	3,760	800,000	–	–	803,760
Transportation	204,000	–	–	41,348	190,251	313,750	–	749,349
Total	$1,100,756	$–	$28,281	$234,115	$403,705	$313,750	$–	$2,080,607

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(15)	September 2010	($3,270,423)	($3,286,875)	($16,452)
5-Yr. U.S. Treasury Bond Futures	15	September 2010	1,755,866	1,797,422	41,556
10-Yr. U.S. Treasury Bond Futures	(50)	September 2010	(6,047,895)	(6,190,625)	(142,730)
20-Yr. U.S. Treasury Bond Futures	20	September 2010	2,496,145	2,574,375	78,230
Total Futures Contracts					($39,396)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX IG, Series 14, 5 Year, at	Buy	12/20/2015	$1,500,000	($4,096)	$3,418	($678)
1.00%; Bank of America
CDX IG, Series 14, 5 Year, at	Buy	12/20/2015	2,250,000	(6,399)	5,126	(1,273)
1.00%; J.P. Morgan Chase and Co.
Total Credit Default Swaps					$8,544	($1,951)

1	As the buyer of protection, Balanced Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Balanced Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Balanced Fund could be required to make as the seller or receive as the buyer of protection.
3	The market values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Balanced Fund, is as follows:

Fund	Value October 31, 2009	Gross Purchases	Gross Sales	Shares Held at July 30, 2010	Value July 30, 2010	Income Earned November 1, 2009 - July 30, 2010
High Yield	$1,636,610	$–	$–	366,132	$1,713,498	$105,862
Money Market	1,841,222	1,882,217	3,723,439	–	–	5
Thrivent Financial
Securities Lending Trust	2,435,412	41,533,663	42,005,200	1,963,875	1,963,875	53,818
Total Value and Income Earned	5,913,244				3,677,373	159,685

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
77

High Yield Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Bank Loans (2.0%)[a]	Value
Consumer Cyclical (0.2%)
	Rite Aid Corporation, Term Loan
$1,136,012	9.500%, 6/5/2015	$1,157,789

	Total Consumer Cyclical	1,157,789

Consumer Non-Cyclical (0.1%)
	Spectrum Brands, Inc., Term Loan
360,000	8.000%, 6/16/2016	363,150

	Total Consumer Non-Cyclical	363,150

Financials (0.5%)
	Nuveen Investments, Inc., Term Loan
3,530,000	12.500%, 7/31/2015	3,843,288

	Total Financials	3,843,288

Transportation (0.2%)
	Delta Air Lines, Inc., Term Loan
1,389,500	8.750%, 9/27/2013	1,397,031

	Total Transportation	1,397,031

Utilities (1.0%)
	Energy Future Holdings, Term Loan
9,493,875	2.016%, 10/10/2014[b,c]	7,375,981

	Total Utilities	7,375,981

	Total Bank Loans (cost $14,655,003)	14,137,239

Principal Amount	Long-Term Fixed Income (90.9%)	Value
Asset-Backed Securities (0.6%)
	Countrywide Asset-Backed Certificates
557,090	0.439%, 8/25/2010[d,e]	456,711
	J.P. Morgan Mortgage Trust
2,400,000	5.461%, 10/25/2036	1,708,005
	Renaissance Home Equity Loan Trust
2,309,886	5.746%, 5/25/2036	1,448,137
1,600,000	6.011%, 5/25/2036	915,101

	Total Asset-Backed Securities	4,527,954

Basic Materials (10.1%)
	AK Steel Corporation
630,000	7.625%, 5/15/2020[f]	632,363
	Arch Western Finance, LLC
3,245,000	6.750%, 7/1/2013	3,261,225
	Boise Paper Holdings, LLC
1,200,000	8.000%, 4/1/2020	1,242,000
	Cascades, Inc.
750,000	7.750%, 12/15/2017	780,000
1,540,000	7.875%, 1/15/2020	1,597,750
	Cellu Tissue Holdings, Inc.
1,450,000	11.500%, 6/1/2014	1,576,875
	CF Industries, Inc.
1,870,000	6.875%, 5/1/2018	1,963,500
	CONSOL Energy, Inc.
2,200,000	8.000%, 4/1/2017[g]	2,337,500
2,430,000	8.250%, 4/1/2020[g]	2,612,250
	Domtar Corporation
3,140,000	7.125%, 8/15/2015	3,359,800

Principal Amount	Long-Term Fixed Income (90.9%)	Value
Basic Materials (10.1%) - continued
$1,370,000	10.750%, 6/1/2017[f]	$1,688,525
	Drummond Company, Inc.
700,000	9.000%, 10/15/2014[g]	738,500
4,005,000	7.375%, 2/15/2016	4,005,000
	FMG Finance, Pty., Ltd.
4,715,000	10.625%, 9/1/2016[g]	5,375,100
	Graphic Packaging International, Inc.
3,725,000	9.500%, 8/15/2013	3,790,187
700,000	9.500%, 6/15/2017	749,000
	Griffin Coal Mining Company, Pty., Ltd.
1,515,000	9.500%, 12/1/2016[g,h]	909,000
	Hexion Finance Escrow, LLC
4,450,000	8.875%, 2/1/2018	4,288,688
	LBI Escrow Corporation
2,900,000	8.000%, 11/1/2017[f,g]	3,048,625
	Lyondell Chemical Company
2,376,667	11.000%, 5/1/2018[f]	2,557,888
	NewPage Corporation
1,820,000	10.000%, 5/1/2012[f]	1,028,300
1,900,000	11.375%, 12/31/2014[f]	1,759,875
	NOVA Chemicals Corporation
2,550,000	8.625%, 11/1/2019	2,645,625
	Patriot Coal Corporation
1,170,000	8.250%, 4/30/2018	1,150,987
	Rock-Tenn Company
2,050,000	9.250%, 3/15/2016	2,226,812
	Ryerson Holding Corporation
4,230,000	Zero Coupon, 2/1/2015[g]	1,861,200
	Ryerson, Inc.
1,700,000	12.000%, 11/1/2015	1,780,750
	Severstal Columbus, LLC
1,400,000	10.250%, 2/15/2018[g]	1,445,500
	Solutia, Inc.
2,370,000	8.750%, 11/1/2017	2,583,300
	Steel Dynamics, Inc.
2,920,000	7.750%, 4/15/2016	3,036,800
	Teck Resources, Ltd.
2,440,000	10.250%, 5/15/2016	2,952,400
2,310,000	10.750%, 5/15/2019	2,884,728

	Total Basic Materials	71,870,053

Capital Goods (7.6%)
	Associated Materials, LLC
1,860,000	9.875%, 11/15/2016	2,015,775
	Berry Plastics Escrow Corporation
2,240,000	8.875%, 9/15/2014	2,256,800
	Berry Plastics Holding Corporation
1,200,000	8.875%, 9/15/2014	1,197,000
	Case New Holland, Inc.
2,800,000	7.875%, 12/1/2017[f,g]	2,933,000
	Coleman Cable, Inc.
2,580,000	9.000%, 2/15/2018[f]	2,580,000
	DRS Technologies, Inc.
2,600,000	6.625%, 2/1/2016	2,579,762
	General Cable Corporation, Convertible
1,868,000	4.500%, 11/15/2019[i]	1,767,595
	Goodman Global Group, Inc.
4,200,000	Zero Coupon, 12/15/2014[g]	2,625,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
78

High Yield Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (90.9%)	Value
Capital Goods (7.6%) - continued
	Graham Packaging Company, LP/GPC Capital Corporation I
$3,030,000	9.875%, 10/15/2014	$3,143,625
2,200,000	8.250%, 1/1/2017[g]	2,200,000
	Leucadia National Corporation
5,070,000	7.125%, 3/15/2017	5,044,650
	Norcraft Companies, LP/Norcraft Finance Corporation
1,390,000	10.500%, 12/15/2015	1,459,500
	Owens-Illinois, Inc.
3,030,000	7.800%, 5/15/2018	3,264,825
	Plastipak Holdings, Inc.
2,595,000	8.500%, 12/15/2015[g]	2,659,875
500,000	10.625%, 8/15/2019[g]	561,250
	RBS Global, Inc./Rexnord Corporation
1,170,000	11.750%, 8/1/2016[f]	1,251,900
3,980,000	8.500%, 5/1/2018[g]	4,019,800
	Reynolds Group DL Escrow, Inc.
1,050,000	7.750%, 10/15/2016[g]	1,097,250
	RSC Equipment Rental, Inc.
2,380,000	9.500%, 12/1/2014	2,445,450
	SPX Corporation
1,790,000	7.625%, 12/15/2014	1,875,025
	TransDigm, Inc.
4,065,000	7.750%, 7/15/2014[f]	4,186,950
	United Rentals North America, Inc.
2,310,000	10.875%, 6/15/2016	2,552,550

	Total Capital Goods	53,717,582

Communications Services (17.0%)
	Cengage Learning Acquisitions, Inc.
4,660,000	10.500%, 1/15/2015[g]	4,508,550
	Cincinnati Bell, Inc.
7,020,000	8.250%, 10/15/2017	6,949,800
	Clear Channel Worldwide Holdings, Inc.
4,500,000	9.250%, 12/15/2017[g]	4,725,000
	Cricket Communications, Inc.
4,670,000	9.375%, 11/1/2014[f]	4,827,612
	CSC Holdings, Inc.
3,050,000	8.500%, 6/15/2015	3,282,563
850,000	8.625%, 2/15/2019	928,625
	DISH DBS Corporation
3,160,000	7.125%, 2/1/2016	3,246,900
	Entravision Communications Corporation
940,000	8.750%, 8/1/2017[g]	949,400
	Equinix, Inc.
1,910,000	8.125%, 3/1/2018	1,991,175
	Frontier Communications Corporation
2,820,000	8.125%, 10/1/2018	2,989,200
	GCI, Inc.
4,200,000	8.625%, 11/15/2019	4,347,000
	Insight Communications Company, Inc.
2,340,000	9.375%, 7/15/2018[f,g]	2,474,550
	Intelsat Bermuda, Ltd.
5,652,500	11.500%, 2/4/2017	5,991,650

Principal Amount	Long-Term Fixed Income (90.9%)	Value
Communications Services (17.0%) - continued
	Intelsat Jackson Holdings, Ltd.
$2,120,000	8.500%, 11/1/2019[g]	$2,241,900
	Intelsat Subsidiary Holding Company, Ltd.
6,760,000	8.875%, 1/15/2015	7,013,500
200,000	8.875%, 1/15/2015[g]	206,500
	MetroPCS Wireless, Inc.
1,870,000	9.250%, 11/1/2014[f]	1,954,150
	New Communications Holdings, Inc.
2,810,000	8.250%, 4/15/2017[g]	2,999,675
5,000,000	8.500%, 4/15/2020[g]	5,337,500
	Nextel Communications, Inc.
2,370,000	6.875%, 10/31/2013	2,358,150
	Nielsen Finance, LLC/Nielsen Finance Company
2,400,000	10.000%, 8/1/2014	2,502,000
1,500,000	11.500%, 5/1/2016	1,683,750
	NII Capital Corporation
4,670,000	8.875%, 12/15/2019	4,950,200
	PAETEC Holding Corporation
5,600,000	9.500%, 7/15/2015[f]	5,600,000
	Quebecor Media, Inc.
3,210,000	7.750%, 3/15/2016	3,258,150
	Qwest Communications International, Inc.
4,190,000	7.500%, 2/15/2014	4,294,750
1,420,000	7.500%, 2/15/2014	1,455,500
	tw telecom holdings, inc.
2,100,000	8.000%, 3/1/2018[g]	2,186,625
	Umbrella Acquisition
2,350,000	9.750%, 3/15/2015[f,g]	2,123,813
	UPC Holding BV
4,000,000	9.875%, 4/15/2018[g]	4,180,000
	Videotron Ltee
1,710,000	9.125%, 4/15/2018	1,915,200
	Virgin Media Finance plc
4,510,000	9.125%, 8/15/2016	4,848,250
1,560,000	8.375%, 10/15/2019	1,692,600
	Virgin Media Finance plc, Convertible
940,000	6.500%, 11/15/2016	1,305,425
	Wind Acquisition Holdings Finance SPA
5,496,581	12.250%, 7/15/2017[f,g]	5,139,303
	Windstream Corporation
3,540,000	8.125%, 9/1/2018[g]	3,588,675

	Total Communications Services	120,047,641

Consumer Cyclical (20.8%)
	AMC Entertainment, Inc.
3,750,000	8.750%, 6/1/2019[f]	3,937,500
	American Axle & Manufacturing Holdings, Inc.
610,000	9.250%, 1/15/2017[g]	657,275
	American Axle & Manufacturing, Inc.
1,850,000	5.250%, 2/11/2014	1,669,625
	Ameristar Casinos, Inc.
2,810,000	9.250%, 6/1/2014	2,999,675

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
79

High Yield Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (90.9%)	Value
Consumer Cyclical (20.8%) - continued
	Beazer Homes USA, Inc.
$3,750,000	6.875%, 7/15/2015	$3,337,500
1,400,000	9.125%, 6/15/2018[f]	1,274,000
	Blockbuster, Inc.
1,928,000	11.750%, 10/1/2014[g]	1,253,200
	Burlington Coat Factory Warehouse Corporation
3,500,000	11.125%, 4/15/2014	3,666,250
	Circus & Eldorado Joint Venture/Silver Legacy Capital Corporation
4,980,000	10.125%, 3/1/2012	4,712,325
	Cooper-Standard Automotive, Inc.
1,170,000	8.500%, 5/1/2018[g]	1,210,950
	FireKeepers Development Authority
4,900,000	13.875%, 5/1/2015[g]	5,733,000
	Ford Motor Credit Company, LLC
9,120,000	8.000%, 6/1/2014	9,660,096
4,680,000	7.000%, 4/15/2015	4,841,020
1,870,000	6.625%, 8/15/2017[c]	1,856,061
	Gaylord Entertainment Company
5,800,000	6.750%, 11/15/2014[f]	5,568,000
	Goodyear Tire & Rubber Company
2,800,000	10.500%, 5/15/2016	3,136,000
	GWR Operating Partnership LLP
1,870,000	10.875%, 4/1/2017[g]	1,893,375
	Hanesbrands, Inc.
2,090,000	4.121%, 12/15/2010[e]	1,985,500
	Harrah’s Operating Company, Inc.
3,750,000	10.000%, 12/15/2018[f]	3,154,687
	KB Home
3,040,000	6.250%, 6/15/2015	2,796,800
	Lear Corporation
1,950,000	7.875%, 3/15/2018	2,028,000
1,950,000	8.125%, 3/15/2020[f]	2,028,000
	Levi Strauss & Company
2,570,000	7.625%, 5/15/2020[g]	2,621,400
	Macy’s Retail Holdings, Inc.
3,050,000	8.375%, 7/15/2015	3,412,187
	MGM Resorts International
1,860,000	6.750%, 9/1/2012	1,753,050
1,830,000	11.125%, 11/15/2017[f]	2,077,050
	Mohegan Tribal Gaming Authority
470,000	11.500%, 11/1/2017[f,g]	459,425
	NCL Corporation, Ltd.
3,730,000	11.750%, 11/15/2016	4,144,962
	Norcraft Holdings, LP/Norcraft Capital Corporation
1,038,000	9.750%, 9/1/2012	971,828
	Peninsula Gaming, LLC
1,830,000	8.375%, 8/15/2015	1,903,200
2,560,000	10.750%, 8/15/2017	2,662,400
	Penn National Gaming, Inc.
2,800,000	8.750%, 8/15/2019	2,926,000
	Perry Ellis International, Inc.
2,200,000	8.875%, 9/15/2013	2,238,500
	Phillips-Van Heusen Corporation
280,000	7.375%, 5/15/2020	291,900

Principal Amount	Long-Term Fixed Income (90.9%)	Value
Consumer Cyclical (20.8%) - continued
	Pinnacle Entertainment, Inc.
$3,500,000	7.500%, 6/15/2015	$3,395,000
1,420,000	8.750%, 5/15/2020[g]	1,388,050
	QVC, Inc.
1,350,000	7.125%, 4/15/2017[g]	1,383,750
3,250,000	7.375%, 10/15/2020[g]	3,331,250
	Realogy Corporation
1,880,000	10.500%, 4/15/2014[f]	1,616,800
	Rite Aid Corporation
2,500,000	7.500%, 3/1/2017	2,284,375
1,320,000	9.500%, 6/15/2017	1,079,100
	Seminole Hard Rock Entertainment
2,415,000	3.037%, 9/15/2010[e,g]	2,107,087
	Seminole Indian Tribe of Florida
5,185,000	7.804%, 10/1/2020[g]	4,774,555
	Service Corporation International
1,600,000	6.750%, 4/1/2015	1,620,000
	Shingle Springs Tribal Gaming Authority
5,075,000	9.375%, 6/15/2015[g]	4,161,500
	Speedway Motorsports, Inc.
2,570,000	8.750%, 6/1/2016	2,727,413
	Starwood Hotels & Resorts Worldwide, Inc.
2,600,000	7.875%, 10/15/2014	2,866,500
	Toys R Us Property Company I, LLC
2,610,000	10.750%, 7/15/2017	2,946,038
	Tunica-Biloxi Gaming Authority
4,230,000	9.000%, 11/15/2015[j]	3,791,137
	Universal City Development Partners, Ltd.
1,520,000	8.875%, 11/15/2015[g]	1,565,600
2,330,000	10.875%, 11/15/2016[g]	2,504,750
	West Corporation
1,870,000	9.500%, 10/15/2014	1,912,075
	WMG Acquisition Corporation
2,400,000	9.500%, 6/15/2016	2,610,000
	Wyndham Worldwide Corporation
2,800,000	6.000%, 12/1/2016	2,838,534
1,400,000	7.375%, 3/1/2020	1,474,983

	Total Consumer Cyclical	147,239,238

Consumer Discretionary (0.2%)
	Libbey Glass, Inc.
1,540,000	10.000%, 2/15/2015[g]	1,640,100

	Total Consumer Discretionary	1,640,100

Consumer Non-Cyclical (12.0%)
	Apria Healthcare Group, Inc.
3,660,000	12.375%, 11/1/2014[g]	3,934,500
	Biomet, Inc.
1,700,000	10.375%, 10/15/2017	1,882,750
1,690,000	11.625%, 10/15/2017	1,894,913
	Capella Healthcare, Inc.
3,540,000	9.250%, 7/1/2017[g]	3,699,300
	Community Health Systems, Inc.
3,960,000	8.875%, 7/15/2015	4,148,100
	Diversey Holdings, Inc.
2,488,203	10.500%, 5/15/2020[g]	2,774,346

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
80

High Yield Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (90.9%)	Value
Consumer Non-Cyclical (12.0%) – continued
	Diversey, Inc.
$1,420,000	8.250%, 11/15/2019[g]	$1,491,000
	DJO Finance, LLC/DJO Finance Corporation
4,927,000	10.875%, 11/15/2014	5,290,366
	HCA, Inc.
3,226,000	9.625%, 11/15/2016	3,484,080
3,040,000	8.500%, 4/15/2019	3,359,200
3,730,000	7.250%, 9/15/2020	3,944,475
	Ingles Markets, Inc.
1,900,000	8.875%, 5/15/2017	1,990,250
	Jarden Corporation
3,330,000	7.500%, 5/1/2017	3,421,575
930,000	7.500%, 1/15/2020	948,600
	JBS Finance II, Ltd.
4,450,000	8.250%, 1/29/2018[g]	4,483,375
	JBS USA, LLC/JBS USA Finance, Inc.
2,850,000	11.625%, 5/1/2014	3,284,625
	Michael Foods, Inc.
2,810,000	9.750%, 7/15/2018[g]	2,950,500
	Mylan Inc., PA
3,790,000	7.875%, 7/15/2020[g]	4,055,300
	Omnicare, Inc.
3,560,000	6.875%, 12/15/2015	3,702,400
850,000	7.750%, 6/1/2020[f]	905,250
	Pinnacle Foods Finance, LLC
3,155,000	9.250%, 4/1/2015[f]	3,261,481
	Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corporation
930,000	9.250%, 4/1/2015[g]	961,388
	Revlon Consumer Products Corporation
2,800,000	9.750%, 11/15/2015	2,912,000
	Select Medical Corporation
1,300,000	6.143%, 9/15/2010[e,f]	1,132,625
4,160,000	7.625%, 2/1/2015	3,983,200
	Spectrum Brands, Inc.
1,400,000	9.500%, 6/15/2018[g]	1,477,000
	U.S. Oncology, Inc.
1,700,000	10.750%, 8/15/2014	1,763,750
	Valeant Pharmaceuticals International
2,800,000	8.375%, 6/15/2016	3,164,000
	Visant Holding Corporation
3,565,000	10.250%, 12/1/2013	3,654,125
	Viskase Companies, Inc.
1,160,000	9.875%, 1/15/2018[g]	1,177,400

	Total Consumer Non-Cyclical	85,131,874

Energy (8.5%)
	Chesapeake Energy Corporation
1,670,000	6.250%, 1/15/2018	1,707,575
	Citgo Petroleum Corporation
4,450,000	11.500%, 7/1/2017[g]	4,628,000
	Coffeyville Resources, LLC
1,990,000	9.000%, 4/1/2015[f,g]	2,039,750
3,900,000	10.875%, 4/1/2017[g]	3,939,000
	Compagnie Generale de Geophysique-Veritas
1,690,000	7.500%, 5/15/2015	1,656,200

Principal Amount	Long-Term Fixed Income (90.9%)	Value
Energy (8.5%) - continued
$1,070,000	9.500%, 5/15/2016	$1,127,513
	Connacher Oil and Gas, Ltd.
1,030,000	11.750%, 7/15/2014[g]	1,135,575
3,060,000	10.250%, 12/15/2015[g]	3,098,250
	Denbury Resources, Inc.
2,765,000	7.500%, 12/15/2015	2,841,037
700,000	9.750%, 3/1/2016	770,875
369,000	8.250%, 2/15/2020	393,908
	Ferrellgas Partners, LP
2,540,000	6.750%, 5/1/2014	2,546,350
	Forest Oil Corporation
3,390,000	7.250%, 6/15/2019	3,432,375
	Helix Energy Solutions Group, Inc.
2,320,000	9.500%, 1/15/2016[g]	2,250,400
	Linn Energy, LLC
2,250,000	8.625%, 4/15/2020[g]	2,390,625
	McJunkin Red Man Corporation
3,720,000	9.500%, 12/15/2016[g]	3,664,200
	Newfield Exploration Company
3,390,000	6.625%, 4/15/2016	3,529,837
	PetroHawk Energy Corporation
3,060,000	9.125%, 7/15/2013	3,190,050
650,000	10.500%, 8/1/2014[f]	724,750
	Pioneer Natural Resources Company
2,800,000	7.500%, 1/15/2020	3,014,256
	Plains Exploration & Production Company
1,450,000	7.750%, 6/15/2015	1,471,750
3,730,000	10.000%, 3/1/2016	4,103,000
	SandRidge Energy, Inc.
2,490,000	9.875%, 5/15/2016[g]	2,651,850
	Southwestern Energy Company
2,550,000	7.500%, 2/1/2018	2,856,000
	Vantage Drilling Company
940,000	11.500%, 8/1/2015[g]	935,300

	Total Energy	60,098,426

Financials (3.6%)
	Bank of America Corporation
3,340,000	8.125%, 5/15/2018[f]	3,361,276
	CIT Group, Inc.
4,700,000	7.000%, 5/1/2017[f]	4,429,750
	Deluxe Corporation
1,075,000	7.375%, 6/1/2015	1,099,187
	General Motors Acceptance Corporation, LLC
2,933,000	6.875%, 9/15/2011	2,991,660
1,920,000	7.500%, 12/31/2013	1,984,800
	GMAC, Inc.
2,350,000	8.000%, 3/15/2020[g]	2,423,438
	ING Capital Funding Trust III
1,400,000	8.439%, 12/31/2010	1,344,000
	International Lease Finance Corporation
2,250,000	8.625%, 9/15/2015[g]	2,289,375
2,050,000	8.750%, 3/15/2017[f,g]	2,091,000
	SLM Corporation
3,750,000	8.000%, 3/25/2020	3,328,125

	Total Financials	25,342,611

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
81

High Yield Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (90.9%)	Value
Technology (3.3%)
	Advanced Micro Devices, Inc.
$2,800,000	8.125%, 12/15/2017[g]	$2,940,000
820,000	7.750%, 8/1/2020[c,g]	828,200
	Fidelity National Information Services, Inc.
980,000	7.625%, 7/15/2017[g]	1,019,200
940,000	7.875%, 7/15/2020[g]	982,300
	First Data Corporation
3,440,000	9.875%, 9/24/2015[f]	2,769,200
	Freescale Semiconductor, Inc.
3,970,000	8.875%, 12/15/2014[f]	3,831,050
1,500,000	10.125%, 12/15/2016[f]	1,357,500
	NXP BV/NXP Funding, LLC
2,810,000	9.500%, 10/15/2015	2,753,800
2,340,000	9.750%, 8/1/2018[g]	2,462,850
	Seagate Technology HDD Holdings
4,205,000	6.800%, 10/1/2016	4,257,562

	Total Technology	23,201,662

Transportation (2.2%)
	American Petroleum Tankers LLC
1,170,000	10.250%, 5/1/2015[g]	1,170,000
	AMR Corporation, Convertible
1,630,000	6.250%, 10/15/2014	1,644,263
	Delta Air Lines, Inc.
1,380,000	9.500%, 9/15/2014[g]	1,493,850
	Kansas City Southern de Mexico SA de CV
2,420,000	7.625%, 12/1/2013	2,498,650
870,000	7.375%, 6/1/2014	898,275
	Navios Maritime Holdings, Inc.
2,700,000	9.500%, 12/15/2014	2,646,000
1,170,000	8.875%, 11/1/2017[g]	1,208,025
	United Air Lines, Inc.
1,808,279	9.750%, 1/15/2017	1,955,201
	United Maritime Group, LLC/United Maritime Group Finance Corporation
1,860,000	11.750%, 6/15/2015[g]	1,846,050

	Total Transportation	15,360,314

Utilities (5.0%)
	AES Corporation
579,000	8.750%, 5/15/2013[f,g]	587,685
3,670,000	7.750%, 10/15/2015	3,853,500
	Copano Energy, LLC
3,150,000	8.125%, 3/1/2016	3,228,750
	Crosstex Energy/Crosstex Energy Finance Corporation
3,270,000	8.875%, 2/15/2018	3,417,150
	Edison Mission Energy
2,540,000	7.000%, 5/15/2017	1,727,200
	El Paso Corporation
2,150,000	6.875%, 6/15/2014	2,259,308
1,900,000	7.000%, 6/15/2017	1,988,373
	Holly Energy Partners LP
1,870,000	8.250%, 3/15/2018[g]	1,907,400
	NRG Energy, Inc.
7,000,000	7.375%, 2/1/2016	7,140,000
	Regency Energy Partners, LP
2,770,000	8.375%, 12/15/2013	2,901,575
1,810,000	9.375%, 6/1/2016[g]	1,972,900

Principal Amount	Long-Term Fixed Income (90.9%)	Value
Utilities (5.0%) - continued
	Southern Star Central Corporation
$2,030,000	6.750%, 3/1/2016	$2,017,312
	Texas Competitive Electric Holdings Company, LLC
3,740,000	10.250%, 11/1/2015[f]	2,505,800

	Total Utilities	35,506,953

	Total Long-Term Fixed Income (cost $615,171,336)	643,684,408

Shares	Preferred Stock (1.5%)	Value
Financials (1.5%)
2,600	Bank of America Corporation,
	Convertible, 7.250%	2,392,000
23,500	Citigroup, Inc., Convertible, 7.500%	2,859,950
3,014	GMAC, Inc., 7.000%[g]	2,475,153
3,000	Wells Fargo & Company, Convertible, 7.500%	2,925,000

	Total Financials	10,652,103

	Total Preferred Stock (cost $8,725,139)	10,652,103

Shares	Common Stock (0.5%)	Value
Communications Services (<0.1%)
23	USA Mobility, Inc.	341

	Total Communications Services	341

Consumer Discretionary (<0.1%)
36,330	TVMAX Holdings, Inc.[k,l]	0

	Total Consumer Discretionary	0

Materials (0.3%)
108,297	Smurfit-Stone Container Enterprises, Inc.[l]	2,257,993

	Total Materials	2,257,993

Utilities (0.2%)
38,153	NRG Energy, Inc.[l]	865,310
9,522	Semgroup Corporation[l]	238,050
10,023	Semgroup Corporation Warrants, $25, expires 11/30/2014[k,l]	48,739

	Total Utilities	1,152,099

	Total Common Stock (cost $6,851,688)	3,410,433

Shares	Collateral Held for Securities Loaned (10.1%)	Value
71,621,784	Thrivent Financial Securities Lending Trust	71,621,784

	Total Collateral Held for Securities Loaned (cost $71,621,784)	71,621,784

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
82

High Yield Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Short-Term Investments (3.7%)[m]	Value
	Eksportfinans ASA
3,283,000	0.200%, 8/2/2010	$3,282,964
	Federal Home Loan Bank Discount Notes
3,500,000	0.170%, 8/11/2010[n]	3,499,818
10,000,000	0.175%, 8/20/2010	9,999,028
	Federal Home Loan Mortgage Corporation Discount Notes
4,000,000	0.160%, 8/6/2010	3,999,894
5,000,000	0.175%, 8/6/2010	4,999,854

	Total Short-Term Investments (at amortized cost)	25,781,558

	Total Investments (cost $742,806,508) 108.7%	$769,287,525

	Other Assets and Liabilities, Net (8.7%)	(61,568,330)

	Total Net Assets 100.0%	$707,719,195

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	All or a portion of the security is insured or guaranteed.
e	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
f	All or a portion of the security is on loan.
g	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 30, 2010, the value of these investments was $193,205,093 or 27.3% of total net assets.
h	In bankruptcy. Interest is not being accrued.
i	Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.
j	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities High Yield Fund owned as of July 30, 2010.

Security	Acquisition Date	Amortized Cost
Tunica-Biloxi Gaming Authority	11/8/2005	$4,208,123

k	Security is fair valued.
l	Non-income producing security.
m	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
n	At July 30, 2010, $289,985 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$39,606,263
Gross unrealized depreciation	(13,125,246)

Net unrealized appreciation (depreciation)	$26,481,017

Cost for federal income tax purposes	$742,806,508

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
83

High Yield Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 30, 2010, in valuing High Yield Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Consumer Cyclical	1,157,789	–	1,157,789	–
Consumer Non-Cyclical	363,150	–	363,150	–
Financials	3,843,288	–	3,843,288	–
Transportation	1,397,031	–	1,397,031	–
Utilities	7,375,981	–	7,375,981	–
Long-Term Fixed Income
Asset-Backed Securities	4,527,954	–	4,527,954	–
Basic Materials	71,870,053	–	71,870,053	–
Capital Goods	53,717,582	–	53,717,582	–
Communications Services	120,047,641	–	120,047,641	–
Consumer Cyclical	147,239,238	–	147,239,238	–
Consumer Discretionary	1,640,100	–	1,640,100	–
Consumer Non-Cyclical	85,131,874	–	85,131,874	–
Energy	60,098,426	–	60,098,426	–
Financials	25,342,611	–	25,342,611	–
Technology	23,201,662	–	23,201,662	–
Transportation	15,360,314	–	13,405,113	1,955,201
Utilities	35,506,953	–	35,506,953	–
Preferred Stock
Financials	10,652,103	8,176,950	2,475,153	–
Common Stock
Communications Services	341	341	–	–
Consumer Discretionary	–	–	–	–
Materials	2,257,993	2,257,993	–	–
Utilities	1,152,099	1,103,360	–	48,739
Collateral Held for Securities Loaned	71,621,784	71,621,784	–	–
Short-Term Investments	25,781,558	–	25,781,558	–
Total	$769,287,525	$83,160,428	$684,123,157	$2,003,940

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Credit Default Swaps	275,044	–	275,044	–
Total Asset Derivatives	$275,044	$–	$275,044	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for High Yield Fund.

Investments in Securities	Value October 31, 2009	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/ (Sales)	Transfers Into Level 3	Transfers Out of Level 3	Value July 30, 2010
Long-Term Fixed Income
Communications Services	6,588,150	—	81,506	(3,006)	(6,666,650)	—	—	—
Transportation	2,861,159	7,887	30,346	162,918	(1,107,109)	—	—	1,955,201
Common Stock
Consumer Discretionary*	—	—	—	—	—	—	—	—
Materials*	—	—	(99,578)	99,578	—	—	—	—
Utilities	—	—	—	48,739	—	—	—	48,739
Total	$9,449,309	$7,887	$12,274	$308,229	($7,773,759)	$—	$—	$2,003,940

*	Securities in these sections are fair valued at $0.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
84

High Yield Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 14, 5 Year, at 5.00%; J.P. Morgan Chase and Co.	Sell	6/20/2015	$7,000,000	$428,948	($153,904)	$275,044
Total Credit Default Swaps					($153,904)	$275,044

1	As the buyer of protection, High Yield Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, High Yield Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments High Yield Fund could be required to make as the seller or receive as the buyer of protection.
3	The market values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in High Yield Fund, is as follows:

Fund	Value October 31, 2009	Gross Purchases	Gross Sales	Shares Held at July 30, 2010	Value July 30, 2010	Income Earned November 1, 2009 - July 30, 2010
Money Market	$–	$1,657,475	$1,657,475	–	$–	$–
Thrivent Financial Securities Lending Trust	21,394,873	189,058,233	138,831,322	71,621,784	71,621,784	120,281
Total Value and Income Earned	21,394,873				71,621,784	120,281

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
85

Municipal Bond Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Alabama (0.2%)
	Alabama 21st Century Authority Tobacco Settlement Revenue Bonds
$1,000,000	5.750%, 12/1/2020	$1,009,030
	Alabama Public School and College Authority Capital Improvement Revenue Refunding Bonds
1,500,000	5.000%, 5/1/2029, Series Aa	1,820,340

	Total Alabama	2,829,370

Alaska (1.4%)
	Alaska Energy Authority Power Revenue Refunding Bonds (Bradley Lake Hydroelectric) (AGM Insured)
3,155,000	5.000%, 7/1/2021, 5th Series[b]	3,170,775
	Valdez, Alaska Marine Terminal Revenue Bonds (Exxon Pipeline Company)
7,905,000	0.120%, 8/2/2010[c]	7,905,000
	Valdez, Alaska Marine Terminal Revenue Bonds (ExxonMobil)
8,380,000	0.120%, 8/2/2010[c]	8,380,000

	Total Alaska	19,455,775

Arizona (0.7%)
	Arizona Health Facilities Authority Revenue Bonds (Arizona Healthcare Pooled Financing Program) (NATL-RE FGIC Insured)
975,000	5.000%, 6/1/2011, Series Cb	992,833
1,020,000	5.000%, 6/1/2012, Series Db	1,056,149
	Arizona Health Facilities Authority Revenue Bonds (Blood Systems, Inc.)
1,000,000	5.000%, 4/1/2017, Series A	1,063,060
1,200,000	5.000%, 4/1/2018, Series A	1,267,584
	Glendale, Arizona Industrial Development Authority Revenue Bonds (Midwestern University)
500,000	5.750%, 5/15/2021, Series Aa	526,625
2,500,000	5.000%, 5/15/2031	2,468,000
1,000,000	5.000%, 5/15/2035	984,560
	Pima County Industrial Development Authority Multifamily Housing Revenue Refunding Bonds (La Hacienda) (GNMA Collateralized)
1,285,000	7.000%, 12/20/2031[a]	1,432,916
	Yavapai County Industrial Development Authority Hospital Revenue Bonds (Yavapai Regional Medical Center)
500,000	6.000%, 8/1/2033, Series A	506,805

	Total Arizona	10,298,532

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Arkansas (0.2%)
	Arkansas Community Water System Public Water Authority Water Revenue Refunding and Construction Bonds (NATL-RE Insured)
$2,400,000	5.000%, 10/1/2023, Series Bb	$2,486,256
	Pope County, Arkansas Pollution Control Revenue Refunding Bonds (Arkansas Power and Light Company) (AGM-CR Insured)
875,000	6.300%, 12/1/2016[b]	878,220

	Total Arkansas	3,364,476

California (12.4%)
	Anaheim Public Financing Authority Lease Revenue Bonds (Anaheim Public Improvements)
3,950,000	6.000%, 9/1/2024, Series A	4,567,859
	Beverly Hills Unified School District, Los Angeles County, California General Obligation Bonds
10,000,000	Zero Coupon, 8/1/2031	3,328,300
	California Educational Facilities Authority Revenue Bonds (Stanford University)
10,000,000	5.250%, 4/1/2040, Series U-1	12,040,600
	California General Obligation Refunding Bonds
2,765,000	5.000%, 9/1/2015	3,140,487
	California Infrastructure and Economic Development Bank Bay Area Toll Bridges Seismic Retrofit Revenue Bonds
5,000,000	5.000%, 7/1/2025, Series Aa	6,120,400
	California Infrastructure and Economic Development Bank Revenue Bonds (California Independent System Operator Corporation)
3,000,000	6.250%, 2/1/2039, Series A	3,198,810
	California Municipal Finance Authority Refunding Revenue Bonds (Biola University)
1,000,000	5.875%, 10/1/2034, Series A	1,048,160
	California Pollution Control Financing Authority Pollution Control Revenue Refunding Bonds (Exxon)
1,700,000	0.110%, 8/2/2010[c]	1,700,000
	California Rural Home Mortgage Finance Authority Single Family Mortgage Revenue Bonds (GNMA/FNMA Collateralized)
35,000	7.100%, 6/1/2031, Series D, AMT	36,412

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
86

Municipal Bond Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value
California (12.4%) - continued
	California State Public Works Board Lease Revenue Bonds (Department of Corrections State Prison - Madera County)
$3,000,000	7.400%, 9/1/2010, Series A	$3,014,463
	California State Public Works Board Lease Revenue Bonds (Regents of the University of California - UCLA Replacement Hospital) (AGM Insured)
4,000,000	5.375%, 10/1/2015, Series Ab	4,363,680
	California Various Purpose General Obligation Bonds
300,000	6.000%, 8/1/2016	307,053
2,000,000	5.250%, 11/1/2021	2,146,260
10,000	5.250%, 4/1/2029	10,182
3,990,000	5.250%, 4/1/2029[a]	4,646,116
10,000,000	5.250%, 3/1/2038	10,049,200
10,000,000	6.000%, 4/1/2038	10,789,800
5,000,000	6.000%, 11/1/2039	5,412,150
	California Various Purpose General Obligation Bonds (AMBAC-TCRS Insured)
2,000,000	6.300%, 9/1/2010[b]	2,000,842
	Chula Vista Industrial Development Revenue Refunding Bonds (San Diego Gas & Electric Company)
2,000,000	5.875%, 2/15/2034, Series C	2,244,780
	Contra Costa County, California Home Mortgage Revenue Bonds (GNMA Collateralized)
4,030,000	7.500%, 5/1/2014[a]	5,016,504
	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California Water System Revenue/Refunding Bonds (NATL-RE FGIC Insured)
10,000,000	5.000%, 6/1/2037, Series Ab	10,573,200
	Golden West Schools Financing Authority Revenue Bonds (NATL-RE Insured)
420,000	5.800%, 2/1/2022, Series Ab	516,575
	Los Angeles Community College District, Los Angeles County, California General Obligation Bonds (Election 2008)
10,000,000	6.000%, 8/1/2033, Series A	11,209,100
	Los Angeles Department of Airports Revenue Bonds (Los Angeles International Airport)
8,000,000	5.000%, 5/15/2040, Series A	8,148,160
	Los Angeles Unified School District, Los Angeles County, California General Obligation Bonds
5,000,000	5.000%, 1/1/2034, Series I	5,093,350

Principal Amount	Long-Term Fixed Income (99.3%)	Value
California (12.4%) - continued
	Pittsburg, California Redevelopment Agency Tax Allocation Bonds (Los Medanos Community Development) (AMBAC Insured)
$5,000,000	Zero Coupon, 8/1/2024[b]	$2,054,150
	Pomona, California Single Family Mortgage Revenue Refunding Bonds (GNMA/FNMA Collateralized)
3,580,000	7.600%, 5/1/2023, Series Aa	4,651,601
	San Bernardino, California Single Family Mortgage Revenue Refunding Bonds (FHA/VA- GNMA Collateralized)
1,275,000	7.500%, 5/1/2023, Series Aa	1,643,450
	San Diego Community College District, San Diego County, California General Obligation Bonds (AGM Insured)
10,000,000	5.000%, 5/1/2030[b]	10,305,400
	San Diego County, California Certificates of Participation
5,000,000	5.250%, 7/1/2030	5,143,750
	San Diego Unified School District General Obligation Bonds
10,000,000	6.000%, 7/1/2019, Series A	6,292,200
	San Francisco, California City & County Airport Commission Revenue Bonds (San Francisco International Airport)
7,030,000	6.000%, 5/1/2039, Series E	7,704,739
	San Jose, California Airport Revenue Bonds (AMBAC Insured)
8,000,000	5.000%, 3/1/2037, Series A, AMT[b]	7,360,720
	San Jose, California Redevelopment Agency Tax Allocation Refunding Bonds (Merged Area Redevelopment) (NATL-RE Insured)
2,760,000	5.000%, 8/1/2025, Series Ab	2,748,463
	Santa Monica Community College District, Los Angeles County, California General Obligation Bonds
5,000,000	Zero Coupon, 8/1/2025, Series C	2,285,750
	Tuolumne Wind Project Authority Revenue Bonds (Tuolumne Company)
2,000,000	5.625%, 1/1/2029, Series A	2,177,880
	University of California General Revenue Bonds
5,000,000	5.250%, 5/15/2039, Series O	5,344,000

	Total California	178,434,546

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
87

Municipal Bond Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Colorado (5.6%)
	Colorado Educational and Cultural Facilities Authority Charter School Refunding Revenue Bonds (Cherry Creek Project)
$570,000	6.000%, 4/1/2021	$572,388
1,280,000	6.000%, 4/1/2030	1,280,371
	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds (Bromley East Charter School)
2,000,000	7.250%, 9/15/2030, Series Aa	2,152,100
	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds (Cheyenne Mountain Charter Academy)
475,000	5.125%, 6/15/2032, Series A	479,484
1,000,000	5.375%, 6/15/2038, Series A	1,022,080
	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds (Classical Academy)
2,825,000	7.250%, 12/1/2030[a]	3,086,793
	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds (Crown Pointe Academy of Westminster)
1,000,000	5.000%, 7/15/2039, Series A	968,760
	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds (Pinnacle Charter School, Inc.)
3,000,000	5.125%, 12/1/2039	2,930,820
	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds (University Lab School)
1,000,000	5.750%, 6/1/2016[a]	1,041,460
750,000	6.125%, 6/1/2021[a]	783,405
6,250,000	6.250%, 6/1/2031[a]	6,534,750
	Colorado Health Facilities Authority Health Facilities Revenue Bonds (Evangelical Lutheran Good Samaritan Society)
275,000	6.250%, 12/1/2010[a]	280,173
3,080,000	6.800%, 12/1/2020[a]	3,204,925
1,920,000	6.800%, 12/1/2020	1,970,515
1,000,000	6.125%, 6/1/2038, Series A	1,017,070
	Colorado Health Facilities Authority Hospital Revenue Bonds (Parkview Medical Center, Inc.)
1,000,000	6.500%, 9/1/2020[a]	1,063,120
	Colorado Health Facilities Authority Hospital Revenue Refunding Bonds (Valley View Hospital Association)
3,000,000	5.750%, 5/15/2036	3,035,310

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Colorado (5.6%) - continued
	Colorado Higher Education Capital Construction Lease Purchase Financing Program Certificates of Participation
$1,095,000	5.500%, 11/1/2027	$1,192,433
405,000	5.500%, 11/1/2027[a]	505,918
	Colorado Housing and Finance Authority Single Family Program Bonds
90,000	7.450%, 10/1/2016, Series A-2, AMT	97,124
270,000	6.700%, 8/1/2017, Series B-3	281,224
500,000	6.600%, 9/1/2025[a]	532,095
420,000	6.350%, 11/1/2029, Series D-2, AMT	448,405
	Colorado Housing and Finance Authority Single Family Program Bonds (FHA/VA Collateralized)
25,000	7.150%, 10/1/2030, Series C-3	25,696
	Colorado Water Resources and Power Development Authority Clean Water Revenue Bonds (AGM Insured)
35,000	6.250%, 9/1/2013, Series Ab	35,134
	Colorado Water Resources and Power Development Authority Small Water Resources Revenue Bonds (NATL-RE FGIC Insured)
3,525,000	5.250%, 11/1/2021[b]	3,673,720
	Denver Health and Hospital Authority Healthcare Revenue Bonds
2,000,000	5.250%, 12/1/2031, Series A	1,910,940
	Denver Health and Hospital Authority Healthcare Revenue Bonds (ACA-CBI Insured)
2,000,000	6.250%, 12/1/2016, Series Aa,b	2,154,720
	Denver, Colorado Airport System Revenue Bonds (XLCA Insured)
5,000,000	5.000%, 11/15/2022, Series Ab	5,311,400
	Denver, Colorado Board of Water Commissioners General Obligation Water Refunding Bonds
6,000,000	5.600%, 10/1/2029	6,349,380
	Denver, Colorado Health & Hospital Aurthority Healthcare Revenue Bonds
5,000,000	5.500%, 12/1/2030	4,932,800
	Jefferson County School District No. R-1, Jefferson and Broomfield Counties, Colorado General Obligation Refunding Bonds (AGM Insured)
10,000,000	5.000%, 12/15/2016, Series Ab	11,529,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
88

Municipal Bond Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Colorado (5.6%) - continued
	Larimer County, Colorado, Poudre School District R-1 General Obligation Improvement Bonds (NATL-RE-IBC Insured)
$3,000,000	7.000%, 12/15/2016[b]	$3,461,400
	Northwest Parkway Public Highway Authority Revenue Bonds (AMBAC Insured)
4,000,000	Zero Coupon, 6/15/2011, Series Ca,b	4,548,160
	University of Colorado University Enterprise Revenue Bonds
1,250,000	5.375%, 6/1/2032, Series A	1,355,387

	Total Colorado	79,768,860

Connecticut (0.3%)
	Connecticut Special Tax Obligation Bonds (Transportation Infrastructure Purposes)
4,000,000	6.500%, 10/1/2010, Series B	4,039,280

	Total Connecticut	4,039,280

District of Columbia (0.7%)
	District of Columbia Income Tax Secured Revenue Refunding Bonds
4,600,000	5.000%, 12/1/2028, Series C	5,010,918
	District of Columbia Tobacco Settlement Financing Corporation Tobacco Settlement Asset-Backed Bonds
5,255,000	6.250%, 5/15/2024	5,317,797

	Total District of Columbia	10,328,715

Florida (4.2%)
	Brevard County Housing Finance Authority Homeowner Mortgage Revenue Refunding Bonds (GNMA Collateralized)
294,000	6.500%, 9/1/2022, Series B	318,055
	Broward County, Florida Water and Sewer Utility Revenue Bonds
3,000,000	5.250%, 10/1/2034, Series A	3,154,140
	Florida Refunding Bonds (Jacksonville Transportation Authority)
1,520,000	5.000%, 7/1/2019	1,524,195
	Florida State Board of Education Public Education Capital Outlay Bonds (NATL-RE-IBC Insured)
365,000	9.125%, 6/1/2014[b]	427,130
	Greater Orlando Aviation Authority Airport Facilities Revenue Bonds
1,500,000	5.000%, 10/1/2039, Series C	1,509,765
	Gulf Breeze, Florida Revenue Refunding Bonds
2,000,000	5.000%, 12/1/2033	1,972,760

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Florida (4.2%) - continued
	Hillsborough County, Florida Industrial Development Authority Pollution Control Revenue Refunding Bonds (Tampa Electric Company)
$2,500,000	5.150%, 9/1/2025, Series B	$2,730,550
	Jacksonville Health Facilities Authority Hospital Revenue Bonds
1,500,000	5.750%, 8/15/2015, Series Ca	1,513,395
	Leon County Educational Facilities Authority Certificates of Participation (Southgate Residence Hall Project)
1,145,000	8.500%, 9/1/2017[a]	1,606,962
	Miami-Dade County, Florida Aviation Revenue Bonds (Miami International Airport - Hub of the Americas)
7,500,000	5.500%, 10/1/2036, Series B	7,689,225
8,000,000	5.500%, 10/1/2041, Series A	8,166,640
	Miami-Dade County, Florida Public Facilities Revenue Bonds (Jackson Health System)
2,000,000	5.625%, 6/1/2034	2,105,660
	Orange County, Florida Health Facilities Authority Hospital Revenue Bonds (Orlando Health, Inc.)
5,000,000	5.125%, 10/1/2026	5,026,900
	Orange County, Florida Health Facilities Authority Hospital Revenue Bonds (Orlando Regional Healthcare System) (NATL-RE Insured)
2,700,000	6.250%, 10/1/2018, Series Ab	3,113,073
	Orlando-Orange County Expressway Authority Revenue Bonds (Florida Expressway)
3,000,000	5.000%, 7/1/2030, Series A	3,099,330
	South Miami, Florida Health Facilities Authority Hospital Revenue Bonds (Baptist Health South Florida)
6,000,000	5.000%, 8/15/2032	6,106,620
	St. Johns County Industrial Development Authority Revenue Bonds Presbyterian Retirement
5,500,000	5.875%, 8/1/2040[d]	5,477,670
	Tallahassee, Florida Consolidated Utility Systems Revenue Bonds
4,000,000	5.000%, 10/1/2032	4,125,960

	Total Florida	59,668,030

Georgia (2.2%)
	Brunswick, Georgia Water and Sewer Revenue Refunding and Improvement Bonds (NATL-RE Insured)
875,000	6.000%, 10/1/2011[b]	904,645
1,500,000	6.100%, 10/1/2019[b]	1,866,690

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
89

Municipal Bond Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Georgia (2.2%) - continued
	Burke County Development Authority Pollution Control Revenue Bonds (Oglethorpe Power Corporation Vogtle)
$6,000,000	5.700%, 1/1/2043, Series C	$6,410,100
	Chatham County Hospital Authority, Savannah, Georgia Hospital Revenue Improvement Bonds (Memorial Health University Medical Center, Inc.)
1,000,000	6.125%, 1/1/2024, Series A	1,012,020
1,560,000	5.750%, 1/1/2029, Series A	1,528,706
	Cherokee County, Georgia Water and Sewerage Authority Water and Sewerage Revenue Bonds (Refunding and Improvements) (NATL-RE Insured)
5,000,000	5.500%, 8/1/2018[b]	5,767,850
	Gainesville Redevelopment Authority Educational Facilities Refunding Revenue Bonds (Riverside Military Academy)
5,275,000	5.125%, 3/1/2027	4,080,582
	Georgia General Obligation Bonds
1,965,000	5.650%, 3/1/2012, Series B	2,129,412
35,000	5.650%, 3/1/2012, Series Ba	37,969
3,500,000	5.000%, 8/1/2012, Series D-2	3,821,265
	Milledgeville and Baldwin County Development Authority Revenue Bonds (Georgia College and State University Foundation Property III, LLC Student Housing System)
2,500,000	5.500%, 9/1/2024[a]	2,998,825
	Savannah Economic Development Authority Student Housing Revenue Bonds (University Financing Foundation, Inc. - Savannah State University) (ACA Insured)
1,500,000	6.750%, 11/15/2020, Series Aa,b	1,555,305

	Total Georgia	32,113,369

Hawaii (1.5%)
	Hawaii Airports System Revenue Bonds
3,040,000	5.250%, 7/1/2030	3,173,547
	Honolulu, Hawaii Board of Water Supply Water System Revenue Bonds
5,000,000	5.000%, 7/1/2036, Series A	5,186,000
	Honolulu, Hawaii General Obligation Bonds (NATL-RE FGIC-TCRS Insured)
2,555,000	6.250%, 4/1/2014, Series Ab	3,036,643

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Hawaii (1.5%) - continued
	Honolulu, Hawaii General Obligation Bonds (NATL-RE Insured)
$10,000,000	5.250%, 3/1/2027, Series Ab	$10,699,600

	Total Hawaii	22,095,790

Idaho (0.1%)
	Idaho Falls, Idaho General Obligation Electric Refunding Deferred Interest Bonds (NATL- RE FGIC Insured)
2,000,000	Zero Coupon, 4/1/2011[b]	1,973,060

	Total Idaho	1,973,060

Illinois (8.0%)
	Broadview, Cook County, Illinois Tax Increment Revenue Bonds
1,365,000	5.250%, 7/1/2012	1,365,164
1,000,000	5.375%, 7/1/2015	1,000,100
	Chicago Collateralized Single Family Mortgage Revenue Bonds (GNMA/FNMA/FHLMC Collateralized)
110,000	7.000%, 3/1/2032, Series C, AMT	116,932
	Chicago General Obligation Bonds (City Colleges of Chicago Capital Improvement) (NATL-RE FGIC Insured)
10,000,000	Zero Coupon, 1/1/2024[b]	5,083,600
	Chicago Parking Facilities Bonds (Lakefront Millennium) (NATL-RE Insured)
3,000,000	5.750%, 1/1/2029[a,b]	3,289,350
	Chicago Tax Increment Allocation Bonds (Near South Redevelopment Project) (ACA Insured)
7,200,000	Zero Coupon, 11/15/2014, Series Ab	5,786,856
	Cook County, Illinois Community Consolidated School District No. 15 Limited Tax Capital Appreciation School Bonds (NATL-RE FGIC Insured)
1,000,000	Zero Coupon, 12/1/2014[a,b]	899,270
	Cook County, Illinois General Obligation Refunding Bonds (NATL-RE Insured)
2,500,000	6.250%, 11/15/2011, Series Ab	2,673,200
	Cook County, Illinois School District No. 99 (Cicero) General Obligation School Bonds (NATL-RE FGIC Insured)
1,250,000	8.500%, 12/1/2011[b]	1,367,812
1,565,000	8.500%, 12/1/2014[b]	1,974,733
1,815,000	8.500%, 12/1/2016[b]	2,391,008
	Illinois Development Finance Authority Revenue Bonds (Midwestern University)
1,000,000	6.000%, 5/15/2026, Series Ba	1,055,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
90

Municipal Bond Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Illinois (8.0%) - continued
	Illinois Educational Facilities Authority Revenue Bonds (Northwestern University)
$4,900,000	5.250%, 11/1/2032[a]	$5,874,806
	Illinois Educational Facilities Authority Student Housing Revenue Bonds (Educational Advancement Fund, Inc. - University Center Project)
1,000,000	6.625%, 5/1/2017[a]	1,117,860
	Illinois Finance Authority Revenue Bonds (Rush University Medical Center)
3,000,000	7.250%, 11/1/2038, Series A	3,356,460
	Illinois Finance Authority Revenue Refunding Bonds (Rush University Medical Center) (NATL-RE Insured)
2,000,000	5.250%, 11/1/2035, Series Bb	1,980,500
	Illinois Health Facilities Authority Revenue Bonds (Advocate Health Care Network) (NATL-RE-IBC Insured)
660,000	5.250%, 8/15/2018, Series Bb	660,812
	Illinois Health Facilities Authority Revenue Bonds (Bethesda Home and Retirement Center)
1,600,000	6.250%, 9/1/2014, Series A	1,621,168
	Illinois Health Facilities Authority Revenue Bonds (Centegra Health System)
2,000,000	5.250%, 9/1/2018	2,001,340
	Illinois Health Facilities Authority Revenue Bonds (Passavant Memorial Area Hospital Association)
2,500,000	6.000%, 10/1/2024[a]	2,547,300
	Illinois Health Facilities Authority Revenue Bonds (Rush-Presbyterian-St. Luke’s Medical Center) (NATL-RE Insured)
2,785,000	5.250%, 11/15/2014, Series Ab	2,789,484
	Illinois Health Facilities Authority Revenue Refunding Bonds (Lutheran General Health System) (AGM-CR Insured)
2,000,000	6.000%, 4/1/2018, Series Cb	2,337,500
	Illinois Health Facilities Authority Revenue Refunding Bonds (Thorek Hospital and Medical Center)
4,290,000	5.250%, 8/15/2018	4,292,059
	Illinois Sales Tax Revenue Bonds (Build Illinois Bonds)
3,065,000	7.450%, 6/15/2012, Series L	3,425,475

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Illinois (8.0%) - continued
	Illinois Sales Tax Revenue Bonds (Build Illinois Bonds) (NATL- RE-FGIC Insured)
$7,975,000	5.750%, 6/15/2018, 2nd Series[b]	$9,439,529
	Joliet Regional Port District, Illinois Marine Terminal Revenue Refunding Bonds (Exxon)
1,455,000	0.120%, 8/2/2010[c]	1,455,000
	McHenry and Lake Counties, Illinois, Community High School District No. 157 General Obligation School Bonds (AGM Insured)
3,035,000	9.000%, 12/1/2017[b]	4,183,292
	McLean County, Illinois, Bloomington-Normal Airport Authority Passenger Facility Charge Revenue Bonds (Central Illinois Regional Airport)
4,000,000	6.050%, 12/15/2019, AMT	4,012,080
	Metropolitan Pier and Exposition Authority, Illinois Refunding Bonds (McCormick Place Expansion) (NATL-FR FGIC Insured)
17,505,000	Zero Coupon, 6/15/2020, Series Ab	10,953,404
	Metropolitan Pier and Exposition Authority, Illinois Refunding Bonds (McCormick Place Expansion) (NATL-RE FGIC Insured)
885,000	5.500%, 6/15/2015, Series Ab	1,005,856
1,410,000	5.250%, 12/15/2028[b]	1,425,735
	Metropolitan Pier and Exposition Authority, Illinois Refunding Bonds (McCormick Place Expansion) (NATL-RE Insured)
7,000,000	5.500%, 6/15/2012, Series Bb	6,851,670
3,100,000	Zero Coupon, 6/15/2024, Series Ab	1,488,961
2,000,000	Zero Coupon, 12/15/2024, Series Ab	935,540
	Metropolitan Water Reclamation District of Greater Chicago General Obligation Refunding Bonds
7,280,000	5.250%, 12/1/2032, Series C	8,484,622
	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois Revenue Bonds (NATL-RE FGIC Insured)
3,000,000	6.700%, 11/1/2021, Series Ab	3,692,220
	University of Illinois Auxiliary Facilities System Revenue Bonds
2,500,000	5.750%, 4/1/2038, Series A	2,744,425

	Total Illinois	115,680,323

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
91

Municipal Bond Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Indiana (1.8%)
	Ball State University Student Fee Bonds (FGIC Insured)
$700,000	5.750%, 7/1/2020, Series Ka,b	$753,571
	East Chicago Elementary School Building Corporation, Lake County, Indiana First Mortgage Refunding Bonds
970,000	6.250%, 1/5/2016, Series A	1,051,383
	Indiana Bond Bank Special Program Bonds (Clark Memorial Hospital Project)
7,000,000	5.500%, 8/1/2029, Series D	7,358,330
	Indiana Finance Authority Environmental Improvement Revenue Refunding Bonds (United States Steel Corporation Project)
2,000,000	6.000%, 12/1/2026	2,059,640
	Indiana Finance Authority Hospital Revenue Bonds (Deaconess Hospital)
1,500,000	6.750%, 3/1/2039, Series A	1,655,850
	Indiana Health and Educational Facility Financing Authority Health System Revenue Refunding Bonds (Sisters of St. Francis Health Services, Inc.) (AGM Insured)
500,000	5.250%, 5/15/2041, Series Eb	509,830
	Indiana Transportation Finance Authority Highway Revenue Bonds
250,000	6.800%, 12/1/2016, Series A	290,728
	Indiana Transportation Finance Authority Highway Revenue Bonds (NATL-RE-IBC Insured)
310,000	7.250%, 6/1/2015, Series Aa,b	327,872
3,150,000	7.250%, 6/1/2015, Series Ab	3,603,001
	Indianapolis Local Public Improvement Bond Bank Bonds (Waterworks)
5,000,000	5.750%, 1/1/2038, Series A	5,371,750
	Purdue University Student Fee Bonds
2,120,000	5.000%, 7/1/2020, Series L	2,189,260

	Total Indiana	25,171,215

Iowa (0.3%)
	Coralville, Iowa Annual Appropriation Urban Renewal Tax Increment Revenue Bonds
745,000	5.000%, 6/1/2011, Series H2	761,077
3,125,000	5.000%, 6/1/2021, Series H2	3,128,781
	Iowa Finance Authority Single Family Mortgage Bonds (GNMA/FNMA Collateralized) 5.000%, 1/1/2037, Series E,
610,000	AMT	611,531

	Total Iowa	4,501,389

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Kansas (0.7%)
	Kansas Development Finance Authority Health Facilities Revenue Bonds (Stormont-Vail HealthCare, Inc.) (NATL-RE Insured)
$90,000	5.375%, 11/15/2024, Series Ka,b	$95,905
910,000	5.375%, 11/15/2024, Series Kb	995,240
	Olathe, Kansas Health Facilities Revenue Bonds (Olathe Medical Center) (AMBAC Insured)
2,000,000	5.500%, 9/1/2025, Series Ab	1,999,920
	Salina, Kansas Hospital Refunding and Improvement Revenue Bonds (Salina Regional Health Center, Inc.)
1,725,000	5.000%, 10/1/2036	1,738,403
	Sedgwick and Shawnee Counties, Kansas Single Family Mortgage Revenue Bonds (GNMA Collateralized)
140,000	6.700%, 6/1/2029, Series A-2	148,380
	Wyandotte County/Kansas City, Kansas Sales Tax Special Obligation Revenue Refunding Bonds (Redevelopment Project Area B)
4,350,000	5.000%, 12/1/2020, Series B	4,462,448

	Total Kansas	9,440,296

Kentucky (0.7%)
	Kentucky Economic Development Finance Authority Hospital Revenue Bonds (Owensboro Medical Health System, Inc.)
5,880,000	6.375%, 6/1/2040, Series A	6,116,552
	Kentucky Economic Development Finance Authority Revenue Bonds (Louisville Arena Authority, Inc.)
1,000,000	6.000%, 12/1/2033, Series A- 1	1,070,700
	Paducah, Kentucky Electric Plant Board Revenue Bonds
2,500,000	5.250%, 10/1/2035, Series A	2,662,600

	Total Kentucky	9,849,852

Louisiana (2.5%)
	Louisiana Public Facilities Authority Hospital Revenue Bonds (Lake Charles Memorial hospital Project) (AMBAC-TCRS Insured)
3,000,000	8.625%, 12/1/2030[a,b]	3,136,350

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
92

Municipal Bond Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Louisiana (2.5%) - continued
	Louisiana Public Facilities Authority Revenue Bonds (University of New Orleans Research and Technology Foundation, Inc. - Student Housing) (NATL-RE Insured)
$4,745,000	5.250%, 3/1/2031[b]	$4,674,394
	New Orleans, Louisiana General Obligation Refunding Bonds (AMBAC Insured)
6,500,000	Zero Coupon, 9/1/2012[b]	6,094,335
	Regional Transit Authority, Louisiana Sales Tax Revenue Refunding Bonds (NATL-RE FGIC Insured)
2,605,000	8.000%, 12/1/2012, Series Ab	2,830,906
	St. John the Baptist Parish, Louisiana Revenue Bonds (Marathon Oil Corporation)
13,000,000	5.125%, 6/1/2037, Series A	12,531,090
	St. Tammany Parish, Louisiana Utilities Revenue Bonds
2,000,000	5.500%, 8/1/2035, Series B	2,106,840
	Tobacco Settlement Financing Corporation Tabacco Settlement Asset-Backed Bonds
3,820,000	5.500%, 5/15/2030, Series B	3,850,560

	Total Louisiana	35,224,475

Maryland (0.5%)
	Maryland Economic Development Corporation Student Housing Revenue Bonds (University Village at Sheppard Pratt) (ACA Insured)
1,550,000	6.000%, 7/1/2033[b]	1,306,154
	Maryland Health and Higher Educational Facilities Authority Revenue Bonds (University of Maryland Medical Systems)
1,000,000	6.000%, 7/1/2022[a]	1,106,150
	Morgan State University Academic Fees and Auxiliary Facilities Fees Revenue Refunding Bonds (NATL-RE Insured)
4,500,000	6.050%, 7/1/2015[b]	5,060,565
	Prince George’s County, Maryland Housing Authority Single Family Mortgage Revenue Bonds (GNMA/FNMA/FHLMC Collateralized) 7.400%, 8/1/2032, Series A,
5,000	AMT	5,150

	Total Maryland	7,478,019

Massachusetts (3.5%)
	Massachusetts Bay Transportation Authority Sales Tax Bonds
6,000,000	5.250%, 7/1/2031, Series A	6,971,580

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Massachusetts (3.5%) - continued
	Massachusetts Bay Transportation Authority Sales Tax Bonds (NATL-RE Insured)
$5,000,000	5.500%, 7/1/2025, Series Bb	$6,127,500
	Massachusetts Development Finance Agency Revenue Bonds (Devens Electric Systems)
725,000	5.625%, 12/1/2016	742,328
	Massachusetts General Obligation Bonds (NATL-RE FGIC-TCRS Insured)
4,935,000	5.250%, 1/1/2013, Series Ab	5,471,533
	Massachusetts Health and Educational Facilities Authority Revenue Bonds (Massachusetts Institute of Technology)
15,000,000	5.250%, 7/1/2033, Series L	18,099,750
	Massachusetts Health and Educational Facilities Authority Revenue Bonds (Partners Healthcare System)
1,000,000	6.000%, 7/1/2016, Series C	1,041,270
	Massachusetts Health and Educational Facilities Authority Revenue Bonds (Tufts University)
5,400,000	5.500%, 2/15/2028, Series M	6,520,500
	Massachusetts Water Pollution Abatement Trust Pool Program Refunding Bonds
5,000,000	5.000%, 8/1/2024	5,971,200

	Total Massachusetts	50,945,661

Michigan (1.8%)
	East Lansing Building Authority, Ingham and Clinton Counties, Michigan Building Authority Bonds (General Obligation Limited Tax)
2,000,000	5.700%, 4/1/2020	2,373,080
	Grand Valley State University General Revenue Bonds
1,000,000	5.750%, 12/1/2034	1,063,550
	Kalamazoo Hospital Finance Authority Hospital Revenue Refunding Bonds (Bronson Methodist Hospital) (AGM Insured)
3,250,000	5.000%, 5/15/2026, Series Ab	3,278,958
	Michigan Public Power Agency Revenue Bonds (Combustion Turbine No. 1) (AMBAC Insured)
1,380,000	5.250%, 1/1/2016, Series Ab	1,426,133
	Michigan State Hospital Finance Authority Hospital Revenue and Refunding Bonds (Crittenton Hospital Medical Center)
2,750,000	5.500%, 3/1/2022, Series A	2,778,078

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
93

Municipal Bond Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Michigan (1.8%) - continued
	Michigan State Hospital Finance Authority Hospital Revenue and Refunding Bonds (Sisters of Mercy Health Corporation) (NATL-RE Insured)
$2,825,000	5.375%, 8/15/2014, Series Pa,b	$3,093,234
130,000	5.375%, 8/15/2014, Series Pa,b	137,928
	Michigan State Trunk Line Fund Refunding Bonds (AGM Insured)
5,000,000	5.000%, 11/1/2022[b]	5,331,400
	Rochester Community School District, Oakland and Macomb Counties, Michigan School Building and Site General Obligation Bonds (NATL-RE Q-SBLF Insured)
4,500,000	5.000%, 5/1/2019[b]	5,094,855
1,905,000	Sault Ste. Marie Chippewa Indians Housing Authority Health Facility Revenue Bonds (Tribal Health and Human Services Center) 7.750%, 9/1/2012	1,913,172

	Total Michigan	26,490,388

Minnesota (2.9%)
	Baytown Township, Minnesota Lease Revenue Bonds (St. Croix Preparatory Academy)
1,000,000	7.000%, 8/1/2038, Series A	993,920
	Minneapolis and St. Paul, Minnesota Housing and Redevelopment Authority Health care Facility Revenue Bonds (HealthPartners)
800,000	6.000%, 12/1/2021	824,656
	Minneapolis-St. Paul Metropolitan Airports Commission Airport Revenue Bonds (AMBAC Insured)
5,000,000	5.000%, 1/1/2035, Series Ab	5,066,850
	Minneapolis-St. Paul Metropolitan Airports Commission Airport Revenue Bonds (NATL-RE FGIC Insured)
4,750,000	5.000%, 1/1/2031, Series Cb	4,840,013
	Minnesota Agricultural and Economic Development Board Health Care System Revenue Bonds (Fairview Hospital and Healthcare Services) (NATL-RE Insured)
85,000	5.750%, 11/15/2026, Series Ab	85,062
	Minnesota Higher Education Facilities Authority Revenue Bonds (University of St. Thomas)
530,000	5.250%, 10/1/2019, Series 5- Y	574,759

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Minnesota (2.9%) - continued
	North Oaks, Minnesota Senior Housing Revenue Bonds (Presbyterian Homes of North Oaks, Inc.)
$2,000,000	6.125%, 10/1/2039	$1,993,060
	Northern Municipal Power Agency, Minnesota Electric System Revenue Bonds (AMBAC Insured)
2,000,000	5.000%, 1/1/2026, Series Ab	2,071,240
	Northfield, Minnesota Hospital Revenue Bonds
1,000,000	6.000%, 11/1/2021, Series Ca	1,066,170
1,300,000	6.000%, 11/1/2026, Series Ca	1,386,021
2,040,000	6.000%, 11/1/2031, Series Ca	2,174,987
	Rochester, Minnesota Health Care Facilities Revenue Bonds Olmsted Medical Center
1,000,000	5.875%, 7/1/2030	1,004,030
	St. Cloud, Minnesota Health Care Revenue Bonds (CentraCare Health System)
2,000,000	5.125%, 5/1/2030, Series A	2,064,100
	St. Louis Park, Minnesota Health Care Facilities Revenue Refunding Bonds (Park Nicollet Health Services)
2,000,000	5.250%, 7/1/2030, Series Ba	2,315,820
1,000,000	5.750%, 7/1/2030, Series C	1,022,230
5,500,000	5.750%, 7/1/2039	5,530,140
	St. Paul, Minnesota Housing and Redevelopment Authority Educational Facility Revenue Refunding Bonds (Saint Paul Academy and Summit School)
4,000,000	5.000%, 10/1/2024	4,274,880
	St. Paul, Minnesota Housing and Redevelopment Authority Health Care Facility Revenue Bonds (HealthPartners)
230,000	5.250%, 5/15/2019	235,913
1,500,000	5.250%, 5/15/2036	1,401,585
	White Earth Band of Chippewa Indians Revenue Bonds (ACA Insured)
2,205,000	7.000%, 12/1/2011, Series Ab	2,252,804

	Total Minnesota	41,178,240

Missouri (1.4%)
	Jackson County, Missouri Special Obligation Bonds (Harry S. Truman Sports Complex) (AMBAC Insured)
7,500,000	5.000%, 12/1/2027[b]	7,829,850
	Missouri Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) (GNMA/FNMA Collateralized)
50,000	6.550%, 9/1/2028, Series C-1	50,711
80,000	7.450%, 9/1/2031, Series B-1, AMT	82,021

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
94

Municipal Bond Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Missouri (1.4%) - continued
	Missouri Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) (GNMA/FNMA Collateralized) - continued
$160,000	7.150%, 3/1/2032, Series C-1, AMT	$170,634
	Missouri State Environmental Improvement and Energy Resources Authority Pollution Control Refunding Revenue Bonds (Associated Cooperative, Inc.)
2,000,000	4.375%, 12/1/2034	2,038,260
	Missouri State Environmental Improvement and Energy Resources Authority Water Pollution Revenue Bonds
175,000	5.250%, 1/1/2018, Series A	189,380
825,000	5.250%, 1/1/2018, Series Aa	919,536
	Missouri State Health and Educational Facilities Authority Health Facilities Revenue Bonds (Barnes-Jewish, Inc./Christian Health Services)
3,000,000	5.250%, 5/15/2014, Series A	3,263,790
	Missouri State Health and Educational Facilities Authority Health Facilities Revenue Bonds (BJC Health System)
2,500,000	5.000%, 5/15/2020, Series A	2,657,975
	Missouri State Health and Educational Facilities Authority Health Facilities Revenue Bonds (Lake Regional Health System)
1,500,000	5.600%, 2/15/2025	1,521,030
	Missouri State Health and Educational Facilities Authority Health Facillties Revenue Bonds (Lake of the Ozarks General Hospital, Inc.)
655,000	6.500%, 2/15/2021	657,227

	Total Missouri	19,380,414

Montana (0.6%)
	Montana Board of Housing Single Family Mortgage Bonds
20,000	6.000%, 6/1/2016, Series A-1	20,010
75,000	6.250%, 6/1/2019, Series A-2, AMT	75,086
	Montana Board of Regents of Higher Education Facilities Improvement and Refunding Revenue Bonds (University of Montana) (NATL-RE Insured)
1,165,000	5.750%, 5/15/2016, Series Fb	1,191,632

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Montana (0.6%) - continued
	Montana Facility Finance Authority Hospital Facilities Revenue Bonds (St. Peter’s Hospital)
$3,860,000	5.250%, 6/1/2018	$4,034,897
	Montana Facility Finance Authority Revenue Bonds (Providence Health & Services)
2,830,000	5.000%, 10/1/2024	3,002,007

	Total Montana	8,323,632

Nebraska (1.5%)
	Douglas County, Nebraska Hospital Authority No. 3 Health Facilities Refunding and Revenue Bonds (Nebraska Methodist Health System)
2,000,000	5.750%, 11/1/2048	2,032,580
	Nebraska Public Power District General Revenue Bonds (AMBAC Insured)
2,500,000	5.000%, 1/1/2013, Series Bb	2,734,825
	Omaha, Nebraska Public Power District Electric System Revenue Bonds
1,760,000	6.150%, 2/1/2012, Series Ba	1,855,251
5,780,000	5.000%, 2/1/2046, Series A	5,900,455
	Omaha, Nebraska Special Obligation Bonds (Riverfront Redevelopment)
1,675,000	5.500%, 2/1/2015, Series A	1,776,740
	University of Nebraska Student Fees and Facilities Revenue Bonds
5,000,000	5.000%, 7/1/2023, Series B	5,349,950
	University of Nebraska Student Housing Revenue Bonds
1,680,000	5.000%, 5/15/2040	1,766,134

	Total Nebraska	21,415,935

New Jersey (1.4%)
	Hudson County, New Jersey Refunding Certificates of Participation (NATL-RE Insured)
2,000,000	6.250%, 12/1/2015[b]	2,281,660
	New Jersey Educational Facilities Authority Revenue Refunding Bonds (Kean University)
1,000,000	5.500%, 9/1/2036, Series A	1,071,490
	New Jersey General Obligation Bonds (AMBAC Insured)
1,000,000	5.250%, 7/15/2018, Series Lb	1,189,150
	New Jersey Transportation Trust Fund Authority Transportation System Bonds (AGM Insured)
5,000,000	5.500%, 12/15/2016, Series Ab	5,867,650
	New Jersey Turnpike Authority Turnpike Revenue Bonds (AMBAC-TCRS Insured)
745,000	6.500%, 1/1/2016, Series Cb	860,125
3,695,000	6.500%, 1/1/2016, Series Ca,b	4,346,318

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
95

Municipal Bond Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value
New Jersey (1.4%) - continued
	New Jersey Turnpike Authority Turnpike Revenue Bonds (AMBAC-TCRS Insured) - continued
$260,000	6.500%, 1/1/2016, Series Ca,b	$305,830
	Ocean County, New Jersey Utilities Authority Wastewater Revenue Bonds (NATL-RE Insured)
3,180,000	5.250%, 1/1/2025[b]	3,833,553

	Total New Jersey	19,755,776

New Mexico (0.9%)
	Jicarilla, New Mexico Apache Nation Revenue Bonds
3,500,000	5.500%, 9/1/2023, Series A	3,683,435
	Sandoval County, New Mexico Incentive Payment Refunding Revenue Bonds
9,000,000	5.000%, 6/1/2020	9,606,510

	Total New Mexico	13,289,945

New York (7.1%)
	Metropolitan Transportation Authority State Service Contract Refunding Bonds
5,000,000	5.500%, 7/1/2017, Series A	5,863,050
	Metropolitan Transportation Authority Transit Facilities Service Contract Bonds
2,360,000	5.750%, 7/1/2013, Series Oa	2,541,602
	New York City General Obligation Bonds
12,000,000	5.250%, 8/1/2017, Series B	13,513,680
1,750,000	5.500%, 8/1/2022, Series A	1,888,862
	New York City Municipal Water Finance Authority Water and Sewer System Revenue Bonds
11,000,000	5.750%, 6/15/2040, Series A	12,461,790
	New York City Municipal Water Finance Authority Water and Sewer System Revenue Bonds (AMBAC Insured)
2,000,000	5.875%, 6/15/2012, Series Aa,b	2,206,680
	New York City Transitional Finance Authority Future Tax Secured Bonds
735,000	5.375%, 11/15/2021, Series A	793,602
	New York City Transitional Finance Authority Future Tax Secured Refunding Bonds
13,000,000	5.250%, 2/1/2011, Series Be	13,272,870
8,940,000	5.500%, 11/1/2011, Series Ae	9,436,170
1,805,000	5.375%, 11/15/2021, Series Aa	2,011,709
	New York State Dormitory Authority State University Educational Facilities Revenue Bonds
4,000,000	5.250%, 5/15/2012, Series Be	4,301,960
2,000,000	7.500%, 5/15/2013, Series A	2,329,720

Principal Amount	Long-Term Fixed Income (99.3%)	Value
New York (7.1%) - continued
	New York State Dormitory Authority State University Educational Facilities Revenue Bonds - continued
$5,000,000	5.875%, 5/15/2017, Series A	$5,938,150
	New York State Local Government Assistance Corporation Refunding Bonds (NATL-RE-IBC Insured)
2,000,000	5.250%, 4/1/2016, Series Eb	2,340,180
	New York State Urban Development Corporation Correctional and Youth Service Contract Revenue Bonds
20,000,000	5.000%, 1/1/2017, Series A	20,359,000
	New York State Urban Development Corporation State Personal Income Tax Revenue Bonds (State Facilities and Equipment)
2,000,000	5.000%, 3/15/2036, Series B-1	2,130,940

	Total New York	101,389,965

North Carolina (2.1%)
	North Carolina Eastern Municipal Power Agency Power System Revenue Bonds
5,000,000	5.500%, 1/1/2014, Series D	5,607,100
4,000,000	5.375%, 1/1/2017, Series C	4,231,440
7,170,000	5.250%, 1/1/2020, Series A	7,972,466
2,375,000	5.500%, 1/1/2021, Series B	2,377,969
2,000,000	5.000%, 1/1/2026, Series B	2,109,380
1,475,000	6.000%, 1/1/2026, Series Aa	1,931,498
	North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Bonds
1,250,000	5.000%, 1/1/2030, Series A	1,297,737
	North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Bonds (NATL-RE Insured)
4,000,000	6.000%, 1/1/2011[b]	4,086,920
	Wake County Industrial Facilities and Pollution Control Financing Authority Pollution Control Revenue Refunding Bonds (Carolina Power & Light Company)
1,000,000	5.375%, 2/1/2017	1,058,240

	Total North Carolina	30,672,750

North Dakota (0.9%)
	Grand Forks, North Dakota Health Care System Revenue Bonds (Altru Health System)
3,500,000	7.125%, 8/15/2024[a]	3,542,105
	South Central Regional Water District, North Dakota Utility System Revenue Bonds (Refunding and Northern Burleigh County Expansion)
2,945,000	5.650%, 10/1/2029, Series A	3,074,227

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
96

Municipal Bond Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value
North Dakota (0.9%) - continued
	Ward County, North Dakota Health Care Facilities Refunding Revenue Bonds (Trinity)
$3,250,000	6.250%, 7/1/2021, Series B	$3,252,860
	Ward County, North Dakota Health Care Facilities Revenue Bonds (Trinity)
2,895,000	5.125%, 7/1/2025	2,819,817

	Total North Dakota	12,689,009

Ohio (2.5%)
	Akron, Ohio Non-Tax Revenue Economic Development Bonds (NATL-RE Insured)
875,000	6.000%, 12/1/2012[b]	931,140
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Asset-Backed Bonds
6,465,000	5.125%, 6/1/2024, Series A-2	5,406,615
	Lorain County, Ohio Hospital Facilities Revenue Refunding and Improvement Bonds (Catholic Healthcare Partners)
2,000,000	5.400%, 10/1/2021, Series A	2,046,020
	Lucas County, Ohio Health Care Facilities Revenue Refunding and Improvement Bonds
2,000,000	6.550%, 8/15/2024, Series A	2,022,580
	Ohio Higher Educational Facility Commission Revenue Bonds (Case Western Reserve University)
2,000,000	6.500%, 10/1/2020, Series B	2,458,360
	Ohio Higher Educational Facility Commission Revenue Bonds (Kenyon College)
4,740,000	5.250%, 7/1/2044	4,868,786
	Ohio Turnpike Commission Turnpike Revenue Refunding Bonds (NATL-RE FGIC Insured)
2,000,000	5.500%, 2/15/2024, Series Ab	2,306,560
10,000,000	5.500%, 2/15/2026, Series Ab	11,435,000
	Port of Greater Cincinnati Development Authority Economic Development Revenue Bonds (Sisters of Mercy of the Americas, Regional Community of Cincinnati)
1,750,000	5.000%, 10/1/2025	1,671,075
	University of Cincinnati General Receipts Bonds (AMBAC Insured)
2,545,000	5.000%, 6/1/2016, Series Db	2,796,140

	Total Ohio	35,942,276

Oklahoma (0.5%)
	Oklahoma Development Finance Authority Hospital Revenue Refunding Bonds (Unity Health Center)
1,040,000	5.000%, 10/1/2011	1,065,022

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Oklahoma (0.5%) - continued
	Oklahoma Housing Finance Agency Single Family Mortgage Revenue Bonds (Homeownership Loan Program)
$55,000	7.550%, 9/1/2028, Series C- 2, AMT	$56,843
	Oklahoma Housing Finance Agency Single Family Mortgage Revenue Bonds (Homeownership Loan Program) (GNMA/FNMA Collateralized)
100,000	7.100%, 9/1/2028, Series D- 2, AMT	104,382
	Oklahoma Municipal Power Authority Power Supply System Revenue Bonds
1,500,000	6.000%, 1/1/2038, Series A	1,636,410
	Oklahoma Municipal Power Authority Power Supply System Revenue Bonds (NATL-RE Insured)
1,030,000	5.875%, 1/1/2012, Series Bb	1,074,177
	Payne County Economic Development Authority Student Housing Revenue Bonds (Collegiate Housing Foundation - Stillwater)
2,900,000	6.375%, 6/1/2030, Series Aa	3,037,576

	Total Oklahoma	6,974,410

Oregon (0.2%)
	Clackamas County, Oregon Hospital Facility Authority Revenue Bonds (Legacy Health Systems)
300,000	5.500%, 7/15/2035, Series A	315,099
	Salem-Keizer School District No. 24J, Marion and Polk Counties, Oregon General Obligation Bonds
5,000,000	Zero Coupon, 6/15/2028, Series B	2,165,300

	Total Oregon	2,480,399

Pennsylvania (2.7%)
	Allegheny County Hospital Development Authority Revenue Bonds (University of Pittsburgh Medical Center)
3,000,000	5.000%, 6/15/2018, Series B	3,328,650
2,000,000	5.625%, 8/15/2039, Series A	2,089,920
	Allegheny County, Pennsylvania Redevelopment Authority Tax Increment Bonds (Waterfront)
295,000	6.000%, 12/15/2010, Series B	299,475
1,705,000	6.550%, 12/15/2017, Series Ca	1,742,732

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
97

Municipal Bond Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Pennsylvania (2.7%) - continued
	Cornwall-Lebanon School District, Lebanon County, Pennsylvania General Obligation Notes (AGM Insured)
$2,000,000	Zero Coupon, 3/15/2016[b]	$1,713,800
1,520,000	Zero Coupon, 3/15/2017[b]	1,243,406
	Cumberland County Municipal Authority Revenue Bonds (Diakon Lutheran Social Ministries)
2,750,000	5.000%, 1/1/2027	2,619,622
2,000,000	5.000%, 1/1/2036	1,768,980
	Cumberland County, Pennsylvania Municipal Authority Revenue Bonds (Diakon Lutheran Social Ministries)
2,000,000	6.125%, 1/1/2029	2,069,520
	Delaware County, Pennsylvania Industrial Development Authority Airport Facilities Revenue Bonds
700,000	0.220%, 8/2/2010[c]	700,000
	Lancaster County Hospital Authority Hospital Revenue Bonds (Lancaster General Hospital)
2,000,000	5.500%, 3/15/2026[a]	2,279,200
	Lycoming County Authority Health System Revenue Bonds (Susquehanna Health System)
4,000,000	5.750%, 7/1/2039, Series A	4,092,080
	Pennslyvania Turnpike Commission Turnpike Revenue Bonds (AGM Insured)
8,000,000	Zero Coupon, 6/1/2016, Series Cb	6,254,960
	Pennsylvania Turnpike Commission Turnpike Revenue Bonds
5,000,000	6.250%, 6/1/2038, Series C	5,659,400
	Philadelphia Authority for Industrial Development Revenue Bonds (Please Touch Museum)
2,000,000	5.250%, 9/1/2026	1,864,120
	York County, Pennsylvania Solid Waste and Refuse Authority Solid Waste System Refunding Revenue Bonds (NATL-RE FGIC Insured)
1,000,000	5.500%, 12/1/2012[b]	1,104,120

	Total Pennsylvania	38,829,985

Puerto Rico (1.2%)
	Puerto Rico Electric Power Authority Power Revenue Bonds
10,000,000	5.250%, 7/1/2040, Series XX	10,076,400

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Puerto Rico (1.2%) - continued
	Puerto Rico Industrial, Tourist, Educational, Medical, and Environmental Control Facilities Financing Authority Cogeneration Facility Revenue Bonds (AES Puerto Rico)
$7,655,000	6.625%, 6/1/2026, AMT	$7,719,455

	Total Puerto Rico	17,795,855

South Carolina (1.7%)
	Greenwood County, South Carolina Hospital Facilities Revenue Bonds (Self Memorial Hospital)
1,000,000	5.500%, 10/1/2026	1,007,780
	Greenwood County, South Carolina Hospital Facilities Revenue Bonds (Self Regional Healthcare)
2,250,000	5.375%, 10/1/2039	2,288,070
	Piedmont, South Carolina Municipal Power Agency Electric Revenue Bonds (NATL- RE FGIC Insured)
4,000,000	6.250%, 1/1/2021[b]	4,913,240
5,000,000	5.000%, 1/1/2022[b]	5,011,600
	South Carolina Jobs-Economic Development Authority Hospital Refunding and Improvement Revenue Bonds (Palmetto Health Alliance)
605,000	6.875%, 8/1/2027, Series Ca	710,681
4,895,000	6.875%, 8/1/2027, Series Ca	5,750,059
	South Carolina Public Service Authority Revenue Obligations (Santee Cooper)
2,500,000	5.500%, 1/1/2038, Series A	2,750,450
	Spartanburg, South Carolina Water System Revenue Bonds (FGIC Insured)
2,000,000	5.250%, 6/1/2028[a,b]	2,337,880

	Total South Carolina	24,769,760

South Dakota (1.1%)
	South Dakota Educational Enhancement Funding Corporation Tobacco Settlement Asset-Backed Bonds
5,000,000	6.500%, 6/1/2032, Series B	4,993,650
	South Dakota Health and Educational Facilities Authority Revenue Bonds (Prairie Lakes Health Care System)
1,170,000	5.625%, 4/1/2032	1,174,329
	South Dakota Health and Educational Facilities Authority Revenue Bonds (Sanford Health)
5,000,000	5.000%, 11/1/2040	4,945,750
1,250,000	5.500%, 11/1/2040	1,286,375

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
98

Municipal Bond Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value
South Dakota (1.1%) - continued
	South Dakota Health and Educational Facilities Authority Revenue Refunding Bonds (Prairie Lakes Health Care System) (ACA-CBI Insured)
$1,770,000	5.650%, 4/1/2022[b]	$1,774,938
	South Dakota State Health and Educational Facilities Authority Revenue Bonds (Prairie Lakes Health Care System)
2,215,000	5.650%, 4/1/2022	2,221,180

	Total South Dakota	16,396,222

Tennessee (1.2%)
	Jackson, Tennessee Hospital Revenue Refunding and Improvement Bonds (Jackson- Madison County General Hospital)
2,000,000	5.625%, 4/1/2038	2,040,320
3,450,000	5.750%, 4/1/2041	3,539,873
	Memphis-Shelby County Airport Authority Special Facilities Revenue Refunding Bonds (Federal Express Corporation)
4,500,000	5.050%, 9/1/2012	4,767,165
2,000,000	5.350%, 9/1/2012	2,130,840
	Nashville and Davidson Counties Industrial Development Board Multifamily Housing Revenue Refunding Bonds (Beechwood Terrace Apartments) (GNMA Collateralized)
4,155,000	6.625%, 3/20/2036, Series A	4,316,463

	Total Tennessee	16,794,661

Texas (10.9%)
	Alliance Airport Authority, Inc. Special Facilities Revenue Refunding Bonds (Federal Express Corporation)
10,285,000	4.850%, 4/1/2021, AMT	10,233,575
	Amarillo Health Facilities Corporation Hospital Revenue Bonds (Baptist St. Anthony’s Hospital Corporation) (AGM Insured)
2,000,000	5.500%, 1/1/2017[b]	2,094,320
	Austin, Texas Combined Utility Systems Revenue Refunding Bonds (NATL-RE FGIC-TCRS Insured)
2,250,000	6.000%, 11/15/2013[b]	2,407,928
	Bexar County Housing Finance Corporation Multifamily Housing Revenue Bonds (Dymaxion and Marbach Park Apartments) (NATL-RE Insured)
1,930,000	6.000%, 8/1/2023, Series Ab	1,890,840

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Texas (10.9%) - continued
	Bexar County Housing Finance Corporation Multifamily Housing Revenue Bonds (Pan American Apartments) (GNMA Collateralized)
$1,700,000	7.000%, 3/20/2031, Series A- 1[a]	$1,851,572
	Bluebonnet Trails Community Mental Health and Mental Retardation Center Revenue Bonds
1,000,000	6.125%, 12/1/2016	1,015,580
	Clifton Higher Education Finance Corporation Education Revenue Bonds (Uplift Education)
4,000,000	6.250%, 12/1/2045, Series A	4,060,360
	Corpus Christi, Texas General Improvement Refunding Bonds (AGM Insured)
260,000	5.000%, 3/1/2012, Series Ab	271,960
	Dallas and Fort Worth, Texas Joint Revenue Improvement and Refunding Bonds (Dallas/Fort Worth International Airport) (NATL- RE Insured)
1,000,000	5.500%, 11/1/2016, Series A, AMT[b]	1,055,320
500,000	5.500%, 11/1/2017, Series A, AMT[b]	524,440
	Dallas and Fort Worth, Texas Joint Revenue Improvement and Refunding Bonds (Dallas/Fort Worth International Airport) (XLCA Insured)
9,750,000	6.125%, 11/1/2018, Series C- 2, AMT[b]	9,776,423
	Dallas Independent School District, Dallas County, Texas Unlimited Tax School Building Bonds (PSF-GTD Insured)
10,000,000	6.375%, 2/15/2034[b]	11,961,800
	Deer Park Independent School District, Harris County, Texas School Building Refunding Bonds (PSF-GTD Insured)
1,375,000	5.000%, 2/15/2013[b]	1,525,246
	Denton, Texas Utility System Revenue Bonds (AGM Insured)
3,210,000	5.250%, 12/1/2015, Series Ab	3,477,810
	Harris County Health Facilities Development Corporation Hospital Revenue Refunding Bonds (Memorial Hermann Healthcare System)
2,000,000	6.375%, 6/1/2029, Series Aa	2,119,980
2,000,000	7.250%, 12/1/2035, Series B	2,285,620

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
99

Municipal Bond Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Texas (10.9%) - continued
	Harris County, Texas General Obligation and Revenue Refunding Bonds (NATL-RE Insured)
$7,000,000	Zero Coupon, 8/15/2024[b]	$4,122,160
	Harris County, Texas Industrial Development Corporation Pollution Control Revenue Bonds
500,000	0.120%, 8/2/2010[c]	500,000
400,000	0.120%, 8/2/2010[c]	400,000
	Harris County, Texas Toll Road Revenue and Refunding Bonds
6,500,000	5.250%, 8/15/2047, Series B	6,812,000
	Houston, Texas Airport System Revenue Bonds (AGM Insured)
2,000,000	5.625%, 7/1/2030, Series A, AMT[b]	2,000,840
	Houston, Texas Water and Sewer System Revenue Refunding Bonds (AGM Insured)
10,000,000	5.750%, 12/1/2032, Series Aa,b	12,516,000
	Leander Independent School District, Williamson and Travis Counties, Texas Unlimited Tax School Building General Obligation Bonds (PSF-GTD Insured)
5,000,000	5.000%, 8/15/2035[b]	5,340,600
	Lewisville Independent School District, Denton County, Texas Unlimited Tax School Building and Refunding Bonds (PSF- GTD Insured)
5,315,000	Zero Coupon, 8/15/2019[b]	4,025,847
	Lower Colorado River Authority, Texas Unrefunded Balance Revenue Bonds (AGM Insured)
215,000	5.875%, 5/15/2015, Series Ab	215,772
	North East Independent School District, Bexar County, Texas Unlimited Tax Refunding Bonds (PSF-GTD Insured)
5,000,000	5.250%, 2/1/2028[b]	5,977,200
2,000,000	5.250%, 2/1/2029[b]	2,382,700
	North Texas Health Facilities Development Corporation Hospital Revenue Bonds (United Regional Healthcare System, Inc.)
2,600,000	6.000%, 9/1/2023[a]	3,010,696
	North Texas Tollway Authority System Revenue Refunding Bonds
5,000,000	Zero Coupon, 1/1/2028, Series D	2,021,600
1,000,000	5.625%, 1/1/2033, Series A	1,047,070
26,125,000	Zero Coupon, 1/1/2034, Series D	7,073,605

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Texas (10.9%) - continued
	Pharr, Texas Higher Education Finance Authority Education Revenue Bonds (Idea Public Schools)
$2,500,000	6.250%, 8/15/2029, Series A	$2,590,600
2,000,000	6.500%, 8/15/2039, Series A	2,077,360
	Ridge Parc Development Corporation Multifamily Housing Revenue Bonds (GNMA Collateralized)
1,000,000	6.100%, 6/20/2033	1,064,320
2,795,000	6.150%, 11/20/2041	2,970,386
	San Antonio, Texas General Obligation Bonds
425,000	5.250%, 2/1/2014	435,200
	San Antonio, Texas Water System Revenue Refunding Bonds (AGM Insured)
1,000,000	5.500%, 5/15/2018[b]	1,079,760
1,000,000	5.500%, 5/15/2019[b]	1,079,570
1,000,000	5.500%, 5/15/2020[b]	1,078,280
	San Leanna Education Facilities Corporation Higher Education Revenue Bonds (Saint Edward’s University)
1,160,000	5.125%, 6/1/2024	1,185,021
1,000,000	5.125%, 6/1/2027	1,004,790
	Southeast Texas Housing Finance Corporation Single Family Mortgage Revenue Bonds (NATL-RE Insured)
11,615,000	Zero Coupon, 9/1/2017[a,b]	9,749,515
	Tarrant County College District, Texas General Obligation Refunding Bonds
1,410,000	5.375%, 2/15/2013	1,576,944
	Tarrant County Cultural Education Facilities Finance Corporation Hospital Revenue Bonds (Hendrick Medical Center)
1,250,000	5.250%, 9/1/2026, Series B	1,293,725
2,000,000	5.250%, 9/1/2027, Series B	2,065,500
1,000,000	5.250%, 9/1/2028, Series B	1,031,270
	Tarrant County Cultural Education Facilities Finance Corporation Refunding Revenue Bonds (Texas Health Resources System)
2,000,000	5.000%, 2/15/2023, Series A	2,067,440
	Westlake, Texas Certificates of Obligation
315,000	6.500%, 5/1/2013	355,689
350,000	6.500%, 5/1/2015	403,893
335,000	6.500%, 5/1/2017[a]	406,074
1,650,000	5.750%, 5/1/2024	1,785,052
2,000,000	5.800%, 5/1/2032[a]	2,372,760
	Wylie, Texas Independent School District General Obligation Bonds (PSF-GTD Insured)
430,000	6.875%, 8/15/2014[b]	458,328
745,000	6.875%, 8/15/2014[a,b]	795,764

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
100

Municipal Bond Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Texas (10.9%) - continued
	Wylie, Texas Independent School District General Obligation Bonds (PSF-GTD Insured) - continued
$3,280,000	7.000%, 8/15/2024[b]	$3,442,623

	Total Texas	156,368,728

Utah (0.7%)
	Riverton, Utah Hospital Revenue Bonds
3,000,000	5.000%, 8/15/2041	3,076,650
	Utah Associated Municipal Power Systems Revenue and Refunding Bonds (Central-St. George Transmission)
6,000,000	5.250%, 12/1/2027	6,264,840
	Utah State Charter School Finance Authority Charter School Revenue Bonds (North Davis Preparatory)
1,000,000	6.250%, 7/15/2030	1,007,310

	Total Utah	10,348,800

Virginia (0.5%)
	Fairfax County, Virginia Industrial Development Authority Health Care Revenue Bonds (Inova Health System)
1,000,000	5.000%, 5/15/2025, Series C	1,062,710
	Fairfax County, Virginia Industrial Development Authority Hospital Revenue Refunding Bonds (Inova Health System Hospitals)
2,500,000	5.250%, 8/15/2019	2,785,775
	Tobacco Settlement Financing Corporation Tabacco Settlement Asset-Backed Bonds
1,630,000	5.250%, 6/1/2019[a]	1,704,996
	Virginia Port Authority Port Facilities Revenue Refunding Bonds
2,000,000	5.000%, 7/1/2040	2,071,160

	Total Virginia	7,624,641

Washington (5.0%)
	Energy Northwest Columbia Generating Station Refunding Electric Revenue Bonds (NATL- RE Insured)
1,000,000	5.750%, 7/1/2018[b]	1,091,750
	Franklin County, Washington, Pasco School District No. 1 Unlimited Tax General Obligation Bonds (NATL-RE Insured)
6,000,000	5.250%, 12/1/2022[b]	6,675,660
	FYI Properties Lease Revenue Bonds (State of Washington DIS)
2,500,000	5.500%, 6/1/2034	2,652,200

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Washington (5.0%) - continued
	King County, Washington Sewer Revenue Refunding Bonds (AGM Insured)
$10,000,000	5.500%, 1/1/2013, Series Bb	$10,646,600
	Tobacco Settlement Authority Tobacco Settlement Asset- Backed Bonds
7,105,000	6.500%, 6/1/2026	7,300,956
	Washington Economic Development Finance Authority Lease Revenue Bonds (Washington Biomedical Research Properties II) (NATL-RE Insured)
5,620,000	5.000%, 6/1/2030[b]	5,746,057
	Washington General Obligation Bonds
340,000	6.250%, 2/1/2011, Series A & AT-6	350,016
2,000,000	6.000%, 6/1/2012, Series B & AT-7	2,200,740
35,000	5.750%, 10/1/2012, Series Aa	37,003
1,875,000	5.750%, 10/1/2012, Series A	1,985,344
5,000,000	6.750%, 2/1/2015, Series A	5,616,550
	Washington General Obligation Bonds (AGM Insured)
5,000,000	5.000%, 7/1/2021, Series Ab	5,563,400
	Washington Health Care Facilities Authority Revenue Bonds
5,000,000	5.250%, 10/1/2032	5,152,450
	Washington Health Care Facilities Authority Revenue Bonds (Kadlec Medical Center)
1,000,000	5.000%, 12/1/2030, Series A	1,004,230
	Washington Health Care Facilities Authority Revenue Bonds (Seattle Cancer Care Alliance)
5,000,000	7.375%, 3/1/2038	5,630,150
	Washington Health Care Facilities Authority Revenue Bonds (Swedish Health Services) (AMBAC Insured)
2,000,000	5.125%, 11/15/2018[b]	2,007,060
	Washington Higher Education Facilities Authority Refunding Revenue Bonds (Gonzaga University)
5,325,000	5.000%, 4/1/2029, Series B	5,403,171
	Washington Higher Education Facilities Authority Revenue and Refunding Revenue Bonds (Whitworth University)
1,290,000	5.875%, 10/1/2034	1,362,330
1,000,000	5.625%, 10/1/2040	1,029,110

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
101

Municipal Bond Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Washington (5.0%) - continued
	Washington State Housing
	Finance Commission
	Nonprofit Housing Revenue
	and Refunding Revenue Bonds
	(Crista Ministries)
$1,000,000	5.350%, 7/1/2014, Series A	$1,003,970

	Total Washington	72,458,747

Wisconsin (1.7%)
	Monroe, Wisconsin Redevelopment Authority Development Revenue Bonds (Monroe Clinic, Inc.)
3,500,000	5.875%, 2/15/2039	3,595,515
	Wisconsin Health and Educational Facilities Authority Revenue and Refunding Bonds (Wheaton Franciscan Services, Inc.)
6,000,000	5.750%, 8/15/2025[a]	6,553,800
	Wisconsin Health and Educational Facilities Authority Revenue Bonds (Aurora Health Care, Inc.)
1,500,000	5.500%, 2/15/2015, Series B	1,504,065
	Wisconsin Health and Educational Facilities Authority Revenue Bonds (Blood Center of Southeastern Wisconsin, Inc.)
2,000,000	5.750%, 6/1/2034	2,079,680
	Wisconsin Health and Educational Facilities Authority Revenue Bonds (Eagle River Memorial Hospital, Inc.) (Radian Insured)
1,000,000	5.750%, 8/15/2020[b]	1,010,960
	Wisconsin Health and Educational Facilities Authority Revenue Bonds (Marshfield Clinic)
2,000,000	6.000%, 2/15/2025, Series B	2,018,240
	Wisconsin Health and Educational Facilities Authority Revenue Bonds (Thedacare, Inc.)
5,000,000	5.500%, 12/15/2038, Series A	5,241,950
	Wisconsin Health and Educational Facilities Authority Revenue Bonds (Watertown Memorial Hospital, Inc.) (Radian Insured)
2,000,000	5.500%, 8/15/2029[b]	1,992,940
	Wisconsin Health and Educational Facilities Authority Revenue Refunding Bonds (Marquette University)
1,000,000	5.000%, 10/1/2033, Series B- 1	1,009,650

	Total Wisconsin	25,006,800

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Wyoming (1.3%)
	Kemmerer, Wyoming Pollution Control Revenue Bonds (Exxon)
$930,000	0.120%, 8/2/2010[c]	$930,000
	Lincoln County, Wyoming Pollution Control Revenue Bonds (Exxon)
485,000	0.120%, 8/2/2010, Series Cc	485,000
3,760,000	0.120%, 8/2/2010, Series Dc	3,760,000
3,890,000	0.120%, 8/2/2010, Series Ac	3,890,000
	Wyoming Municipal Power Agency Power Supply System Revenue Bonds
3,270,000	5.375%, 1/1/2042, Series A	3,440,007
	Wyoming State Farm Loan Board
	Capital Facilities Refunding
	Revenue Bonds
5,825,000	5.750%, 10/1/2020	6,741,040

	Total Wyoming	19,246,047

	Total Long-Term Fixed Income (cost $1,345,187,097)	1,428,284,418

	Total Investments (cost $1,345,187,097) 99.3%	$1,428,284,418

	Other Assets and Liabilities, Net 0.7%	9,657,165

	Total Net Assets 100.0%	$1,437,941,583

a	Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principal and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.
b	To reduce certain risks associated with securities issued by municipalities, which may include but are not limited to economic development in a specific industry or municipality, the principal and/or interest payments are guaranteed by the bond insurance company or Government agency identified.
c	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e.	Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
102

Municipal Bond Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Definitions:

ACA	-	American Capital Access Holding, Ltd.
AGM	-	Assured Guaranty Municipal Corporation
AMBAC	-	American Municipal Bond Insurance
Corporation
AMT	-	Subject to Alternative Minimum Tax
CR	-	Custodial Receipts
FGIC	-	Financial Guaranty Insurance Company
FHA	-	Federal Housing Administration
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
IBC	-	Insured Bond Certificate
NATL-RE	-	National Public Finance Guarantee
Corporation
PSF-GTD	-	Public School Fund Guaranteed
Q-SBLF	-	Qualified School Bond Loan Fund
Radian	-	Radian Guaranty, Inc.
TCRS	-	Temporary Custodial Receipts
VA	-	Department of Veterans’ Affairs
XLCA	-	XL Capital Assurance

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$87,769,178
Gross unrealized depreciation	(4,671,857)

Net unrealized appreciation (depreciation)	$83,097,321

Cost for federal income tax purposes	$1,345,187,097

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 30, 2010, in valuing Municipal Bond Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Education	133,214,367	–	133,214,367	–
Electric Revenue	88,141,870	–	88,141,870	–
Escrowed/Pre-refunded	166,472,638	–	166,472,638	–
General Obligation	264,855,109	–	264,855,109	–
Health Care	193,386,684	–	193,386,684	–
Housing Finance	17,241,202	–	17,241,202	–
Industrial Development Revenue	72,043,457	–	72,043,457	–
Other Revenue	166,006,646	–	166,006,646	–
Tax Revenue	113,886,577	–	113,886,577	–
Transportation	136,762,913	–	136,762,913	–
Water & Sewer	76,272,955	–	76,272,955	–

Total	$1,428,284,418	$–	$1,428,284,418	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
103

Income Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Bank Loans (1.0%)[a]	Value
Basic Materials (0.3%)
	CF Industries, Inc., Term Loan
$622,511	4.500%, 4/5/2015	$625,343
	Lyondell Chemical Company, Term Loan
730,000	5.500%, 3/14/2016	734,336
	Smurfit-Stone Container Enterprises, Inc., Term Loan
750,000	6.750%, 1/2/2016	751,868

	Total Basic Materials	2,111,547

Communications Services (0.2%)
	Charter Communications Operating, LLC, Term Loan
736,234	7.250%, 3/6/2014	749,273
	Lamar Media Corporation, Term Loan
748,125	4.250%, 12/31/2016	752,314

	Total Communications Services	1,501,587

Consumer Cyclical (0.1%)
	Universal City Development, Term Loan
748,120	5.500%, 10/20/2014	747,492

	Total Consumer Cyclical	747,492

Consumer Non-Cyclical (0.2%)
	Dole Food Company, Term Loan
374,062	5.035%, 3/3/2017	373,958
	HCA, Inc., Term Loan
627,530	2.783%, 11/17/2013	604,349
	Michael Food, Inc., Term Loan
750,000	3.125%, 6/14/2016[b,c]	752,812

	Total Consumer Non-Cyclical	1,731,119

Financials (<0.1%)
	American General Finance Corporation, Term Loan
200,000	7.250%, 4/21/2015	197,542

	Total Financials	197,542

Technology (0.1%)
	Freescale Semiconductor, Term Loan
602,524	4.596%, 12/1/2016	553,159

	Total Technology	553,159

Utilities (0.1%)
	Calpine Corporation, Term Loan
511,466	3.415%, 3/29/2014	484,972
370,000	7.000%, 4/21/2017	373,700

	Total Utilities	858,672

	Total Bank Loans (cost $7,669,253)	7,701,118

Principal Amount	Long-Term Fixed Income (93.7%)	Value
Asset-Backed Securities (1.9%)
	Capitalsource Commercial Loan Trust
820,369	0.468%, 8/20/2010[d,e]	778,054

Principal Amount	Long-Term Fixed Income (93.7%)	Value
Asset-Backed Securities (1.9%) -continued
	Carrington Mortgage Loan Trust
$1,100,000	0.479%, 8/25/2010[e]	$514,693
	Countrywide Asset-Backed Certificates
1,535,748	5.549%, 8/25/2021[f]	1,224,884
	First Horizon ABS Trust
1,572,287	0.489%, 8/25/2010[e,f]	809,872
	GMAC Mortgage Corporation Loan Trust
4,052,490	0.509%, 8/25/2010[e,f]	2,168,601
3,732,607	0.509%, 8/25/2010[e,f]	1,685,089
	Goldman Sachs Alternative Mortgage Products Trust
5,000,000	0.409%, 8/25/2010[e]	4,554,120
	IndyMac Seconds Asset-Backed Trust
1,765,401	0.499%, 8/25/2010[e,f]	345,360
	Renaissance Home Equity Loan Trust
2,021,150	5.746%, 5/25/2036	1,267,120
1,400,000	6.011%, 5/25/2036	800,713

	Total Asset-Backed Securities	14,148,506

Basic Materials (5.5%)
	AK Steel Corporation
90,000	7.625%, 5/15/2020	90,337
	Alcoa, Inc.
1,875,000	6.150%, 8/15/2020[c]	1,900,134
	ArcelorMittal
1,500,000	9.000%, 2/15/2015	1,806,081
2,700,000	6.125%, 6/1/2018	2,929,592
	Arch Western Finance, LLC
1,100,000	6.750%, 7/1/2013	1,105,500
	Ashland, Inc.
740,000	9.125%, 6/1/2017	840,825
	CF Industries, Inc.
1,130,000	7.125%, 5/1/2020	1,206,275
	CONSOL Energy, Inc.
290,000	8.000%, 4/1/2017[g]	308,125
940,000	8.250%, 4/1/2020[g]	1,010,500
	Domtar Corporation
1,100,000	7.125%, 8/15/2015	1,177,000
	Dow Chemical Company
1,750,000	5.900%, 2/15/2015	1,939,998
1,850,000	8.550%, 5/15/2019	2,310,415
	FMG Finance, Pty., Ltd.
1,100,000	10.625%, 9/1/2016[g]	1,254,000
	Freeport-McMoRan Copper & Gold, Inc.
1,940,000	8.375%, 4/1/2017	2,167,950
	Georgia-Pacific, LLC
1,100,000	7.125%, 1/15/2017[g]	1,145,375
	International Paper Company
2,250,000	7.500%, 8/15/2021	2,699,118
750,000	7.300%, 11/15/2039	859,575
	Mosaic Global Holdings, Inc., Convertible
1,500,000	7.375%, 12/1/2014[g]	1,569,192
	Noble Group, Ltd.
750,000	4.875%, 8/5/2015[c,g]	772,125
1,850,000	6.750%, 1/29/2020[g]	1,877,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

104

Income Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (93.7%)	Value
Basic Materials (5.5%) - continued
	NOVA Chemicals Corporation
$750,000	8.625%, 11/1/2019	$778,125
	Peabody Energy Corporation
750,000	7.375%, 11/1/2016	817,500
	Rio Tinto Finance plc
800,000	8.950%, 5/1/2014	984,556
	Rio Tinto Finance USA, Ltd.
800,000	9.000%, 5/1/2019	1,070,998
	Rio Tinto Finance, Ltd.
1,965,000	6.500%, 7/15/2018	2,291,186
	Teck Resources, Ltd.
750,000	9.750%, 5/15/2014	911,686
1,440,000	10.250%, 5/15/2016	1,742,400
750,000	10.750%, 5/15/2019	936,600
	Vale Overseas, Ltd.
1,875,000	6.875%, 11/10/2039	2,066,991

	Total Basic Materials	40,569,909

Capital Goods (2.2%)
	Bombardier, Inc.
550,000	7.750%, 3/15/2020[g]	592,625
	Case New Holland, Inc.
950,000	7.875%, 12/1/2017[g]	995,125
	CRH America, Inc.
1,100,000	8.125%, 7/15/2018	1,316,180
	Crown Americas, LLC
700,000	7.625%, 5/15/2017[g]	742,000
	Hutchinson Whampoa Finance, Ltd.
1,750,000	4.625%, 9/11/2015[g]	1,861,662
	John Deere Capital Corporation
1,700,000	5.350%, 4/3/2018	1,914,032
	L-3 Communications Corporation
750,000	5.875%, 1/15/2015	765,000
	Republic Services, Inc.
370,000	5.500%, 9/15/2019[g]	405,595
900,000	5.000%, 3/1/2020[g]	947,042
1,300,000	5.250%, 11/15/2021[g]	1,404,914
	Textron, Inc.
1,500,000	6.200%, 3/15/2015	1,644,404
	Waste Management, Inc.
2,700,000	7.375%, 3/11/2019	3,282,935
550,000	4.750%, 6/30/2020	571,573

	Total Capital Goods	16,443,087

Collateralized Mortgage Obligations (1.9%)
	Banc of America Mortgage Securities, Inc.
4,127,803	4.784%, 9/25/2035	3,492,307
	Bear Stearns Mortgage Funding Trust
900,182	0.469%, 8/25/2010[e]	181,343
	Countrywide Alternative Loan Trust
2,873,232	6.000%, 1/25/2037	1,911,811
	HomeBanc Mortgage Trust
1,894,413	5.962%, 4/25/2037	1,219,218
	Merrill Lynch Mortgage Investors, Inc.
2,814,666	2.751%, 6/25/2035	2,497,157

Principal Amount	Long-Term Fixed Income (93.7%)	Value
Collateralized Mortgage Obligations (1.9%) - continued
	Wachovia Mortgage Loan Trust, LLC
$2,489,735	5.501%, 5/20/2036	$1,862,910
	Washington Mutual Mortgage Pass-Through Certificates
3,843,030	1.152%, 8/1/2010[e]	1,745,439
1,577,210	0.619%, 8/25/2010[e]	1,230,552

	Total Collateralized Mortgage Obligations	14,140,737

Commercial Mortgage-Backed Securities (5.6%)
	Bear Stearns Commercial Mortgage Securities, Inc.
3,000,000	0.491%, 8/15/2010[d,e]	2,672,706
2,500,000	5.331%, 2/11/2044	2,516,975
	Citigroup Commercial Mortgage Trust
7,500,000	0.481%, 8/15/2010[e,g]	6,391,087
	Citigroup/Deutsche Bank Commercial Mortgage
1,300,000	5.322%, 12/11/2049	1,297,552
	Commercial Mortgage Pass- Through Certificates
49,757	0.441%, 8/15/2010[e,g]	49,694
4,000,000	0.471%, 8/15/2010[d,e]	3,283,520
3,500,000	0.521%, 8/15/2010[d,e]	2,986,281
	Credit Suisse Mortgage Capital Certificates
4,000,000	0.511%, 8/15/2010[e,g]	3,404,756
2,500,000	5.467%, 9/15/2039	2,529,303
	Greenwich Capital Commercial Funding Corporation
2,900,000	5.867%, 12/10/2049	2,434,324
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
6,250,000	5.336%, 5/15/2047	6,413,681
	Merrill Lynch Mortgage Trust
3,300,000	5.441%, 1/12/2044	3,248,675
	Wachovia Bank Commercial Mortgage Trust
5,000,000	0.461%, 8/15/2010[d,e]	4,066,780
	WaMu Commercial Mortgage Securities Trust
384,969	3.830%, 1/25/2035[g]	389,374

	Total Commercial Mortgage- Backed Securities	41,684,708

Communications Services (10.9%)
	Alltel Corporation
2,350,000	7.000%, 3/15/2016	2,836,692
	America Movil SA de CV
2,200,000	5.000%, 3/30/2020[g]	2,338,943
	American Tower Corporation
2,400,000	4.625%, 4/1/2015	2,541,494
	Cablevision Systems Corporation
750,000	8.000%, 4/15/2020[h]	793,125
	CBS Corporation
1,500,000	8.875%, 5/15/2019	1,926,118
700,000	7.875%, 9/1/2023	834,651

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
105

Income Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (93.7%)	Value
Communications Services (10.9%) - continued
	Charter Communications Operating, LLC
$1,120,000	8.000%, 4/30/2012[g]	$1,181,600
	Cincinnati Bell, Inc.
1,130,000	8.250%, 10/15/2017	1,118,700
	Clear Channel Worldwide Holdings, Inc.
1,120,000	9.250%, 12/15/2017[g]	1,176,000
	Comcast Corporation
1,100,000	6.300%, 11/15/2017	1,272,869
1,100,000	5.700%, 5/15/2018	1,235,865
1,800,000	5.150%, 3/1/2020	1,928,189
1,300,000	6.400%, 5/15/2038	1,434,351
	Cox Communications, Inc.
2,100,000	9.375%, 1/15/2019[g]	2,832,138
1,500,000	8.375%, 3/1/2039[g]	2,009,661
	Cricket Communications, Inc.
1,110,000	7.750%, 5/15/2016	1,148,850
	Crown Castle Towers, LLC
3,000,000	4.883%, 8/15/2020[c,g]	3,020,310
	DIRECTV Holdings, LLC
1,400,000	6.375%, 6/15/2015	1,447,250
	DirecTV Holdings, LLC/DirecTV Financing Company, Inc.
2,610,000	7.625%, 5/15/2016	2,897,100
	Discovery Communications, LLC
2,625,000	5.050%, 6/1/2020	2,794,263
	DISH DBS Corporation
1,125,000	7.125%, 2/1/2016	1,155,938
	Equinix, Inc.
650,000	8.125%, 3/1/2018	677,625
	Inmarsat Finance plc
680,000	7.375%, 12/1/2017[g]	697,000
	Insight Communications Company, Inc.
370,000	9.375%, 7/15/2018[g,h]	391,275
	Intelsat Jackson Holdings, Ltd.
190,000	8.500%, 11/1/2019[g]	200,925
	Intelsat Subsidiary Holding Company, Ltd.
1,300,000	8.875%, 1/15/2015	1,348,750
	Lamar Media Corporation
90,000	7.875%, 4/15/2018[g]	92,925
	MetroPCS Wireless, Inc.
1,110,000	9.250%, 11/1/2014[h]	1,159,950
	NBC Universal, Inc.
3,000,000	5.150%, 4/30/2020[g]	3,188,682
	New Cingular Wireless Services, Inc.
765,000	8.750%, 3/1/2031	1,068,121
	New Communications Holdings, Inc.
920,000	8.250%, 4/15/2017[g]	982,100
	News America, Inc.
1,100,000	6.900%, 3/1/2019	1,315,230
1,100,000	5.650%, 8/15/2020	1,228,498
1,350,000	6.400%, 12/15/2035	1,459,380
	Nextel Communications, Inc.
730,000	7.375%, 8/1/2015	722,700
	NII Capital Corporation
1,100,000	8.875%, 12/15/2019	1,166,000

Principal Amount	Long-Term Fixed Income (93.7%)	Value
Communications Services (10.9%) -continued
	Qwest Communications International, Inc.
$1,100,000	7.125%, 4/1/2018[g]	$1,138,500
	Qwest Corporation
400,000	8.375%, 5/1/2016	455,000
1,800,000	6.500%, 6/1/2017	1,881,000
	Rogers Communications, Inc.
1,420,000	8.750%, 5/1/2032	1,833,267
	SBA Tower Trust
2,000,000	5.101%, 4/15/2017[g]	2,139,502
	Sprint Capital Corporation
750,000	8.375%, 3/15/2012	795,000
	Telecom Italia Capital SA
1,750,000	5.250%, 10/1/2015	1,842,865
1,500,000	7.175%, 6/18/2019	1,696,109
	Telefonica Emisiones SAU
2,150,000	5.134%, 4/27/2020	2,258,556
	Telefonica SA
1,500,000	4.949%, 1/15/2015	1,614,561
	Time Warner Cable, Inc.
1,500,000	8.250%, 4/1/2019	1,883,952
1,400,000	6.750%, 6/15/2039	1,594,422
	Time Warner Entertainment Company, LP
1,150,000	8.375%, 3/15/2023	1,488,711
	UPC Holding BV
680,000	9.875%, 4/15/2018[g]	710,600
	Verizon Communications, Inc.
1,500,000	8.750%, 11/1/2018	1,980,151
1,350,000	8.950%, 3/1/2039	1,945,714
	Virgin Media Finance plc
730,000	9.500%, 8/15/2016	821,250
380,000	8.375%, 10/15/2019	412,300
	Windstream Corporation
925,000	8.125%, 9/1/2018[g]	937,719

	Total Communications Services	81,052,447

Consumer Cyclical (5.4%)
	Ameristar Casinos, Inc.
1,110,000	9.250%, 6/1/2014	1,184,925
	AOL Time Warner, Inc.
1,400,000	7.700%, 5/1/2032	1,710,811
	Cooper-Standard Automotive, Inc.
190,000	8.500%, 5/1/2018[g]	196,650
	CVS Caremark Corporation
1,900,000	6.600%, 3/15/2019	2,225,136
1,500,000	6.302%, 6/1/2037	1,380,000
	FireKeepers Development Authority
760,000	13.875%, 5/1/2015[g]	889,200
	Ford Motor Credit Company, LLC
1,100,000	7.000%, 10/1/2013	1,145,155
1,250,000	8.000%, 6/1/2014	1,324,026
1,070,000	7.000%, 4/15/2015	1,106,814
370,000	6.625%, 8/15/2017[c]	367,242
	Home Depot, Inc.
2,100,000	5.875%, 12/16/2036	2,158,374
	Hyatt Hotels Corporation
1,900,000	5.750%, 8/15/2015[g]	1,999,991

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
106

Income Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (93.7%)	Value
Consumer Cyclical (5.4%) - continued
	Hyundai Motor Manufacturing Czech
$1,475,000	4.500%, 4/15/2015[g]	$1,503,245
	J.C. Penney Company, Inc.
1,750,000	5.650%, 6/1/2020	1,758,750
	J.C. Penney Corporation, Inc.
700,000	7.950%, 4/1/2017	773,500
	Macy’s Retail Holdings, Inc.
1,570,000	8.375%, 7/15/2015	1,756,437
	MGM Resorts International
750,000	11.125%, 11/15/2017	851,250
	Nissan Motor Acceptance Corporation
2,650,000	5.625%, 3/14/2011[g]	2,714,013
	Pinnacle Entertainment, Inc.
740,000	8.750%, 5/15/2020[g]	723,350
	QVC, Inc.
730,000	7.125%, 4/15/2017[g]	748,250
180,000	7.375%, 10/15/2020[g]	184,500
	Royal Caribbean Cruises, Ltd.
750,000	6.875%, 12/1/2013	763,125
	Speedway Motorsports, Inc.
750,000	8.750%, 6/1/2016	795,938
	Starwood Hotels & Resorts Worldwide, Inc.
1,150,000	6.750%, 5/15/2018	1,175,875
	Time Warner, Inc.
1,800,000	4.875%, 3/15/2020	1,894,196
	Toll Bros Finance Corporation
1,000,000	6.750%, 11/1/2019	1,027,511
	Toys R Us Property Company I, LLC
750,000	10.750%, 7/15/2017	846,563
	Universal City Development Partners, Ltd.
730,000	8.875%, 11/15/2015[g]	751,900
	Viacom, Inc.
1,900,000	6.250%, 4/30/2016	2,191,069
	Volvo Treasury AB
1,900,000	5.950%, 4/1/2015[g]	2,032,846
	WMG Acquisition Corporation
750,000	9.500%, 6/15/2016	815,625
	Wyndham Worldwide Corporation
1,370,000	6.000%, 12/1/2016	1,388,854

	Total Consumer Cyclical	40,385,121

Consumer Non-Cyclical (4.7%)
	Altria Group, Inc.
800,000	8.500%, 11/10/2013	949,848
1,750,000	9.700%, 11/10/2018	2,292,776
1,500,000	9.950%, 11/10/2038	2,094,505
	Anheuser-Busch InBev Worldwide, Inc.
1,875,000	5.375%, 11/15/2014[g]	2,080,397
1,100,000	6.875%, 11/15/2019[g]	1,319,448
1,450,000	5.375%, 1/15/2020	1,601,938
1,475,000	5.000%, 4/15/2020[g]	1,583,887
	Biomet, Inc.
1,100,000	10.375%, 10/15/2017	1,218,250
	Boston Scientific Corporation
1,125,000	6.000%, 1/15/2020	1,165,135

Principal Amount	Long-Term Fixed Income (93.7%)	Value
Consumer Non-Cyclical (4.7%) -continued
	Community Health Systems, Inc.
$1,150,000	8.875%, 7/15/2015	$1,204,625
	Constellation Brands, Inc.
800,000	7.250%, 5/15/2017	832,000
	DaVita, Inc.
750,000	7.250%, 3/15/2015	769,687
	Del Monte Corporation
750,000	7.500%, 10/15/2019	790,313
	Fortune Brands, Inc.
1,500,000	6.375%, 6/15/2014	1,683,207
700,000	5.375%, 1/15/2016	758,062
	Hasbro, Inc.
1,750,000	6.350%, 3/15/2040	1,809,463
	HCA, Inc.
750,000	9.625%, 11/15/2016	810,000
1,510,000	8.500%, 4/15/2019	1,668,550
730,000	7.250%, 9/15/2020	771,975
	JBS Finance II, Ltd.
750,000	8.250%, 1/29/2018[g]	755,625
	Kraft Foods, Inc.
1,850,000	4.125%, 2/9/2016	1,978,642
1,900,000	5.375%, 2/10/2020	2,078,317
	Kroger Company
1,500,000	6.400%, 8/15/2017	1,768,509
875,000	6.150%, 1/15/2020	1,023,277
	Life Technologies Corporation
1,100,000	6.000%, 3/1/2020	1,212,758
	TreeHouse Foods, Inc.
740,000	7.750%, 3/1/2018	781,625
	Valeant Pharmaceuticals International
280,000	7.625%, 3/15/2020[g]	333,200

	Total Consumer Non-Cyclical	35,336,019

Energy (8.5%)
	Anadarko Petroleum Corporation
1,100,000	5.950%, 9/15/2016	1,061,184
	Cenovus Energy, Inc.
1,500,000	6.750%, 11/15/2039	1,806,930
	CenterPoint Energy Resources Corporation
3,650,000	6.125%, 11/1/2017	4,046,806
	Chesapeake Energy Corporation
750,000	6.250%, 1/15/2018	766,875
750,000	7.250%, 12/15/2018	793,125
	Citgo Petroleum Corporation
560,000	11.500%, 7/1/2017[g]	582,400
	Denbury Resources, Inc.
880,000	8.250%, 2/15/2020	939,400
	Enbridge Energy Partners, LP
550,000	5.200%, 3/15/2020	577,692
2,200,000	8.050%, 10/1/2037	2,167,238
	Energy Transfer Partners, LP
3,350,000	6.700%, 7/1/2018	3,696,078
	Enterprise Products Operating, LLC
2,250,000	6.300%, 9/15/2017	2,576,160
	EQT Corporation
800,000	8.125%, 6/1/2019	966,555
	Ferrellgas Partners, LP
1,130,000	6.750%, 5/1/2014	1,132,825

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
107

Income Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (93.7%)	Value
Energy (8.5%) - continued
	Forest Oil Corporation
$800,000	7.250%, 6/15/2019	$810,000
	Kinder Morgan Energy Partners, LP
750,000	5.950%, 2/15/2018	838,744
1,900,000	5.800%, 3/1/2021	2,112,726
	Magellan Midstream Partners, LP
1,800,000	6.450%, 6/1/2014	2,048,141
	Marathon Oil Canada Corporation
1,900,000	8.375%, 5/1/2012	2,105,249
	Marathon Oil Corporation
1,400,000	5.900%, 3/15/2018	1,569,758
	McJunkin Red Man Corporation
750,000	9.500%, 12/15/2016[g]	738,750
	Nexen, Inc.
700,000	6.200%, 7/30/2019	803,523
1,925,000	6.400%, 5/15/2037	2,103,936
	Noble Energy, Inc.
1,900,000	8.250%, 3/1/2019	2,369,908
	Noble Holding International, Ltd.
560,000	3.450%, 8/1/2015	576,135
410,000	4.900%, 8/1/2020	428,555
	ONEOK Partners, LP
1,750,000	6.850%, 10/15/2037	1,966,660
	PetroHawk Energy Corporation
1,300,000	10.500%, 8/1/2014	1,449,500
	Pioneer Natural Resources Company
1,500,000	6.875%, 5/1/2018	1,565,341
	Plains All American Pipeline, LP
1,500,000	3.950%, 9/15/2015	1,535,631
1,850,000	6.500%, 5/1/2018	2,095,658
	Plains Exploration & Production Company
1,130,000	8.625%, 10/15/2019	1,200,625
	Pride International, Inc.
1,120,000	7.375%, 7/15/2014	1,142,400
	Shell International Finance BV
2,600,000	4.000%, 3/21/2014	2,789,015
	Smith International, Inc.
1,500,000	9.750%, 3/15/2019	2,080,555
	Valero Energy Corporation
1,875,000	6.125%, 2/1/2020	2,034,261
	Weatherford International, Inc.
1,300,000	6.350%, 6/15/2017	1,419,573
	Weatherford International, Ltd.
1,900,000	6.000%, 3/15/2018	2,046,382
	Williams Companies, Inc.
1,950,000	8.750%, 3/15/2032	2,434,940
	Woodside Finance, Ltd.
1,875,000	4.500%, 11/10/2014[g]	1,952,629

	Total Energy	63,331,863

Financials (26.1%)
	Abbey National Capital Trust I
1,910,000	8.963%, 6/30/2030	1,967,300
	Aegon NV
1,400,000	3.228%, 10/15/2010[e]	854,980
	American Express Credit Corporation
850,000	7.300%, 8/20/2013	974,297
2,250,000	5.125%, 8/25/2014[h]	2,450,169

Principal Amount	Long-Term Fixed Income (93.7%)	Value
Financials (26.1%) - continued
	American International Group, Inc.
$1,550,000	8.250%, 8/15/2018	$1,662,375
	Associates Corporation of North America
2,200,000	6.950%, 11/1/2018	2,398,387
	AXA SA
2,600,000	6.463%, 12/14/2018[g]	2,054,000
	Axis Specialty Finance, LLC
1,750,000	5.875%, 6/1/2020	1,686,974
	BAC Capital Trust XI
700,000	6.625%, 5/23/2036	663,339
	Bank of America Corporation
1,800,000	6.500%, 8/1/2016	2,003,994
1,100,000	8.000%, 1/30/2018	1,107,007
800,000	8.125%, 5/15/2018[h]	805,096
1,500,000	5.625%, 7/1/2020[h]	1,547,733
	Barclays Bank plc
2,300,000	7.434%, 12/15/2017[g]	2,242,500
	Bear Stearns Companies, Inc.
1,100,000	6.400%, 10/2/2017	1,249,476
	Boston Properties, Inc.
2,250,000	5.875%, 10/15/2019	2,454,372
	Cantor Fitzgerald, LP
1,050,000	7.875%, 10/15/2019[g]	1,090,062
	Capital One Capital V
1,075,000	10.250%, 8/15/2039	1,163,688
	Capital One Financial Corporation
930,000	6.150%, 9/1/2016	1,001,694
	CIGNA Corporation
1,750,000	6.350%, 3/15/2018	2,001,356
	CIT Group, Inc.
1,152,313	7.000%, 5/1/2017[h]	1,086,055
	Citigroup, Inc.
1,500,000	6.500%, 8/19/2013	1,645,147
1,875,000	6.000%, 12/13/2013	2,018,102
1,875,000	6.010%, 1/15/2015	2,019,429
1,500,000	4.750%, 5/19/2015	1,543,220
1,300,000	6.125%, 5/15/2018	1,390,808
	CME Group Index Services, LLC
1,400,000	4.400%, 3/15/2018[g]	1,438,830
	CNA Financial Corporation
2,225,000	7.350%, 11/15/2019[h]	2,417,839
	Commonwealth Bank of Australia
1,750,000	5.000%, 3/19/2020[g]	1,851,721
	Corestates Capital Trust I
1,000,000	8.000%, 12/15/2026[g]	1,002,834
	Corporacion Andina de Fomento
1,250,000	8.125%, 6/4/2019	1,553,700
	Developers Diversified Realty Corporation
750,000	5.375%, 10/15/2012	748,567
	Discover Bank
1,125,000	8.700%, 11/18/2019	1,305,183
550,000	7.000%, 4/15/2020	585,536
	Duke Realty, LP
1,900,000	5.950%, 2/15/2017	1,977,915
	Endurance Specialty Holdings, Ltd.
2,800,000	6.150%, 10/15/2015	2,959,076
	ERP Operating, LP
1,500,000	5.125%, 3/15/2016	1,608,932

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
108

Income Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (93.7%)	Value
Financials (26.1%) - continued
$1,100,000	5.750%, 6/15/2017	$1,215,947
	Fifth Third Bancorp
1,700,000	5.450%, 1/15/2017	1,753,859
	GATX Corporation
1,125,000	4.750%, 10/1/2012	1,184,321
	General Electric Capital Corporation
1,100,000	6.000%, 8/7/2019	1,217,586
1,100,000	5.500%, 1/8/2020	1,186,550
925,000	6.875%, 1/10/2039	1,042,984
2,500,000	6.375%, 11/15/2067	2,375,000
	General Motors Acceptance Corporation, LLC
750,000	6.875%, 8/28/2012[h]	766,875
	GMAC, Inc.
900,000	8.300%, 2/12/2015[g,h]	947,250
	Goldman Sachs Group, Inc.
3,200,000	6.250%, 9/1/2017	3,497,654
900,000	5.950%, 1/18/2018	965,679
1,500,000	5.375%, 3/15/2020	1,544,000
1,875,000	6.000%, 6/15/2020	2,016,521
700,000	6.750%, 10/1/2037	713,098
	Health Care REIT, Inc.
1,800,000	6.125%, 4/15/2020	1,903,505
	Icahn Enterprises, LP
1,150,000	8.000%, 1/15/2018[h]	1,147,125
	ING Capital Funding Trust III
1,800,000	8.439%, 12/31/2010	1,728,000
	International Lease Finance Corporation
1,850,000	5.300%, 5/1/2012	1,794,500
810,000	8.625%, 9/15/2015[g]	824,175
	J.P. Morgan Chase & Company
3,400,000	7.900%, 4/30/2018	3,551,708
1,875,000	4.400%, 7/22/2020	1,879,509
	J.P. Morgan Chase Capital XXV
900,000	6.800%, 10/1/2037	915,959
	Keybank National Association
1,750,000	5.500%, 9/17/2012	1,862,658
	LBG Capital No. 1 plc
1,900,000	7.875%, 11/1/2020	1,700,500
	Liberty Property, LP
1,830,000	5.500%, 12/15/2016	1,916,541
	Lincoln National Corporation
560,000	4.300%, 6/15/2015	580,459
750,000	6.250%, 2/15/2020	800,369
	Lloyds TSB Bank plc
1,600,000	5.800%, 1/13/2020[g]	1,629,378
	Lukoil International Finance BV
1,900,000	6.375%, 11/5/2014[g]	1,997,280
	Merrill Lynch & Company, Inc.
1,750,000	5.450%, 2/5/2013	1,866,534
3,400,000	6.875%, 4/25/2018	3,793,298
2,000,000	7.750%, 5/14/2038	2,268,996
	MetLife Capital Trust X
1,000,000	9.250%, 4/8/2038[g]	1,130,000
	Morgan Stanley
1,875,000	4.200%, 11/20/2014	1,903,896
1,875,000	4.000%, 7/24/2015[h]	1,874,366
1,100,000	5.450%, 1/9/2017	1,139,076
1,550,000	6.625%, 4/1/2018	1,685,732
1,100,000	5.625%, 9/23/2019	1,118,099
2,300,000	5.500%, 1/26/2020	2,311,045

Principal Amount	Long-Term Fixed Income (93.7%)	Value
Financials (26.1%) - continued
	MUFG Capital Finance 1, Ltd.
$3,020,000	6.346%, 7/25/2016	$2,988,800
	National City Bank
1,900,000	5.800%, 6/7/2017	2,038,736
	Nationwide Building Society
2,600,000	6.250%, 2/25/2020[g]	2,781,852
	New York Life Insurance Company
1,500,000	6.750%, 11/15/2039[g]	1,777,371
	Nomura Holdings, Inc.
550,000	5.000%, 3/4/2015	585,911
	Nordea Bank AB
1,500,000	3.700%, 11/13/2014[g]	1,563,402
	PNC Funding Corporation
1,900,000	3.000%, 5/19/2014	1,941,308
	Preferred Term Securities XXIII, Ltd.
3,154,423	0.737%, 9/22/2010[d,e]	1,608,756
	ProLogis
1,400,000	5.625%, 11/15/2015	1,334,705
725,000	7.375%, 10/30/2019	711,718
	Prudential Financial, Inc.
750,000	6.200%, 1/15/2015	831,806
1,600,000	6.000%, 12/1/2017	1,755,107
1,875,000	5.375%, 6/21/2020	1,947,909
725,000	5.700%, 12/14/2036	675,499
	Qatari Diar Finance QSC
1,900,000	5.000%, 7/21/2020[g]	1,915,200
	QBE Insurance Group, Ltd.
1,120,000	9.750%, 3/14/2014[g]	1,357,694
	Regency Centers, LP
1,500,000	5.875%, 6/15/2017	1,595,294
	Regions Financial Corporation
1,125,000	5.750%, 6/15/2015	1,126,067
	Reinsurance Group of America, Inc.
3,100,000	5.625%, 3/15/2017	3,261,618
	Resona Bank, Ltd.
2,600,000	5.850%, 4/15/2016[g]	2,547,891
	Royal Bank of Scotland plc
1,850,000	4.875%, 8/25/2014[g]	1,910,251
1,000,000	4.875%, 3/16/2015	1,033,656
	Simon Property Group, LP
1,485,000	5.750%, 12/1/2015	1,645,800
750,000	10.350%, 4/1/2019	1,016,436
1,000,000	5.650%, 2/1/2020	1,099,392
	SLM Corporation
750,000	5.125%, 8/27/2012	731,250
1,800,000	5.000%, 10/1/2013	1,702,543
	Standard Chartered plc
2,225,000	3.850%, 4/27/2015[g]	2,293,170
	Swiss RE Capital I, LP
2,600,000	6.854%, 5/25/2016[g]	2,252,552
	TD Ameritrade Holding Corporation
2,225,000	5.600%, 12/1/2019	2,381,424
	UBS AG/Stamford, Connecticut
1,800,000	5.875%, 12/20/2017	1,972,973
200,000	4.875%, 8/4/2020[c]	201,640
	UnitedHealth Group, Inc.
1,500,000	6.500%, 6/15/2037	1,646,283
	Unum Group
1,500,000	7.125%, 9/30/2016	1,650,550

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
109

Income Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (93.7%)	Value
Financials (26.1%) - continued
	Wachovia Bank NA
$1,220,000	4.875%, 2/1/2015	$1,291,884
	Wachovia Capital Trust III
2,225,000	5.800%, 3/15/2011	1,883,018
	Wachovia Corporation
1,500,000	5.250%, 8/1/2014	1,605,563
	WEA Finance, LLC
1,000,000	7.125%, 4/15/2018[g]	1,147,572
	WEA Finance, LLC/WT Finance Australia, Pty Ltd.
1,150,000	7.500%, 6/2/2014[g]	1,329,124
	Westpac Banking Corporation
1,900,000	4.200%, 2/27/2015	2,020,988
1,075,000	4.875%, 11/19/2019	1,133,925
	Willis North America, Inc.
2,940,000	6.200%, 3/28/2017	3,085,595
1,100,000	7.000%, 9/29/2019	1,178,936
	XL Capital, Ltd.
1,900,000	6.250%, 5/15/2027	1,788,880

	Total Financials	194,631,774

Foreign Government (1.3%)
	Brazil Government International Bond
650,000	4.875%, 1/22/2021[c]	672,750
1,850,000	5.625%, 1/7/2041	1,925,850
	Export-Import Bank of Korea
925,000	5.875%, 1/14/2015	1,024,833
1,050,000	5.125%, 6/29/2020	1,105,619
	Korea Development Bank/ Republic of Korea
1,500,000	4.375%, 8/10/2015	1,574,196
	Korea Expressway Corporation
750,000	4.500%, 3/23/2015[g]	781,583
	Russia Government International Bond
2,225,000	5.000%, 4/29/2020[g]	2,241,688

	Total Foreign Government	9,326,519

Mortgage-Backed Securities (5.2%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
2,500,000	6.500%, 8/1/2040[c]	2,739,845
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
25,000,000	5.500%, 8/1/2040[c]	26,937,500
8,000,000	6.000%, 8/1/2040[c]	8,690,000

	Total Mortgage-Backed Securities	38,367,345

Technology (1.7%)
	Advanced Micro Devices, Inc.
90,000	7.750%, 8/1/2020[c,g]	90,900
	Affiliated Computer Services, Inc.
1,900,000	5.200%, 6/1/2015	2,012,119
	CA, Inc.
1,925,000	5.375%, 12/1/2019	2,042,962
	Fidelity National Information Services, Inc.
140,000	7.625%, 7/15/2017[g]	145,600

Principal Amount	Long-Term Fixed Income (93.7%)	Value
Technology (1.7%) - continued
	Flextronics International, Ltd.
$1,110,000	6.250%, 11/15/2014	$1,126,650
	Freescale Semiconductor, Inc.
750,000	9.250%, 4/15/2018[g]	774,375
	Iron Mountain, Inc.
800,000	8.000%, 6/15/2020	840,000
	JDA Software Group, Inc.
190,000	8.000%, 12/15/2014[g]	194,275
	Oracle Corporation
1,350,000	3.875%, 7/15/2020[g]	1,380,798
1,100,000	6.125%, 7/8/2039	1,235,234
	Seagate Technology HDD Holdings
1,130,000	6.800%, 10/1/2016	1,144,125
	Xerox Corporation
750,000	6.400%, 3/15/2016	853,927
550,000	5.625%, 12/15/2019	585,702

	Total Technology	12,426,667

Transportation (2.3%)
	American Airlines Pass Through Trust
1,084,874	10.375%, 7/2/2019	1,215,060
	Continental Airlines, Inc.
675,000	7.250%, 11/10/2019	718,875
1,326,092	5.983%, 4/19/2022	1,342,668
	CSX Corporation
793,000	7.900%, 5/1/2017	983,962
1,107,000	6.220%, 4/30/2040	1,235,118
	Delta Air Lines, Inc.
750,000	9.500%, 9/15/2014[g]	811,875
2,016,400	7.750%, 12/17/2019	2,187,794
	ERAC USA Finance, LLC
2,050,000	5.250%, 10/1/2020[g]	2,101,135
	FedEx Corporation
2,413,610	6.720%, 1/15/2022	2,627,740
	Kansas City Southern de Mexico SA de CV
740,000	7.375%, 6/1/2014	764,050
	Navios Maritime Holdings, Inc.
990,000	8.875%, 11/1/2017[g]	1,022,175
	United Air Lines, Inc.
1,656,691	10.400%, 11/1/2016	1,805,793

	Total Transportation	16,816,245

U.S. Government and Agencies (3.5%)
	U.S. Treasury Notes
900,000	2.625%, 6/30/2014	950,062
3,000,000	2.500%, 3/31/2015	3,140,400
2,600,000	2.500%, 4/30/2015	2,720,453
1,900,000	3.000%, 2/28/2017	1,990,250
2,600,000	2.750%, 5/31/2017	2,678,000
2,500,000	3.125%, 5/15/2019	2,575,780
3,000,000	3.500%, 5/15/2020	3,150,480
	U.S. Treasury Notes, TIPS
1,978,641	1.625%, 1/15/2018	2,090,868
2,963,133	1.875%, 7/15/2019	3,181,895
3,228,416	1.375%, 1/15/2020	3,313,917

	Total U.S. Government and Agencies	25,792,105

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
110

Income Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (93.7%)	Value
U.S. Municipals (0.5%)
	California General Obligation Bonds (Build America Bonds)
$1,750,000	7.950%, 3/1/2036	$1,872,780
	Illinois General Obligation Bonds (Build America Bonds)
2,235,000	6.630%, 2/1/2035	2,147,701

	Total U.S. Municipals	4,020,481

Utilities (6.5%)
	Abu Dhabi National Energy Company
900,000	6.250%, 9/16/2019[g]	943,417
	AES Corporation
935,000	7.750%, 10/15/2015	981,750
	Cleveland Electric Illuminating Company
1,065,000	5.700%, 4/1/2017	1,156,435
	Columbus Southern Power Company
1,600,000	6.050%, 5/1/2018	1,850,181
	Commonwealth Edison Company
2,170,000	7.500%, 7/1/2013	2,467,548
1,000,000	6.150%, 9/15/2017	1,165,083
	Consolidated Natural Gas Company
1,100,000	5.000%, 12/1/2014	1,214,552
	DTE Energy Company
1,500,000	6.375%, 4/15/2033	1,592,805
	El Paso Corporation
1,330,000	8.250%, 2/15/2016	1,446,375
	Enterprise Products Operating, LLC
1,300,000	5.200%, 9/1/2020	1,392,656
	Exelon Generation Company, LLC
600,000	5.200%, 10/1/2019	651,035
	Florida Power Corporation
1,000,000	6.400%, 6/15/2038	1,208,000
	Illinois Power Company
1,800,000	6.125%, 11/15/2017	2,026,456
	ITC Holdings Corporation
2,000,000	5.875%, 9/30/2016[g]	2,184,802
2,500,000	6.050%, 1/31/2018[g]	2,767,972
	Nevada Power Company
1,700,000	6.750%, 7/1/2037	1,989,308
	NiSource Finance Corporation
1,700,000	6.400%, 3/15/2018	1,886,099
	NRG Energy, Inc.
1,250,000	7.375%, 2/1/2016	1,275,000
	Ohio Edison Company
950,000	6.875%, 7/15/2036	1,082,322
	Ohio Power Company
1,300,000	5.375%, 10/1/2021	1,415,887
	ONEOK Partners, LP
1,000,000	8.625%, 3/1/2019	1,281,928
	Pennsylvania Electric Company
2,300,000	5.200%, 4/1/2020	2,423,561
	Petrobras International Finance Company
1,200,000	5.750%, 1/20/2020	1,275,808
	Power Receivables Finance, LLC
721,812	6.290%, 1/1/2012[d]	722,057

Principal Amount	Long-Term Fixed Income (93.7%)	Value
Utilities (6.5%) - continued
	Progress Energy, Inc.
$725,000	7.000%, 10/30/2031	$881,219
	PSEG Power, LLC
3,200,000	5.000%, 4/1/2014	3,472,429
	Southern Star Central Corporation
2,400,000	6.750%, 3/1/2016	2,385,000
	Southwestern Public Service Company
1,730,000	6.000%, 10/1/2036	1,880,268
	Union Electric Company
1,600,000	6.400%, 6/15/2017	1,832,848
	Williams Partners, LP
1,500,000	5.250%, 3/15/2020	1,601,793

	Total Utilities	48,454,594

	Total Long-Term Fixed Income (cost $670,077,032)	696,928,127

Shares	Mutual Funds (1.7%)	Value
Fixed Income Mutual Funds (1.7%)
2,749,045	Thrivent High Yield Fund	12,865,531

	Total Fixed Income Mutual Funds	12,865,531

	Total Mutual Funds (cost $9,700,000)	12,865,531

Shares	Preferred Stock (0.5%)	Value
Financials (0.5%)
28,000	Citigroup Capital XII, 8.500%	732,200
13,000	Citigroup, Inc., Convertible, 7.500%	1,582,100
238,000	Federal National Mortgage Association, 8.250%[i]	80,920
100	GMAC, Inc., 7.000%[g]	82,122
43,750	HSBC Holdings plc, 8.000%[i]	1,136,625

	Total Financials	3,613,967

	Total Preferred Stock (cost $7,600,654)	3,613,967

Shares	Common Stock (0.1%)	Value
Financials (0.1%)
9,893	CIT Group, Inc.[i]	359,710

	Total Financials	359,710

	Total Common Stock (cost $313,151)	359,710

Shares	Collateral Held for Securities Loaned (1.2%)	Value
9,224,425	Thrivent Financial Securities Lending Trust	9,224,425

	Total Collateral Held for Securities Loaned (cost $9,224,425)	9,224,425

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
111

Income Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Short-Term Investments (6.5%)[j]	Value
	Barton Capital Corporation
10,463,000	0.200%, 8/2/2010	$10,462,884
	Federal Home Loan Bank Discount Notes
20,000,000	0.180%, 8/4/2010	19,999,600
2,000,000	0.180%, 9/24/2010	1,999,450
	Federal Home Loan Mortgage Corporation Discount Notes
5,000,000	0.190%, 8/5/2010	4,999,868
10,000,000	0.180%, 8/10/2010	9,999,500
	Federal National Mortgage Association Discount Notes
1,200,000	0.200%, 10/18/2010[k]	1,199,478

	Total Short-Term Investments (at amortized cost)	48,660,780

	Total Investments (cost $753,245,295) 104.7%	$779,353,658

	Other Assets and Liabilities, Net (4.7%)	(35,021,248)

	Total Net Assets 100.0%	$744,332,410

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Income Fund owned as of July 30, 2010.

Security	Acquisition Date	Amortized Cost
Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$3,000,000
Capitalsource Commercial Loan Trust	4/5/2007	820,369
Commercial Mortgage Pass- Through Certificates	5/2/2007	3,500,000
Commercial Mortgage Pass- Through Certificates	10/18/2006	4,000,000
Power Receivables Finance, LLC	9/30/2003	721,599
Preferred Term Securities XXIII, Ltd.	9/14/2006	3,154,423
Wachovia Bank Commercial Mortgage Trust	5/2/2007	5,000,314

e	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
f	All or a portion of the security is insured or guaranteed.
g	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 30, 2010, the value of these investments was $121,855,928 or 16.4% of total net assets.
h	All or a portion of the security is on loan.
i	Non-income producing security.
j	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
k	At July 30, 2010, $1,199,478 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:
REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$51,370,060
Gross unrealized depreciation	(25,261,697)

Net unrealized appreciation (depreciation)	$26,108,363
Cost for federal income tax purposes	$753,245,295

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
112

Income Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 30, 2010, in valuing Income Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,111,547	–	2,111,547	–
Communications Services	1,501,587	–	1,501,587	–
Consumer Cyclical	747,492	–	747,492	–
Consumer Non-Cyclical	1,731,119	–	1,731,119	–
Financials	197,542	–	197,542	–
Technology	553,159	–	553,159	–
Utilities	858,672	–	858,672	–
Long-Term Fixed Income
Asset-Backed Securities	14,148,506	–	14,148,506	–
Basic Materials	40,569,909	–	40,569,909	–
Capital Goods	16,443,087	–	16,443,087	–
Collateralized Mortgage Obligations	14,140,737	–	14,140,737	–
Commercial Mortgage-Backed
Securities	41,684,708	–	41,684,708	–
Communications Services	81,052,447	–	81,052,447	–
Consumer Cyclical	40,385,121	–	40,385,121	–
Consumer Non-Cyclical	35,336,019	–	35,336,019	–
Energy	63,331,863	–	63,331,863	–
Financials	194,631,774	–	193,023,018	1,608,756
Foreign Government	9,326,519	–	9,326,519	–
Mortgage-Backed Securities	38,367,345	–	38,367,345	–
Technology	12,426,667	–	12,426,667	–
Transportation	16,816,245	–	9,546,055	7,270,190
U.S. Government and Agencies	25,792,105	–	25,792,105	–
U.S. Municipals	4,020,481	–	4,020,481	–
Utilities	48,454,594	–	48,454,594	–
Mutual Funds
Fixed Income Mutual Funds	12,865,531	12,865,531	–	–
Preferred Stock
Financials	3,613,967	3,531,845	82,122	–
Common Stock
Financials	359,710	359,710	–	–
Collateral Held for Securities Loaned	9,224,425	9,224,425	–	–
Short-Term Investments	48,660,780	–	48,660,780	–
Total	$779,353,658	$25,981,511	$744,493,201	$8,878,946

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,919,186	1,919,186	–	–
Total Asset Derivatives	$1,919,186	$1,919,186	$–	$–

Liability Derivatives
Futures Contracts	3,247,930	3,247,930	–	–
Total Liability Derivatives	$3,247,930	$3,247,930	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
113

Income Fund

Schedule of Investments as of July 30, 2010

(unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Income Fund.

Investments in Securities	Value October 31, 2009	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers Into Level 3	Transfers Out of Level 3	Value July 30, 2010
Long-Term Fixed Income Commercial Mortgage- Backed Securities	6,581,250	–	367,656	(81,250)	(6,867,656)	–	–	–
Financials	–	–	–	279,054	(46,841)	1,376,543	–	1,608,756
Transportation	4,426,000	(8,199)	36,416	374,597	536,095	1,905,281	–	7,270,190
Total	$11,007,250	($8,199)	$404,072	$572,401	($6,378,402)	$3,281,824	$–	$8,878,946

Futures Contracts	Number of Contracts Long/ (Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	155	September 2010	$33,766,253	$33,964,375	$198,122
5-Yr. U.S. Treasury Bond Futures	(335)	September 2010	(39,215,083)	(40,142,423)	(927,340)
10-Yr. U.S. Treasury Bond Futures	(860)	September 2010	(104,158,160)	(106,478,750)	(2,320,590)
20-Yr. U.S. Treasury Bond Futures	440	September 2010	54,915,186	56,636,250	1,721,064
Total Futures Contracts					($1,328,744)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Income Fund, is as follows:

Fund	Value October 31, 2009	Gross Purchases	Gross Sales	Shares Held at July 30, 2010	Value July 30, 2010	Income Earned November 1, 2009 - July 30, 2010
High Yield	$12,288,232	$–	$–	2,749,045	$12,865,531	$794,851
Money Market	120,371	995,131	1,115,502	–	–	–
Thrivent Financial Securities Lending Trust	1,776,500	78,851,814	71,403,889	9,224,425	9,224,425	6,038
Total Value and Income Earned	14,185,103				22,089,956	800,889

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
114

Core Bond Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (100.7%)	Value
Asset-Backed Securities (5.5%)
	Carrington Mortgage Loan Trust
$650,000	0.479%, 8/25/2010[a]	$304,137
	Countrywide Asset-Backed Certificates
1,075,024	5.549%, 8/25/2021[b]	857,419
	Credit Based Asset Servicing and Securitization, LLC
918,717	5.501%, 12/25/2036	654,132
	First Horizon ABS Trust
2,461,763	0.459%, 8/25/2010[a,b]	1,759,774
2,096,382	0.489%, 8/25/2010[a,b]	1,079,830
	GMAC Mortgage Corporation Loan Trust
3,110,506	0.509%, 8/25/2010[a,b]	1,404,241
2,493,840	0.509%, 8/25/2010[a,b]	1,334,524
	Goldman Sachs Alternative Mortgage Products Trust
1,051,984	0.409%, 8/25/2010[a]	958,172
	Green Tree Financial Corporation
431,766	7.650%, 10/15/2027	438,173
	Popular ABS Mortgage Pass- Through Trust
900,000	5.297%, 11/25/2035	777,095
	Renaissance Home Equity Loan Trust
4,317,152	5.608%, 5/25/2036	3,369,347
1,000,000	5.285%, 1/25/2037	870,621
	Wachovia Asset Securitization, Inc.
3,177,699	0.469%, 8/25/2010[a,b,c]	2,109,992

	Total Asset-Backed Securities	15,917,457

Basic Materials (1.8%)
	Alcoa, Inc.
800,000	6.150%, 8/15/2020[d]	810,724
	ArcelorMittal
1,000,000	6.125%, 6/1/2018	1,085,034
	Dow Chemical Company
800,000	8.550%, 5/15/2019	999,098
	Noble Group, Ltd.
1,200,000	6.750%, 1/29/2020[e]	1,218,000
	Rio Tinto Finance USA, Ltd.
800,000	9.000%, 5/1/2019	1,070,998

	Total Basic Materials	5,183,854

Capital Goods (1.0%)
	Hutchinson Whampoa Finance, Ltd.
1,000,000	5.750%, 9/11/2019[e]	1,088,029
	Republic Services, Inc.
400,000	5.000%, 3/1/2020[e]	420,908
800,000	5.250%, 11/15/2021[e]	864,562
	Textron, Inc.
500,000	7.250%, 10/1/2019	577,560

	Total Capital Goods	2,951,059

Collateralized Mortgage Obligations (4.6%)
	Banc of America Mortgage Securities, Inc.
2,579,877	4.784%, 9/25/2035	2,182,692

Principal Amount	Long-Term Fixed Income (100.7%)	Value
Collateralized Mortgage Obligations (4.6%) - continued
	Bear Stearns Mortgage Funding Trust
$900,182	0.469%, 8/25/2010[a]	$181,343
	Chase Mortgage Finance Corporation
491,383	5.398%, 1/25/2036	125,636
	Countrywide Alternative Loan Trust
1,529,517	6.000%, 1/25/2037	1,017,721
	HomeBanc Mortgage Trust
1,894,413	5.962%, 4/25/2037	1,219,218
	J.P. Morgan Alternative Loan Trust
2,821,166	5.734%, 3/25/2036	1,836,709
	J.P. Morgan Mortgage Trust
550,884	5.740%, 6/25/2036	528,695
	Merrill Lynch Mortgage Investors, Inc.
2,345,555	2.751%, 6/25/2035	2,080,964
	Thornburg Mortgage Securities Trust
1,665,248	0.439%, 8/25/2010[a]	1,605,901
	WaMu Mortgage Pass Through Certificates
808,223	5.788%, 8/25/2046	677,277
	Wells Fargo Mortgage Backed Securities Trust
2,055,944	6.000%, 7/25/2037	1,794,138

	Total Collateralized Mortgage Obligations	13,250,294

Commercial Mortgage-Backed Securities (10.5%)
	Bear Stearns Commercial Mortgage Securities, Inc.
5,000,000	0.491%, 8/15/2010[a,c]	4,454,510
1,500,000	5.613%, 6/11/2050	1,571,403
	Citigroup/Deutsche Bank Commercial Mortgage
1,250,000	5.322%, 12/11/2049	1,247,646
	Commercial Mortgage Pass- Through Certificates
41,464	0.441%, 8/15/2010[a,e]	41,411
4,000,000	0.471%, 8/15/2010[a,c]	3,283,520
	Credit Suisse Mortgage Capital Certificates
4,000,000	0.511%, 8/15/2010[a,e]	3,404,756
1,200,000	5.467%, 9/15/2039	1,214,065
	Government National Mortgage Association
2,483,904	3.214%, 1/16/2040	2,592,003
	Greenwich Capital Commercial Funding Corporation
1,000,000	5.867%, 12/10/2049	839,422
	GS Mortgage Securities Corporation II
3,000,000	0.478%, 8/6/2010[a,e]	2,848,638
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
2,000,000	5.336%, 5/15/2047	2,052,378

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
115

Core Bond Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (100.7%)	Value
Commercial Mortgage-Backed Securities (10.5%) - continued
	Merrill Lynch Mortgage Trust
$1,500,000	5.441%, 1/12/2044	$1,476,671
	Morgan Stanley Capital I, Inc.
1,500,000	4.970%, 4/14/2040	1,545,333
	Wachovia Bank Commercial Mortgage Trust
2,000,000	5.765%, 7/15/2045	2,146,662
1,500,000	5.308%, 11/15/2048	1,574,357

	Total Commercial Mortgage- Backed Securities	30,292,775

Communications Services (4.4%)
	America Movil SA de CV
800,000	5.000%, 3/30/2020[e]	850,525
	CBS Corporation
800,000	8.875%, 5/15/2019	1,027,263
	Cox Communications, Inc.
750,000	8.375%, 3/1/2039[e]	1,004,830
	Crown Castle Towers, LLC
800,000	6.113%, 1/15/2020[e]	879,205
800,000	4.883%, 8/15/2020[d,e]	805,416
	Frontier Communications Corporation
681,000	6.250%, 1/15/2013	703,133
	New Cingular Wireless Services, Inc.
520,000	8.750%, 3/1/2031	726,043
	News America, Inc.
425,000	5.650%, 8/15/2020	474,647
510,000	6.400%, 12/15/2035	551,321
	Qwest Corporation
1,650,000	8.875%, 3/15/2012	1,784,062
	Rogers Communications, Inc.
975,000	6.750%, 3/15/2015	1,149,496
130,000	8.750%, 5/1/2032	167,834
	SBA Tower Trust
800,000	5.101%, 4/15/2017[e]	855,801
	Telecom Italia Capital SA
975,000	5.250%, 10/1/2015	1,026,739
	Time Warner Cable, Inc.
200,000	8.750%, 2/14/2019	257,395
	Verizon Communications, Inc.
350,000	8.950%, 3/1/2039	504,444

	Total Communications Services	12,768,154

Consumer Cyclical (2.4%)
	CVS Caremark Corporation
1,000,000	6.125%, 9/15/2039	1,067,393
	Ford Motor Credit Company, LLC
600,000	7.000%, 4/15/2015	620,644
	Hyundai Motor Manufacturing Czech
1,000,000	4.500%, 4/15/2015[e]	1,019,149
	Nissan Motor Acceptance Corporation
1,110,000	5.625%, 3/14/2011[e]	1,136,813
800,000	4.500%, 1/30/2015[e]	835,432
	Toyota Motor Credit Corporation
800,000	4.500%, 6/17/2020	830,719
	Wal-Mart Stores, Inc.
800,000	5.875%, 4/5/2027	900,127

Principal Amount	Long-Term Fixed Income (100.7%)	Value
Consumer Cyclical (2.4%) - continued
	Wyndham Worldwide Corporation
$500,000	7.375%, 3/1/2020	$526,780

	Total Consumer Cyclical	6,937,057

Consumer Non-Cyclical (2.3%)
	Altria Group, Inc.
525,000	9.700%, 11/10/2018	687,833
	Anheuser-Busch InBev Worldwide, Inc.
800,000	5.375%, 11/15/2014[e]	887,636
	CareFusion Corporation
350,000	6.375%, 8/1/2019	404,251
	HCA, Inc.
850,000	9.250%, 11/15/2016	918,000
	Johnson & Johnson
750,000	5.950%, 8/15/2037	896,527
	Kraft Foods, Inc.
1,000,000	5.375%, 2/10/2020	1,093,851
	Kroger Company
800,000	6.400%, 8/15/2017	943,205
	Life Technologies Corporation
800,000	4.400%, 3/1/2015	838,798

	Total Consumer Non-Cyclical	6,670,101

Energy (1.8%)
	CenterPoint Energy Resources Corporation
1,150,000	6.125%, 11/1/2017	1,275,021
	Forest Oil Corporation
1,000,000	7.250%, 6/15/2019	1,012,500
	Ras Laffan Liquefied Natural Gas Company, Ltd. II
700,000	5.298%, 9/30/2020[e]	747,943
	Ras Laffan Liquefied Natural Gas Company, Ltd. III
375,000	5.832%, 9/30/2016[e]	409,995
	Valero Energy Corporation
800,000	6.125%, 2/1/2020	867,951
	XTO Energy, Inc.
800,000	5.500%, 6/15/2018	926,939

	Total Energy	5,240,349

Financials (20.4%)
	AMB Property, LP
800,000	6.125%, 12/1/2016	862,722
	American Express Bank FSB/Salt Lake City, UT
500,000	6.000%, 9/13/2017	557,407
	American Express Company
400,000	7.000%, 3/19/2018	472,256
	Axis Specialty Finance, LLC
1,100,000	5.875%, 6/1/2020	1,060,383
	Banco Santander Chile
800,000	2.875%, 11/13/2012[e]	807,037
	Bank of America Corporation
1,100,000	6.500%, 8/1/2016	1,224,663
1,040,000	5.625%, 7/1/2020	1,073,095
	Barclays Bank plc, Convertible
2,000,000	1.000%, 6/25/2017[f]	2,071,200
	Bear Stearns Companies, Inc.
800,000	6.400%, 10/2/2017	908,710

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
116

Core Bond Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (100.7%)	Value
Financials (20.4%) - continued
	Blackstone Holdings Finance Company, LLC
$850,000	6.625%, 8/15/2019[e]	$879,420
	Cantor Fitzgerald, LP
1,750,000	7.875%, 10/15/2019[e]	1,816,770
	Capital One Bank USA NA
900,000	8.800%, 7/15/2019	1,145,625
	Capital One Capital V
850,000	10.250%, 8/15/2039	920,125
	Citigroup, Inc.
300,000	6.500%, 8/19/2013	329,030
1,250,000	6.000%, 12/13/2013	1,345,401
800,000	8.500%, 5/22/2019	972,174
	CNA Financial Corporation
800,000	6.500%, 8/15/2016	845,324
	Commonwealth Bank of Australia
800,000	3.750%, 10/15/2014[e]	836,433
	Corestates Capital Trust I
1,250,000	8.000%, 12/15/2026[e]	1,253,543
	Credit Suisse Securities USA, LLC, Convertible
1,200,000	1.000%, 4/28/2017[f]	1,143,840
	Discover Bank
750,000	8.700%, 11/18/2019	870,122
500,000	7.000%, 4/15/2020	532,306
	Federal Realty Investment Trust
500,000	5.900%, 4/1/2020	529,878
	Fifth Third Bancorp
650,000	5.450%, 1/15/2017	670,593
	General Electric Capital Corporation
400,000	6.000%, 8/7/2019	442,758
300,000	6.875%, 1/10/2039	338,265
	Goldman Sachs Group, Inc.
800,000	3.700%, 8/1/2015	805,704
	Goldman Sachs Group, Inc., Convertible
2,000,000	1.000%, 1/31/2015[f]	1,813,494
	Health Care REIT, Inc.
800,000	6.125%, 4/15/2020	846,002
	HSBC Holdings plc
575,000	6.500%, 5/2/2036	624,539
	International Lease Finance Corporation
300,000	8.625%, 9/15/2015[e]	305,250
	J.P. Morgan Chase & Company
800,000	4.950%, 3/25/2020	842,163
800,000	4.400%, 7/22/2020	801,924
	Liberty Property, LP
630,000	5.500%, 12/15/2016	659,793
	Lincoln National Corporation
850,000	8.750%, 7/1/2019	1,069,312
	Lloyds TSB Bank plc
1,200,000	5.800%, 1/13/2020[e]	1,222,033
	Merrill Lynch & Company, Inc.
1,125,000	5.450%, 2/5/2013	1,199,915
475,000	6.875%, 4/25/2018	529,946
	Morgan Stanley
800,000	7.300%, 5/13/2019	903,070
800,000	5.500%, 1/26/2020	803,842
	MUFG Capital Finance 1, Ltd.
1,595,000	6.346%, 7/25/2016	1,578,522

Principal Amount	Long-Term Fixed Income (100.7%)	Value
Financials (20.4%) - continued
	Nationwide Building Society
$800,000	6.250%, 2/25/2020[e]	$855,954
	Nordea Bank AB
800,000	4.875%, 1/27/2020[e]	845,907
	PNC Funding Corporation
800,000	5.125%, 2/8/2020	847,531
	Principal Financial Group, Inc.
800,000	8.875%, 5/15/2019	999,258
	ProLogis
350,000	6.875%, 3/15/2020	335,365
	Prudential Financial, Inc.
200,000	4.750%, 9/17/2015	212,072
775,000	6.100%, 6/15/2017	851,374
390,000	5.700%, 12/14/2036	363,372
	Rabobank Nederland
500,000	11.000%, 6/30/2019[e]	631,447
	Rabobank Nederland NV
1,200,000	4.750%, 1/15/2020[e]	1,259,888
	Reinsurance Group of America, Inc.
950,000	5.625%, 3/15/2017	999,528
1,000,000	6.450%, 11/15/2019	1,082,983
	Royal Bank of Scotland Group plc
800,000	6.400%, 10/21/2019	845,082
	Royal Bank of Scotland plc
850,000	4.875%, 8/25/2014[e]	877,683
	SLM Corporation
400,000	8.000%, 3/25/2020	355,000
	State Street Capital Trust III
1,200,000	8.250%, 3/15/2011	1,217,940
	Swiss RE Capital I, LP
850,000	6.854%, 5/25/2016[e]	736,411
	TNK-BP Finance SA
800,000	6.250%, 2/2/2015[e]	828,000
	Travelers Companies, Inc.
350,000	6.250%, 6/15/2037	398,415
	UnitedHealth Group, Inc.
550,000	6.500%, 6/15/2037	603,637
	USB Capital XIII Trust
800,000	6.625%, 12/15/2039	837,824
	Wachovia Bank NA
770,000	4.875%, 2/1/2015	815,369
	Wachovia Capital Trust III
1,895,000	5.800%, 3/15/2011	1,603,739
	Wells Fargo & Company
850,000	4.950%, 10/16/2013	909,879
	Westpac Banking Corporation
800,000	2.250%, 11/19/2012	810,850
	Willis North America, Inc.
760,000	6.200%, 3/28/2017	797,637

	Total Financials	58,836,734

Foreign Government (2.3%)
	Bermuda Government International Bond
800,000	5.603%, 7/20/2020[e]	833,834
	Brazil Government International Bond
750,000	4.875%, 1/22/2021[d]	776,250
	Chile Government International Bond
800,000	3.875%, 8/5/2020	799,008

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
117

Core Bond Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (100.7%)	Value
Foreign Government (2.3%) - continued
	Corporacion Andina de Fomento
$2,000,000	5.750%, 1/12/2017	$2,160,722
	Poland Government International Bond
250,000	3.875%, 7/16/2015	256,060
	Qatar Government International Bond
800,000	4.000%, 1/20/2015[e]	829,000
	Russia Government International Bond
1,000,000	5.000%, 4/29/2020[e]	1,007,500

	Total Foreign Government	6,662,374

Mortgage-Backed Securities (20.2%)
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
44,000,000	5.500%, 8/1/2040[d]	47,410,000
5,200,000	6.000%, 8/1/2040[d]	5,648,500
5,000,000	6.500%, 8/1/2040[d]	5,482,030

	Total Mortgage-Backed Securities	58,540,530

Technology (0.6%)
	Affiliated Computer Services, Inc.
800,000	5.200%, 6/1/2015	847,208
	Oracle Corporation
800,000	3.875%, 7/15/2020[e]	818,250

	Total Technology	1,665,458

Transportation (1.9%)
	American Airlines Pass Through Trust
887,625	10.375%, 7/2/2019	994,140
	Continental Airlines, Inc.
800,000	7.250%, 11/10/2019	852,000
	Delta Air Lines, Inc.
786,888	7.750%, 12/17/2019	853,773
	ERAC USA Finance, LLC
800,000	5.250%, 10/1/2020[e]	819,955
	FedEx Corporation
1,027,773	6.720%, 1/15/2022	1,118,955
	United Air Lines, Inc.
779,619	10.400%, 11/1/2016	849,785

	Total Transportation	5,488,608

U.S. Government and Agencies (16.5%)
	Federal Home Loan Banks
2,400,000	0.291%, 8/10/2010[a,d]	2,400,262
	U.S. Treasury Bonds
1,500,000	4.500%, 5/15/2038	1,637,813
525,000	4.250%, 5/15/2039	549,281
900,000	4.625%, 2/15/2040	1,000,828
	U.S. Treasury Notes
2,000,000	3.500%, 5/31/2013	2,155,468
3,500,000	1.500%, 12/31/2013	3,561,523
500,000	1.750%, 1/31/2014	512,930
4,000,000	1.875%, 4/30/2014	4,112,500
1,650,000	2.375%, 9/30/2014	1,723,347
5,500,000	1.875%, 6/30/2015	5,581,213
4,000,000	3.625%, 8/15/2019	4,263,752
800,000	3.625%, 2/15/2020	849,187
1,800,000	3.500%, 5/15/2020	1,890,288

Principal Amount	Long-Term Fixed Income (100.7%)	Value
U.S. Government and Agencies (16.5%) - continued
	U.S. Treasury Notes, TIPS
$5,536,486	2.500%, 7/15/2016	$6,177,074
5,364,292	1.875%, 7/15/2019	5,760,327
5,296,620	1.375%, 1/15/2020	5,436,896

	Total U.S. Government and Agencies	47,612,689

U.S. Municipals (0.3%)
	North Texas Tollway Authority Revenue Bonds (Build America Bonds)
850,000	6.718%, 1/1/2049	874,361

	Total U.S. Municipals	874,361

Utilities (4.2%)
	Abu Dhabi National Energy Company
850,000	6.250%, 9/16/2019[e]	891,005
	Cleveland Electric Illuminating Company
825,000	5.700%, 4/1/2017	895,830
	Enterprise Products Operating, LLC
800,000	5.200%, 9/1/2020	857,019
	FirstEnergy Solutions Corporation
850,000	4.800%, 2/15/2015	905,190
	ITC Holdings Corporation
775,000	6.050%, 1/31/2018[e]	858,071
	MidAmerican Energy Holdings Company
775,000	6.500%, 9/15/2037	910,803
	NiSource Finance Corporation
400,000	6.125%, 3/1/2022	440,276
	ONEOK Partners, LP
450,000	8.625%, 3/1/2019	576,868
	Pennsylvania Electric Company
800,000	5.200%, 4/1/2020	842,978
	Petrobras International Finance Company
1,000,000	5.750%, 1/20/2020	1,063,173
	Potomac Electric Power Company
600,000	7.900%, 12/15/2038	813,478
	Power Receivables Finance, LLC
360,906	6.290%, 1/1/2012[c]	361,029
	Union Electric Company
1,150,000	6.400%, 6/15/2017	1,317,359
	Virginia Electric & Power Company
515,000	6.000%, 1/15/2036	584,070
	Williams Partners, LP
800,000	5.250%, 3/15/2020	854,290

	Total Utilities	12,171,439

	Total Long-Term Fixed Income (cost $291,435,820)	291,063,293

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
118

Core Bond Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Shares	Mutual Funds (4.3%)	Value
Fixed Income Mutual Funds (4.3%)
2,646,014	Thrivent High Yield Fund	$12,383,343

	Total Fixed Income Mutual Funds	12,383,343

	Total Mutual Funds (cost $9,800,000)	12,383,343

Shares	Preferred Stock (0.3%)	Value
Financials (0.3%)
4,850	Citigroup, Inc., Convertible, 7.500%	590,245
56,005	Federal National Mortgage Association, 8.250%[g]	19,042
16,000	HSBC Holdings plc, 8.000%[g]	415,680

	Total Financials	1,024,967

	Total Preferred Stock (cost $1,713,096)	1,024,967

Principal Amount	Short-Term Investments (15.7%)[h]	Value
	Federal Home Loan Bank Discount Notes
26,865,000	0.180%, 8/4/2010	26,864,463
	Federal Home Loan Mortgage Corporation Discount Notes
15,000,000	0.180%, 8/11/2010	14,999,175
100,000	0.185%, 10/18/2010[i]	99,959
	Federal National Mortgage Association Discount Notes
300,000	0.200%, 10/18/2010[i,j]	299,870
	Jupiter Securitization Company, LLC
3,085,000	0.190%, 8/2/2010[k]	3,084,967

	Total Short-Term Investments (at amortized cost)	45,348,434

	Total Investments (cost $348,297,350) 121.0%	$349,820,037

	Other Assets and Liabilities, Net (21.0%)	(60,668,666)

	Total Net Assets 100.0%	$289,151,371

a	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
b	All or a portion of the security is insured or guaranteed.

c	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Core Bond Fund owned as of July 30, 2010.

Security	Acquisition Date	Amortized Cost
Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$5,000,000
Commercial Mortgage Pass- Through Certificates	10/18/2006	4,000,000
Power Receivables Finance, LLC	9/30/2003	360,800
Wachovia Asset Securitization, Inc.	3/16/2007	3,177,699

d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 30, 2010, the value of these investments was $38,532,440 or 13.3% of total net assets.
f	These securities are Equity-Linked Structured Securities. These securities are linked to the S&P 500 Index.
g	Non-income producing security.
h	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
i	At July 30, 2010, $299,872 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
j	At July 30, 2010, $99,957 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.
k	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank or institution.

Definitions:

REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$15,785,627
Gross unrealized depreciation	(14,262,940)

Net unrealized appreciation (depreciation)	$1,522,687
Cost for federal income tax purposes	$348,297,350

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
119

Core Bond Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 30, 2010, in valuing Core Bond Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	15,917,457	–	13,807,465	2,109,992
Basic Materials	5,183,854	–	5,183,854	–
Capital Goods	2,951,059	–	2,951,059	–
Collateralized Mortgage Obligations	13,250,294	–	13,250,294	–
Commercial Mortgage-Backed Securities	30,292,775	–	30,292,775	–
Communications Services	12,768,154	–	12,768,154	–
Consumer Cyclical	6,937,057	–	6,937,057	–
Consumer Non-Cyclical	6,670,101	–	6,670,101	–
Energy	5,240,349	–	5,240,349	–
Financials	58,836,734	–	55,621,694	3,215,040
Foreign Government	6,662,374	–	6,662,374	–
Mortgage-Backed Securities	58,540,530	–	58,540,530	–
Technology	1,665,458	–	1,665,458	–
Transportation	5,488,608	–	1,938,910	3,549,698
U.S. Government and Agencies	47,612,689	–	47,612,689	–
U.S. Municipals	874,361	–	874,361	–
Utilities	12,171,439	–	12,171,439	–
Mutual Funds
Fixed Income Mutual Funds	12,383,343	12,383,343	–	–
Preferred Stock
Financials	1,024,967	1,024,967	–	–
Short-Term Investments	45,348,434	–	45,348,434	–
Total	$349,820,037	$13,408,310	$327,536,997	$8,874,730

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	312,921	312,921	–	–
Total Asset Derivatives	$312,921	$312,921	$–	$–

Liability Derivatives
Futures Contracts	876,910	876,910	–	–
Credit Default Swaps	15,244	–	15,244	–
Total Liability Derivatives	$892,154	$876,910	$15,244	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Core Bond Fund.

Investments in Securities	Value October 31, 2009	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/ (Sales)	Transfers Into Level 3	Transfers Out of Level 3	Value July 30, 2010
Long-Term Fixed Income Asset-Backed Securities	1,562,025	–	–	781,026	(233,059)	–	–	2,109,992
Commercial Mortgage- Backed Securities	2,025,000	–	113,125	(25,000)	(2,113,125)	–	–	–
Financials	–	–	–	15,040	3,200,000	–	–	3,215,040
Transportation	816,000	–	–	169,566	754,132	1,810,000	–	3,549,698
Total	$4,403,025	$–	$113,125	$940,632	$1,607,948	$1,810,000	$–	$8,874,730

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
120

Core Bond Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(100)	September 2010	($21,802,820)	($21,912,500)	($109,680)
5-Yr. U.S. Treasury Bond Futures	(45)	September 2010	(5,267,324)	(5,392,267)	(124,943)
10-Yr. U.S. Treasury Bond Futures	(225)	September 2010	(27,215,525)	(27,857,812)	(642,287)
20-Yr. U.S. Treasury Bond Futures	80	September 2010	9,984,579	10,297,500	312,921
Total Futures Contracts					($563,989)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX IG, Series 14, 5 Year, at	Buy	12/20/2015	$12,000,000	($32,627)	$27,343	($5,284)
1.00%; Bank of America
CDX IG, Series 14, 5 Year, at	Buy	12/20/2015	18,000,000	(50,975)	41,015	(9,960)
1.00%; J.P. Morgan Chase and Co.
Total Credit Default Swaps					$68,358	($15,244)

1	As the buyer of protection, Core Bond Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Core Bond Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Core Bond Fund could be required to make as the seller or receive as the buyer of protection.
3	The market values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Core Bond Fund, is as follows:

Fund	Value October 31, 2009	Gross Purchases	Gross Sales	Shares Held at July 30, 2010	Value July 30, 2010	Income Earned November 1, 2009 - July 30, 2010
High Yield	$11,827,681	$–	$–	2,646,014	$12,383,343	$765,060
Money Market	309,880	3,031,739	3,341,619	–	–	1
Total Value and Income Earned	12,137,561				12,383,343	765,061

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
121

Government Bond Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (98.1%)	Value
Commercial Mortgage-Backed Securities (1.8%)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificate
$996,935	3.342%, 12/25/2019	$1,035,237
	Government National Mortgage Association
993,562	3.214%, 1/16/2040	1,036,801

	Total Commercial Mortgage- Backed Securities	2,072,038

Financials (7.2%)
	Achmea Hypotheekbank NV
1,000,000	3.200%, 11/3/2014[a]	1,045,075
	Bank of Nova Scotia
1,000,000	1.450%, 7/26/2013[a]	1,004,804
	Canadian Imperial Bank of Commerce
1,000,000	2.600%, 7/2/2015[a]	1,013,985
	CIE Financement Foncier
1,000,000	2.125%, 4/22/2013[a]	1,011,090
	Dexia Credit Local SA
1,000,000	2.750%, 4/29/2014[a]	1,011,521
	International Bank for Reconstruction & Development
1,000,000	2.375%, 5/26/2015	1,033,276
	Royal Bank of Canada
1,000,000	3.125%, 4/14/2015[a]	1,040,704
	Toronto-Dominion Bank
1,000,000	2.200%, 7/29/2015[a]	999,670

	Total Financials	8,160,125

Foreign Government (1.7%)
	Kommunalbanken AS
1,000,000	2.750%, 5/5/2015[a]	1,030,291
	Kreditanstalt fuer Wiederaufbau
825,000	1.250%, 6/15/2012	829,804

	Total Foreign Government	1,860,095

Mortgage-Backed Securities (9.5%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
4,000,000	6.000%, 8/1/2040[b]	4,344,376
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
2,000,000	5.000%, 8/1/2025[b]	2,136,250
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
4,000,000	4.500%, 8/1/2040[b,c]	4,182,500

	Total Mortgage-Backed Securities	10,663,126

U.S. Government and Agencies (77.9%)
	FDIC Structured Sale Guaranteed Notes
400,000	Zero Coupon, 1/7/2012[a]	395,516
400,000	Zero Coupon, 1/7/2014[a]	379,784
	Federal Home Loan Banks
3,750,000	5.375%, 5/18/2016	4,438,080

Principal Amount	Long-Term Fixed Income (98.1%)	Value
U.S. Government and Agencies (77.9%) - continued
$5,400,000	5.000%, 11/17/2017	$6,274,082
	Federal Home Loan Mortgage Corporation
7,125,000	1.125%, 7/27/2012	7,189,196
2,300,000	2.500%, 1/7/2014	2,402,408
2,750,000	4.875%, 6/13/2018	3,163,941
1,375,000	3.750%, 3/27/2019	1,455,131
	Federal National Mortgage Association
4,100,000	2.000%, 4/15/2013	4,137,347
1,000,000	2.375%, 7/28/2015	1,027,904
2,025,000	4.375%, 10/15/2015	2,275,339
1,250,000	6.250%, 5/15/2029	1,567,580
	Tennessee Valley Authority
1,225,000	5.250%, 9/15/2039	1,358,725
	U.S. Treasury Bonds
2,100,000	4.625%, 2/15/2040	2,335,265
	U.S. Treasury Bonds, TIPS
328,048	2.125%, 2/15/2040	348,039
	U.S. Treasury Notes
975,000	1.125%, 6/15/2013	984,145
9,150,000	1.750%, 1/31/2014	9,386,610
2,050,000	1.875%, 6/30/2015	2,080,270
2,800,000	2.625%, 2/29/2016	2,914,626
10,000,000	3.250%, 3/31/2017	10,625,000
6,500,000	3.625%, 2/15/2020	6,899,646
2,500,000	3.500%, 5/15/2020	2,625,400
2,125,000	7.625%, 2/15/2025	3,138,691
	U.S. Treasury Notes, TIPS
1,167,227	3.375%, 1/15/2012	1,228,050
1,496,661	0.625%, 4/15/2013	1,531,038
1,593,972	2.000%, 1/15/2014	1,700,693
1,256,816	1.625%, 1/15/2015	1,329,868
1,242,334	2.500%, 7/15/2016	1,386,075
1,473,696	2.625%, 7/15/2017	1,664,585
1,261,100	1.375%, 1/15/2020	1,294,499
318,285	2.375%, 1/15/2025	349,915

	Total U.S. Government and Agencies	87,887,448

	Total Long-Term Fixed Income (cost $106,621,364)	110,642,832

Principal Amount	Short-Term Investments (10.6%)[d]	Value
	Federal Home Loan Bank Discount Notes
3,138,000	0.060%, 8/2/2010	3,137,990
8,790,000	0.180%, 8/4/2010	8,789,824

	Total Short-Term Investments (at amortized cost)	11,927,814

	Total Investments (cost $118,549,178) 108.7%	$122,570,646

	Other Assets and Liabilities, Net (8.7%)	(9,769,026)

	Total Net Assets 100.0%	$112,801,620

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
122

Government Bond Fund

Schedule of Investments as of July 30, 2010

(unaudited)

a	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 30, 2010, the value of these investments was $8,932,440 or 7.9% of total net assets.
b	Denotes investments purchased on a when-issued or delayed delivery basis.
c	All or a portion of the security was earmarked to cover written options.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$4,031,145
Gross unrealized depreciation	(9,677)

Net unrealized appreciation (depreciation)	$4,021,468

Cost for federal income tax purposes	$118,549,178

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 30, 2010, in valuing Government Bond Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Commercial Mortgage-Backed Securities	2,072,038	–	2,072,038	–
Financials	8,160,125	–	8,160,125	–
Foreign Government	1,860,095	–	1,860,095	–
Mortgage-Backed Securities	10,663,126	–	10,663,126	–
U.S. Government and Agencies	87,887,448	–	87,112,148	775,300
Short-Term Investments	11,927,814	–	11,927,814	–

Total	$122,570,646	$–	$121,795,346	$775,300

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Call Options Written	14,438	–	–	14,438

Total Liability Derivatives	$14,438	$–	$–	$14,438

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Government Bond Fund.

Investments in Securities	Value October 31, 2009	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers Into Level 3	Transfers Out of Level 3	Value July 30, 2010
Long-Term Fixed Income
U.S. Government and
Agencies	–	2,725	–	10,548	762,027	–	–	775,300
Other Financial Instruments
Call Options Written	–	–	–	(23,376)	8,938	–	–	(14,438)

Total	$–	$2,725	$–	($12,828)	$770,965	$–	$–	$760,862

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
FNCL Mortgage Backed Call Option	2	$103.50	August 2010	($23,375)	($14,438)
Total Call Options Written				($23,375)	($14,438)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
123

Limited Maturity Bond Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (95.2%)	Value
Asset-Backed Securities (16.4%)
	Aesop Funding II, LLC
$2,500,000	5.680%, 2/20/2014[a]	$2,676,115
	Americredit Automobile Receivables Trust
46,301	5.490%, 7/6/2012[b]	46,335
	Bank of America Auto Trust
3,500,000	2.670%, 7/15/2013[a]	3,565,037
3,500,000	1.390%, 3/15/2014[a]	3,529,158
	BMW Vehicle Lease Trust
7,000,000	2.910%, 3/15/2012	7,081,396
	Cabela’s Master Credit Card Trust
4,500,000	4.310%, 12/16/2013[a]	4,558,914
	Carmax Auto Owner Trust
2,500,000	4.120%, 3/15/2013	2,569,835
	Carrington Mortgage Loan Trust
1,000,000	0.479%, 8/25/2010[c]	467,903
	Chase Funding Issuance Trust
5,000,000	2.400%, 6/17/2013	5,078,030
	Chrysler Financial Auto Securitization
3,750,000	2.820%, 1/15/2016	3,829,609
	Chrysler Financial Lease Trust
2,500,000	1.780%, 6/15/2011[a]	2,509,312
	CIT Equipment
2,500,000	3.070%, 8/15/2016[a]	2,528,707
	CNH Equipment Trust
1,650,000	7.210%, 12/16/2013	1,812,852
	Countrywide Asset-Backed Certificates
1,488,590	6.085%, 6/25/2021[b]	533,231
614,299	5.549%, 8/25/2021[b]	489,954
	Credit Based Asset Servicing and Securitization, LLC
964,652	5.501%, 12/25/2036	686,838
	Discover Card Master Trust
4,500,000	5.100%, 10/15/2013	4,643,271
	First Financial Bank USA
1,500,000	4.750%, 10/15/2015[a]	1,501,776
	First Franklin Mortgage Loan
	Asset-Backed Certificates
86,028	5.500%, 3/25/2036[d,e]	0
	First Horizon ABS Trust
580,307	0.459%, 8/25/2010[b,c]	429,137
	Ford Credit Auto Owner Trust
3,496,423	3.960%, 5/15/2013	3,581,240
	GE Capital Credit Card Master Note Trust
4,200,000	2.540%, 9/15/2014	4,272,849
3,650,000	3.690%, 7/15/2015	3,824,740
	GMAC Mortgage Corporation Loan Trust
933,152	0.509%, 8/25/2010[b,c]	421,272
1,870,380	0.509%, 8/25/2010[b,c]	1,000,893
1,354,103	5.750%, 10/25/2036[b]	773,601
	Goldman Sachs Alternative
	Mortgage Products Trust
2,800,000	0.409%, 8/25/2010[c]	2,550,307
	GSAMP Trust
2,471,253	0.509%, 8/25/2010[c]	1,962,691
	Harley-Davidson Motorcycle Trust
1,500,000	3.190%, 11/15/2013	1,532,493

Principal Amount	Long-Term Fixed Income (95.2%)	Value
Asset-Backed Securities (16.4%) - continued
	Honda Auto Receivables Owner Trust
$2,500,000	4.430%, 7/15/2015	$2,651,375
	Household Home Equity Loan Trust
2,097,222	5.320%, 3/20/2036	2,089,772
	J.P. Morgan Mortgage Trust
1,354,690	5.245%, 2/25/2036	1,163,933
	John Deere Owner Trust
1,500,000	3.960%, 5/16/2016	1,581,066
	Merrill Auto Trust Securitization
2,289,391	5.500%, 3/15/2012	2,328,673
	Mortgage Equity Conversion Asset Trust
2,687,227	0.820%, 8/25/2010[c,d]	2,631,064
2,729,993	0.840%, 8/25/2010[c,d]	2,648,093
	Nissan Auto Receivables Owner Trust
4,240,000	4.280%, 6/16/2014	4,388,519
3,000,000	4.740%, 8/17/2015	3,232,278
	Renaissance Home Equity Loan Trust
1,726,861	5.608%, 5/25/2036	1,347,739
750,000	5.285%, 1/25/2037	652,966
	Toyota Auto Receivables Owner Trust
7,000,000	1.270%, 12/16/2013	7,048,349
	USAA Auto Owner Trust
4,000,000	4.500%, 10/15/2013	4,142,932
2,500,000	4.770%, 9/15/2014	2,677,470
	Volkswagen Auto Lease Trust
3,500,000	3.410%, 4/16/2012	3,570,931
	Volkswagen Auto Loan Enhanced Trust
1,500,000	1.310%, 1/20/2014	1,512,063
	Wachovia Asset Securitization, Inc.
1,191,637	0.469%, 8/25/2010[b,c,d]	791,247
	World Omni Auto Receivables Trust
5,613,212	1.020%, 1/16/2012	5,622,047
2,500,000	1.340%, 12/16/2013	2,518,900
1,000,000	5.120%, 5/15/2014	1,078,020

	Total Asset-Backed Securities	122,134,933

Basic Materials (0.9%)
	ArcelorMittal
1,500,000	9.000%, 2/15/2015	1,806,081
	Dow Chemical Company
2,200,000	4.850%, 8/15/2012	2,329,813
	Noble Group, Ltd.
1,000,000	4.875%, 8/5/2015[a,f]	998,420
	Rio Tinto Finance USA, Ltd.
1,000,000	9.000%, 5/1/2019	1,338,747

	Total Basic Materials	6,473,061

Capital Goods (1.7%)
	Caterpillar Financial Services Corporation
2,500,000	2.000%, 4/5/2013	2,541,072

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
124

Limited Maturity Bond Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (95.2%)	Value
Capital Goods (1.7%) - continued
	Hutchinson Whampoa Finance, Ltd.
$1,700,000	4.625%, 9/11/2015[a]	$1,808,472
	John Deere Capital Corporation
2,500,000	1.875%, 6/17/2013	2,537,360
	L-3 Communications Corporation
2,000,000	5.875%, 1/15/2015	2,040,000
	Textron, Inc.
1,300,000	6.200%, 3/15/2015	1,425,150
	Tyco International Finance SA
1,000,000	4.125%, 10/15/2014	1,071,888
	Waste Management, Inc.
1,150,000	6.375%, 3/11/2015	1,334,435

	Total Capital Goods	12,758,377

Collateralized Mortgage Obligations (3.4%)
	American Home Mortgage Assets Trust
1,739,717	1.322%, 8/1/2010[c]	805,202
	Banc of America Mortgage Securities, Inc.
773,963	4.784%, 9/25/2035	654,807
	Bear Stearns Adjustable Rate Mortgage Trust
1,063,366	4.625%, 8/25/2010[c]	934,704
	Chase Mortgage Finance Corporation
722,622	5.398%, 1/25/2036	184,759
	Countrywide Alternative Loan Trust
1,094,504	5.500%, 2/25/2036	824,772
957,744	6.000%, 1/25/2037	637,270
	Countrywide Home Loans, Inc.
1,284,609	5.237%, 3/20/2036	772,537
1,359,881	5.611%, 9/20/2036	798,558
	Deutsche Alt-A Securities, Inc.
2,093,236	1.172%, 8/1/2010[c]	1,178,953
	GSR Mortgage Loan Trust
2,985,223	0.519%, 8/25/2010[c]	2,323,880
	HomeBanc Mortgage Trust
1,082,522	5.962%, 4/25/2037	696,696
	Impac CMB Trust
371,210	0.649%, 8/25/2010[c]	262,257
	J.P. Morgan Alternative Loan Trust
2,113,053	5.734%, 3/25/2036	1,375,695
	J.P. Morgan Mortgage Trust
1,514,931	5.740%, 6/25/2036	1,453,911
1,330,349	5.929%, 10/25/2036	1,177,354
	Merrill Lynch Mortgage Investors, Inc.
1,669,566	2.751%, 6/25/2035	1,481,230
	Residential Accredit Loans, Inc.
1,006,052	5.557%, 9/25/2035	661,132
	Thornburg Mortgage Securities Trust
624,468	0.439%, 8/25/2010[c]	602,213
	Wachovia Mortgage Loan Trust, LLC
948,471	5.501%, 5/20/2036	709,680

Principal Amount	Long-Term Fixed Income (95.2%)	Value
Collateralized Mortgage Obligations (3.4%) - continued
	WaMu Mortgage Pass Through Certificates
$2,108,662	1.142%, 8/1/2010[c]	$1,107,817
2,189,441	1.222%, 8/1/2010[c]	1,287,954
1,823,803	1.282%, 8/1/2010[c]	1,108,648
	Washington Mutual Mortgage Pass-Through Certificates
2,536,400	1.152%, 8/1/2010[c]	1,151,990
1,679,807	1.322%, 8/1/2010[c]	693,179
716,914	0.619%, 8/25/2010[c]	559,342
	Wells Fargo Mortgage Backed Securities Trust
408,745	4.807%, 3/25/2036	362,778
1,514,643	5.043%, 3/25/2036	1,324,630

	Total Collateralized Mortgage Obligations	25,131,948

Commercial Mortgage-Backed Securities (7.1%)
	Banc of America Large Loan Trust
1,561,619	0.451%, 8/15/2010[a,c]	1,465,158
	Bear Stearns Commercial Mortgage Securities, Inc.
2,000,000	0.491%, 8/15/2010[c,d]	1,781,804
1,500,000	5.665%, 6/11/2040	1,564,066
2,863,847	5.422%, 9/11/2042	2,965,740
1,000,000	5.331%, 2/11/2044	1,006,790
4,500,000	5.613%, 6/11/2050	4,714,209
	Chase Commercial Mortgage Securities Corporation
327,409	7.928%, 7/15/2032	326,942
	Citigroup/Deutsche Bank Commercial Mortgage
1,595,000	5.322%, 12/11/2049	1,591,997
	Commercial Mortgage Pass- Through Certificates
12,439	0.441%, 8/15/2010[a,c]	12,423
1,000,000	0.471%, 8/15/2010[c,d]	820,880
1,500,000	0.521%, 8/15/2010[c,d]	1,279,835
1,000,000	5.306%, 12/10/2046	1,018,008
	Credit Suisse First Boston Mortgage Securities Corporation
4,525,000	4.691%, 4/15/2037	4,610,513
66,989	3.382%, 5/15/2038	66,947
	Credit Suisse Mortgage Capital Certificates
1,500,000	0.511%, 8/15/2010[a,c]	1,276,784
1,750,000	5.467%, 9/15/2039	1,770,512
	Government National Mortgage Association
6,458,150	3.214%, 1/16/2040	6,739,208
3,486,300	2.870%, 3/16/2051	3,617,657
	GS Mortgage Securities Corporation II
3,345,000	5.396%, 8/10/2038	3,575,865
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,985,000	5.336%, 5/15/2047	2,036,985

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
125

Limited Maturity Bond Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (95.2%)	Value
Commercial Mortgage-Backed Securities (7.1%) - continued
	LB-UBS Commercial Mortgage Trust
$352,515	4.207%, 11/15/2027	$352,750
690,824	4.567%, 6/15/2029	699,238
100,914	4.187%, 8/15/2029	100,954
	Morgan Stanley Capital I, Inc.
3,765,000	4.970%, 4/14/2040	3,878,786
	Wachovia Bank Commercial Mortgage Trust
1,883,030	3.894%, 11/15/2035	1,881,575
1,500,000	5.765%, 7/15/2045	1,609,997
1,500,000	5.308%, 11/15/2048	1,574,356
	WaMu Commercial Mortgage Securities Trust
941,096	3.830%, 1/25/2035[a]	951,865

	Total Commercial Mortgage- Backed Securities	53,291,844

Communications Services (3.5%)
	Alltel Corporation
1,325,000	7.000%, 7/1/2012	1,466,770
	British Telecom plc
1,000,000	9.375%, 12/15/2010	1,029,563
	CBS Corporation
1,500,000	8.875%, 5/15/2019	1,926,118
	Crown Castle Towers, LLC
1,750,000	4.523%, 1/15/2015[a]	1,846,077
1,500,000	3.214%, 8/15/2015[a,f]	1,508,100
850,000	4.174%, 8/15/2017[a,f]	853,434
	Discovery Communications, LLC
2,500,000	3.700%, 6/1/2015	2,612,322
	Qwest Corporation
3,000,000	8.875%, 3/15/2012	3,243,750
	Rogers Communications, Inc.
1,120,000	7.875%, 5/1/2012	1,244,434
	SBA Tower Trust
3,500,000	4.254%, 4/15/2015[a]	3,697,995
	Telecom Italia Capital SA
600,000	6.200%, 7/18/2011	623,995
	Telefonica SA
2,000,000	4.949%, 1/15/2015	2,152,748
	Time Warner Cable, Inc.
1,100,000	5.400%, 7/2/2012	1,181,288
1,650,000	7.500%, 4/1/2014	1,938,085
	Verizon Communications, Inc.
650,000	4.350%, 2/15/2013	700,459

	Total Communications Services	26,025,138

Consumer Cyclical (0.7%)
	American Honda Finance Corporation
2,500,000	2.375%, 3/18/2013[a]	2,545,940
	Ford Motor Credit Company, LLC
1,500,000	7.000%, 4/15/2015	1,551,609
	Nissan Motor Acceptance Corporation
1,000,000	4.500%, 1/30/2015[a]	1,044,290

	Total Consumer Cyclical	5,141,839

Principal Amount	Long-Term Fixed Income (95.2%)	Value
Consumer Non-Cyclical (3.0%)
	Altria Group, Inc.
$3,000,000	8.500%, 11/10/2013	$3,561,930
	Amgen, Inc., Convertible
2,500,000	0.125%, 2/1/2011	2,481,250
	Anheuser-Busch InBev Worldwide, Inc.
2,000,000	3.000%, 10/15/2012	2,067,162
2,000,000	5.375%, 11/15/2014[a]	2,219,090
	Cargill, Inc.
1,000,000	5.200%, 1/22/2013[a]	1,078,185
	Dr. Pepper Snapple Group, Inc.
1,000,000	2.350%, 12/21/2012	1,019,100
	Kraft Foods, Inc.
1,500,000	4.125%, 2/9/2016	1,604,304
	Kroger Company
1,000,000	5.000%, 4/15/2013	1,082,436
	Life Technologies Corporation
1,750,000	3.375%, 3/1/2013	1,796,378
750,000	4.400%, 3/1/2015	786,373
	Teva Pharmaceutical Finance Company
2,500,000	3.000%, 6/15/2015	2,589,745
	Wm. Wrigley, Jr. Company
2,500,000	1.912%, 9/28/2010[a,c]	2,499,773

	Total Consumer Non-Cyclical	22,785,726

Energy (2.1%)
	Cenovus Energy, Inc.
1,000,000	4.500%, 9/15/2014	1,077,825
	Energy Transfer Partners, LP
1,000,000	6.000%, 7/1/2013	1,084,804
	Marathon Oil Canada Corporation
650,000	8.375%, 5/1/2012	720,217
	Nabors Industries, Inc., Convertible
3,000,000	0.940%, 5/15/2011	2,955,000
	Ras Laffan Liquefied Natural Gas Company, Ltd. III
1,700,000	4.500%, 9/30/2012[a]	1,778,717
625,000	5.832%, 9/30/2016[a]	683,325
	Shell International Finance BV
2,500,000	4.000%, 3/21/2014	2,681,745
	Valero Energy Corporation
1,000,000	4.500%, 2/1/2015	1,056,146
350,000	6.125%, 2/1/2020	379,728
	Williams Partners, LP
2,000,000	3.800%, 2/15/2015	2,067,550
	Woodside Finance, Ltd.
1,000,000	8.125%, 3/1/2014[a]	1,156,040

	Total Energy	15,641,097

Financials (25.5%)
	Abbey National Treasury Services plc
1,500,000	3.875%, 11/10/2014[a]	1,510,384
	Achmea Hypotheekbank NV
5,500,000	3.200%, 11/3/2014[a]	5,747,912
	Allstate Corporation
700,000	6.200%, 5/16/2014	803,711
	AMB Property, LP
1,000,000	6.125%, 12/1/2016	1,078,402

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
126

Limited Maturity Bond Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (95.2%)	Value
Financials (25.5%) - continued
	ANZ National International, Ltd.
$2,000,000	2.375%, 12/21/2012[a]	$2,027,150
	Avalon Bay Communities, Inc.
1,000,000	5.700%, 3/15/2017	1,101,157
	Banco Santander Chile
2,000,000	2.875%, 11/13/2012[a]	2,017,592
	Bank of America Corporation
1,750,000	4.500%, 4/1/2015[g]	1,808,210
1,500,000	6.500%, 8/1/2016	1,669,995
	Bank of Nova Scotia
5,000,000	1.450%, 7/26/2013[a]	5,024,020
	Bank of Tokyo - Mitsubishi UFJ, Ltd.
2,500,000	2.600%, 1/22/2013[a]	2,556,863
	Barclays Bank plc
1,500,000	2.500%, 1/23/2013	1,514,853
	Barclays Bank plc, Convertible
3,000,000	1.000%, 6/25/2017[h]	3,106,800
	BB&T Corporation
1,650,000	5.700%, 4/30/2014	1,835,057
	Bear Stearns Companies, Inc.
1,500,000	6.400%, 10/2/2017	1,703,831
	Berkshire Hathaway Finance Corporation
1,750,000	0.652%, 10/13/2010[c]	1,751,414
2,500,000	5.000%, 8/15/2013	2,769,580
	BlackRock, Inc.
2,000,000	3.500%, 12/10/2014	2,094,992
	Canadian Imperial Bank of Commerce
3,500,000	2.000%, 2/4/2013[a]	3,565,716
1,500,000	2.600%, 7/2/2015[a]	1,520,977
	Capital One Bank USA NA
500,000	8.800%, 7/15/2019	636,458
	CDP Financial, Inc.
4,000,000	3.000%, 11/25/2014[a]	4,084,904
	CIE Financement Foncier
4,000,000	2.125%, 4/22/2013[a]	4,044,360
	Citigroup, Inc.
1,600,000	5.300%, 10/17/2012	1,684,040
1,000,000	5.500%, 4/11/2013	1,062,475
2,400,000	6.000%, 12/13/2013	2,583,170
	CME Group Index Services, LLC
1,500,000	4.400%, 3/15/2018[a]	1,541,604
	CNA Financial Corporation
2,000,000	6.500%, 8/15/2016	2,113,310
	Commonwealth Bank of Australia
2,000,000	2.750%, 10/15/2012[a]	2,049,264
3,300,000	2.500%, 12/10/2012[a]	3,379,236
	Corestates Capital Trust I
300,000	8.000%, 12/15/2026[a]	300,850
	Credit Suisse Securities USA, LLC, Convertible
3,000,000	1.000%, 4/28/2017[h]	2,859,600
	Dexia Credit Local SA
5,000,000	2.750%, 4/29/2014[a]	5,057,605
	Duke Realty, LP
1,000,000	7.375%, 2/15/2015	1,123,420
	Fifth Third Bancorp
675,000	6.250%, 5/1/2013	736,337
	Fifth Third Bank
2,250,000	0.546%, 8/17/2010[c]	2,147,582

Principal Amount	Long-Term Fixed Income (95.2%)	Value
Financials (25.5%) - continued
	GATX Corporation
$1,000,000	4.750%, 10/1/2012	$1,052,730
1,000,000	4.750%, 5/15/2015	1,050,433
	General Electric Capital Corporation
3,000,000	0.797%, 9/15/2010[c]	2,857,359
	Goldman Sachs Group, Inc.
2,000,000	3.700%, 8/1/2015	2,014,260
	Goldman Sachs Group, Inc., Convertible
2,500,000	1.000%, 1/31/2015[h]	2,266,867
	Health Care REIT, Inc.
500,000	6.125%, 4/15/2020	528,752
	International Lease Finance Corporation
700,000	8.625%, 9/15/2015[a]	712,250
	Irish Life & Permanent plc
5,500,000	3.600%, 1/14/2013[a]	5,509,515
	J.P. Morgan Chase & Company
3,000,000	3.400%, 6/24/2015	3,080,403
	Lehman Brothers Holdings E- Capital Trust I
1,500,000	1.240%, 10/1/2010[i]	150
	Lincoln National Corporation
550,000	5.650%, 8/27/2012	585,727
650,000	4.750%, 2/15/2014	682,221
1,000,000	4.300%, 6/15/2015[g]	1,036,534
350,000	8.750%, 7/1/2019	440,305
	Lloyds TSB Bank plc
3,500,000	4.375%, 1/12/2015[a]	3,546,130
	MassMutual Global Funding II
1,000,000	3.625%, 7/16/2012[a]	1,044,122
	Merrill Lynch & Company, Inc.
1,000,000	6.150%, 4/25/2013	1,089,350
	Metropolitan Life Global Funding
1,320,000	5.125%, 4/10/2013[a]	1,437,922
	Morgan Stanley
1,000,000	4.750%, 4/1/2014	1,031,197
2,000,000	4.200%, 11/20/2014	2,030,822
	National Australia Bank, Ltd.
3,500,000	2.500%, 1/8/2013[a]	3,574,274
	Nationwide Building Society
2,000,000	4.650%, 2/25/2015[a]	2,066,518
	New York Life Global Funding
2,000,000	2.250%, 12/14/2012[a]	2,043,074
2,000,000	3.000%, 5/4/2015[a]	2,058,198
	Nordea Bank AB
4,000,000	2.500%, 11/13/2012[a]	4,066,212
	PNC Funding Corporation
2,000,000	3.000%, 5/19/2014	2,043,482
	ProLogis
1,000,000	6.250%, 3/15/2017	967,887
	Prudential Financial, Inc.
825,000	3.625%, 9/17/2012	855,381
1,000,000	4.750%, 9/17/2015	1,060,362
	Qatari Diar Finance QSC
2,000,000	3.500%, 7/21/2015[a]	2,006,000
	Rabobank Nederland NV
2,400,000	4.200%, 5/13/2014[a]	2,550,931
	Regions Financial Corporation
1,000,000	5.750%, 6/15/2015	1,000,948

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
127

Limited Maturity Bond Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (95.2%)	Value
Financials (25.5%) - continued
	Reinsurance Group of America, Inc.
$1,500,000	6.450%, 11/15/2019	$1,624,474
	Royal Bank of Canada
4,175,000	3.125%, 4/14/2015[a]	4,344,939
	Royal Bank of Scotland Group plc
5,000,000	2.625%, 5/11/2012[a]	5,115,110
	Royal Bank of Scotland plc
2,000,000	4.875%, 8/25/2014[a]	2,065,136
	Simon Property Group, LP
1,800,000	6.750%, 5/15/2014	2,047,018
	SLM Corporation
1,000,000	8.000%, 3/25/2020	887,500
	Standard Chartered plc
1,000,000	3.850%, 4/27/2015[a]	1,030,638
	State Street Capital Trust III
1,000,000	8.250%, 3/15/2011	1,014,950
	Svenske Exportkredit AB
2,500,000	3.250%, 9/16/2014	2,630,465
	Swedbank AB
2,500,000	2.800%, 2/10/2012[a]	2,563,595
	TD Ameritrade Holding Corporation
3,000,000	2.950%, 12/1/2012	3,067,416
	Toronto-Dominion Bank
2,500,000	2.200%, 7/29/2015[a,g]	2,499,175
	U.S. Bank National Association
3,000,000	3.778%, 4/29/2020	3,083,913
	U.S. Central Federal Credit Union
3,500,000	1.900%, 10/19/2012	3,583,913
	UnitedHealth Group, Inc.
1,000,000	5.500%, 11/15/2012	1,073,907
	Vestjysk Bank A/S
5,500,000	1.089%, 9/17/2010[a,c]	5,492,724
	Wachovia Capital Trust III
300,000	5.800%, 3/15/2011	253,890
	WEA Finance, LLC/WT Finance Australia, Pty Ltd.
1,650,000	5.750%, 9/2/2015[a]	1,826,385
	Wells Fargo & Company
2,000,000	4.950%, 10/16/2013	2,140,892
1,500,000	3.625%, 4/15/2015	1,554,348
	Westpac Banking Corporation
3,000,000	2.250%, 11/19/2012	3,040,689
	Westpac Securities New Zealand, Ltd.
2,400,000	3.450%, 7/28/2014[a]	2,523,466

	Total Financials	190,367,690

Foreign Government (3.4%)
	Corporacion Andina de Fomento
2,500,000	5.750%, 1/12/2017	2,700,902
	Export-Import Bank of Korea
850,000	5.875%, 1/14/2015	941,739
	Kommunalbanken AS
5,000,000	2.750%, 5/5/2015[a]	5,151,455
	Korea Development Bank/ Republic of Korea
2,000,000	4.375%, 8/10/2015	2,098,928
	Korea Expressway Corporation
1,500,000	4.500%, 3/23/2015[a]	1,563,166
	Kreditanstalt fuer Wiederaufbau
5,500,000	1.250%, 6/15/2012	5,532,027

Principal Amount	Long-Term Fixed Income (95.2%)	Value
Foreign Government (3.4%) - continued
	Nova Scotia Government Notes
$2,000,000	2.375%, 7/21/2015	$2,025,128
	Poland Government International Bond
650,000	3.875%, 7/16/2015	665,756
	Qatar Government International Bond
2,000,000	4.000%, 1/20/2015[a]	2,072,500
	Russia Government International Bond
2,850,000	3.625%, 4/29/2015[a]	2,835,750

	Total Foreign Government	25,587,351

Mortgage-Backed Securities (4.9%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
2,734,673	6.500%, 9/1/2037	3,001,334
9,000,000	6.500%, 8/1/2040[f]	9,863,442
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
3,500,000	5.000%, 8/1/2025[f]	3,738,438
	Federal National Mortgage Association Conventional 20- Yr. Pass Through
2,332,231	6.000%, 8/1/2024	2,567,394
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
2,893,113	5.940%, 9/1/2037	3,117,318
1,908,722	5.785%, 10/1/2037	2,056,508
11,000,000	6.000%, 8/1/2040[f]	11,948,750

	Total Mortgage-Backed Securities	36,293,184

Technology (0.3%)
	Affiliated Computer Services, Inc.
1,000,000	5.200%, 6/1/2015	1,059,010
	Xerox Corporation
1,000,000	8.250%, 5/15/2014	1,186,364

	Total Technology	2,245,374

Transportation (1.7%)
	American Airlines Pass Through Trust
554,692	6.978%, 10/1/2012	557,466
	Continental Airlines, Inc.
2,000,000	7.250%, 11/10/2019	2,130,000
	CSX Corporation
1,500,000	6.250%, 4/1/2015	1,742,256
	Delta Air Lines, Inc.
1,500,000	7.920%, 11/18/2010	1,509,300
1,475,415	7.750%, 12/17/2019	1,600,825
	Erac USA Finance Company
2,500,000	2.750%, 7/1/2013[a]	2,533,475
	Northwest Airlines, Inc.
1,085,000	6.841%, 4/1/2011	1,095,850
	United Air Lines, Inc.
974,524	10.400%, 11/1/2016	1,062,231
856,553	9.750%, 1/15/2017	926,148

	Total Transportation	13,157,551

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
128

Limited Maturity Bond Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (95.2%)	Value
U.S. Government and Agencies (18.9%)
	FDIC Structured Sale Guaranteed Notes
$6,000,000	Zero Coupon, 1/7/2013[a]	$5,850,120
	Federal Farm Credit Bank
5,000,000	1.375%, 6/25/2013	5,068,165
	Federal Home Loan Banks
6,000,000	0.291%, 8/10/2010[c,f]	6,000,654
14,000,000	0.875%, 8/22/2012	14,046,158
	Federal Home Loan Mortgage Corporation
6,750,000	1.125%, 7/27/2012	6,810,818
	Federal National Mortgage Association
3,000,000	2.000%, 4/15/2013	3,027,327
2,500,000	2.375%, 7/28/2015	2,569,760
	U.S. Treasury Notes
8,000,000	1.125%, 6/15/2013	8,075,040
3,000,000	1.000%, 7/15/2013	3,015,240
10,000,000	1.500%, 12/31/2013	10,175,780
5,000,000	1.750%, 1/31/2014	5,129,295
15,700,000	1.875%, 4/30/2014	16,141,562
9,500,000	2.375%, 9/30/2014	9,922,303
7,000,000	2.375%, 2/28/2015	7,292,600
19,000,000	1.875%, 6/30/2015[g]	19,280,554
	U.S. Treasury Notes, TIPS
5,401,450	2.500%, 7/15/2016	6,026,414
5,721,912	1.875%, 7/15/2019	6,144,349
6,557,720	1.375%, 1/15/2020	6,731,395

	Total U.S. Government and Agencies	141,307,534

U.S. Municipals (0.1%)
	Houston, Texas Combined Utility System Revenue Refunding Bonds
650,000	5.000%, 5/15/2011	671,086

	Total U.S. Municipals	671,086

Utilities (1.6%)
	Abu Dhabi National Energy Company
2,000,000	4.750%, 9/15/2014[a]	2,065,726
	Commonwealth Edison Company
1,700,000	6.150%, 3/15/2012	1,832,537
	Enterprise Products Operating, LLC
1,500,000	5.200%, 9/1/2020	1,606,911
	National Rural Utilities Cooperative Finance Corporation
1,350,000	5.500%, 7/1/2013	1,506,161
	Oncor Electric Delivery Company
1,300,000	5.950%, 9/1/2013	1,444,361
	ONEOK Partners, LP
350,000	8.625%, 3/1/2019	448,675
	Power Receivables Finance, LLC
120,302	6.290%, 1/1/2012[d]	120,343
	Sierra Pacific Power Company
2,000,000	6.250%, 4/15/2012	2,142,676

Principal Amount	Long-Term Fixed Income (95.2%)	Value
Utilities (1.6%) - continued
	Virginia Electric & Power Company
$640,000	5.100%, 11/30/2012	$697,693

	Total Utilities	11,865,083

	Total Long-Term Fixed Income (cost $706,654,946)	710,878,816

Shares	Mutual Funds (1.4%)	Value
Fixed Income Mutual Funds (1.4%)
2,247,228	Thrivent High Yield Fund	10,517,029

	Total Fixed Income Mutual Funds	10,517,029

	Total Mutual Funds (cost $8,300,000)	10,517,029

Shares	Preferred Stock (0.3%)	Value
Financials (0.3%)
10,250	Citigroup, Inc., Convertible, 7.500%	1,247,425
72,400	Federal National Mortgage Association, 8.250%[j]	24,616
39,000	HSBC Holdings plc, 8.000%[j]	1,013,220

	Total Financials	2,285,261

	Total Preferred Stock (cost $3,568,226)	2,285,261

Shares	Collateral Held for Securities Loaned (3.0%)	Value
22,577,500	Thrivent Financial Securities Lending Trust	22,577,500

	Total Collateral Held for Securities Loaned (cost $22,577,500)	22,577,500

Principal Amount	Short-Term Investments (7.6%)[k]	Value
	Falcon Asset Securitization Corporation, LLC
10,646,000	0.200%, 8/2/2010[l]	10,645,882
	Federal Home Loan Bank Discount Notes
5,000,000	0.180%, 8/4/2010	4,999,900
10,000,000	0.170%, 8/11/2010	9,999,480
10,000,000	0.175%, 8/20/2010	9,999,028
4,000,000	0.180%, 9/24/2010	3,998,900
	Federal Home Loan Mortgage Corporation Discount Notes
6,030,000	0.190%, 8/5/2010	6,029,841
100,000	0.185%, 10/18/2010[m]	99,959

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
129

Limited Maturity Bond Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Short-Term Investments (7.6%)[k]	Value
	Federal National Mortgage Association Discount Notes
10,000,000	0.175%, 8/11/2010	$9,999,465
1,300,000	0.200%, 10/18/2010[m,n]	1,299,435

	Total Short-Term Investments (at amortized cost)	57,071,890

	Total Investments (cost $798,172,562) 107.5%	$803,330,496

	Other Assets and Liabilities, Net (7.5%)	(55,750,881)

	Total Net Assets 100.0%	$747,579,615

a	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 30, 2010, the value of these investments was $172,870,050 or 23.1% of total net assets.
b	All or a portion of the security is insured or guaranteed.
c	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
d	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Limited Maturity Bond Fund owned as of July 30, 2010.

Security	Acquisition Date	Amortized Cost
Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$2,000,000
Commercial Mortgage Pass- Through Certificates	5/2/2007	1,500,000
Commercial Mortgage Pass- Through Certificates	10/18/2006	1,000,000
First Franklin Mortgage Loan Asset-Backed Certificates	4/19/2006	85,895
Mortgage Equity Conversion Asset Trust	1/18/2007	2,687,227
Mortgage Equity Conversion Asset Trust	2/14/2007	2,729,993
Power Receivables Finance, LLC	9/30/2003	120,267
Wachovia Asset Securitization, Inc.	3/16/2007	1,191,637

e	Defaulted security. Interest is not being accrued.
f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	All or a portion of the security is on loan.
h	These securities are Equity-Linked Structured Securities. These securities are linked to the S&P 500 Index.
i	In bankruptcy. Interest is not being accrued.
j	Non-income producing security.
k	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
l	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank or institution.
m	At July 30, 2010, $1,299,438 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
n	At July 30, 2010, $99,957 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Definitions:

REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$24,736,717
Gross unrealized depreciation	(19,578,783)

Net unrealized appreciation (depreciation)	$5,157,934
Cost for federal income tax purposes	$798,172,562

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
130

Limited Maturity Bond Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 30, 2010, in valuing Limited Maturity Bond Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	122,134,933	–	116,064,529	6,070,404
Basic Materials	6,473,061	–	6,473,061	–
Capital Goods	12,758,377	–	12,758,377	–
Collateralized Mortgage Obligations	25,131,948	–	25,131,948	–
Commercial Mortgage-Backed Securities	53,291,844	–	53,291,844	–
Communications Services	26,025,138	–	26,025,138	–
Consumer Cyclical	5,141,839	–	5,141,839	–
Consumer Non-Cyclical	22,785,726	–	22,785,726	–
Energy	15,641,097	–	15,641,097	–
Financials	190,367,690	–	184,401,290	5,966,400
Foreign Government	25,587,351	–	25,587,351	–
Mortgage-Backed Securities	36,293,184	5,173,826	31,119,358	–
Technology	2,245,374	–	2,245,374	–
Transportation	13,157,551	–	4,275,731	8,881,820
U.S. Government and Agencies	141,307,534	–	135,457,414	5,850,120
U.S. Municipals	671,086	–	671,086	–
Utilities	11,865,083	–	11,865,083	–
Mutual Funds
Fixed Income Mutual Funds	10,517,029	10,517,029	–	–
Preferred Stock
Financials	2,285,261	2,285,261	–	–
Collateral Held for Securities Loaned	22,577,500	22,577,500	–	–
Short-Term Investments	57,071,890	–	57,071,890	–
Total	$803,330,496	$40,553,616	$736,008,136	$26,768,744

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	39,115	39,115	–	–
Total Asset Derivatives	$39,115	$39,115	$–	$–

Liability Derivatives
Futures Contracts	3,629,437	3,629,437	–	–
Credit Default Swaps	16,912	–	16,912	–
Total Liability Derivatives	$3,646,349	$3,629,437	$16,912	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Limited Maturity Bond Fund.

Investments in Securities	Value October 31, 2009	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/ (Sales)	Transfers Into Level 3	Transfers Out of Level 3	Value July 30, 2010
Long-Term Fixed Income
Asset-Backed Securities	5,809,042	—	—	517,938	(256,576)	—	—	6,070,404
Commercial Mortgage- Backed Securities	2,652,750	—	150,894	(35,450)	(2,768,194)	—	—	—
Financials	—	—	—	(33,600)	6,000,000	—	—	5,966,400
Transportation	2,755,687	(19,819)	1,606	415,061	3,701,785	2,027,500	—	8,881,820
U.S. Government & Agencies	—	20,703	—	85,425	5,743,992	—	—	5,850,120
Total	$11,217,479	$884	$152,500	$949,374	$12,421,007	$2,027,500	$—	$26,768,744

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
131

Limited Maturity Bond Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(85)	September 2010	($18,532,397)	($18,625,625)	($93,228)
5-Yr. U.S. Treasury Bond Futures	(1,100)	September 2010	(128,859,929)	(131,810,943)	(2,951,014)
10-Yr. U.S. Treasury Bond Futures	(205)	September 2010	(24,796,367)	(25,381,562)	(585,195)
20-Yr. U.S. Treasury Bond Futures	10	September 2010	1,248,072	1,287,187	39,115
Total Futures Contracts					($3,590,322)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX IG, Series 14, 5 Year, at	Buy	12/20/2015	$13,000,000	($35,506)	$29,622	($5,884)
1.00%; Bank of America
CDX IG, Series 14, 5 Year, at	Buy	12/20/2015	19,500,000	(55,460)	44,432	(11,028)
1.00%; J.P. Morgan Chase and Co.
Total Credit Default Swaps					$74,054	($16,912)

1	As the buyer of protection, Limited Maturity Bond Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Limited Maturity Bond Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Limited Maturity Bond Fund could be required to make as the seller or receive as the buyer of protection.
3	The market values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Fund, is as follows:

Fund	Value October 31, 2009	Gross Purchases	Gross Sales	Shares Held at July 30, 2010	Value July 30, 2010	Income Earned November 1, 2009 - July 30, 2010
High Yield	$10,045,110	$–	$–	2,247,228	$10,517,029	$649,757
Money Market	68,918	615,383	684,301	–	–	–
Thrivent Financial
Securities Lending Trust	10,892,000	131,259,188	119,573,688	22,577,500	22,577,500	3,953
Total Value and
Income Earned	21,006,028				33,094,529	653,710

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
132

Money Market Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Commercial Paper (66.7%)[a]	Value
Asset-Backed Commercial Paper (0.5%)
	GOVCO, Inc.
$4,000,000	0.500%, 8/27/2010[b]	$3,998,500

	Total Asset-Backed Commercial Paper	3,998,500

Banking-Domestic (13.5%)
	Bank of America Corporation
4,000,000	0.570%, 9/17/2010	3,996,960
	Bank of America NA
8,400,000	0.540%, 9/10/2010	8,394,834
	Liberty Street Funding, LLC
7,300,000	0.480%, 9/15/2010[b]	7,295,523
	Rabobank USA Finance Corporation
8,400,000	0.480%, 9/15/2010[b]	8,394,848
8,300,000	0.480%, 9/24/2010[b]	8,293,913
	Societe Generale North America, Inc.
29,832,000	0.225%, 8/2/2010[b]	29,831,627
	Svenska Handelsbanken AB
8,200,000	0.500%, 9/10/2010[b]	8,195,331
	Toronto Dominion Holdings
8,300,000	0.450%, 9/2/2010[b]	8,296,576
	US Bank NA
8,000,000	0.530%, 11/30/2010	7,985,631
	Variable Funding Capital Company, LLC
8,400,000	0.560%, 9/14/2010[b]	8,394,120
8,400,000	0.500%, 9/17/2010[b]	8,394,400

	Total Banking-Domestic	107,473,763

Banking-Foreign (0.5%)
	Bank of Nova Scotia
4,000,000	0.500%, 8/23/2010	3,998,723

	Total Banking-Foreign	3,998,723

Brokerage (0.4%)
	Citigroup Funding, Inc.
3,000,000	0.480%, 10/25/2010[b]	2,996,560

	Total Brokerage	2,996,560

Consumer Cyclical (3.6%)
	Golden Funding Corporation
4,550,000	0.350%, 8/2/2010[b]	4,549,912
7,303,000	0.340%, 8/16/2010[b]	7,301,896
	Toyota Credit Canada, Inc.
8,100,000	0.500%, 9/27/2010	8,093,475
	Toyota Financial Services de
	Puerto Rico, Inc.
8,300,000	0.460%, 8/16/2010	8,298,303

	Total Consumer Cyclical	28,243,586

Consumer Non-Cyclical (1.0%)
	Nestle Finance International, Ltd.
8,000,000	0.450%, 8/31/2010[b]	7,996,900

	Total Consumer Non-Cyclical	7,996,900

Energy (4.4%)
	ENI Coordination Center SA
20,000,000	0.210%, 8/2/2010[b]	19,999,767

Principal Amount	Commercial Paper (66.7%)[a]	Value
Energy (4.4%) - continued
$15,000,000	0.270%, 8/4/2010[b]	$14,999,550

	Total Energy	34,999,317

Finance (42.1%)
	Alaska Housing Finance Corporation
10,000,000	0.550%, 8/13/2010	9,998,014
8,300,000	0.590%, 8/31/2010	8,295,783
9,000,000	0.590%, 9/8/2010	8,994,248
8,300,000	0.590%, 9/9/2010	8,294,559
	Chariot Funding, LLC
4,250,000	0.530%, 9/21/2010[b]	4,246,746
	Eksportfinans ASA
39,600,000	0.207%, 8/2/2010	39,599,545
	Falcon Asset Securitization Corporation, LLC
8,350,000	0.500%, 10/18/2010[b]	8,340,838
	General Electric Capital Corporation
8,300,000	0.440%, 8/31/2010	8,296,855
8,300,000	0.460%, 9/7/2010	8,295,970
8,300,000	0.490%, 10/19/2010	8,290,962
7,800,000	0.530%, 2/16/2011	7,777,033
	Jupiter Securitization Company, LLC
22,000,000	0.200%, 8/2/2010[b]	21,999,756
4,450,000	0.420%, 8/9/2010[b]	4,449,533
4,250,000	0.460%, 8/17/2010[b]	4,249,077
8,400,000	0.550%, 9/15/2010[b]	8,394,097
	Nieuw Amsterdam Receivables Corporation
20,000,000	0.240%, 8/2/2010[b]	19,999,733
8,000,000	0.500%, 10/5/2010[b]	7,992,667
8,100,000	0.510%, 10/8/2010[b]	8,092,082
3,000,000	0.420%, 10/18/2010[b]	2,997,235
	Old Line Funding, LLC
8,300,000	0.480%, 9/14/2010[b]	8,295,020
8,300,000	0.480%, 9/16/2010[b]	8,294,799
8,300,000	0.480%, 9/22/2010[b]	8,294,135
	Ranger Funding Company, LLC
15,465,000	0.200%, 8/2/2010[b]	15,464,828
	Straight-A Funding, LLC
8,500,000	0.360%, 8/9/2010	8,499,235
8,400,000	0.400%, 8/11/2010	8,398,973
8,380,000	0.430%, 8/16/2010	8,378,398
8,400,000	0.420%, 8/25/2010	8,397,550
4,000,000	0.410%, 9/8/2010	3,998,223
8,500,000	0.400%, 9/16/2010	8,495,561
8,220,000	0.400%, 9/20/2010	8,215,342
8,200,000	0.390%, 9/21/2010	8,195,381
8,200,000	0.390%, 9/22/2010	8,195,292
8,000,000	0.390%, 9/23/2010	7,995,320
	Thunder Bay Funding, Inc.
8,480,000	0.400%, 8/11/2010[b]	8,478,964
8,300,000	0.480%, 9/15/2010[b]	8,294,909

	Total Finance	334,496,663

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
133

Money Market Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Principal Amount	Commercial Paper (66.7%)[a]	Value
U.S. Government and Agencies (0.7%)
	Federal National Mortgage Association Discount Notes
$5,300,000	0.240%, 10/1/2010	$5,297,809

	Total U.S. Government and Agencies	5,297,809

	Total Commercial Paper	529,501,821

Shares	Public Corporate (2.2%)	Value
Banking-Domestic (1.7%)
	J.P. Morgan Chase & Company
13,620,000	0.663%, 4/1/2011[b]	13,620,000

	Total Banking-Domestic	13,620,000

Finance (0.5%)
	General Electric Capital Corporation
4,000,000	4.875%, 10/21/2010	4,038,733

	Total Finance	4,038,733

	Total Public Corporate	17,658,733

Shares	Other Mutual Funds (4.4%)	Value
100,000	AIM Investments Institutional Government and Agency Portfolio	100,000
32,313,000	Barclays Prime Money Market Fund	32,313,000
2,245,000	DWS Money Market Series	2,245,000

	Total Other Mutual Funds	34,658,000

Principal Amount	Variable Rate Notes (26.1%)[a]	Value
Banking-Domestic (4.2%)
	Bank of America NA
13,640,000	0.718%, 9/23/2010[b,c]	13,654,226
	J.P. Morgan Chase & Company
9,900,000	0.564%, 8/23/2010[b,c]	9,905,853
	U.S. Central Federal Credit Union
10,250,000	0.525%, 10/19/2010[b,c]	10,250,000

	Total Banking-Domestic	33,810,079

Banking-Foreign (2.7%)
	Royal Bank of Canada
8,300,000	0.430%, 8/2/2010[c]	8,300,000
9,000,000	0.938%, 9/23/2010[c]	9,032,757
	Svenska Handlesbanken AB
3,900,000	0.404%, 8/9/2010[c,d]	3,900,035

	Total Banking-Foreign	21,232,792

Finance (1.6%)
	General Electric Capital Corporation
12,550,000	0.617%, 9/13/2010[b,c]	12,561,373

	Total Finance	12,561,373

Sovereigns (1.5%)
	Overseas Private Investment Corporation
2,413,793	0.230%, 8/4/2010[b,c]	2,413,793
4,912,281	0.230%, 8/4/2010[b,c]	4,912,281
4,627,586	0.230%, 8/4/2010[b,c]	4,627,586

	Total Sovereigns	11,953,660

Principal Amount	Variable Rate Notes (26.1%)[a]	Value
U.S. Government and Agencies (13.0%)
	Federal Home Loan Banks
$5,000,000	0.253%, 8/12/2010[c]	$4,992,481
5,000,000	0.304%, 8/22/2010[c]	4,997,788
8,800,000	0.433%, 10/27/2010[c]	8,800,000
4,400,000	0.421%, 10/29/2010[c]	4,399,886
	Federal Home Loan Mortgage Corporation
8,300,000	0.190%, 8/2/2010[c]	8,271,312
15,380,000	0.301%, 8/19/2010[c]	15,371,051
8,300,000	0.287%, 8/21/2010[c]	8,294,161
10,288,000	0.607%, 9/9/2010[c]	10,295,416
13,605,000	0.508%, 9/24/2010[c]	13,605,000
15,100,000	0.506%, 10/16/2010[c]	15,103,158
	Federal National Mortgage Association
9,000,000	0.301%, 8/19/2010[c]	8,995,850

	Total U.S. Government and Agencies	103,126,103

U.S. Municipals (3.1%)
	Denver, Colorado City and County Airport Revenue Bonds
8,000,000	0.260%, 8/4/2010[b,c]	8,000,000
	Louisiana Housing Finance Agency Variable Rate Demand Qualified Gulf Opportunity
	Zone Bonds (Canterbury House Apartments - Sherwood)
9,000,000	0.280%, 8/5/2010[b,c]	9,000,000
	Oregon Health and Science University Variable Rate Demand Revenue Bonds
8,275,000	0.230%, 8/2/2010[b,c]	8,275,000

	Total U.S. Municipals	25,275,000

	Total Variable Rate Notes	207,959,007

	Total Investments (at amortized cost) 99.4%	$789,777,561

	Other Assets and Liabilities, Net 0.6%	4,673,522

	Total Net Assets 100.0%	$794,451,083

a	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank or institution.
c	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 30, 2010, the value of these investments was $3,900,035 or 0.5% of total net assets.

Cost for federal income tax purposes	$789,777,561

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
134

Money Market Fund

Schedule of Investments as of July 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 30, 2010, in valuing Money Market Fund’s assets carried at fair value or amortized cost, which approximates fair value, as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Commercial Paper
Asset-Backed Commercial Paper	3,998,500	–	3,998,500	–
Banking-Domestic	107,473,763	–	107,473,763	–
Banking-Foreign	3,998,723	–	3,998,723	–
Brokerage	2,996,560	–	2,996,560	–
Consumer Cyclical	28,243,586	–	28,243,586	–
Consumer Non-Cyclical	7,996,900	–	7,996,900	–
Energy	34,999,317	–	34,999,317	–
Finance	334,496,663	–	334,496,663	–
U.S. Government and Agencies	5,297,809	–	5,297,809	–
Public Corporate
Banking-Domestic	13,620,000	–	13,620,000	–
Finance	4,038,733	–	4,038,733	–
Other Mutual Funds	34,658,000	34,658,000	–	–

Variable Rate Notes
Banking-Domestic	33,810,079	–	33,810,079	–
Banking-Foreign	21,232,792	–	21,232,792	–
Finance	12,561,373	–	12,561,373	–
Sovereigns	11,953,660	–	11,953,660	–
U.S. Government and Agencies	103,126,103	–	103,126,103	–
U.S. Municipals	25,275,000	–	25,275,000	–

Total	$789,777,561	$34,658,000	$755,119,561	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
135

Notes to Schedule of Investments

As of July 30, 2010

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Swap agreements are valued at the fair value of the contract as furnished by an independent pricing service. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day. Short-term securities are valued at amortized cost to the extent it is not materially different than market value.

Securities held by Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Money Market Fund and the Funds’ investment adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

All securities for which market values are not readily available or deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

An accounting pronouncement is in place that improves the consistency and comparability of fair value measurements used in financial reporting. This pronouncement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value requirements. Various inputs are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; and Level 3 includes significant unobservable inputs such as the Fund’s own assumptions and broker evaluations in determining the fair value of investments.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect fair value as of the close of the U.S. markets. The Board of Trustees has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies, the Funds may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to hedge certain other foreign-currency-denominated investments. These contracts are recorded at market value and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Funds are exposed to counterparty risk equal to the discounted net amount of payments to the Fund.

Options – All Funds may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for written

136

Notes to Schedule of Investments

As of July 30, 2010

(unaudited)

options arises when the Fund has purchased an option, exercised that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where the Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty.

Futures Contracts – Certain Funds may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Swap Agreements – Certain Funds may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Periodic payments and receipts and payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses on the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. These swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations. Refer to the credit default swap tables located within the Fund’s Schedule of Investments for additional information as of July 30, 2010.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

137

Item 2. Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: September 28, 2010	THRIVENT MUTUAL FUNDS

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 28, 2010	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: September 28, 2010	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer

CERTIFICATION BY PRESIDENT

I, Russell W. Swansen, certify that:

1.	I have reviewed this report on Form N-Q of Thrivent Mutual Funds;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: September 28, 2010	/s/ Russell W. Swansen
Russell W. Swansen
President

CERTIFICATION BY TREASURER

I, Gerard V. Vaillancourt, certify that:

1.	I have reviewed this report on Form N-Q of Thrivent Mutual Funds;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: September 28, 2010	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer